                               Filed with the Securities and Exchange Commission on November 14, 2002

Registration No. 33-44436                                                               Investment Company Act No. 811-5438
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                      Registration Statement under The Securities Act of 1933*
                                                  Post-effective Amendment No. 22
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 23

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                   [f/k/a American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)]
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                              Kathleen A. Chapman, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           CHIEF COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830

                                          Approximate Date of Proposed Sale to the Public:

                          NOVEMBER 18, 2002 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS
                                                      REGISTRATION STATEMENT.

                           It is proposed that this filing become effective:  (check appropriate space)
                                      immediately upon filing pursuant to paragraph (b) of Rule 485 on  November 18, 2002  pursuant to paragraph (b) of rule 485
                                      60 days after filing pursuant to paragraph (a) (i) of rule 485 on ______________pursuant to paragraph (a) (i) of Rule 485
                                      75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity ContractsIndefinite**           Indefinite**                                       $0
====================================================================================================================================
                                   **Pursuant to Rule 24f-2 of the Investment Company Act of 1940
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*The Prospectus contained in this Registration Statement also relates to annuity contracts no longer being sold but for which additional Purchase Payments are accepted and which are covered by earlier Registration Statement File Numbers 33-19363 and
33-47753.
------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2001 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
Asap

                                                                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                        One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American Skandia Advisor PlanSM NY, a flexible premium deferred annuity (the "Annuity") offered by American
Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us") to residents of the State of New York. The Annuity was previously  offered in other  states.  The  Annuity  may be offered as an  individual  annuity  contract  or as an  interest in a group annuity.  This  Prospectus  describes  the  important  features of the  Annuity  and what you should  consider  before  purchasing  the
Annuity.  We have also filed a Statement of Additional  Information that is available from us, without charge,  upon your request.  The contents of the Statement of Additional  Information  are described on page 56. This  Prospectus  also describes two annuity  contracts we no longer offer,  but for which we continue to accept  Purchase  Payments (see "Appendix C - Prior  Contracts").  Various rights and benefits  may differ  between  states to meet  applicable  laws and/or  regulations.  In  particular,  please refer to Appendix D for a description of certain  provisions  that apply to Annuities  sold to other than New York  residents.  Certain terms are  capitalized in this Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

=======================================================================================================================================
American  Skandia  offers  several  different  annuities  which your  investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account  value and the  charges  that you will be subject  to if you choose to  surrender  the  annuity.  The fees and charges may also be different between each annuity.
=======================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should consider any surrender or penalty  charges you may incur when replacing your existing  coverage and that this Annuity may be subject to a contingent deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This  Annuity is  frequently  used for  retirement  planning  because it allows you to  accumulate  retirement  savings and also offers annuity  payment  options when you are ready to begin  receiving  income.  The Annuity also offers one or more death  benefits that can protect  your  retirement  savings  if you die  during a period of  declining  markets.  It may be used as an  investment  vehicle  for
"qualified"  investments,  including  an IRA,  SEP-IRA,  Roth  IRA or Tax  Sheltered  Annuity  (or  403(b)).  It may also be used as an investment  vehicle for  "non-qualified"  investments.  The Annuity allows you to invest your money in a number of variable  investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you generally are not taxed on any investment  gains the Annuity earns until you make a withdrawal or begin to receive annuity payments.  This feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your  Account  Value  because  money that would  otherwise be needed to pay taxes on  investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a 10% penalty tax may be applied on withdrawals  you make before you reach age 59 1/2.  Annuities  purchased as a  non-qualified  investment are not subject to the maximum  contribution  limits that may apply to a qualified  investment,  and are not subject to required minimum  distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your retirement plan under the Internal  Revenue Code. An Annuity may offer features and benefits in addition to providing tax deferral that other  investment  vehicles may not offer,  including  death benefit  protection for your  beneficiaries,  lifetime  income options,  and the ability to make transfers  between  numerous  variable investment  options  offered  under the  Annuity.  You should  consult  with your  investment  professional  as to whether  the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.
---------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal Deposit Insurance  Corporation  (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves investment risks, including possible loss of value.
---------------------------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION
NOR  HAS  THE  COMMISSION  OR ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS  AND THE CURRENT  PROSPECTUS  FOR THE  UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
---------------------------------------------------------------------------------------------------------------------------------------
                                             FOR FURTHER INFORMATION CALL 1-800-766-4530.
Prospectus Dated May 1, 2002                                                  Statement of Additional Information Dated: May 1, 2002
revised effective November 18, 2002                                                              revised effective November 18, 2002
ASAP-PROS- (11/2002)

                             PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This  Annuity is a "flexible  premium  deferred  annuity."  It is called  "flexible  premium"  because  you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors "defer" receiving annuity payments until after an accumulation period.
|X|      This Annuity  offers both variable and fixed  investment  options.  If you allocate your Account Value to variable  investment options, the value of your Annuity will vary daily to reflect the investment  performance of the underlying  investment options.
       Fixed  investment  options of different  durations are offered that are guaranteed by us, but may have a Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity  features two distinct phases - the  accumulation  period and the payout period.  During the  accumulation  period your Account Value is allocated to one or more  investment  options.  The variable  investment  options,  each a Sub-account  of
       American  Skandia Life Assurance  Corporation  Variable  Account B, invest in an underlying  mutual fund  portfolio.  Currently, portfolios of the following  underlying  mutual funds are being offered:  American  Skandia Trust,  Montgomery  Variable Series,
       Wells Fargo Variable Trust, Rydex Variable Trust,  INVESCO Variable  Investment Funds,  Inc.,  Evergreen Variable Annuity Trust,
       ProFunds VP, First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive annuity  payments (1) for life; (2) for life with a guaranteed  minimum number of payments;  (3) based on joint lives;  or (4) for a guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This  Annuity  offers a death  benefit that steps up on each 5th  anniversary  of the issue date until age 85. On or after age
       85, the death benefit is equal to the Account Value without application of any market value adjustment.
|X|      You are  allowed to  withdraw a limited  amount of money from your  Annuity on an annual  basis  without  any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  You may make twenty  transfers each year free of charge.  We also offer several programs that enable you to manage your Account Value as your financial needs and investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity  through  licensed,  registered  investment  professionals.  You must complete an application  and submit a minimum initial  purchase  payment of $10,000 (for  non-qualified  contracts) or $2,000 (for qualified  contracts).  We may allow you to make a lower initial  purchase  payment  provided you establish a bank drafting  program under which purchase  payments  received in the first
Annuity  Year total at least  $10,000 or $2,000 as  applicable.  There is no age  restriction  to purchase the  Annuity.  However,  the
Death Benefit provides greater protection for persons under age 85.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED
     CONTRACTS?...................................................................................................................47
   HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?..........................................................................48
   GENERAL TAX CONSIDERATIONS.....................................................................................................49

General Information...............................................................................................................50

   HOW WILL I RECEIVE STATEMENTS AND REPORTS?.....................................................................................50
   WHO IS AMERICAN SKANDIA?.......................................................................................................50
   WHAT ARE SEPARATE ACCOUNTS?....................................................................................................50
   WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?...........................................................................52
   WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?.........................................................................52
   AVAILABLE INFORMATION..........................................................................................................54
   INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE................................................................................54
   HOW TO CONTACT US..............................................................................................................54
   INDEMNIFICATION................................................................................................................55
   LEGAL PROCEEDINGS..............................................................................................................55
   CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................................................................56

Appendix A - Financial Information About American Skandia..........................................................................1

   MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS...........................................3
   QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK......................................................................7

AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA LIFE ASSURANCE CORPORATION..........................................10

   Report of Independent Auditors.................................................................................................11

Appendix B - Condensed Financial Information About Separate Account B..............................................................1

Appendix C-1: PSA Prior Contract...................................................................................................1

Appendix C-2: Alliance Capital Navigator Prior Contract............................................................................6

Appendix D - Sale of Contracts Outside of the State of New York....................................................................1

                                                           GLOSSARY OF TERMS

Many terms used  within this  Prospectus  are  described  within the text where they  appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account  Value:  The value of each  allocation to a Sub-account  or a Fixed  Allocation  prior to the Annuity Date,  plus any earnings, and/or less any losses,  distributions  and  charges.  The  Account  Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge  ("CDSC")  and/or any Annual  Maintenance  Fee. The Account Value is determined  separately for each  Sub-account and for each Fixed  Allocation,  and then totaled to determine  the Account  Value for your entire  Annuity.  The Account Value of each
Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The  application of Account Value to one of the available  annuity  options to begin  receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An  allocation of Account  Value that is to be credited a fixed rate of interest for a specified  Guarantee  Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation on any date other than the Maturity  Date.  The Interim Value is equal to the initial value  allocated to the Fixed  Allocation  plus all  interest  credited to the Fixed  Allocation  as of the date  calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value  adjustment used in the  determination  of Account Value of each Fixed  Allocation on a day more than 30 days prior to the Maturity Date of such Fixed Allocation.

Owner:  With an Annuity  issued as an individual  annuity  contract,  the Owner is either an eligible  entity or person named as having ownership  rights in relation to the Annuity.  With an Annuity  issued as a  certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge and the charge for any optional benefits.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation  Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities  and  Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the Annuity.  Some  charges are  assessed  against your Annuity  while others are assessed against assets  allocated to the variable  investment  options.  The charges that are assessed against the Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee,  Transfer Fee and the Tax Charge.  The charge that is assessed against the variable  investment options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for administration of the Annuity.  Each underlying mutual fund portfolio assesses a charge for investment  management,  other expenses and with some mutual funds, a 12b-1 charge.  The prospectus for each underlying  mutual fund provides more detailed  information  about the  expenses for the  underlying  mutual  funds.  In certain  states,  a premium tax charge may be  applicable.  All of these fees and expenses are described in more detail within this Prospectus.

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                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        Amount Deducted/
------------------------------                       Description Of Charge                                    When Deducted
         Fee/Expense
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
                                Yr. 1    Yr. 2   Yr. 3    Yr. 4   Yr. 5   Yr. 6   Yr. 7   Yr. 8+
                                                                                                            Upon Surrender or
Contingent Deferred Sales                                                                                  Partial Withdrawal
Charge

------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
------------------------------- -------- ------- ------- -------- ------- ------- ------- ------- --------------------------------------
                                 7.5%     6.5%    5.5%    4.5%     3.5%    2.5%    1.5%    0.0%

------------------------------- -------- ------- ------- -------- ------- ------- ------- -------
------------------------------- -----------------------------------------------------------------
                                     The charge is a percentage of each applicable Purchase
                                  Payment. The period is measured from the date each Purchase
                                                     Payment is allocated.
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                      Annually on the Annuity's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

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                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Charges  of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

The following are the investment  management fees, other expenses,  12b-1 fees (if applicable),  and the total annual expenses for each underlying  mutual  fund  ("Portfolio")  as of  December  31,  2001,  except as noted.  Each  figure is stated as a  percentage  of the underlying  Portfolio's  average daily net assets. For certain of the underlying  Portfolios,  a portion of the management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual Portfolio  Operating  Expenses" reflect the combination of the underlying
Portfolio's  investment  management  fee,  other expenses and any 12b-1 fees,  net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the underlying  Portfolio  before it provides  American Skandia with the daily net asset value. Any footnotes  about  expenses  appear after the list of all the  Portfolios.  The  underlying  Portfolio  information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the prospectuses or statements of additional  information of the underlying  Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-766-4530.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

American Skandia Trust: 1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST William Blair International Growth 5            1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Goldman Sachs Mid-Cap Growth 5                  1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST Goldman Sachs Concentrated Growth 5             0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Capital Income                          0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 2                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%            N/A          1.67%         N/A         1.67%

Wells Fargo Variable Trust:
  Equity Value                                        0.55%          0.36%          0.25%         1.16%         0.16%        1.00%
  Equity Income                                       0.55%          0.43%          0.25%         1.23%         0.23%        1.00%

Rydex Variable Trust:
  Nova                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  Ursa                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  OTC                                                  0.90%         0.99%            N/A          1.89%          N/A         1.89%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                           0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Health Sciences                                      0.75%         0.31%            N/A          1.06%          N/A         1.06%
  Financial Services                                   0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Telecommunications                                   0.75%         0.34%            N/A          1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                       0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Omega                                                0.52%         0.20%            N/A          0.72%          N/A         0.72%

ProFund VP:
  Europe 30                                            0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Asia 30 3                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Japan 3                                              0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Banks 3                                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Basic Materials 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Biotechnology                                        0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Consumer Cyclical 3                                  0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Consumer Non-Cyclical 3                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Energy                                               0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Financial                                            0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Healthcare                                           0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Industrial 3                                         0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Internet 3                                           0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Pharmaceuticals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Precious Metals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Real Estate                                          0.75%         0.99%           0.25%         1.99%         0.01%        1.98%
  Semiconductor 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Technology                                           0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Telecommunications                                   0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Utilities                                            0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Bull                                                 0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Bear                                                 0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bull Plus                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  OTC                                                  0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Short OTC 3                                          0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  UltraOTC                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Mid-Cap Value 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Mid-Cap Growth 3                                     0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  UltraMid-Cap 3                                       0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Value 3                                    0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Growth 3                                   0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  UltraSmall-Cap                                       0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  U.S. Government Plus 3                               0.50%         0.95%           0.25%         1.70%          N/A         1.70%
  Rising Rates Opportunity 3                           0.75%         0.95%           0.25%         1.95%          N/A         1.95%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values 4                   0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                      0.85%          1.16%          0.25%         2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of  American  Skandia  Trust (the  "Trust")  has agreed to  reimburse  and/or  waive fees for certain
     Portfolios until at least April 30, 2003. The caption "Total Annual Portfolio  Operating  Expenses"  reflects the Portfolios' fees and expenses before such waivers and  reimbursements,  while the caption "Net Annual Portfolio  Operating  Expenses"  reflects the effect of such waivers and  reimbursements.  The Trust adopted a Distribution Plan (the  "Distribution  Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive brokerage  commissions in connection  with purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange  Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution  expenses of the Portfolios.  The
     Distribution Fee estimates are derived and annualized from data regarding  commission amounts directed under the Distribution Plan for the fiscal year ended December 31, 2001.  Although there are no maximum amounts allowable,  actual commission amounts directed under the  Distribution  Plan will vary and the amounts  directed  during the last full fiscal year of the Plan's  operations  may differ from the amounts listed in the above chart.
2        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  and "12b-1  Fees"  shown are based on  estimated amounts for the fiscal year ending December 31, 2002.
3        These Portfolios  commenced  operations on May 1, 2002.  "Other Expenses" shown are based on estimated  amounts for the fiscal year ending December 31, 2002.
4        Included  in the charge  for Other  Expenses  is a fee of 0.325% of  average  daily net  assets  paid to  American  Skandia to reimburse it for  administrative  costs. The investment  advisor has agreed to waive fees and reimburse expenses through September
     30, 2003 in order to prevent Total Annual Portfolio Operating Expenses (excluding  brokerage expenses and extraordinary  expenses)
     from exceeding 1.47% of the average daily net asset value of the respective Portfolio.

5    Net Annual Portfolio Operating Expenses reflect fee waivers and expense reimbursements in effect as of November 11, 2002.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and  expenses  you will incur with the Annuity  over certain periods of time based on specific  assumptions.  The examples reflect the Insurance Charge,  Contingent  Deferred Sales Charges
(when  applicable),  the  Annual  Maintenance  Fee (when  applicable)  and the  charges  deducted  by the  underlying  Portfolios.  The
Securities and Exchange Commission ("SEC") requires these examples.

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account had you invested
$1,000 in the Annuity and received a 5% annual return on assets.

The  examples  shown  assume  that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 1.40% per year;  (c) the Annual  Maintenance  Fee (when  applicable)  is reflected  as an  asset-based charge based on an assumed  average  contract size; (d) you make no withdrawals of Account Value during the period shown;  (e) you make no  transfers,  withdrawals,  surrender  or other  transactions  for which we charge a fee during the period  shown;  (f) no tax charge applies;  and (g) the  expenses  for the  underlying  Portfolios  reflect the  continued  waiver of fees or  reimbursement  of expenses throughout each period shown (refer to the "Net Annual Portfolio Operating  Expenses," in the section entitled  "Underlying Mutual Fund
Portfolio Annual Expenses").  Amounts shown in the examples are rounded to the nearest dollar.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE  UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                  (amounts shown are rounded to the nearest dollar)
-----------------------------------------------------------------------------------------------------------------------------------------

                                       ---------------------------------------------- ------- -----------------------------------------
                                       If you  surrender  your Annuity at the end of           If you do not  surrender  your  Annuity
                                       the  applicable  time  period,  you would pay           at  the  end  of  the  applicable  time
                                       the   following    expenses   on   a   $1,000           period   or   begin   taking    annuity
                                       investment,  assuming  5%  annual  return  on           payments  at such  time,  you would pay
                                       assets:                                                 the  following  expenses  on  a  $1,000
                                                                                               investment,  assuming 5% annual  return
                                                                                               on assets:
                                       ---------------------------------------------- ------- -----------------------------------------

After:                                                                                 After:
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Strong International Equity                102        137       174        294               27         82        139        294
AST William Blair International Growth         102        137       174        294               27         82        139        294
AST American Century International Growth      103        141       181        308               28         86        146        308
AST DeAM International Equity                  102        137       175        297               27         82        140        297
AST MFS Global Equity                          104        144       187        319               29         89        152        319
AST PBHG Small-Cap Growth                      102        137       175        297               27         82        140        297
AST DeAM Small-Cap Growth                      102        137       175        297               27         82        140        297
AST Federated Aggressive Growth                104        143       184        314               29         88        149        314
AST Goldman Sachs Small-Cap Value              102        138       176        298               27         83        141        298
AST Gabelli Small-Cap Value                    101        134       170        287               26         79        135        287
AST DeAM Small-Cap Value                       101        134       169        284               26         79        134        284
AST Goldman Sachs Mid-Cap Growth               103        140       179        304               28         85        144        304
AST Neuberger Berman Mid-Cap Growth            101        136       173        292               26         81        138        292
AST Neuberger Berman Mid-Cap Value             102        139       178        301               27         84        143        301
AST Alger All-Cap Growth                       102        138       177        300               27         83        142        300
AST Gabelli All-Cap Value                      102        138       177        300               27         83        142        300
AST T. Rowe Price Natural Resources            101        135       172        290               26         80        137        290
AST Alliance Growth                            101        136       173        293               26         81        138        293
AST MFS Growth                                 101        135       172        290               26         80        137        290
AST Marsico Capital Growth                     101        134       170        287               26         79        135        287
AST Goldman Sachs Concentrated Growth          100        132       167        280               25         77        132        280
AST DeAM Large-Cap Growth                      100        132       166        278               25         77        131        278
AST DeAM Large-Cap Value                       100        132       166        278               25         77        131        278
AST Alliance/Bernstein Growth + Value          104        143       184        314               29         88        149        314
AST Sanford Bernstein Core Value               102        137       174        294               27         82        139        294
AST Cohen & Steers Realty                      102        138       177        300               27         83        142        300
AST Sanford Bernstein Managed Index 500         98        125       155        257               23         70        120        257
AST American Century Income & Growth            99        130       163        273               24         75        128        273
AST Alliance Growth and Income                  99        130       163        273               24         75        128        273
AST MFS Growth with Income                     101        135       172        290               26         80        137        290
AST INVESCO Capital Income                      99        129       162        270               24         74        127        270
AST DeAM Global Allocation                      93        110       129        204               18         55         94        204
AST American Century Strategic Balanced        101        134       170        287               26         79        135        287
AST T. Rowe Price Asset Allocation             101        135       172        290               26         80        137        290
AST T. Rowe Price Global Bond                  101        134       170        287               26         79        135        287
AST Federated High Yield                       100        131       164        275               25         76        129        275
AST Lord Abbett Bond-Debenture                 101        135       172        290               26         80        137        290
AST DeAM Bond                                   99        129       162        271               24         74        127        271
AST PIMCO Total Return Bond                     98        126       156        258               23         71        121        258
AST PIMCO Limited Maturity Bond                 98        127       158        262               23         72        123        262
AST Money Market                                96        119       145        237               21         64        110        237

MV Emerging Markets                            107        152       200        345               32         97        165        345

WFVT Equity Value                              100        132       167        280               25         77        132        280
WFVT Equity Income                             100        132       167        280               25         77        132        280

-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

After:                                                                                 After:
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Rydex Nova                                     105        146       189        324               30         91        154        324
Rydex Ursa                                     105        146       189        324               30         91        154        324
Rydex OTC                                      109        159       211        365               34         104       176        365

INVESCO VIF Dynamics                           101        134       170        287               26         79        135        287
INVESCO VIF Technology                         101        134       170        287               26         79        135        287
INVESCO VIF Health Sciences                    101        134       170        287               26         79        135        287
INVESCO VIF Financial Services                 101        134       170        287               26         79        135        287
INVESCO VIF Telecommunications                 101        135       171        288               26         80        136        288

Evergreen VA Global Leaders                    100        132       167        280               25         77        132        280
Evergreen VA Special Equity                    100        133       168        283               25         78        133        283
Evergreen VA Omega                              97        123       152        250               22         68        117        250

ProFund VP Europe 30                           109        159       211        365               34         104       176        365
ProFund VP Asia 30                             110        161       214        370               35         106       179        370
ProFund VP Japan                               110        161       214        370               35         106       179        370
ProFund VP Banks                               110        161       214        372               35         106       179        372
ProFund VP Basic Materials                     110        161       214        372               35         106       179        372
ProFund VP Biotechnology                       110        162       216        375               35         107       181        375
ProFund VP Consumer Cyclical                   110        161       214        372               35         106       179        372
ProFund VP Consumer Non-Cyclical               110        161       214        372               35         106       179        372
ProFund VP Energy                              110        162       216        375               35         107       181        375
ProFund VP Financial                           110        162       216        375               35         107       181        375
ProFund VP Healthcare                          110        162       216        375               35         107       181        375
ProFund VP Industrial                          110        161       214        372               35         106       179        372
ProFund VP Internet                            110        161       214        372               35         106       179        372
ProFund VP Pharmaceuticals                     110        161       214        372               35         106       179        372
ProFund VP Precious Metals                     110        161       214        372               35         106       179        372
ProFund VP Real Estate                         110        162       216        375               35         107       181        375
ProFund VP Semiconductor                       110        161       214        372               35         106       179        372
ProFund VP Technology                          110        162       216        375               35         107       181        375
ProFund VP Telecommunications                  110        162       216        375               35         107       181        375
ProFund VP Utilities                           110        162       216        375               35         107       181        375
ProFund VP Bull                                110        162       216        375               35         107       181        375
ProFund VP Bear                                109        159       211        365               34         104       176        365
ProFund VP Bull Plus                           110        161       214        370               35         106       179        370
ProFund VP OTC                                 109        159       211        367               34         104       176        367
ProFund VP Short OTC                           110        161       214        371               35         106       179        371
ProFund VP UltraOTC                            110        161       214        371               35         106       179        371
ProFund VP Mid-Cap Value                       110        161       214        372               35         106       179        372
ProFund VP Mid-Cap Growth                      110        161       214        372               35         106       179        372
ProFund VP UltraMid-Cap                        110        162       216        375               35         107       181        375
ProFund VP Small-Cap Value                     110        162       216        375               35         107       181        375
ProFund VP Small-Cap Growth                    110        162       216        375               35         107       181        375
ProFund VP UltraSmall-Cap                      110        162       216        375               35         107       181        375
ProFund VP U.S. Government Plus                107        153       201        347               32         98        166        347
ProFund VP Rising Rates Opportunity            110        161       214        371               35         106       179        371

First Trust(R)10 Uncommon Values                104        143       185        317               29         88        150        317

SP Jennison International Growth               107        152       199        343               32         97        164        343
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Sub-account of American  Skandia Life Assurance  Corporation  Variable  Account B (see "What are
Separate Accounts" for more detailed  information.) Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the  prospectus for any Portfolio in which you are  interested.  The following  chart  classifies  each of the Portfolios  based on our assessment of their  investment  style (as of the date of this  Prospectus).  The chart also provides a description of each Portfolio's investment  objective  (in  italics)  and a short,  summary  description  of their key  policies  to assist  you in  determining  which
Portfolios may be of interest to you.  There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the  description.  Those  Portfolios  whose name includes the prefix "AST" are  Portfolios of American  Skandia  Trust.  The  investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated  company of American Skandia.  However,  a sub-advisor,  as noted below, is engaged to conduct  day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance of a publicly  traded  mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a  Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and  management of the Portfolios  are found in the  prospectuses  for the underlying mutual  funds.  The current  prospectus  and statement of  additional  information  for the  underlying  Portfolios  can be obtained by calling 1-800-766-4530.

=======================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Annuity.  Owners of Annuities  issued on or after March 16, 2001 will not be allowed to allocate  Account  Value to the Rydex Nova,
Rydex  Ursa or Rydex OTC  Sub-accounts.  Except as noted  below,  Owners of  Annuities  issued  before  March 16,  2001,  and/or  their authorized  investment  professionals,  will no longer be able to allocate  additional  Account Value or make  transfers into the Rydex
Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Annuity Owners and/or their  authorized  investment  professionals  who elect to transfer
Account  Value out of the Rydex  Sub-accounts  on or after March 16, 2001 will not be allowed to transfer  Account Value into the Rydex
Sub-accounts  at a later date.  Bank drafting,  dollar cost averaging,  asset  allocation and rebalancing  programs that were effective before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
=======================================================================================================================================

=======================================================================================================================================
Effective  close of business  June 28, 2002,  the AST Goldman Sachs  Small-Cap  Value  portfolio is no longer  offered as a Sub-account under the Annuity,  except as noted below.  Annuity  contracts with Account Value  allocated to the AST Goldman Sachs  Small-Cap  Value
Sub-account on or before June 28, 2002 may continue to allocate  Account Value and make transfers into the AST Goldman Sachs  Small-Cap
Value  Sub-account,  including  any bank  drafting,  dollar cost  averaging,  asset  allocation  and  rebalancing  programs.  Owners of
Annuities  issued  after June 28,  2002 will not be  allowed  to  allocate  Account  Value to the AST  Goldman  Sachs  Small-Cap  Value
Sub-account.

The AST Goldman Sachs  Small-Cap  Value  Sub-account  may be offered to new Owners at some future date;  however,  at the present time,
American Skandia has no intention to do so.
=======================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on
                    companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative      Strong Capital
                    valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation,     Management, Inc.
                    management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different
      EQUITY        countries,  excluding the United States.  The Portfolio invests primarily in companies selected
                    for their growth  potential.  Securities are generally  selected  without regard to any defined     William Blair &
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     American Century
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the
 SMALL CAP GROWTH   common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market     Pilgrim Baxter &
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity      Deutsche Asset
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's   Counseling/Federated
                    strategies with respect to security analysis,  market  capitalization and sector allocation are    Global Investment
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly     Management Corp.
                    above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized, based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,
 SMALL CAP VALUE    less well-known  companies (with market  capitalizations of less than $4 billion at the time of   Goldman Sachs Asset
                    investment).                                                                                           Management
                    Effective  July 31, 2002,  the Portfolio will have a  non-fundamental  policy to invest,  under normal  circumstances,  at  least  80% of the  value  of its  assets  in  small  capitalization companies.  The 80%  investment  requirement  applies  at the time the  Portfolio  invests  its assets.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
                    Effective  July 31, 2002,  the Portfolio will have a  non-fundamental  policy to invest,  under          GAMCO
                    normal  circumstances,  at  least  80% of the  value  of its  assets  in  small  capitalization     Investors, Inc.
                    companies.  Effective  September  30, 2002,  the stated  market  capitalization  range has been increased to $1.5 billion or less.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which      Deutsche Asset
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but     Management, Inc.
                    which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity
                    securities  selected for their growth  potential,  and normally invests at least 80% of its net   Goldman Sachs Asset
                    assets in medium-sized  companies.  For purposes of the Portfolio,  medium-sized  companies are        Management
                    those whose market  capitalizations  (measured at the time of investment) fall within the range of companies  in the  Standard & Poor's  MidCap 400 Index.  The  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that
                    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered     Neuberger Berman
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing       Incorporated
                    companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of     Neuberger Berman
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented        Management
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are       Incorporated
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on        Fred Alger
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term      Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor     Marsico Capital
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes are experiencing  favorable demand for their products and services,  and which operate        Management
                    in a favorable  competitive  and  regulatory  environment.  The  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in
 LARGE CAP GROWTH   the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to      Deutsche Asset
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index     Alliance Capital
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies are undervalued on the basis of investor  reactions to near-term problems or circumstances even
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
      (REIT)        securities of real estate companies,  i.e., a company that derives at least 50% of its revenues      Cohen & Steers
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its
                    assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to   INVESCO Funds Group,
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular           Inc.
                    dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").
                    The Portfolio seeks to achieve its investment objective by investing in different  combinations
                    of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are      Deutsche Asset
                    allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such     Management, Inc.
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth      T. Rowe Price
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally
                    invests in countries where the combination of fixed-income  returns and currency exchange rates      T. Rowe Price
                    appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes   International, Inc.
                    that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a   Federated Investment
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average     Management, Inc.
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are maintained  in at least six  countries at all times and no more than 35% of total assets in any
                    single  one of them.  Effective  July 31,  2002,  the  Portfolio  will seek  long-term  capital     Montgomery Asset
                    appreciation  under normal  conditions  by investing at least 80% of its total assets in stocks     Management, LLC
                    of companies of any size based in the world's developing economies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term  capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective by  investing  primarily  in equity  securities  of U.S.
                    companies  with strong  return  potential  based on current  market  valuations.  Under  normal
                    circumstances,  the Portfolio  invests at least 80% of its assets in equity securities with the    Wells Fargo Funds
                    same  characteristics  as common stocks, and in preferred stocks,  warrants,  and securities of     Management, LLC
                    foreign companies through ADRs and similar investments.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least    Wells Fargo Funds
                    80% of its total assets in income producing  equity  securities and in issues of companies with     Management, LLC
                    market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  Rydex Global Advisers
   ALLOCA-TION      daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500  (f/k/a PADCO Advisors
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any        II, Inc.)
                    decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares  Rydex Global Advisers
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the  (f/k/a PADCO Advisors
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an        II, Inc.)
                    inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other
   STRATEGIC OR     instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies  that are leaders in attractive  growth markets with a history of strong
                    returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show   INVESCO Funds Group,
                    accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and           Inc.
                    other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,   INVESCO Funds Group,
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT           Inc.
                    infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts   INVESCO Funds Group,
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care           Inc.
                    companies.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and government-sponsored  agencies) and suppliers to financial services  companies.  The investment
                    advisor seeks  companies which it believes can grow their revenues and earnings in a variety of   INVESCO Funds Group,
                    interest  rate  environments  - although  securities  prices of  financial  services  companies           Inc.
                    generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite
                    communications,  television and movie programming,  broadcasting and Internet access. Normally,   INVESCO Funds Group,
                    the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different           Inc.
                    countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative   Management Company,
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and           LLC
                    established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash  equivalents.  The Portfolio's  advisor selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market conditions,  business  developments  and  economic  trends.  During  this review  process,  the
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than   Evergreen Investment
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead   Management Company,
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may           LLC
                    also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 of the companies  located in the Asia/Pacific  region, except  Japan with the  highest  market  capitalization,  whose  securities  are traded on U.S.
      EQUITY        exchanges as  depository  receipts or ordinary  shares.  The  component  stocks of the ProFunds
                    Asia 30 Index are  determined  based on the market  capitalization  of each  company  and their relative weights are determined based on the modified market capitalization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Nikkei  225 Stock  Average.  The  Nikkei 225 Stock  Average is a
                    price-weighted  index of 225 large,  actively  traded Japanese stocks traded on the Tokyo Stock
      EQUITY        Exchange.  Since the Japanese markets are not open when this Portfolio  values its shares,  its success in meeting its  investment  objective is  determined by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Sector  Index.  The Index  measures  the performance of the banking  economic  sector of the U.S.  equity market.  This industry  covers the banking industry,  including regional banks and savings and loans, but excluding investment and merchant banks. The Portfolio  primarily  invests in banking  companies,  or in instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Index  measures the  performance  of the basic  materials  economic  sector of the U.S.  equity
      SECTOR        market.  The Portfolio  primarily invests in basic material  companies,  or in instruments that   ProFund Advisors LLC
                    provide  exposure  to these  companies,  including  companies  involved  in the  production  of aluminum,  chemicals,  commodities,  chemical specialty products, forest products,  non-ferrous mining products, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond  to the daily  performance  of the Dow Jones  U.S.  Biotechnology  Index.  The Index
                    measures the performance of the biotechnology  sector of the U.S. equity market.  The Portfolio
      SECTOR        invests primarily in biotechnology  companies, or in instruments that provide exposure to these   ProFund Advisors LLC
                    companies,   including  companies  engaged  in  genetic  research,  and/or  the  marketing  and development  of  recombinant  DNA  products.  Companies  represented  in  this  sector  include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Index measures the  performance of the consumer  cyclical  economic  sector of the U.S.  equity market.  The Portfolio  primarily  invests in consumer  cyclical  companies,  or in instruments that provide exposure to these companies,  including  airlines,  auto  manufacturers,  tire and
      SECTOR        rubber  manufacturers,  auto parts suppliers,  casinos,  toy manufacturers,  restaurant chains,   ProFund Advisors LLC
                    home  construction  companies,  lodging  chains,  broadline  retailers,   specialty  retailers,
                    footwear  and  clothing/fabric   manufacturers,   and  media  companies,  such  as  advertising
                    companies,  entertainment and leisure companies,  consumer electronic  companies,  broadcasters and publishers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses, that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Index measures the performance of the consumer  non-cyclical  economic sector of the
                    U.S. equity market. The Portfolio invests primarily in consumer non-cyclical  companies,  or in
      SECTOR        instruments  that  provide  exposure to these  companies,  including  distillers  and  brewers,   ProFund Advisors LLC
                    producers  of soft  drinks,  consumer  service  companies,  durable and  non-durable  household product manufacturers,  cosmetic companies, food retailers,  other food companies,  tobacco and agricultural companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow Jones U.S.  Energy Sector Index.  The Index  measures the performance of the energy sector of the U.S.  equity market.  The Portfolio  invests  primarily in energy companies, or in instruments that provide exposure to these companies,  including oil equipment and services companies, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Financial  Sector Index.  The Index
                    measures the performance of the financial  services  economic sector of the U.S. equity market.
                    The  Portfolio  invests  primarily  in  securities  of  financial  services  companies,  or  in instruments  that  provide  exposure  to  these  companies,  including  regional  banks,  major international  banks,  insurance  companies,  companies that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing  companies,  mortgage  lenders, investment  advisors,  savings and loans,  savings banks,  thrifts,  building  associations and societies,  credit unions, securities broker-dealers,  investment banks, merchant banks, online brokers, publicly traded stock exchanges and specialty finance companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index. The Index
                    measures the  performance of the  healthcare  sector of the U.S.  equity market.  The Portfolio invests  primarily in  securities  of  healthcare  companies,  or in  instruments  that provide exposure to these  companies,  including  health care  providers,  biotechnology  companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Industrial  Sector Index. The Index
                    measures the  performance of the  industrial  sector of the U.S.  equity market.  The Portfolio primarily  invests in industrial  companies,  or in instruments  that provide exposure to these companies,  including aerospace and defense companies, advanced industrial companies, equipment manufacturers,  air freight companies,  building material  manufacturers,  packaging companies,
                    manufacturers  of  electrical   components  and  equipment,   heavy   construction   companies,
                    manufacturers of heavy machinery,  industrial services companies,  industrial companies, marine transportation companies, railroads, shipbuilders and trucking companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the  daily  performance  of the Dow Jones  U.S.  Internet  Index.  The  Index  measures  the performance  of  companies  in the U.S.  equity  markets  that  generate  the majority of their revenues  from the  Internet.  The  Portfolio  primarily  invests in internet  companies  or in instruments  that provide  exposure to these  companies,  including  companies  that derive the majority of their revenues from providing goods and/or services  through an open network,  such as a web site or from  providing  access to the  Internet  or  providing  enabling  services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Index measures the performance of the  pharmaceuticals  sector of the U.S.  equity market.  The
                    Portfolio  primarily  invests in  pharmaceutical  companies,  or in  instruments  that  provide exposure to these companies,  including makers of prescription and  over-the-counter  drugs, as well as companies engaged in contract drug research.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Index.
                    The Index measures the  performance of the precious  metals  economic sector of the U.S. equity
                    market.  The  Portfolio  primarily  invests  in  gold  and  silver  mining  companies,   or  in
                    instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow  Jones  U.S.  Real  Estate  Index.  The Index
                    measures the  performance of the real estate  industry  sector of the U.S.  equity market.  The
                    Portfolio invests  primarily in real estate companies,  or in instruments that provide exposure to these  companies,  including hotel and resort  companies and real estate  investment  trusts
                    (REITs) that invest in apartments,  office and retail properties.  REITs are passive investment vehicles that invest primarily in income-producing  real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Semiconductor  Index.  The Index
                    measures the performance of the semiconductor  sector of the U.S. equity market.  The Portfolio primarily  invests  in  companies  engaged  in  the  production  of  semiconductors  and  other integrated  chips, as well as other related  products such as circuit boards and mother boards, or in  instruments  that  provide  exposure to these  companies.  The  Portfolio  may invest in companies that may be newly-formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Technology  Sector Index. The Index
                    measures the  performance of the  technology  sector of the U.S.  equity market.  The Portfolio invests  primarily in technology  companies,  or in instruments  that provide exposure to these companies,  including  companies  involved in the  development  and  production  of  technology
                    products,   including   computer   hardware   and   software,   telecommunications   equipment,
                    microcomputer   components,   integrated  computer  circuits  and  office  equipment  utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Index measures the  performance  of the  telecommunications  sector of the U.S.  equity market.
                    The  Portfolio  invests  primarily in  telecommunications  companies,  or in  instruments  that provide  exposure  to  these  companies,  including  fixed  line  communications  and  wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Utilities  Sector Index.  The Index
      SECTOR        measures the  performance  of the utilities  sector of the U.S.  equity  market.  The Portfolio   ProFund Advisors LLC
                    invests  primarily in utility  companies,  or in  instruments  that  provide  exposure to these companies, including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
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The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R)
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
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The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite)  of the daily  performance  of the NASDAQ 100(TM)Index.  If the  Portfolio is  successful  in meeting its  objective,  the net asset value of the Portfolio shares  should  increase in  proportion  to any daily  decrease in the level of the NASDAQ 100(TM)
                    Index.  Conversely,  the net  asset  value  of  shares  of the  Portfolio  should  decrease  in proportion to any daily increase in the level of the NASDAQ 100(TM)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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The S&P MidCap 400 Index(R)is a widely used measure of medium capitalized U.S. company stock  performance.  It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R)for their market size, industry group  representation,  and the frequency and ease with which their stocks trade, reflecting the full range and diversity of the U.S. economy.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value  Index(R)is a  capitalization-weighted  index that  comprises  all of the stocks in the S&P MidCap 400 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
  S&P MIDCAP 400    400/Barra Growth Index(R)is a capitalization-weighted  index that comprises all of the stocks in   ProFund Advisors LLC
                    the S&P MidCap 400 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond  to twice  (200%)  the  daily  performance  of the S&P  MidCap  400  Index(R).  If the
                    Portfolio is successful in meeting its objective,  it should gain  approximately  twice as much
  S&P MIDCAP 400    as the S&P  MidCap 400 Index(R)when the prices of the  securities  in the S&P MidCap 400 Index(R) ProFund Advisors LLC
                    rise on a given day and should lose  approximately  twice as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
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The S&P SmallCap 600 Index(R)is an unmanaged index comprising 600 domestic stocks, with a market  capitalization valued at under one billion dollars,  chosen for market size, liquidity,  and industry group representation.  The index comprises stocks from the industrial,  utility, financial, and transportation sectors, reflecting the full range and diversity of the U.S. economy.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap 600/Barra Growth Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

--------------------- ------------------------------------------------------------------------------------------------ ---------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
--------------------- ------------------------------------------------------------------------------------------------
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The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
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--------------------- ------------------------------------------------------------------------------------------------ ---------------------
    RUSSELL 2000      ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before  ProFund Advisors LLC fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                      Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
  U.S. GOV'T BOND     ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,  ProFund Advisors LLC that  correspond to 125% of the daily price  movement of the most recently  issued 30-year U.S.
                      Treasury Bond.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
  U.S. GOV'T BOND     ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,  ProFund Advisors LLC that  correspond  to 125% of the inverse  (opposite)  of the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond.  If the  Portfolio is successful in meeting its objective,  the net asset value of the Portfolio's  shares should decrease in proportion to any daily increase in the price of the 30-year U.S. Treasury Bond on a given day.  Conversely,  the net asset value of shares of the Portfolio  should increase in proportion to any daily decrease in the price of the 30-year U.S. Treasury Bond on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
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The First Trust(R)10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
     LARGE CAP        First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                      Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
       BLEND          greatest  potential for capital  appreciation  during the next year. The stocks included in the      First Trust
                      Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of     Advisors L.P.
                      Lehman Brothers.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
       INTER-         The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                      long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                      equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at
  NATIONAL EQUITY     least 65% of its total  assets in common  stock of foreign  companies  operating or based in at       Prudential
                      least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose    Investments LLC/
                      earnings are growing at a faster rate than other companies and that have  above-average  actual  Jennison Associates
                      and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational          LLC
                      characteristics.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are trademarks of the  McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

The First Trust(R)10 Uncommon  Values  portfolio is not  sponsored  or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks and trade names of Lehman  Brothers and of the "10
Uncommon  Values" which is determined,  composed and calculated by Lehman Brothers without regard to First Trust or the First Trust(R)10
Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the  ProFunds  VP. The  ProFunds VP are not  sponsored,  endorsed,  sold,  or promoted by Standard & Poor's or
NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed investment options of different  durations during the accumulation  period.  These "Fixed Allocations" earn a guaranteed fixed rate of interest  for a specified  period of time,  called the  "Guarantee  Period." In most states,  we offer Fixed  Allocations with  Guarantee  Periods  from 1 to 10 years.  We may also offer  special  purpose  Fixed  Allocations  for use with  certain  optional investment  programs.  We guarantee  the fixed rate for the entire  Guarantee  Period.  However,  if you  withdraw or transfer  Account
Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer  based on a formula,  called a
"Market Value  Adjustment." The Market Value  Adjustment can either be positive or negative,  depending on the rates that are currently being  credited  on Fixed  Allocations.  Please  refer to the  section  entitled  "How does the Market  Value  Adjustment  Work?" for a description  of the  formula  along with  examples  of how it is  calculated.  You may  allocate  Account  Value to more than one Fixed
Allocation at a time.

Fixed  Allocations may not be available in all states.  Availability of Fixed  Allocations is subject to change and may differ by state and by the  annuity  product  you  purchase.  Please  call  American  Skandia at  1-800-766-4530  to  determine  availability  of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a  Contingent  Deferred  Sales Charge or CDSC if you  surrender  your  Annuity or when you make a partial  withdrawal.  The CDSC reimburses us for expenses  related to sales and  distribution of the Annuity,  including  commissions,  marketing  materials and other promotional  expenses.  The CDSC is  calculated as a percentage of your Purchase  Payment  being  surrendered  or withdrawn  during the applicable  Annuity Year. For purposes of calculating  the CDSC, we consider the year following the date we receive a Purchase  Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured  from the date the  Purchase
Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           YEARS                1      2      3      4      5     6      7     8+
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           CHARGE (%)          7.5    6.5    5.5    4.5    3.5   2.5    1.5     0
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

Each  Purchase  Payment  has its own CDSC  period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest CDSC is deducted from the amount  withdrawn.  After seven (7) complete years from the date you make a Purchase Payment,  no CDSC will be assessed if you withdraw or surrender that Purchase Payment.  Under certain  circumstances you can withdraw a limited amount of Account Value without paying a CDSC.  This is referred to as a "Free  Withdrawal."  Free  Withdrawals  are not treated as a withdrawal  of Purchase  Payments for  purposes of  calculating  the CDSC on a  subsequent  withdrawal  or  surrender.
Withdrawals of amounts  greater than the maximum Free  Withdrawal  amount are treated as a withdrawal of Purchase  Payments and will be assessed a CDSC. For purposes of calculating  the CDSC on a surrender or a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your remaining  Account Value or the amount of your  withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision  or if your Account  Value has declined in value due to negative  market performance.

We may waive the CDSC when taking a Minimum  Distribution from an Annuity purchased as a "qualified"  investment.  Free Withdrawals and
Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Exceptions to the Contingent Deferred Sales Charge
To the extent  permitted by law, we do not apply the CDSC  provision on Annuities  owned by a member of the designated  class:  (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director,  employee, retiree, sales representative,  or in the case of an affiliated  broker-dealer,  registered  representative of such company; (c) a director,  officer or trustee of any underlying mutual fund; (d) a director,  officer or employee of any investment  manager,  sub-advisor,  transfer  agent,  custodian,  auditing,  legal or administrative services provider that is providing investment management,  advisory,  transfer agency,  custodianship,  auditing, legal and/or  administrative  services to an  underlying  mutual fund or any  affiliate of such firm;  (e) a director,  officer,  employee or registered  representative  of a  broker-dealer  or insurance  agency that has a then  current  selling  agreement  with us and/or with
American Skandia Marketing,  Incorporated;  (f) a director,  officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing,  underwriting,  claims, administrative,  computer support, marketing, office or other  services;  (g) the then current  spouse of any such person noted in (b) through (f),  above;  (h) the parents of any such person noted in (b) through  (g),  above;  (i) the  child(ren)  or other legal  dependent  under the age of 21 of any such person noted in (b)
through (h) above; and (j) the siblings of any such persons noted in (b) through (h) above.

You must  notify  us at the time you  apply for an  Annuity  if you are a member  of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether you qualify as a member of the designated  class.  If you fail to inform us that you qualify as a member of the designated class, your Annuity will not be eligible for this exception to the CDSC.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00 or
2% of your Account Value invested in the variable  investment  options,  whichever is less.  This fee will be deducted  annually on the anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year,  the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Transfer Fee:  Currently,  you may make twenty (20) free transfers between  investment options each Annuity Year. We will charge $10.00 for each  transfer  after the  twentieth in each Annuity Year.  We do not consider  transfers  made as part of a dollar cost  averaging program when we count the twenty free  transfers.  Transfers  made as part of a  rebalancing,  market timing or third party  investment advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one
(1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its Guarantee  Period are not subject to the  Transfer Fee and are not counted  toward the twenty free  transfers.  We may reduce the number of free  transfers  allowable  each
Annuity Year (subject to a minimum of eight) without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

Tax  Charges:  Several  states  and some  municipalities  charge  premium  taxes or  similar  taxes.  The  amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%.  We  generally  will deduct the amount of tax payable at the time the tax is  imposed,  but may also decide to deduct tax  charges  from each  Purchase  Payment at the time of a  withdrawal  or  surrender  of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an Insurance Charge daily against the average daily assets allocated to the  Sub-accounts.  The Insurance
Charge is the combination of the Mortality & Expense Risk Charge (1.25%) and the  Administration  Charge  (0.15%).  The total charge is equal to 1.40% on an annual  basis.  The  Insurance  Charge is intended to  compensate  American  Skandia for  providing  the insurance benefits under the Annuity,  including the Annuity's death benefit that provides  guaranteed benefits to your beneficiaries even if the market  declines and the risk that  persons we guarantee  annuity  payments to will live longer than our  assumptions.  The charge also covers  administrative  costs  associated  with providing the Annuity  benefits,  including  preparation of the contract,  confirmation statements,  annual account  statements and annual reports,  legal and accounting fees as well as various  related  expenses.  Finally, the charge covers the risk that our  assumptions  about the mortality  risks and expenses  under this Annuity are incorrect and that we have agreed not to increase  these  charges over time  despite our actual  costs.  We may  increase the portion of the total  Insurance
Charge that is deducted for  administrative  costs;  however,  any increase  will only apply to Annuities  issued after the date of the increase.

American  Skandia may make a profit on the  Insurance  Charge if, over time,  the actual cost of  providing  the  guaranteed  insurance obligations  under the  Annuity  are less than the amount we deduct  for the  Insurance  Charge.  To the extent we make a profit on the
Insurance Charge,  such profit may be used for any other corporate  purpose,  including payment of other expenses that American Skandia incurs in promoting, distributing, issuing and administering the Annuity.

The  Insurance  Charge  is not  deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the  amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges  directly  against the  Portfolios.  However,  each  Portfolio  charges a total annual fee comprised of an investment  management fee,  operating  expenses and any distribution and service (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia  with the net asset value as of the close of  business  each day.  More detailed  information  about fees and charges can be found in the  prospectuses  for the  Portfolios.  Please  also see  "Service  Fees
Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted  when  determining  the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge  against  Account Value  allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining the interest rates we credit to Fixed  Allocations.  Any
CDSC or Tax Charge  applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain  states a tax is due if and when you exercise  your right to receive  periodic  annuity  payments.  The amount  payable will depend on the applicable  jurisdiction and on the annuity payment option you select.  If you select a fixed payment option,  the amount of each fixed  payment  will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific  charge deducted from these payments;  however,  the amount of each annuity payment reflects  assumptions about our insurance expenses.  If you select a  variable  payment  option  that we may offer,  then the amount of your  benefits  will  reflect  changes in the value of your
Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or  eliminate  certain  fees and  charges  or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the  length of time it  applies,  reduce or  eliminate  the  amount of the  Annual
Maintenance Fee or reduce the portion of the total Insurance  Charge that is deducted as an  Administration  Charge.  Generally,  these types of  changes  will be based on a  reduction  to our  sales,  maintenance  or  administrative  expenses  due to the  nature  of the individual  or group  purchasing  the Annuity.  Some of the factors we might  consider in making such a decision  are: (a) the size and type of group;  (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or  likelihood  of additional
Purchase  Payments;  and/or (d) other  transactions where sales,  maintenance or administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial  Purchase  Payment of $10,000.  The minimum initial  Purchase  Payment for annuities  designed to qualify for special tax treatment  under the Code is $2,000.  However,  if you decide to make  payments  under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment  provided that,  within the first
Annuity Year, you make at least $10,000 (for non-qualified contracts) or $2,000 (for qualified contracts) in total Purchase Payments.

Where  allowed by law,  initial  Purchase  Payments in excess of  $1,000,000  require our approval  prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional Purchase Payments,  changing the number of transfers  allowable under the Annuity or restricting the Sub-accounts  that are available.  Other limitations  and/or  restrictions may apply.

Except as noted below,  Purchase  Payments  must be  submitted  by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may  also  be  submitted  via  1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be  transmitted  to American  Skandia via wiring funds  through your  investment  professional's broker-dealer  firm.  Additional  Purchase  Payments may also be applied to your Annuity under an  arrangement  called "bank  drafting"
where you  authorize  us to  deduct  money  directly  from your bank  account.  We may  reject  any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age  Restrictions:  There is no age restriction to purchase the Annuity.  However,  the Death Benefit provides  greater  protection for persons under age 85. You should  consider your need to access your Account  Value and whether the  Annuity's  liquidity  features will satisfy that need.  If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more
Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all  rights  under the  Annuity.  You may name  more than one Owner in which  case all  ownership
         -----
       rights are held jointly.  However,  this Annuity does not provide a right of survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant  is the person we agree to make  annuity  payments  to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for Contingent
       Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the person(s) or entity you name to receive the death  benefit.  If no beneficiary is named
         -----------
       the death benefit will be paid to you or your estate.

Your right to make certain  designations  may be limited if your Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax  treatment  under  the Code.  You  should  seek  competent  tax  advice on the  income,  estate  and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant  and  Beneficiary  designations  by sending us a request in writing.  Where  allowed by law,  such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new Owner  subsequent to the death of the Owner or the first of any joint Owners to die,  except where a  spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Owner or Annuitant who does not meet our current underwriting guidelines;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary  is the  surviving  spouse unless you elect an alternative  Beneficiary  designation.  Unless  you elect an  alternative  Beneficiary  designation,  upon the death of either  spousal
Owner,  the  surviving  spouse may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit  payment.  The Death
Benefit  that  would  have been  payable  will be the new  Account  Value of the  Annuity  as of the date of due proof of death and any required proof of a spousal  relationship.  As of the date the assumption is effective,  the surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new purchaser of the same  attained age. For purposes of  determining  any future Death Benefit for the  beneficiary  of the surviving  spouse,  the new Account Value will be considered as the initial  Purchase
Payment.  No CDSC  will  apply to the new  Account  Value.  However,  any  additional  Purchase  Payments  applied  after  the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the  surviving  spouse is named as a Contingent  Annuitant,  upon the death of the  Annuitant, the surviving  spouse will become the  Annuitant.  No Death Benefit is payable upon the death of the  Annuitant.  However,  the Account
Value of the Annuity as of the date of due proof of death of the Annuitant  (and any required proof of the spousal  relationship)  will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
If after  purchasing  your  Annuity  you change  your mind and decide that you do not want it, you may return it to us within a certain period  of time  known as a right to  cancel  period.  This is often  referred  to as a  "free-look."  The  right to  cancel  period is twenty-one  (21) days,  measured from the time that you received your Annuity.  If you are exercising your right to return the Annuity, notice by mail is  effective on being  postmarked,  properly  addressed  and postage  prepaid.  If you return the Annuity to the agent, other than by mail, the effective date of the right to cancel will be the date the Annuity is received by the agent.

If you exercise your right to return your Annuity, we will calculate the amount to be refunded to you as follows:

For amounts allocated to the Variable Investment  Options,  we will refund your Account Value plus any fees or charges deducted,  as of
---------------------------------------------------------
the date the cancellation request is either postmarked or returned to the agent.

For amounts allocated to the Fixed Investment Options, we will refund the greater of:
-----------------------------------------------------
|X|      the Purchase Payment, less any withdrawals; or
|X|      the current Account Value plus any fees or charges deducted,  as of the date the cancellation  request is either postmarked or returned to the agent.

The amount refunded may be higher or lower than your original Purchase Payment and you bear the investment risk during this period.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum amount that we accept as an additional  Purchase  Payment is $100 unless you participate in American  Skandia's  Systematic
Investment Plan or a periodic  purchase payment program.  We will allocate any additional  Purchase Payments you make according to your most recent allocation instructions, unless you request new allocations when you submit a new Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your  Annuity by  authorizing  us to deduct money  directly  from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often  called  "bank  drafting".  We call our bank  drafting  program  "American
Skandia's  Systematic  Investment Plan." Purchase Payments made through bank drafting may only be allocated to the variable  investment options when  applied.  Bank  drafting  allows you to invest in your  Annuity with a lower  initial  Purchase  Payment,  as long as you authorize  payments  that will equal at least  $10,000 or $2,000 (as  applicable)  during the first 12 months of your  Annuity.  We may suspend or cancel bank drafting  privileges if sufficient  funds are not available  from the  applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer sponsors such a program,  we may agree to accept  periodic  Purchase  Payments  through  a salary  reduction  program  as long as the  allocations  are made only to variable  investment  options  and the  periodic  Purchase  Payments  received  in the first year total at least  $10,000 or $2,000 (as applicable).

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial  Purchase  Payment:  Once we accept your  application,  we invest your net Purchase  Payment in the  Annuity.  The net Purchase
Payment is your initial  Purchase  Payment  minus any tax charges  that may apply.  On your  application  we ask you to provide us with instructions  for allocating your Account Value.  You can allocate  Account Value to one or more variable  investment  options or Fixed
Allocations.

In those states where we are required to return your Purchase  Payment if you exercise  your right to return the Annuity,  we initially allocate all amounts that you choose to allocate to the variable  investment  options to the AST Money Market  Sub-account.  At the end of the right to cancel period we will reallocate your Account Value according to your most recent allocation instructions.

Subsequent  Purchase  Payments:  We will  allocate  any  additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset allocation  programs are in effect,  the allocation  should conform with such a program.  We assume  that your  current  allocation  instructions  are  valid  for  subsequent  Purchase  Payments  until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation  period you may transfer  Account Value between  investment  options.  Transfers are not subject to taxation on any gain.  We currently  limit the number of  Sub-accounts  you can invest in at any one time to twenty (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account you allocate  Account Value to at the time of any  allocation or transfer.  If you request a transfer and, as a result of the transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining Account Value in the Sub-account pro rata to the other investment  options to which you transferred.

We  may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based  on  the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time) to be processed  on the  current  Valuation  Day.  The  "cut-off"  time for such  financial  transactions  involving  a Rydex or  ProFunds VP
Sub-account will be extended to1/2hour prior to any announced closing  (generally,  3:30 p.m. Eastern time) for transactions  submitted electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer  after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any  rebalancing,  market timing,  asset  allocation or similar program which you have  authorized.  Transfers made as part of a dollar cost  averaging  program do not count  toward the twenty free  transfer  limit.  Renewals or  transfers  of Account  Value from a Fixed
Allocation  at the end of its  Guarantee  Period are not subject to the  transfer  charge.  We may reduce the number of free  transfers allowable  each Annuity Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of electronic  means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically  or through other means that reduce our processing costs.

We reserve the right to limit the number of transfers  in any Annuity  Year for all  existing or new Owners.  We also reserve the right to limit the number of  transfers  in any Annuity  Year or to refuse any  transfer  request  for an Owner or certain  Owners if: (a) we believe that  excessive  trading or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit
Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption of  shares  must be  restricted  because  of  excessive  trading  or a  specific  transfer  or group of  transfers  is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented a relatively  large  proportion of the total assets of a  particular  Portfolio.  Under such a  circumstance,  we will process  transfers  according to our rules then in effect and provide notice if the transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to transfer  earnings  only, principal plus earnings or a flat dollar amount.  Dollar Cost Averaging  allows you to invest  regularly each month,  regardless of the current unit value (or price) of the  Sub-account(s)  you invest in. This  enables you to purchase  more units when the market price is low and fewer units when the market price is high.  This may result in a lower  average cost of units over time.  However,  there is no guarantee  that  Dollar Cost  Averaging  will result in a profit or protect  against a loss in a declining  market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal plus earnings.  If transferring  principal plus earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar  Cost  Averaging  program is  established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a  declining  balance due to the  transfers  of Account  Value to the  Sub-accounts  during the  Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes.  During the  accumulation  period,  we offer  automatic  rebalancing  among the variable  investment  options you choose.  You can choose  to have your  Account  Value  rebalanced  quarterly,  semi-annually,  or  annually.  On the  appropriate  date,  your  variable investment  options are rebalanced to the allocation  percentages you request.  For example,  over time the performance of the variable investment  options  will  differ,  causing  your  percentage  allocations  to shift.  With  automatic  rebalancing,  we  transfer  the appropriate  amount  from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return your  allocations  to the percentages  you  request.  If you request a transfer  from or into any  variable  investment  option  participating  in the  automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are  considered as one transfer when counting the number of transfers  each year toward the maximum number of free transfers. We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes.  We offer a  program  for  investors  who wish to  invest in the  variable  investment  options  but also  wish to  protect  their principal,  at least as of a specific  date in the future.  You may not want to use this program if you expect to begin taking  annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program  where a portion of your Account  Value is allocated to a Fixed  Allocation  and the remaining
Account Value is allocated to the variable  investment  options that you select.  When you enroll in the Balanced  Investment  Program, you choose the  duration  that you wish the  program to last.  This  determines  the  duration  of the  Guarantee  Period for the Fixed
Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate  the portion of your Account  Value that must be allocated to the Fixed Allocation to grow to a specific  "principal amount" (such as your initial Purchase  Payment).  We determine the amount  based on the rates then in effect for the  Guarantee  Period you  choose.  If you  continue  the  program  until the end of the
Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals  or  transfers  from the Fixed  Allocation  before the end of the  Guarantee  Period  will terminate  the program and may be subject to a Market Value  Adjustment.  You can transfer the Account  Value that is not  allocated to the Fixed  Allocation  between any of the  Sub-accounts  available  under the  Annuity.  Account  Value you  allocate  to the  variable investment  options  is  subject  to market  fluctuations  and may  increase  or  decrease  in  value.  We do not  deduct a charge  for participating in the Balanced Investment Program.

         Example
         Assume you invest  $100,000.  You choose a 10-year program and allocate a portion of your Account Value to a Fixed  Allocation with a 10-year  Guarantee Period.  The rate for the 10-year  Guarantee Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for  determining how much of your Account Value will be allocated to the
         Fixed  Allocation.  That means that  $59,495  will be  allocated  to the Fixed  Allocation  and the  remaining  Account  Value
         ($41,505)  will be  allocated to the variable  investment  options.  Assuming  that you do not make any  withdrawals  from the
         Fixed  Allocation,  it will grow to $100,000 at the end of the Guarantee  Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes.  You may  authorize  your  investment  professional  to direct the  allocation  of your  Account  Value and to  request  financial transactions  between  investment  options while you are living,  subject to our rules. You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such person's  authority has been revoked.  We may also suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide administrative support to licensed,  registered investment  professionals or investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals may be firms or persons who also are appointed by us as authorized  sellers of the Annuity.  However,  we do not offer advice about how to allocate your Account Value under any  circumstance.  Any  investment  professionals  you engage to provide  advice  and/or make  transfers  for you is not acting on our behalf.  We are not  responsible for any  recommendations  such investment  professionals  make, any market timing or asset  allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals  or investment  advisors,  who are authorized by multiple  contract  owners to make financial transactions,  to enter into an  administrative  agreement with American  Skandia as a condition of our accepting  transactions on your behalf.  The  administrative  agreement may impose  limitations on the investment  professional's  or investment  advisor's  ability to request  financial  transactions on your behalf.  These  limitations  are intended to minimize the detrimental  impact of an investment professional  who is in a position to  transfer  large  amounts of money for  multiple  clients in a  particular  Portfolio  or type of portfolio or to comply with specific  restrictions or limitations  imposed by a Portfolio(s) on American  Skandia.  The  administrative agreement  may limit  the  available  investment  options,  require  advance  notice of large  transactions,  or impose  other  trading limitations on your investment  professional.  Your  investment  professional  will be informed of all such  restrictions on an ongoing basis.  We may also require that your  investment  professional  transmit  all  financial  transactions  using the  electronic  trading functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations  that we may impose on your investment professional or investment advisor under the terms of the  administrative  agreement do not apply to financial  transactions  requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?

We credit  the fixed  interest  rate to the Fixed  Allocation  throughout  a set  period of time  called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee  Periods from 1 to 10 years.  We may make Fixed  Allocations  of different  durations available in the future,  including Fixed Allocations  offered  exclusively for use with certain optional  investment  programs.  Fixed
Allocations  may not be available in all states and may not always be available for all Guarantee  Periods  depending on market factors and other considerations.

The interest  rate credited to a Fixed  Allocation  is the rate in effect when the  Guarantee  Period begins and does not change during the Guarantee  Period.  The rates are an effective annual rate of interest.  We determine the interest rates for the various  Guarantee
Periods.  At the time that we confirm  your Fixed  Allocation,  we will  advise  you of the  interest  rate in effect and the date your
Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations at any time. Any change in interest rate does not affect  Fixed  Allocations  that  were in  effect  before  the date of the  change.  To  inquire  as to the  current  rates  for  Fixed
Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for  determining  the fixed  interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations  will reflect the  investment  returns  available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include  cash,  debt  securities  guaranteed by the United  States  government  and its agencies and  instrumentalities,  money market  instruments,  corporate debt obligations of different  durations,  private  placements, asset-backed  obligations  and municipal  bonds.  In  determining  rates we also  consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity  of the markets for the type of  investments  we make, commissions,  administrative  and investment  expenses,  our insurance  risks in relation to the Fixed  Allocations,  general  economic trends and  competition.  Some of these  considerations  are similar to those we consider in determining  the Insurance  Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit  interest on a new Fixed  Allocation  in an existing  Annuity at a rate not less than the rate we are then  crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we  credit  for a  Fixed  Allocation  is  subject  to a  minimum.  Please  refer  to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw  Account Value from a Fixed  Allocation more than 30 days before the end of its Guarantee  Period,  we will adjust the value of your  investment  based on a formula,  called a "Market Value  Adjustment"  or "MVA".  The Market Value  Adjustment
formula  compares the interest  rates credited for Fixed  Allocations  at the time you invested,  to interest rates being credited when you make a transfer or  withdrawal.  The amount of any Market Value  Adjustment  can be either  positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  In certain  states the amount of any Market Value  Adjustment  may be limited  under  state law or  regulation.  If your  Annuity is governed by the laws of that state,  any Market  Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

MVA Formula
The MVA formula is applied  separately to each Fixed  Allocation to determine the Account Value of the Fixed Allocation on a particular date.  The formula is as follows:

                                                          [(1+I) / (1+J)]N/12

                                                                where:

                  I is the fixed  interest  rate we  guaranteed  to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of annuities at the time of the  withdrawal  for a new
                                                                                                                   ---
                  Fixed  Allocation  with a Guarantee  Period equal to the remaining  number of years in your original
                  Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

No MVA applies in  determining a Fixed  Allocation's  Account Value for the 30 days prior to the Maturity Date. If the transfer or withdrawal does not occur on the yearly or monthly  anniversary of the beginning of the Fixed  Allocation, the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw  the entire Fixed  Allocation  after  exactly  three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of 24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                       MVA Factor = [(1+I)/(I+J]N/12 = [1.05/1.035]2 = 1.029196
                                                      Interim Value = $57,881.25
                                  Account Value after MVA = Interim Value X MVA Factor = $59,571.15.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of 24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                       MVA Factor = [(1+I)/(1+J]N/12 = [1.05/1.060)]2 = 0.981221
                                                      Interim Value = $57,881.25
                                  Account Value after MVA = Interim Value X MVA Factor = $56,794.30.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation  is the last day of the  Guarantee  Period.  Before the Maturity  Date,  you may choose to renew the Fixed  Allocation  for a new Guarantee  Period of the same or different  length or you may transfer all or part of that Fixed
Allocation's  Account  Value to  another  Fixed  Allocation  or to one or more  Sub-accounts.  You are not  allowed  to renew any Fixed
Allocation  if the  Maturity  Date is within 30 days of the date we will apply your Account  Value to  determine  the amount of Annuity payments on the Annuity  Date.  We will  notify you at least 45 days and not more than 60 days before the end of the  Guarantee  Period about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being  offered.  The rates being credited  to Fixed  Allocations  may  change  before  the  Maturity  Date.  We will not  charge  a MVA if you  choose  to renew a Fixed
Allocation  within 30 days prior to the Maturity  Date or transfer the Account  Value of the Fixed  Allocation  to one or more variable investment options.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the  accumulation  period you can access your Account Value  through  Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time. We may deduct a portion of the
Account Value being  withdrawn or  surrendered  as a CDSC. If you  surrender  your Annuity,  in addition to any CDSC, we may deduct the
Annual  Maintenance  Fee,  any Tax Charge  that  applies and the charge for any  optional  benefits.  We may also apply a Market  Value
Adjustment  to any Fixed  Allocations.  Certain  amounts  may be  available  to you each  Annuity  Year that are not subject to a CDSC.
These are called "Free Withdrawals." In addition,  under certain  circumstances,  we may waive the CDSC for withdrawals made to satisfy
Minimum  Distribution  requirements.  Unless you notify us  differently,  withdrawals  are taken pro-rata based on the Account Value in the investment  options at the time we receive your withdrawal  request.  Each of these types of  distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution  during the  accumulation  period is deemed to come first from any "gain" in your Annuity and second as a return of your
"tax  basis",  if any.  Distributions  from your  Annuity  are  generally  subject to  ordinary  income  taxation  on the amount of any investment  gain unless the  distribution  qualifies as a non-taxable  exchange or transfer.  If you take a  distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income  taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment.  The Code and  regulations  have  "exclusionary  rules" that we use to determine  what portion of each annuity payment  should  be  treated  as a  return  of any tax  basis  you have in the  Annuity.  Once the tax  basis in the  Annuity  has been distributed,  the  remaining  annuity  payments  are  taxable as  ordinary  income.  The tax basis in the  Annuity  may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet liquidity  needs,  you can withdraw a limited amount from your Annuity during each of Annuity Years 1-7 without a CDSC being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available if you choose to surrender  your  Annuity.  Amounts  withdrawn  as a Free  Withdrawal  do not  reduce  the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals  in excess of the Free  Withdrawal  amount.  We call this a  "Partial  Withdrawal."  The amount that you may withdraw will depend on the Annuity's  Surrender  Value. The Surrender Value is equal to your Account Value minus any  CDSC,  the  Annual  Maintenance  Fee,  the Tax  Charge  and any  Market  Value  Adjustment  that may  apply to any  Fixed
         Allocations.  After any Partial  Withdrawal,  your Annuity must have a Surrender Value of at least $1,000, or we may treat the
         Partial  Withdrawal  request as a request to fully surrender your Annuity.  The minimum Partial  Withdrawal you may request is
         $100.

When we determine if a CDSC applies to Partial  Withdrawals and Systematic  Withdrawals,  we will first determine what, if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals  or Systematic  Withdrawals of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar  amount after  deduction  of any CDSC that  applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that  applies,  resulting  in less money being  payable to you than the amount you  requested.  If you  request a net  withdrawal,  the amount  deducted  from your  Account  Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To  request  the forms  necessary  to make a  withdrawal  from your  Annuity,  call  1-800-766-4530  or visit our  Internet  Website at
www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The Free  Withdrawal  provision  that  applies to your  Annuity  depends on whether  your  Annuity is used as a funding  vehicle  for a qualified  plan under Section 401 of the Code. As of the date of this  Prospectus,  we are no longer  offering the Annuity for use with
Section 401 plans.

All Annuities (except Section 401 plans)
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|      the "Growth" in the Annuity; or
|X|      10% of Purchase  Payments that, as of the date of the withdrawal,  have been invested for less than the CDSC period (with your
     Annuity, seven (7) years).  The 10% amount is not cumulative.

Section 401 plans only
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|      the "Growth" in the Annuity; or
|X|      20% of Purchase  Payments that, as of the date of the withdrawal,  have been invested for less than the CDSC period (with your
     Annuity, seven (7) years).  The 10% amount is not cumulative.

"Growth"  equals the current  Account  Value less all Purchase  Payments that have been invested for less than the CDSC period and have not been previously withdrawn.

NOTE: Free  withdrawals do not reduce the amount of any CDSC that would apply upon a partial  withdrawal or subsequent  surrender.  The minimum Free Withdrawal you may request is $100.

Examples
Assume you make an initial Purchase  Payment of $10,000 and make no additional  Purchase  Payments.  Assume that in Annuity Year 2, due to positive  investment  performance,  your  Account  Value is $11,500.  Your maximum  Free  Withdrawal  amount would be the greater of
Growth (Account Value minus Purchase  Payments = $1,500) or 10% of Purchase  Payments  ($1,000).  Your maximum Free  Withdrawal  amount would therefore be $1,500.

Further  assume that in your third  Annuity  Year,  you choose to  surrender  your  Annuity.  Assume that after taking your $1,500 Free
Withdrawal in Year 2, your Account Value has  increased to $12,000 due to positive  investment  performance.  Upon  surrender,  we will deduct a CDSC of 5.5% based on the number of years that your  Purchase  Payment  has been  invested  times the amount of your  Purchase
Payment that has not been  previously  withdrawn  (5.5% of $10,000 = $550).  The amount of the previous Free Withdrawal was not subject to a CDSC when  withdrawn.  Therefore,  upon  surrender,  the amount of the entire  Purchase  Payment is subject to the CDSC. You would receive $11,450 minus the Annual Maintenance Fee.

When we determine if a CDSC applies to Partial  Withdrawals and Systematic  Withdrawals,  we will first determine what, if any, amounts qualify as a Free  Withdrawal.  Those  amounts are not subject to the CDSC.  Partial  Withdrawal  or  Systematic  Withdrawal of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be  assessed  against a Partial  Withdrawal  during the  accumulation  period.  Whether a CDSC  applies and the amount to be charged  depends on whether  the  Partial  Withdrawal  exceeds  any Free  Withdrawal  amount  and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.       If you request a Partial  Withdrawal  we determine if the amount you  requested  is available as a Free  Withdrawal  (in which case it would not be subject to a CDSC);

2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from Purchase  Payments  that have been invested for longer than the CDSC period,  if any (with your Annuity, seven (7) years);
|X|      Second,  we withdraw  the  remaining  amount from the  Purchase  Payments  that are still  subject to a CDSC.  We withdraw the
         "oldest" of your Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn.

     Any CDSC will only apply to the amount withdrawn that exceeds the Free Withdrawal amount.

     For purposes of calculating  the CDSC on a partial  withdrawal,  the Purchase  Payments  being  withdrawn may be greater than your remaining  Account  Value or the  amount  of your  withdrawal  request.  This is most  likely  to occur  if you  have  made  prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

3.   If the amount  requested  exceeds the amounts  available  under Item #2 above,  we withdraw  the  remaining  amount from any other
     Account Value.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals."  You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar amount.  Systematic  Withdrawals  may be subject to a CDSC. We will determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals can be made from Account Value allocated to the variable  investment options or Fixed  Allocations.  Generally,
Systematic  Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic  Withdrawals  begins, or payments of fixed dollar  amounts that do not exceed such  earnings.  Systematic  Withdrawals  are  available on a monthly,  quarterly, semi-annual  or annual  basis.  The  Surrender  Value of your  Annuity  must be at least  $20,000  before we will  allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal  is $100.  If any  scheduled  Systematic  Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain  retirement  plans that receive special tax treatment under Sections 401,
403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to receive  distributions as a series of "substantially  equal periodic  payments".  Distributions  received under this  provision  in any Annuity  Year that exceed the maximum  amount  available  as a free  withdrawal  will be subject to a CDSC.  To request a program  that  complies  with Section  72(t),  you must provide us with  certain  required  information  in writing on a form acceptable to us. We may require  advance  notice to allow us to calculate  the amount of 72(t)  withdrawals.  The  Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under Section  72(t).  The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum  Distributions  are a type of Systematic  Withdrawal we allow to meet distribution  requirements  under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your Annuity.  In such case, we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code. We do not assess a
CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such  Minimum  Distributions  from your Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to  satisfy  the minimum  distribution  requirements  in relation to other  savings or  investment  plans under  other  qualified  retirement  plans not maintained with American Skandia.

The amount of the required Minimum  Distribution for your particular  situation may depend on other annuities,  savings or investments.
We will only  calculate  the amount of your required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3)
days advance  written notice to calculate and process the amount of your  payments.  You may elect to have Minimum  Distributions  paid out monthly,  quarterly,  semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum
Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can  surrender  your Annuity at any time.  Upon  surrender,  you will receive the  Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of calculating the CDSC on surrender,  the Purchase  Payments being  withdrawn may be greater than your remaining  Account
Value or the  amount  of your  withdrawal  request.  This is most  likely to occur if you have made  prior  withdrawals  under the Free
Withdrawal provision or if your Account Value has declined in value due to negative market performance.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity, call 1-800-766-4530 or visit our Internet Website at
www.americanskandia.com.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity  options  available that provide fixed annuity  payments,  variable  payments or adjustable  payments.  Fixed options  provide the same  amount with each  payment.  Variable  options  generally  provide a payment  which may  increase or decrease depending on the investment  performance of the  Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is periodically  adjusted based on current  interest rates. We do not guarantee to make any annuity payment options  available in the future.  For additional  information on annuity payment options you may request a Statement of Additional Information.

When you  purchase an Annuity,  or at a later date,  you may choose an Annuity  Date,  an annuity  option and the  frequency of annuity payments.  You may change your  choices up to 30 days before the  Annuity  Date.  A maximum  Annuity  Date may be required by law.  Any change to these  options must be in writing.  The Annuity Date may depend on the annuity  option you choose.  Certain  annuity  options may not be available depending on the age of the Annuitant.

Certain of these annuity  options may be available to  Beneficiaries  who choose to receive the Death  Benefit  proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this section) is the person or persons upon whose life annuity  payments are based. No additional  annuity  payments are made after the death of the key life.  Since no minimum number of payments is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one  payment  will be payable if the death of the key life occurs before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This Option is  currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum number of payments is  guaranteed  under this option.  It is possible that only one payment will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death  benefits  would be payable.  This Option is currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary until the end of such  period.  This Option is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this  option,  you can request  partial or full  surrender  of the annuity and receive its then current cash value (if any)
subject to our rules.

Option 4
--------
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies  before the end of the  specified  number of years,  the  remaining  payments  are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any  assumptions of life  expectancy.  Therefore,  that portion of the
Insurance  Charge  assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner  selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable Payments for Life with a Cash Value:  Under this option,  benefits are payable  periodically  until the death of the key life.
Benefits may increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also  varies  with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile  investment performance so that negative  investment  performance  does not  automatically  result in a decrease in the annuity payment each month, and positive  investment  performance  does not  automatically  result in an increase in the annuity  payment  each month.  The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except
                                                                                                                                 ------
that,  while the key life is alive,  the annuity  payment will not be less than a guaranteed  amount,  which  generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within seven years of the Annuity Date limits your annuity  payment  options.  Certain  annuity  payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment  frequency you select.  Generally,  the first annuity  payment is  determined  by  multiplying  the  Account  Value,  minus any state  premium  taxes  that may apply,  by the factor determined  from our table of annuity  rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation, such  annuity  table will have  rates that do not differ  according  to the gender of the key life.  Otherwise,  the rates will  differ according to the gender of the key life.

Variable Annuity Payments
We offer three  different  types of variable  annuity  payment  options.  The first annuity  payment will be calculated  based upon the assumed  investment  return  ("AIR").  You  select the AIR  before we start to make  annuity  payments.  You will not  receive  annuity payments  until you choose an AIR.  The  remaining  annuity  payments  will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR,  as well as,  other  factors  described  below.  The greater the AIR,  the greater the first  annuity  payment.  A higher AIR may result in smaller  potential  growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.
Within payment options 1-3, if the Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first  annuity  payment.  If the  Sub-accounts  you choose  perform  better than the AIR,  then  subsequent  annuity payments will be higher than the first annuity  payment.  If the  Sub-accounts  you choose perform worse than the AIR, then  subsequent annuity  payments will be lower than the first.  Within payment  options 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which annuity  payments will be made whether or not the Annuitant is still alive are adjusted  based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate  each annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any premium tax that  applies) at the time you elect to begin  receiving  annuity payments.  The schedule of units will vary based on the annuity  payment  option  selected,  the length of any certain  period
         (if  applicable),  the  Annuitant's  age and gender (if annuity  payments are due for the life of the  Annuitant) and the Unit
         Value of the Sub-accounts  you initially  selected on the Issue Date. The calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations equals the amount of your annuity payment.  Other than to fund annuity payments,  the number  of units  allocated  to each  Sub-account  will not  change  unless  you  transfer  among the  Sub-accounts  or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while  alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate  the initial
                                                                                                                                -------
         annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed  under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established  for each  Sub-account  you choose on the annuitization  date based on the applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity factors reflect our  assumptions  regarding  the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate,  the  annuitant's  attained age and gender (where  permitted).  Unlike  variable  payments
         (described  above) where each payment can vary based on Sub-account  performance,  this payment option  cushions the immediate impact of Sub-account  performance  by adjusting the length of the time during which annuity  payments will be made whether or not the Annuitant is alive while generally  maintaining a level annuity payment amount.  Sub-account  performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance  that is less than a benchmark rate will generally  shorten the period.  If the period reaches zero and the Annuitant is still alive,  Annuity Payments  continue, however,  the annuity  payment  amount will vary  depending  on  Sub-account  performance,  similar to  conventional  variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above). In addition to the  stabilization  feature,  this option also guarantees that variable annuity payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable  annuity payment option  available.  Adjustable  annuity  payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The Annuity  provides a Death Benefit  during its  accumulation  period.  The Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts  is used, in part, to pay us for the risk we assume in providing the Death Benefit  guarantee  under the
Annuity.  If the Annuity is owned by one or more natural  persons,  the Death  Benefit is payable upon the first death of an Owner.  If the Annuity is owned by an entity,  the Death Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's  death and the Annuitant dies, then the Contingent  Annuitant becomes the
Annuitant  and a Death  Benefit  will not be paid at that time.  The person upon whose  death the Death  Benefit is paid is referred to below as the "decedent."

The amount of the Death Benefit may be reduced by the amount of any remaining Contingent Deferred Sales Charge if the decedent was age 75 or older at the time of death.

The Death Benefit depends on the decedent's age on the date of death:

         If death occurs before the decedent's age 85:  The Death Benefit is the greatest of:

|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations;
|X|      The sum of all Purchase Payments less the sum of all withdrawals;
|X|      The Account  Value on the later of the Issue Date of the Annuity and each fifth  anniversary  of the Issue Date of the Annuity immediately  preceding the date of death,  plus the sum of all Purchase  Payments less the sum of all withdrawals,  made subsequent to such anniversary.

         If death  occurs when the  decedent is age 85 or older:  The Death  Benefit is the sum of your  Account  Value in the variable investment options and your Interim Value in the fixed allocations.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The  Annuity  Rewards  benefit  offers  Owners the  ability to capture  any market  gains  since the Issue Date of their  Annuity as an enhancement  to their current Death Benefit so their  Beneficiaries  will not receive less than the Annuity's  value as of the date the
Owner elects the benefit.  Under the Annuity  Rewards  benefit,  American  Skandia  guarantees  that the Death Benefit will not be less than:

         your Account  Value in the variable  investment  options plus the Interim Value in any Fixed  Allocations  as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election
         -----

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.
         ----

*    "Proportional  withdrawals"  are determined by calculating  the percentage of the Account Value that each  withdrawal  represented when withdrawn.  For example,  a withdrawal of 50% of your Account Value would be treated as a 50% reduction in the amount payable under the Death Benefit.

The Annuity  Rewards Death Benefit  enhancement  does not affect the basic Death Benefit  calculation  under the Annuity.  If the Death
Benefit amount payable under your  Annuity's  basic Death Benefit is greater than the enhanced Death Benefit under the Annuity  Rewards benefit on the date the Death Benefit is calculated, your Beneficiary will receive the higher amount.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards Death Benefit  enhancement  following the seventh (7th)  anniversary of the Annuity's Issue Date.
However,  the election is subject to the  requirement  that their  Account  Value on the election  date is greater than the amount that would be payable to their  Beneficiary  under the Death  Benefit  provided  under the Annuity as of the election  date.  If an Owner is ineligible when he or she applies for the optional  benefit,  the Owner can elect the Annuity Rewards Death Benefit  enhancement on any subsequent  date if they  otherwise  qualify.  The  election  must occur before  annuity  payments  begin.  An Owner can only elect the
Annuity  Rewards  Death  Benefit  enhancement  once.  There is no  additional  charge for electing the Annuity  Rewards  Death  Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series  of  annuity  payments  not  extending  beyond  the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an election  prior to death benefit  proceeds  becoming due, a Beneficiary  can elect to receive the Death Benefit proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable  annuity  payments  (annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse  own the  Annuity  jointly,  we assume  that the sole  primary
Beneficiary  will be the surviving  spouse unless you elect an  alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary  may elect to assume  ownership of the Annuity  instead of taking the Death  Benefit payment.  Any Death Benefit  (including any optional Death  Benefits) that would have been payable to the  Beneficiary  will become the new Account  Value as of the date we receive due proof of death and any required  proof of a spousal  relationship.  As of the date the assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the Annuity to a new  purchaser of the same  attained  age. For purposes of  determining  any future Death  Benefit for the  surviving  spouse,  the new
Account  Value  will be  considered  as the  initial  Purchase  Payment.  No CDSC will apply to the new  Account  Value.  However,  any additional  Purchase  Payments  applied after the date the  assumption is effective  will be subject to all  provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your  Annuity - Spousal  Contingent  Annuitant"  for a discussion  of the  treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides  for  alternative  death  benefit  payment  options  when an Annuity is used as an IRA,  403(b) or other  "qualified investment"  that requires  Minimum  Distributions.  Upon the Owner's death under an IRA,  403(b) or other  "qualified  investment",  a
Beneficiary may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death  benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death occurs before the date Minimum  Distributions  must begin under the Code, the Death Benefit can be paid out in either a lump sum, within five years from the date of death,  or over the life or life  expectancy of the designated  Beneficiary (as long as  payments  begin  by  December  31st of the  year  following  the  year  of  death).  However,  if the  spouse  is the
         Beneficiary,  the Death Benefit can be paid out over the life or life  expectancy  of the spouse with such payments  beginning no earlier  than  December  31st of the year  following  the year of death or December  31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs after the date Minimum  Distributions  must begin under the Code,  the Death Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary  has the  flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until  withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue  to be tax  deferred.  Amounts  withdrawn  each year,  including amounts  that are  required  to be  withdrawn  under the Minimum  Distribution  rules,  are  subject to tax.  You may wish to consult a professional  tax  advisor for tax advice as to your  particular  situation.  See the  section  entitled  "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account  Value will be equal to any Death  Benefit  that would have been  payable to the  Beneficiary  if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit will no longer apply to the Beneficiary.
|X|      the Beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of a CDSC.
|X|      upon the death of the  Beneficiary,  any  remaining  Account  Value will be paid in a lump sum to the  person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity must be paid out to the Beneficiary according to the Minimum Distribution rules described above.

Please contact  American  Skandia for additional  information on the  availability,  restrictions  and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes, there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the decedent  was not the Owner or Annuitant  as of the Issue Date and did not become the Owner or  Annuitant  due to the prior  Owner's or
Annuitant's  death.  Any minimum  Death  Benefit that applies  will be  suspended  for a two-year  period from the date he or she first became Owner or  Annuitant.  After the two-year  suspension  period is  completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive "due proof of death",  any  instructions we require to determine the method of payment and any other  written  representations  we require to determine  the proper  payment of the Death Benefit to all
Beneficiaries.  "Due proof of death" may include a certified  copy of a death  certificate,  a certified copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of "due proof of death" we automatically  transfer  the Death  Benefit to the AST Money Market  Sub-account  until we further  determine  the universe of eligible
Beneficiaries.  Once the universe of eligible  Beneficiaries  has been  determined  each eligible  Beneficiary  may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an election as to the method they wish to receive their portion of the Death  Benefit.  Absent an election of a Death Benefit payment  method,  no Death Benefit can be paid to the  Beneficiary.  We may require  written  acknowledgment  of all named  Beneficiaries  before we can pay the Death  Benefit.  During the period  from the date of death  until we receive  all  required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the  accumulation  period,  the Annuity has an Account Value.  The Account Value is determined  separately for each  Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  When  determining the Account  Value on a day more than 30 days prior to a Fixed  Allocation's  Maturity  Date,  the Account Value may include any Market
Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your  Account  Value minus any CDSC and the Annual  Maintenance  Fee. The  Surrender  Value will also include any Market Value
Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account,  you are purchasing units of the Sub-account.  Each Sub-account  invests  exclusively in shares of an underlying  Portfolio.  The value of the Units fluctuate with the market  fluctuations of the Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day,  we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price."  The Unit Price is used for determining  the  value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the  number of Units  involved  in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the Valuation  Day you make the  allocation,  the Unit Price is $14.83.  Your $5,000 buys 337.154 Units of the  Sub-account.  Assume that later,  you wish to transfer $3,000 of your Account Value out of that  Sub-account and into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit Price of the  original  Sub-account  has increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477  Units.  We then buy
$3,000 of Units of the new Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value  allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.  The
Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers  or  withdrawals  from a Fixed
Allocation,  the Interim  Value will reflect the  withdrawal of those  amounts and any interest  credited to those amounts  before they were  withdrawn.  To determine the Account Value of a Fixed  Allocation on any day other than its Maturity Date or within 30 days prior to its Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American  Skandia is generally open to process  financial  transactions  on those days that the New York Stock Exchange  (NYSE) is open for trading.  There may be  circumstances  where the NYSE does not open on a regularly  scheduled  date or time or closes at an earlier time  than  scheduled  (normally  4:00 p.m.  EST).  Financial  transactions  requested  before  the  close of the NYSE  which  meet our requirements  will be  processed  according  to the value next  determined  following  the close of  business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE  will be  processed  based on the  value  next  computed  on the next business day. There may be  circumstances  when the opening or closing time of the NYSE is different than other major stock  exchanges, such as NASDAQ or the American Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial Purchase  Payments:  We are required to allocate your initial  Purchase  Payment to the Sub-accounts  within two (2) days after we receive all of our  requirements  to issue the  Annuity.  If we do not have all the required  information  to allow us to issue your
Annuity,  we may retain the Purchase Payment while we try to reach you or your  representative  to obtain all of our  requirements.  If we are unable to obtain all of our required  information  within five (5) days,  we are required to return the Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the  Valuation  Day that we receive the  Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions include transfers under a Dollar Cost Averaging,  rebalancing,  or asset allocation program,  Systematic  Withdrawals,  Minimum  Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are  scheduled,  unless the scheduled day is not a Valuation  Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:  "Unscheduled"  transactions include any other non-scheduled  transfers and requests for Partial Withdrawals or Free  Withdrawals or Surrenders.  Unscheduled  transactions  are processed and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Death Benefits:  Death Benefit claims require our review and evaluation  before  processing.  We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

Transactions in Rydex and ProFunds VP Sub-accounts:  Generally,  purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current  Valuation Day.  However,  any purchase or redemption order or transfer request  involving the Rydex or ProFunds VP Sub-accounts  must be received by us no later than one hour prior to any announced closing of the applicable  securities  exchange  (generally,  3:00 p.m. Eastern time) to be processed on the current Valuation Day. The
"cut-off" time for such  financial  transactions  involving a Rydex or ProFunds VP Sub-account  will be extended to1/2hour prior to any announced closing (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically  through American Skandia's Internet website  (www.americanskandia.com).  You cannot  request a transaction  involving the purchase,  redemption or transfer of Units in one of the Rydex or ProFunds VP  Sub-accounts  between the applicable  "cut-off" time and 4:00 p.m.  Transactions  received after 4:00 p.m.
will be treated as received by us on the next Valuation Day.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following  is a brief  summary of some of the Federal tax  considerations  relating to this  Annuity.  However,  since the tax laws are complex and tax  consequences are affected by your individual  circumstances,  this summary of our  interpretation  of the relevant tax laws is not intended to be fully  comprehensive  nor is it intended as tax advice.  Therefore,  you may wish to consult a  professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American  Skandia is taxed as a life  insurance  company  under Part I, subchapter L of the Code.  No taxes are due on interest,  dividends and  short-term  or long-term  capital gains earned by the Separate
Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit sharing plan or other retirement  arrangement that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the  value of the  Annuity  until an  amount is  received  (a  "distribution").  This is  commonly  referred  to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the  Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the  Annuity  must currently  include any increase in the value of the Annuity during a tax year in its gross income.  An exception from current  taxation applies for annuities  held by an employer with respect to a terminated  tax-qualified  retirement  plan, a trust holding an annuity as an agent for a natural person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity payments begin are generally treated as coming first from
"income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated as receipt of "income on the  contract" is  includible  in the  taxpayer's  gross  income and taxable in the year it is  received.  The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X|      "Income on the contract" is calculated by  subtracting  the taxpayer's  "investment in the contract" from the aggregate  value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is  equal  to  total  purchase  payments  for  all  "related  contracts"  minus  any  previous distributions  or  portions  of such  distributions  from such  "related  contracts"  that were not  includible  in gross  income.
     "Investment  in the contract" may be affected by whether an annuity or any "related  contract" was purchased as part of a tax-free exchange of life insurance,  endowment,  or annuity contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received  on or after the  Annuity  Date will  generally  be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The investment in the contract is excluded from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion ratio will be entirely includible in gross income.  The formula for  determining  the exclusion  ratio differs  between fixed and variable  annuity  payments.
When annuity  payments  cease because of the death of the person upon whose life  payments are based and, as of the date of death,  the amount of annuity  payments  excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment may be allowed as a deduction on the decedent's final income tax return.

Penalty  Tax on  Distributions:  Generally,  any  distribution  from an  annuity  not used in  conjunction  with a  Qualified  Contract
(Qualified  Contracts  are  discussed  below) is  subject to a penalty  equal to 10% of the amount  includible  in gross  income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's designated beneficiary;
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the  termination  of a qualified  pension plan that is held by the employer until the employee separates from service.

Special  rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same  contract  owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity  contract  when  determining  the  taxation of  distributions  before  annuitization.  We refer to these  contracts as "related contracts."  In  situations  involving  related  contracts we believe that the values under such  contracts  and the  investment in the contracts will be added together to determine the proper taxation of a distribution  from any one contract  described under the section
"Distributions before  Annuitization."  Generally,  distributions will be treated as coming first from income on the contract until all of the income on all such  related  contracts is  withdrawn,  and then as a return of the  investment  in the  contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue  Service would view related  contracts  when one or more contracts are immediate  annuities or are contracts that have been annuitized.  The Internal Revenue Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding  "substantially equal periodic payments":  (also known as "72(t)" or "72(q)" distributions) Any modification to a program of distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such  payments will result in the  requirement  to pay the 10% premature distribution  penalty that would have been due had the payments  been treated as subject to the 10% premature  distribution  penalty in the years received,  plus interest.  This does not apply when the  modification is by reason of death or disability.  American  Skandia does not currently support a section 72(q) program.

Special concerns  regarding  immediate  annuities:  The Internal Revenue Service has ruled that the immediate  annuity exception to the
10% penalty  described above under "Penalty Tax on Distributions"  for  "non-qualified"  immediate  annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract were contributed or deemed to be contributed more than one year prior to the annuity starting date under the immediate  annuity;  and (b) the annuity payments under the immediate  annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free  exchanges of a life  insurance,  annuity or  endowment  contract  for an annuity.  If an annuity is  purchased  through a tax-free  exchange of a life insurance,  annuity or endowment  contract that was purchased  prior to August 14, 1982, then any  distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any  "income on the  contract"  that is  attributable  to the  purchase  payments  made  prior to August 14,  1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a  distribution  is equal to or less than the  remaining  investment in the contract made prior to August 14,
1982,  such  amounts are not  included  in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments  made prior to August 14, 1982,  such  distributions  are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts,  therefore avoiding current taxation of any gains in the  contract as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved the right to treat transactions it considers  abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be  considered  abusive.  For example,  we do not know how the IRS may view early  withdrawals  or  annuitizations  after a partial exchange.  As of the date of this  prospectus,  we will  treat a partial  surrender  of this type  involving  a  non-qualified  annuity contract as a "tax-free"  exchange for future tax  reporting  purposes,  except to the extent that we, as a reporting  and  withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance  companies may not recognize these partial  surrenders as tax-free  exchanges and may report them as taxable  distributions to the extent of any gain distributed as well as  subjecting  the taxable  portion of the  distribution  to the 10% IRS early  distribution  penalty.  We  strongly  urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

There is no guidance from the Internal  Revenue  Service as to whether a partial  exchange from a life  insurance  contract is eligible for  non-recognition  treatment  under  Section 1035 of the Code. We will  continue to report a partial  surrender of a life  insurance policy as subject to current  taxation to the extent of any gain. In addition,  please be cautioned that no specific  guidance has been provided as to the impact of such a transaction on the remaining life insurance  policy,  particularly as to the subsequent  methods to be used to test for compliance  under the Code for both the  definition of life  insurance and the  definition of a modified  endowment contract.

Special  Considerations  for  Purchasers  of the  Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the  date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not report them as such.  However,  the IRS could take the position  that these charges  should be treated as partial  withdrawals subject  to  current  taxation  to the extent of any gain and,  if  applicable,  the 10% tax  penalty.  We reserve  the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and  withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding  vehicle for various  types of  tax-qualified  retirement  plans.  We have  provided  summaries below of the types of tax-qualified  retirement plans with which we may issue an Annuity.  These summaries provide general  information about the tax rules and are not  intended to be complete  discussions.  The tax rules  regarding  qualified  plans are  complex.  These rules may include  limitations on contributions and restrictions on distributions,  including  additional taxation of distributions and additional  penalties.  The terms and conditions of the  tax-qualified  retirement plan may impose other  limitations and  restrictions that are in addition to the terms of the  Annuity.  The  application  of these rules  depends on  individual  facts and  circumstances.
Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and suitability  of such an  investment.  American  Skandia  does not offer all of its  annuities  to all of these  types of  tax-qualified retirement plans.

Economic  Growth and Tax Relief  Reconciliation  Act  (EGTRRA):  Certain  states do not conform to the pension  provisions  included in
EGTRRA.  We  recommend  that you  consult  with your tax advisor to  determine  the status of your  state's  statutes as they relate to
EGTRRA and your tax qualified retirement plan.

Corporate  Pension  and  Profit-sharing  Plans:  Annuities  may be used to fund  employee  benefits  of various  corporate  pension and profit-sharing  plans  established by corporate  employers under Section 401(a) of the Code including  401(k) plans.  Contributions  to such plans are not taxable to the employee  until  distributions  are made from the retirement  plan.  The Code imposes  limitations on the  amount  that may be  contributed  and the  timing of  distributions.  The tax  treatment  of  distributions  is subject to special provisions of the Code,  and also depends on the design of the specific  retirement  plan.  There are also special  requirements  as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R.  10 Plans:  Annuities  may also be used to fund  benefits  of  retirement  plans  established  by  self-employed  individuals  for themselves  and their  employees.  These are commonly  known as "H.R.  10 Plans" or "Keogh  Plans".  These plans are subject to most of the same types of limitations and requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain  qualifying  employers  such as public schools and certain  charitable,  educational  and  scientific  organizations specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable  to the  employee  until distributions  are made from the TSA.  The Code  imposes  limits  on  contributions,  transfers  and  distributions.  Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established  by  governmental  and certain other tax exempt employers for their employees may invest in annuity  contracts.  The Code limits  contributions and  distributions,  and imposes eligibility  requirements as well.  Contributions  are not taxable to employees until distributed from the plan.  However,  plan assets remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code  allows  eligible  individuals  to  maintain  an  individual retirement  account or individual  retirement  annuity ("IRA").  IRAs are subject to limitations on the amount that may be contributed, the  contributions  that may be deducted  from  taxable  income,  the persons who may be eligible to establish an IRA and the time when distributions  must  commence.  Further,  an Annuity may be  established  with  "roll-over"  distributions  from certain  tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth  IRAs:  A form of IRA is also  available  called  a "Roth  IRA".  Contributions  to a Roth  IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income  taxes and are not  subject to the 10%  penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional IRA was made and the  distribution is made (a)
                                                                                                      ---
once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time  home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not  "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs  and  Roth  IRAs  will  receive  a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and distributions.  It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA or another  qualified plan, on a tax-deferred  basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that  meet  specified  criteria  may  establish  Simplified  Employee  Pensions  or SEP IRAs.  Employer
contributions  that may be made to employee  SEP IRAs are larger than the amounts  that may be  contributed  to other IRAs,  and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts  are  generally  taxed under  Section 72 of the Code.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The  excludable  amount is the  proportion  of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7) of the Code);
|X|      is part of a series of substantially  equal periodic  payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*;
|X|      is made pursuant to an IRS levy;
|X|      is made to pay qualified acquisition costs for a first time home purchase (IRA only);
|X|      is made to pay qualified higher education expenses (IRA only); and
|X|      is not more than the cost of your medical insurance (IRA only).

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar year in which the individual  retires from service with the employer  sponsoring the plan. The retirement  option is not available to IRAs.

The IRS has released Treasury regulations  containing new Minimum Distribution rules. For Minimum  Distributions  required in 2002, the individual  may utilize the 2002 Final  Regulations,  the 2001  Proposed  Regulations  or the 1987  Proposed  Regulations.  For Minimum
Distributions  required in 2003 and later,  individuals are required to use the rules under the 2002 Final Regulations.  The 2002 Final
Regulations contain a provision which could increase the amount of minimum  distributions  required for certain individuals.  Under the
2002 Final  Regulations,  individuals are required to include in their annuity contract value the actuarial value of any other benefits that will be provided  under the annuity.  We and other annuity  providers are currently  seeking  clarification  of this new rule. You should consult your tax adviser to determine the impact of this rule on your Minimum Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy  table will be utilized by all  participants  except those with a spouse who is more than ten (10) years younger than the  participant.  In that case,  the new rules permit the  participant  to utilize the  actual  life  expectancies  of the  participant  and the  spouse.  In most  cases,  the  beneficiary  may be  changed  during  the participant's  lifetime with no affect on the Minimum  Distributions.  At death, the designated  Beneficiary may generally take Minimum
Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount  that was not  properly  distributed.  Because of the many  recent  changes  to the  Minimum  Distribution  rules,  we  strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section 817(h) of the Code provides that a variable annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated  asset account  (including  investments  in a mutual fund by the  segregated  asset account of insurance  companies).  If the  diversification  requirements  under the Code are not met and the annuity is not treated as an annuity, the taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the diversification  requirements for variable annuity contracts.  We expect the underlying mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable  annuity will not be treated as an annuity for tax  purposes if persons  with  ownership rights have  excessive  control over the  investments  underlying  such variable  annuity.  Such  guidelines may or may not address the number of investment options or the number of transfers between  investment  options offered under a variable annuity.  It is not known whether such  guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any,  such guidelines may have on transfers  between the investment  options of the Annuity offered pursuant to this Prospectus.  We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax  Withholding:  Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is  includible  in the gross  income of the  recipient.  Amounts  to be  withheld  depend  upon the  nature of the  distribution.
However,  under most  circumstances  a  recipient  may elect not to have income  taxes  withheld  or have  income  taxes  withheld at a different rate by filing a completed election form with us.

Certain distributions,  known as eligible rollover  distributions,  from Qualified Contracts,  are subject to automatic 20% withholding for Federal income taxes.  The following distributions are not eligible rollover distributions and not subject to 20% withholding:
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal  periodic  payments for the life or life  expectancy  of the  participant  in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions that are part of a series of substantial periodic payments pursuant to Section 72(q) or 72(t) of the Code; and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments and Pledges:  Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value  of, an  annuity  before  annuity  payments  have  begun is  treated  as a  distribution  subject  to  taxation  under the distribution  rules set forth above.  Any gain in an annuity on or after the  assignment or pledge of an entire  annuity and while such assignment  or pledge  remains in effect is treated as "income on the  contract" in the year in which it is earned.  For  annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment  or pledge  includible  in gross  income.  The cost basis is not affected by any  repayment of any loan for which the annuity is  collateral  or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone other than the spouse of the owner (or former spouse  incident to a divorce) is treated,  for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code certain taxes may be due when all or part of an annuity is  transferred  to, or a death benefit is paid to, an  individual  two or more  generations  younger than the contract  holder.  These  generation-skipping  transfers generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the resulting  tax. We will  deduct  from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred  treatment  under certain  sections of the Code.
In general,  the Code is designed to prevent indefinite  deferral of tax.  Continuing the benefit of tax deferral by naming one or more contingent  annuitants when the Annuity is owned by a non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before  naming a contingent  annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements and reports  required by applicable  law or regulation to you at your last known address of record.  You should therefore  give us prompt  notice of any address  change.  We reserve  the right,  to the extent  permitted  by law and subject to your prior consent, to provide any prospectus, prospectus supplements,  confirmations,  statements and reports required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic means,  including  diskettes or CD ROMs.  We send a  confirmation  statement  to you each  time a  transaction  is made  affecting  Account  Value,  such as  making additional  Purchase  Payments,  transfers,  exchanges  or  withdrawals.  We also send  quarterly  statements  detailing  the  activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual Maintenance
Fee,  in  quarterly  statements  instead of  confirming  them  immediately.  You  should  review the  information  in these  statements carefully.  You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

Any errors or  corrections on  transactions  for your Annuity must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity.  For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate  unless you notify us  otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first  confirmed  on the quarterly  statement,  we assume all  transactions  are  accurate  unless you  notify us within 30 days from the date you  receive  the quarterly  statement.  All transactions  confirmed  immediately or by quarterly statement are deemed conclusive after the applicable 30 day period. We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements for the Separate
Account and the Portfolios,  as of December 31 and June 30,  respectively,  to Owners or, with your prior consent,  make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American  Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company  domiciled in Connecticut  with licenses in all 50 states,  the  District of Columbia  and Puerto  Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  American Skandia markets its products to broker-dealers  and financial  planners  through an internal field marketing  staff. In addition,  American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance contracts.  American Skandia currently offers the following products: (a) flexible premium deferred annuities and single premium fixed deferred annuities that are registered with the SEC; (b) certain other fixed deferred annuities that are not registered with the SEC; (c) both fixed and variable immediate adjustable annuities; and (d) a single premium variable life insurance policy that is registered with the SEC.  No company other than American Skandia has any legal responsibility to pay amounts that it owes under its variable annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The  separate  accounts are where  American  Skandia sets aside and invests the assets of some of our  annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of
Connecticut.  We are the legal  owner of assets in the  separate  accounts.  In the payout  period,  assets  supporting  fixed  annuity payments and any adjustable  annuity payments we make available are held in our general  account.  Assets  supporting  variable annuity payment options may be invested in our separate  accounts.  Income,  gains and losses from assets allocated to these separate  accounts are credited to or charged against each such separate  account without regard to other income,  gains or losses of American  Skandia or of any other of our separate  accounts.  These assets may only be charged with  liabilities  which arise from the  Annuities  issued by
American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment  performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in
Sub-accounts of American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B". Separate
Account B was  established  by us pursuant to  Connecticut  law on November  25,  1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B  consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or  mutual  fund portfolio.  The name of each Sub-account generally  corresponds to the name of the underlying  Portfolio.  Each Sub-account in Separate
Account B may have several  different  Unit Prices to reflect the Insurance  Charge and the charges for any optional  benefits that may be offered under this Annuity and other annuities  issued by us through  Separate  Account B. Separate Account B is registered with the
SEC under the Investment  Company Act of 1940  ("Investment  Company Act") as a unit  investment  trust,  which is a type of investment company.  The SEC does not supervise investment policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate  Account B was organized as a single  separate  account with six different  Sub-account  classes, each of which was registered as a distinct unit investment trust under the Investment  Company Act.  Effective  November 18, 2002, each
Sub-account  class of Separate  Account B will be  consolidated  into the unit  investment  trust formerly named American  Skandia Life
Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  which will  subsequently be renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have  multiple Unit Prices to reflect the daily charge deducted for each  combination  of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional  benefit offered under Annuity  contracts  funded through  Separate  Account B. The  consolidation  of Separate Account B will have no impact on Annuity Owners.

We reserve the right to make changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new
Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts at our sole discretion.  We may also close Sub-accounts to additional
Purchase  Payments on existing  Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates. We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are  required to obtain under the  Investment
Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on allocations to the Sub-accounts  will vary with the investment  performance of the underlying mutual funds or fund  portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  Your Account Value allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk.  There is no assurance  that the Account  Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our  obligations  based on Fixed  Allocations  are held in American  Skandia Life
Assurance  Corporation  Separate Account D, also referred to as "Separate  Account D". Such obligations are based on the fixed interest rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment  performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An  Annuity  Owner who allocates  a portion of their  Account  Value to  Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely  to us.  We  retain  the risk that the value of the  assets in
Separate  Account D may drop below the  reserves and other  liabilities  we must  maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities  we must  maintain in relation to the  annuities  supported by such assets,  we will transfer  assets from our general account to Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain  assets in Separate
Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible for  investment  management  of a different  portion of Separate  Account D. From time to time  additional  investment  managers may be employed or investment  managers may cease being  employed.  We are under no obligation to employ or continue to employ any  investment manager(s) and have sole discretion over the investment managers we retain.

We are not  obligated to invest  according to specific  guidelines  or strategies  except as may be required by  Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the  underlying  mutual fund  portfolios  are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the Sub-accounts  invest.  However,  under SEC rules, you have voting rights in relation to Account Value  maintained in the  Sub-accounts.  If an underlying  mutual fund  portfolio  requests a vote of  shareholders,  we will vote our shares  based on  instructions  received  from Owners with  Account  Value  allocated  to that
Sub-account.  Owners  have the right to vote an amount  equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares for which we have  received  instructions.  We will furnish  those  Owners who have Account  Value  allocated  to a  Sub-account  whose underlying  mutual fund  portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment  strategy,  adoption of a new investment advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust")  has  obtained an  exemption  from the  Securities  and  Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the
Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is  intended  to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by ASISI and the
Trustees.  The Trust is required,  under the terms of the exemption,  to provide certain  information to  shareholders  following these types of changes.

Material Conflicts
It is possible  that  differences  may occur  between  companies  that offer  shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable  life  insurance  products.  Differences  may also occur surrounding  the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable  annuity  contracts that we offer. Under certain  circumstances,  these differences could be considered  "material  conflicts," in which case we would take necessary  action to protect  persons with voting rights under our variable  annuity  contracts and variable  life  insurance  policies against persons with voting rights under other insurance  companies'  variable  insurance  products.  If a "material  conflict" were to arise between owners of variable  annuity  contracts and variable life insurance  policies issued by us we would take necessary  action to treat  such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise  due to  differences  in  voting instructions  between owners of variable life insurance and variable annuity contracts of the same or different  companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American  Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the  distributor  and principal  underwriter of the securities  offered through this prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and both  American  Skandia  Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios  of American  Skandia Trust which are offered as underlying  investment  options under the Annuity.

ASM's principal  business  address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The  Annuity is offered on a  continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the
Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally  based on a percentage  of Purchase
Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are  available  that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation for providing  ongoing service to you in relation to the  Annuity.  Commissions  and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may advertise certain  information  regarding the performance of the investment  options.  Details on how we calculate performance  for the  Sub-accounts  are found in the  Statement of Additional  Information.  This  information  may help you review the performance of the investment  options and provide a basis for comparison  with other  annuities.  This  information may be less useful when comparing the  performance of the investment  options with other savings or investment  vehicles.  Such other  investments may not provide some of the benefits of annuities,  or may not be designed for long-term  investment  purposes.  Additionally  other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

We may advertise the  performance  of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each
Sub-account.  "Standard  Total Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard Total Return"  figures assume that the applicable  Insurance  Charge and the Annual  Maintenance Fee are deducted and that the Annuity is  surrendered  at the end of the applicable  period,  meaning that any  Contingent  Deferred Sales Charge that would apply upon  surrender is also  deducted.  "Non-standard  Total Return"  figures  include any  performance  figures that do not meet the
SEC's rules for Standard Total Returns.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the figures may not reflect  all fees and  charges.  In  particular,  they may assume no  surrender  at the end of the  applicable period so that the CDSC does not apply.  Standard and  Non-standard  Total Returns will not reflect the additional  asset-based  charge that is deducted when you elect any optional  benefit (if  applicable).  The additional cost  associated with any optional  benefit you elected will reduce your performance.  Non-standard Total Returns must be accompanied by Standard Total Returns.

Some of the underlying  Portfolios existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate  periods during which the Sub-accounts  have been in existence but prior to the initial offering of the
Annuities,  or  periods  during  which  the  underlying  Portfolios  have  been in  existence,  but the  Sub-accounts  have  not.  Such hypothetical  historical  performance  is calculated  using the same  assumptions  employed in  calculating  actual  performance  since inception  of the  Sub-accounts.  Hypothetical  historical  performance  of the  underlying  Portfolios  prior to the  existence of the
Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the performance of money market-type  Sub-accounts  using a measure of the "current and effective yield".  The current yield of a money  market-type  Sub-account is calculated  based upon the previous  seven-day  period ending on the date of calculation.
The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a
Sub-account.  The current and effective  yields reflect the Insurance  Charge and the charge for any optional  benefit (if  applicable)
deducted against the Sub-account.  In a low interest rate environment,  yields for money market-type  Sub-accounts,  after deduction of the Insurance  Charge,  and the charge for any optional benefit (if applicable) may be negative even though the yield (before deducting for such charges) is positive.  Current and effective yield  information  will fluctuate.  This information may not provide a basis for comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated  period of time,  or with  investment companies  which do not serve as underlying  mutual funds for variable  annuities  and/or do not have  additional  asset-based  charges deducted for the insurance protection provided by the Annuity.

Performance  information on the  Sub-accounts is based on past performance  only and is not an indication or  representation  of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance will depend on the type,  quality and, for some of the
Sub-accounts,  the  maturities  of the  investments  held by the  underlying  mutual funds or  portfolios  and upon  prevailing  market conditions and the response of the underlying  mutual funds to such conditions.  Actual  performance will also depend on changes in the expenses of the underlying mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such underlying  mutual fund or portfolio.  In addition,  the total amount of asset-based  charges  assessed  against each  Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations may include the then current  interest rates we are crediting to new
Fixed  Allocations.  Information  on current rates will be as of the date  specified in such  advertisement.  Rates will be included in advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed  Allocation are as of the date of any such Fixed  Allocation's  Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute  may also compare the  performance  of our  Sub-accounts  with:  (a) certain  unmanaged  market  indices, including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson  Lehman Bond
Index, the Frank Russell non-U.S.  Universal Mean, the Morgan Stanley Capital  International  Index of Europe, Asia and Far East Funds,
and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment companies with investment objectives similar to the mutual  fund or  portfolio  underlying  the  Sub-accounts  being  compared.  This may include  the  performance  ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune,  Money, Barron's,  Business
Week, USA Today and statistical  services,  including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity
and Closed End Survey,  the Variable  Annuity  Research Data Survey,  SEI, the  Morningstar  Mutual Fund Sourcebook and the Morningstar
Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial  ratings  services.
Such  rankings may help you in  evaluating  our ability to meet our  obligations  in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or  administer  Annuities.  Such rankings and ratings do not reflect or relate to the  performance  of
Separate Account B.

AVAILABLE INFORMATION
A  Statement  of  Additional  Information  is  available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these  materials at the prescribed  rates from the
SEC's Public Reference Section, 450 Fifth Street N.W., Washington,  D.C., 20549. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference  facilities at the above address,  Room 1024, and at the SEC's Regional Offices, The
Woolworth  Building,  233 Broadway,  New York, NY and 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL. These documents,  as well as documents  incorporated  by  reference,  may  also be  obtained  through  the  SEC's  Internet  Website  (http://www.sec.gov)  for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or superseded by a statement in this  Prospectus or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2001 previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated by reference in this  Prospectus,  including any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing to us via regular mail at American Skandia - Variable Annuities,  P.O. Box 7040,  Bridgeport,  Connecticut  06601-7040
       OR for express mail American Skandia - Variable  Annuities,  One Corporate Drive,  Shelton,  Connecticut 06484. NOTE: Failure to
       send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information through Skandia's  Telephone Automated Response System (STARS) and at  www.americanskandia.com,  our
Internet  Website.  Our Customer  Service  representatives  are also available  during  business hours to provide you with  information about your account.  You can request  certain  transactions  through our  telephone  voice  response  system,  our Internet  Website or through a customer service  representative.  You can provide authorization for a third party,  including your  attorney-in-fact  acting pursuant to a power of attorney or an investment  professional,  to access your account information and perform certain transactions on your  account.  You will need to complete a form  provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and  electronic  means and whether you wish to  authorize a third party to perform any such  transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone or through our Internet
Website.  This may include a Personal  Identification  Number  (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN through STARS and at  www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested via telephone are recorded.  To the extent  permitted by law, we will not be responsible for any claims,  loss, liability  or  expense  in  connection  with a  transaction  requested  by  telephone  or  other  electronic  means if we acted on such transaction  instructions after following  reasonable  procedures to identify those persons authorized to perform  transactions on your
Annuity  using  verification  methods  which may include a request for your Social  Security  number,  PIN or other form of  electronic identification.  We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular and/or express mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.
American  Skandia  reserves  the  right to limit,  restrict  or  terminate  telephonic,  facsimile,  Internet  or any other  electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons controlling the registrant pursuant to the foregoing provisions,  the registrant has been informed that in the  opinion  of the SEC such  indemnification  is  against  public  policy as  expressed  in the  Securities  Act and is  therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its  affiliates  are not  involved in any legal  proceedings  outside of the ordinary  course of business.  American  Skandia and its  affiliates are involved in pending and  threatened  legal  proceedings in the normal  course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a material adverse  affect  on the  Separate  Account,  or  American  Skandia's  ability  to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B

A-35

                                       APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(table in thousands)                                         For the Year Ended December 31,
                                              2001          2000           1999          1998          1997
                                              ----          ----           ----          ----          ----
STATEMENT OF OPERATIONS DATA
Revenues:
Annuity and life insurance charges and fee$*   378,693  $    424,578   $    289,989  $    186,211  $    121,158
Fee income                                     111,196       130,610         83,243        50,839        27,593
Net investment income                           20,126        11,656         10,441        11,130         8,181
Premium income and other revenues                3,368         4,778          3,688         1,360         1,082
                                          ------------  ------------   ------------  ------------  ------------

Total revenues                            $    513,383  $    571,622   $    387,361  $    249,540  $    158,014
                                          ============  ============   ============  ============  ============

Benefits and Expenses:
Annuity and life insurance benefits       $      1,955  $        751   $        612  $        558  $      2,033
Change in annuity and life insurance
     policy reserves                           (39,898)       45,018          3,078         1,053            37
Cost of minimum death benefit                        -             -          2,945         5,144         4,545
reinsurance
Return credited to contractowners               16,833         9,046         (1,639)       (8,930)       (2,018)
Underwriting, acquisition and other
     insurance expenses                        420,802       335,213        206,350       167,790        90,496
Interest expense                                73,424        85,998         69,502        41,004        24,895
                                          ------------  ------------   ------------  ------------  ------------

Total benefits and expenses               $    473,116  $    476,026   $    280,848  $    206,619  $    119,988
                                          ============  ============   ============  ============  ============

Income tax expense                        $      7,168  $     30,779   $     30,344  $      8,154  $     10,478
                                          ============  ============   ============  ============  ============

Net income                                $     33,099  $     64,817   $     76,169  $     34,767  $     27,548
                                          ============  ============   ============  ============  ============

STATEMENT OF FINANCIAL CONDITION DATA
Total Assets                              $ 28,036,860  $ 31,702,705   $ 30,881,579  $ 18,848,273  $ 12,894,290
                                          ============  ============   ============  ============  ============

Future fees payable to parent             $    797,055  $    934,410   $    576,034  $    368,978  $    233,034
                                          ============  ============   ============  ============  ============

Surplus Notes                             $    144,000  $    159,000   $    179,000  $    193,000  $    213,000
                                          ============  ============   ============  ============  ============

Shareholder's Equity                      $    577,668  $    496,911   $    359,434  $    250,417  $    184,421
                                          ============  ============   ============  ============  ============

*        On annuity and life insurance  sales of $3,834,167,  $8,216,167,  $6,862,968,  $4,159,662,  and  $3,697,990,  during the years ended December 31, 2001,  2000,  1999, 1998 and 1997,  respectively,  with  contractowner  assets under management of $26,017,847,
     $29,751,822, $29,396,693, $17,854,761, and $12,119,191, as of December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and  Analysis  of  Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Results of Operations
---------------------

Annuity and life  insurance  sales  decreased  53% in 2001 to  $3,834,167,000  as compared to a 20%  increase in 2000.  The decrease in sales in 2001 was consistent with the general decline in sales  throughout the variable annuity  industry,  attributed in large part to the decline in the equity  markets.  The sales growth in 2000 was driven by  significant  sales volume in the first quarter of 2000 due to the strong  equity market  performance.  However,  the decline in the equity  markets  during the  remainder of the year  negatively impacted  sales as the first quarter level of sales was not  sustained.  The Company has announced its intention to focus on the growth of its core variable annuity business,  with a continuing focus on increasing sales through innovative product development  activities, the expansion of its wholesaling  force through  recruitment and retention of top producers,  and providing  consistently good customer service.

Average assets under management totaled  $27,020,489,000 in 2001,  $31,413,809,000 in 2000 and $21,984,759,000 in 1999,  representing a decrease  of 14% in 2001 and an  increase  of 46% in 2000.  As a result of the  decrease  in sales  volume  and  average  assets  under management,  annuity and life  insurance  charges and fees decreased 11% in 2001, as compared to an increase of 46% in 2000. Fee income generated from transfer agency-type and investment support activities decreased 15% in 2001 and increased 57% in 2000.

Net  investment  income  increased 73% in 2001  compared to 2000 and  increased 12% in 2000 compared to 1999.  The increase in 2001 was primarily  due to a higher  level of fixed  maturity  investments  in support  of the  Company's  risk-based  capital  objectives.  The increase in 2000 was primarily due to the higher level of fixed maturity  investments  partially  offset by $6,939,000 of  amortization of premiums paid on derivative  instruments.  Excluding the derivative  amortization,  net investment income increased 62% in 2000 as a result of increased fixed maturity investments in support of the Company's risk-based capital objectives.

Premium income  represents  premiums  earned on the sale of ancillary  contracts such as immediate  annuities with life  contingencies, supplementary  contracts  with life  contingencies  and certain life  insurance  products.  Sales of these  products  will  increase or decrease over time depending on the payout elections of the  policyholders.  Management  expects  supplementary  contracts to grow over time with the maturing of the core business lines.

Net realized  investment gains totaled  $928,000 in 2001,  compared to losses of $688,000 in 2000. The gross gain in 2001 was partially offset  by  losses  on  securities  in the  fixed  maturity  portfolio.  The most  significant  loss was  $2,636,000  related  to Enron securities.  In addition net realized  losses were  incurred due to  redemption's  of mutual fund  holdings in support of the Company's non-qualified  deferred  compensation  program.  The  change  from  1999 to 2000  was  primarily  due to  realized  losses  on sales of securities  in the fixed  maturity  portfolio.  These  losses  were  partially  offset  by  realized  gains on sales of fixed  maturity investments and mutual funds.

The change in annuity policy reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the company's  guaranteed  minimum death benefit ("GMDB")  liability.  The GMDB reserve decreased  $43,984,000 in 2001, as the result of an update of certain reserve  assumptions  during 2001 to reflect more realistic  expectations as to risks inherent in the GMDB liability.
These changes reduced the GMDB liability  significantly.  Previous  assumptions had been based on statutory valuation  principles as an approximation for accounting  principles  generally  accepted in the United States ("U.S.  GAAP"). In addition,  future mortality rates have been  lowered  to reflect  favorable  past  experience.  This  decrease  in 2001  compares  to an  increase  in GMDB  reserves  of
$44,186,000 in 2000.

Certain  assumptions  were also updated in the calculation of the deferred  acquisition cost asset,  however,  offsetting the resulting increase in earnings and equity as a result of changes in the GMDB  liability.  The  amortization of such costs are determined in large part by changes in the  expectations of future gross profits of the variable annuity  business.  In 2001, the decline in equity markets resulted in a significantly lower estimate of future gross profits, thereby increasing the expenses recognized through amortization.

In 1999,  the  Company  began to develop a program  utilizing  equity put  options to manage the risks  embedded in the GMDB in annuity contracts that would result from  significant  declines in the equity  markets.  Prior to the  implementation  of the hedge  strategies utilizing equity put options,  the Company had reinsured  substantially all of its exposure on the GMDB liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer exited this market.

Return  credited to  contractowners  consists of revenues on the  variable  and market  value  adjusted  annuities  and  variable  life insurance,  offset by the benefit  payments and changes in reserves  required on this business.  Market value adjusted annuity activity has the largest impact on this benefit.  In 2001 and 2000, the Separate  Account  investment  returns on the assets  supporting  market value adjusted  annuities were less than the expected returns as calculated in the reserves,  contributing to the significant  increase in the return credited to  contractholders  benefit.  In addition,  this benefit  increased as a result of the amortization of unearned
Performance  Advantage  target value  credits,  which  increased  $12,814,581  in 2001 over 2000 due  primarily  to increased  sales of products  containing this feature.  Other  significant  contributors to the change from 2000 to 2001 include  guaranteed  minimum death benefit payments on variable  annuities,  which were driven up due to the market declines in 2001,  totaling $2,569,000 net of gains on equity put options as well as increased costs associated with processing of backdated financial transactions.

Underwriting, acquisition and other insurance expenses for 2001, 2000 and 1999 were as follows:

                 (table in thousands)                        2001               2000              1999
                                                             ----               ----              ----
Commissions and purchase credits                           $ 238,847         $ 393,494      $     358,279
General operating expenses                                   167,044           252,206            214,269
Acquisition costs deferred during the year                  (209,136)         (495,103)          (450,059)
Acquisition costs amortized during the year                  224,047           184,616             83,861
                                                           ---------         ---------          ---------
Net amortization of deferred acquisition costs                14,911          (310,487)          (366,198)
                                                           ---------         ----------         ----------
Underwriting, acquisition and other insurance
     expenses                                              $ 420,802         $ 335,213          $ 206,350
                                                           =========         =========          =========

Underwriting,  acquisition and other insurance  expenses  increased 26% and 62% in 2001 and 2000,  respectively.  Lower sales and asset levels in 2001 led to a 39% decease in commissions and purchase  credits.  Partially  offsetting this decline,  the company  launched a commission  promotion  program  during 2001,  which  increased  commissions  as a percentage of new sales.  Increased  commissions  and purchase credits reflect the increase in sales in both 2000 and 1999.

General  operating  expenses  decreased 34% from 2000 as a result of lower  sales-based  compensation  and expense  reduction  programs implemented  in 2001 (see  Note 18 to the  consolidated  financial  statements).  In  addition,  variable  compensation  and  long-term incentive  plan expense have  decreased  due to the slowdown in sales and decline in equity  markets.  Significant  investments  in new product development and Internet-based technology contributed to general operating expense increases in both 2001 and 2000.

The company  updated  certain  assumptions  in the  calculation  of expected gross profits used to develop  deferred  acquisition  cost amortization  rates to reflect more recent  experience and current equity market  conditions.  As a result of this the  amortization of such costs increased significantly over the year 2000.

The  amortization of acquisition  costs increased  substantially  in 2000 compared to 1999 as the associated costs from record sales in late 1999 and early 2000 were recognized in accordance with profit and expense recognition models under U.S. GAAP.

Interest  expense  decreased  $12,574,000  in 2001 as a result of the  reduction in borrowing and  increased  $16,496,000  in 2000 as a result of additional securitized financing  transactions,  which consist of the transfer of rights to receive future fees to ASI, which fees  collateralize  notes issued in private  placements by ASI through  special  purpose trusts  ("securitization  transactions").  In addition,  the Company paid down surplus notes on December 3, 2001 and December 10, 2000 of $15,000,000 and  $20,000,000  respectively.
Surplus notes outstanding as of December 31, 2001 and 2000 totaled $144,000,000 and $159,000,000, respectively.

The  effective  income  tax rates for the years  ended  December  31,  2001,  2000 and 1999 were 18%,  32% and 28%,  respectively.  The effective  rate is lower  than the  corporate  rate of 35% due to  permanent  differences,  with the most  significant  item  being the dividend  received  deduction.  Management  believes  that,  based on the taxable  income  produced  in the past two years,  as well as continued  growth in annuity  sales,  the Company will produce  sufficient  taxable  income in future years to realize its deferred tax assets.

The Company  generated net income after tax of $33,099,000,  $64,817,000 and $76,169,000 in 2001, 2000 and 1999,  respectively.  Equity market volatility  during 2001 directly  impacted  revenues,  sales and ultimately  expenses for the company.  Revenues were lower than expected due to the  significant  drop in sales year over year,  as well as the  negative  performance  of the mutual funds  underlying annuity and insurance  contracts.  Benefits  were higher than expected due to the death claims paid in excess of the account  values of the specific  contracts due to GMDB  provisions in such contracts.  Expenses were  relatively  higher compared to sales and assets than in prior periods.  Expense  reduction  programs were implemented  during the year to better match expenses incurred with sales activity and  management  of the book of  business.  Revenue  increases in 2000 were more than offset by higher  benefits  and  expenses  driven primarily  from the  increase  in the  reserve  requirement  related  to the GMDB as a result of the  decline  in the  equity  markets.
Investments in new product development and technology also contributed to the increase in expenses.

The Company  considers  Mexico an emerging  market and has invested in the Skandia Vida  operations  with the expectation of generating profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of  $2,619,000,  $2,540,000 and $2,523,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

Total assets  declined 12% in 2001 as a direct result of the decrease in separate  account  assets.  Separate  account assets  declined consistent with the drop in the equity market, offset in part by new net sales activity.

Liabilities  declined 12% in 2001 as a result of several  factors.  Reserves and Separate Account  liabilities  required to support the annuity and life insurance  business  declined  consistent  with market valuing of the underlying  assets as well as the changes in the
GMDB  reserve.  Payable to affiliate  increased  due to borrowing  from ASI to support  temporary  operating  cash needs.  Reduction in
Future Fees Payable to ASI declined,  consistent  with the  securitization  transaction  cash flow realized on the designated  block of contracts.

Significant Accounting Policies
-------------------------------

For information on the Company's significant  accounting policies, see Notes to Consolidated  Financial Statements.  Specifically,  for
Deferred  Acquisition  Costs, see Note 21, for Separate  Accounts,  see Note 20 and for the Company's employee profit sharing programs, see Note 13.

Liquidity and Capital Resources
-------------------------------

The Company's liquidity requirement was met by cash from insurance operations, investment activities and borrowings from ASI.

In 2001,  the Company had net positive  operating  cash flow as a result of increased  cash from  insurance  operations and a decreased acquisition  cost cash flow strain due to the  reduction  in sales  activity.  In 2000,  the  majority of the  operating  cash  outflow resulted  from the sale of variable  annuity and variable life products  that carry a contingent  deferred  sales charge.  This type of product causes a temporary cash strain in that 100% of the proceeds are invested in separate  accounts  supporting the product  leaving a cash (but not capital)  strain caused by the  acquisition  cost for the new business.  This cash strain  required the Company to look beyond the cash made  available by  insurance  operations  and  investments  of the Company to financing in the form of surplus  notes, capital contributions, cash advances, securitization transactions and modified coinsurance reinsurance arrangements:

During 2001 and 2000, the Company received  $45,500,000 and $69,000,000,  respectively,  from ASI to support the solvency capital needs and anticipated  growth in business of its U.S.  operations.  In addition,  the Company received  $2,500,000 and $2,450,000 from ASI in
2001 and 2000, respectively, to support its investment in Skandia Vida.

In 2001, in anticipation of more permanent  financing,  the Company received  approximately  $100,000,000  from ASI in the form of cash advances.  These amounts are reported as Payable to Affiliates in the Consolidated Statements of Financial Condition.

Funds  received  from new  securitization  transactions  amounted to  $476,288,000  in 2000 (see Note 8 to the  consolidated  financial statements).

During 2001 and 2000,  the Company  extended its  reinsurance  agreements.  The Company also entered into a reinsurance  agreement with
SICL in 2000.  The  reinsurance  agreements are modified  coinsurance  arrangements  where the reinsurer  shares in the experience of a specific book of business.

The Company  expects the continued use of reinsurance and  securitization  transactions  to fund the cash strain  anticipated  from the acquisition costs on future years' sales volume.

As of December 31, 2001 and 2000,  shareholder's  equity  totaled  $577,668,000  and  $496,911,000,  respectively.  The increases  were driven by the previously mentioned capital contributions received from ASI and net income from operations.

The Company has long-term surplus notes and short-term borrowings from ASI.  No dividends have been paid to ASI.

The National  Association of Insurance  Commissioners  ("NAIC") requires insurance  companies to report  information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These  requirements  are intended to allow insurance  regulators to identify  companies that may need  regulatory  attention.  The RBC model law requires  that  insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks. The formula includes  components for asset risk,  insurance risk,  interest rate risk and business  risk.  The Company has complied  with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

Effects of Inflation
--------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company  believes  that it is well  positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning concerns and supplemental  retirement  needs.  The  Company  has  renewed  its focus on its core  variable  annuity  business,  offering  innovative long-term  savings and income  products,  strengthening  its wholesaling  efforts and providing  consistently  good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits affiliation among banks,  securities firms and insurance  companies.  This  legislative  change has created  opportunities  for  continued  consolidation  in the  financial  services industry and increased competition as large companies offer a wide array of financial products and services.

Various other legislative  initiatives could impact the Company such as pension reform,  capital gains and estate tax changes,  privacy standards and Internet  regulation.  Additional pension reform may change current tax deferral rules and allow increased  contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities for the Company.
A capital gains tax reduction may cause  tax-deferred  products to be less attractive to consumers,  which could  adversely  impact the
Company.  New privacy  standards  and  Internet  regulation  may impact the  Company's  strategic  initiatives,  especially  related to potential business relationships with web-based technology providers.

Forward Looking Information
---------------------------

The Private  Securities  Litigation  Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for  forward-looking  statements,  so long as those  statements are identified as  forward-looking,  and the statements are accompanied by meaningful  cautionary  statements that identify  important  factors that could cause actual results to differ  materially from those discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and  Analysis of Financial  Condition  and Results of  Operations  is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These forward-looking  statements rely on a number of assumptions  concerning future events, and are subject to a number of significant uncertainties  and results to differ  materially  from these  statements.  You should not put undue  reliance on these  forward-looking statements.  We disclaim  any  intention  or  obligation  to update or revise  forward-looking  statements,  whether as a result of new information, future events or otherwise.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest  rates and equity  prices.  The  following  discussion  focuses on specific  exposures  the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks,  and includes  "forward-looking  statements"  that involve  risk and  uncertainties.  The  discussion  is limited to  financial  instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

Interest Rate Risk
------------------

Fluctuations in interest rates can potentially  impact the Company's  profitability and cash flows. At December 31, 2001, 97% of assets held under management by the Company are in non-guaranteed  Separate Accounts for which the Company's  exposure is not significant,  as the  contractowner  assumes  substantially  all the  investment  risk.  On the  remaining  3% of assets,  the  interest  rate risk from contracts that carry interest rate exposure is managed through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2001,  the Company held fixed  maturity  investments  in its general  account that are sensitive to changes in interest rates.  These  securities are held in support of the Company's fixed immediate  annuities,  fixed  supplementary  contracts,  the fixed investment  option offered in its variable life insurance  contracts,  and in support of the Company's  target  solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these  investments.  All  investments are investment  grade corporate securities, government agency or U.S. government securities.

The  Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest  rate risk.  The fixed option guarantees a fixed rate of interest for a period of time  selected by the  contractowner.  Guarantee  period  options  available  range from one to ten years.  Withdrawal  of funds,  or transfer of funds to variable  investment  options,  before the end of the  guarantee period subjects the  contractowner to a market value adjustment  ("MVA").  In the event of rising interest rates,  which make the fixed maturity  securities  underlying the guarantee  less valuable,  the MVA could be negative.  In the event of declining  interest  rates, which make the fixed maturity  securities  underlying the guarantee more valuable,  the MVA could be positive.  The resulting  increase or decrease in the value of the fixed option,  from  calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities  underlying the guarantee.  The Company  maintains  strict  asset/liability  matching to enable this offset.  However,  the Company still takes on the default risk for the underlying  securities,  the interest rate risk of  reinvestment of interest payments and the risk of failing to maintain the asset/liability matching program with respect to duration and convexity.

Liabilities  held in the  Company's  guaranteed  separate  account  as of  December  31,  2001  totaled  $1,092,944,000.  Fixed  income investments  supporting those liabilities had a fair value of  $1,092,944,000.  The Company  performed a sensitivity  analysis on these interest-sensitive  liabilities  and assets at December 31, 2001.  The analysis  showed that an immediate  decrease of 100 basis points in interest  rates would  result in a net  increase in  liabilities  and the  corresponding  assets of  approximately  $37,300,000  and
$41,500,000,  respectively.  An analysis of a 100 basis point  decline in interest  rates at December 31, 2000 showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800,000 and $39,900,000, respectively.

Equity Market Exposure
----------------------

The primary  equity  market risk to the Company  comes from the nature of the variable  annuity and variable  life products sold by the
Company.  Various fees and charges  earned are  substantially  derived as a percentage of the market value of assets under  management.
In a market  decline,  this income  would be reduced.  This could be further  compounded  by customer  withdrawals,  net of  applicable surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed above. A 10% decline in the market value of the assets under  management at December 31, 2001,  sustained  throughout  2002,  would result in an approximate drop in related annual fee income of  $49,727,000.  This result was not  materially  different  than the result  obtained  from the  analysis  performed as of
December 31, 2000.

Another  equity market risk exposure of the Company  relates to the  guaranteed  minimum  death benefit  liability.  Declines in equity markets and,  correspondingly,  the performance of the mutual funds underlying the Company's products,  increase the guaranteed minimum death benefit liabilities.  As discussed in Note 2E of the consolidated  financial statements,  the Company uses derivative instruments to hedge against the risk of significant  decreases in equity markets.  Prior to the  implementation of this program,  the Company used reinsurance to mitigate this risk.

The  Company  has a small  portfolio  of equity  investments  consisting  of mutual  funds,  which are held in  support  of a  deferred compensation  program. In the event of a decline in market values of underlying  securities,  the value of the portfolio would decline;
however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

Estimates  of interest  rate risk and equity  price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the uncertainty of future interest rate movements,  volatility in the equity markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                             AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life  Assurance  Corporation  (the "Company"
which is a wholly-owned  subsidiary of Skandia Insurance  Company Ltd.) as of December 31, 2001 and 2000, and the related  consolidated statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December 31, 2001.  These consolidated  financial statements are the responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period  ended  December  31,  2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments and
Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                         (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                   Consolidated Statements of Income
                                                         (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                         (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flows
                                                         (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                            See notes to consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                              Notes to Consolidated Financial Statements
                                                           December 31, 2001

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American  Skandia,  Inc. ("ASI")
         whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops  long-term  savings and retirement  products which are distributed  through its affiliated  broker/dealer company,  American Skandia  Marketing,  Incorporated  ("ASM").  The Company  currently issues variable and term life insurance and variable,  fixed,  market value adjusted  deferred and immediate  annuities for individuals,  groups and qualified pension plans.  The Company has  announced  its  intention to focus on its core  variable  annuity  business by exiting the  qualified pension plan market and limiting its variable  life  insurance  offerings to single  premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia  Vida"),  which is a life insurance company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of approximately  $4,179,000 and $4,402,000 as of December 31, 2001,
         and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has invested in the Skandia  Vida  operations with the  expectation  of  generating  profits from  long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of approximately $2,619,000, $2,540,000 and $2,523,000 in 2001, 2000 and 1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity  with  accounting  principles generally  accepted in the United States ("U.S.  GAAP").  Intercompany  transactions and balances between the Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133, "Accounting for
                  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS  133").
                  Derivative  instruments held by the Company consist of equity option contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits  ("GMDB").  These  derivative  instruments are carried at fair value.  Realized and unrealized  gains and losses are reported in the  Consolidated  Statement of Income,  consistent with the item being hedged,  as a component of return  credited to  contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective  April 1, 2001, the Company  adopted the Emerging  Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest  Income and  Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial  Assets."
                  Under the consensus,  investors in certain asset-backed  securities are required to record changes in their estimated yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value. If the fair value of the  asset-backed  security has declined below its carrying  amount and the decline is determined to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue 99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001, the Financial Accounting  Standards Board ("FASB") issued Statement of Financial Accounting  Standards.
                  No. 142  "Accounting  for Goodwill  and  Intangible  Assets."  ("SFAS  142").  Under the new  standard,  goodwill and intangible  assets  deemed to have  indefinite  lives  will no  longer be  amortized  but will be  subject  to annual impairment  tests in accordance  with the new standard.  Other  intangible  assets will continue to be amortized over their useful lives.

                  The Company will apply the new rules on the  accounting  for goodwill and other  intangible  assets  beginning in the first quarter of 2002. The Company is still assessing the impact of the new standard,  however,  the adoption of SFAS
                  142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity  investments as  available-for-sale  and, as such,  they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation plan (see Note 13)
                  as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments  are  determined by the specific  identification  method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments which consist of equity option contracts for risk management  purposes,  and not for trading or  speculation.  The Company  economically  hedges the GMDB  exposure  associated  with market value fluctuations.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on criteria  described in SFAS 133, the Company's hedges do not qualify as "effective"  hedges and,  therefore, hedge accounting may not be applied.  Accordingly,  the derivative investments are carried at fair value with changes in unrealized  gains and losses being recorded in income.  As such, both realized and unrealized gains and losses are reported in the Consolidated  Statements of Income,  consistent with the item being hedged,  as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities  with active markets are based on quoted market prices.  For fixed  maturities  that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents (cost)  approximates fair value due to the short-term nature of these investments.

                  The carrying value of short-term  borrowings  (cost)  approximates  fair value due to the short-term  nature of these liabilities.

                  Fair values of certain  financial  instruments,  such as future fees payable to ASI and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and reflected at the purchase price of $6,000,000  less accumulated amortization.  The cost of the licenses is being amortized on a straight-line basis over 40 years.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain  costs  associated  with  internal  use  software in  accordance  with the American
                  Institute  of  Certified  Public  Accountants  Statement  of  Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal  Use" ("SOP 98-1").  SOP 98-1,  which was adopted  prospectively  as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining internal use software.  Prior to the  adoption of SOP 98-1,  the Company  expensed all  internal  use  software  related  costs as incurred.  Details of the capitalized  software costs, which are included in fixed assets,  and related  amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is  included in the  consolidated  federal  income tax return  filed by Skandia  U.S.  Inc.  and its U.S.
                  subsidiaries.  In  accordance  with the tax sharing  agreement,  the federal  income tax  provision  is computed on a separate return basis as adjusted for consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover  the value of losses  utilized  by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred  income taxes reflect the net tax effects of temporary  differences  between the carrying  amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues  for variable  deferred  annuity  contracts  consist of charges  against  contractowner  account  values for mortality and expense risks,  administration  fees,  surrender  charges and an annual  maintenance  fee per contract.
                  Benefit reserves for variable annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee  income  from  mutual  fund  organizations  is  realized  based on assets  under management.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees.
                  Benefit  reserves for variable  immediate  annuity  contracts  represent  the account  value of the contracts and are included in the separate account  liabilities.  Revenues for market value adjusted fixed annuity contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner obligations,  all of which are included in return credited to  contractowners.  Benefit  reserves for these contracts represent  the  account  value  of the  contracts,  and are  included  in the  general  account  reserve  for  future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate  annuity and fixed  supplementary  contracts without life  contingencies  consist of net investment income.  Revenues for fixed immediate annuity contracts with life contingencies  consist of single premium payments  recognized as annuity  considerations  when  received.  Benefit  reserves for these  contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable life insurance contracts consist of charges against  contractowner account values for mortality and expense risk fees,  administration  fees, cost of insurance fees, taxes and surrender charges.  Certain contracts also include  charges  against  premium to pay state premium  taxes.  Benefit  reserves for variable  life  insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are  primarily  related to the  production of new business, are being deferred,  net of reinsurance.  These costs include  commissions,  costs of contract issuance,  and certain selling  expenses  that vary with  production.  These costs are being  amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset  based  fees and  mortality  and  expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance  under modified  co-insurance  arrangements.  These  reinsurance  arrangements  provide additional  capacity for growth in supporting the cash flow strain from the Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company  reinsured its exposure to market  fluctuations  associated  with its GMDB liability in the first half of
                  1999.  Under this  reinsurance  agreement,  the Company ceded premiums of  approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in
                  1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets and  liabilities  in Separate  Accounts are included as separate  captions in the  consolidated  statements of financial  condition.  Separate Account assets consist  principally of long term bonds,  investments in mutual funds, short-term  securities and cash and cash  equivalents,  all of which are carried at fair value.  The  investments are managed predominately through the Company's investment advisory affiliate,

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American  Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various  fund  managers as  sub-advisors.  The remaining  investments are managed by independent  investment  firms. The  contractowner  has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual  funds.  The  investment  risk on the variable portion of a contract is borne by the contractowner.  Fixed options with minimum  guaranteed  interest rates are also  available.  The Company  bears the credit risk  associated  with the  investments  that support these fixed options.

                  Included in Separate Account liabilities are reserves of approximately  $1,092,944,000 and $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  relating to annuity  contracts for which the  contractowner  is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000 and $1,059,987,000 at December 31, 2001 and
                  2000, respectively,  consisting of long term bonds, short-term securities, transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations, pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity  with U.S. GAAP requires that  management  make estimates and assumptions  that affect the reported  amount of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses  during the  reporting  period.  The more  significant  estimates  and assumptions are related to deferred  acquisition  costs and involve policy lapses,  investment return and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other  comprehensive  (loss) income is shown net of tax (benefit) expense of approximately  ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized cost,  gross  unrealized gains and losses and estimated fair value of fixed maturities and investments in equity securities  as of  December  31,  2001 and 2000 are shown  below.  All  securities  held at  December  31,  2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The  amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December  31, 2001 are shown  below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed  maturities  during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000  and
         $32,196,000,  respectively.  Proceeds from maturities  during 2001, 2000 and 1999 were  approximately  $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at
         December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was  different  from the amount  computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss carryforwards, totaling approximately $41,063,000 at December 31, 2001, will expire in 2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating costs  (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),  an affiliated company.  The
         Company  has also  charged  operating  costs to several of its  affiliates.  The total cost to the Company for these items was approximately  $6,179,000,  $13,974,000 and $11,136,000 in 2001, 2000 and 1999, respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999,  the Company was  reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business  through an investment  firm where ASM serves as an introducing  broker dealer.  Under this  agreement,  the expenses reimbursed  were  approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999,  respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to  receive a portion  of future  fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds  from the  transfers  have been recorded as a liability  and are being  amortized  over the  remaining  surrender charge  period of the  designated  contracts  using the  interest  method.  The Company did not  transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In  connection  with  these  transactions,  ASI,  through  special  purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights transferred provide for ASI to receive a percentage (60%, 80% or 100%
         depending  on the  underlying  commission  option) of future  mortality  and expense  charges and  contingent  deferred  sales charges,  after reinsurance,  expected to be realized over the remaining  surrender charge period of the designated  contracts
         (generally 6 to 8 years).

         Payments,  representing  fees  and  charges  in  the  aggregate  amount,  of  approximately  $207,731,000,   $219,454,000  and
         $131,420,000  were  made  by  the  Company  to  ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and $52,840,000 has been included in the statement of income for 2001, 2000 and1999, respectively.

         The  Commissioner  of the State of  Connecticut  has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  leases office space under a lease  agreement  established  in 1989 with ASIST.  The Company  entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001, 2000 and 1999 was approximately  $8,404,000,  $6,593,000 and $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company  maintains  cash,  bonds and notes on deposit with  various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and  $4,636,000  as of
         December 31, 2001 and 2000,  respectively.  These deposits are required to be maintained for the protection of  contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at  December  31,  2001 and 2000,
         respectively.

         The Company incurred statutory basis net losses for 2001 of approximately  $121,957,000 due primarily to significant  declines in the equity  markets  during the year as well as increased  levels of  operating  expenses  relative to revenues.  Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under various state insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state insurance  department is subject to restrictions  relating to statutory surplus and net gain from operations.  At
         December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase the par value of its capital  stock from $80 per share to $100 per share in order to comply  with  minimum  capital  levels as  required by the  California  Department  of
         Insurance.  This transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis  financial  statements in accordance  with  accounting  practices  prescribed by the
         State of Connecticut  Insurance  Department.  Prescribed  statutory  accounting practices include publications of the National
         Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

         The NAIC adopted the  Codification of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the Company has made the necessary changes in its statutory  accounting and reporting required for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit recorded  directly in statutory  surplus of approximately $12,047,000.

         In addition,  during 2001, based on a recommendation from the State of Connecticut Insurance  Department,  the Company changed its statutory  method of  accounting  for its liability  associated  with  securitized  variable  annuity fees.  Under the new method of  accounting,  the liability for  securitized  fees is established  consistent  with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory  liability at any valuation  date being equal to the  Commissioners  Annuity  Reserve  Valuation  Method  (CARVM)  offset  related to the securitized  contracts.  The impact of this change in  accounting,  representing  the  difference in the liability  calculated under the old  method  versus  the new  method as of  January  1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan,  the Company  provides a
         50% match on employees'  contributions up to 6% of an employee's  salary (for an aggregate match of up to 3% of the employee's salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and certain of its affiliates.  Company  contributions to this plan on behalf of the participants were approximately  $2,738,000,  $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The Company has a deferred  compensation  plan,  which is available to the field marketing staff and certain other  employees.
         Company contributions to this plan on behalf of the participants were approximately  $345,000,  $399,000 and $193,000 in 2001,
         2000 and 1999, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The  Company  and  certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers  and other  personnel.  The Company and  certain  affiliates  also have a profit  sharing  program,  which benefits all employees  below the officer level.  These  programs  consist of multiple  plans with new plans  instituted  each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to  receive  any  payments  under  the  programs.  The  accrued  liability  representing  the  value of these  units was approximately  $13,645,000  and  $31,632,000  as of December 31, 2001 and 2000,  respectively.  Payments  under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The  Company  cedes  insurance  to other  insurers in order to limit its risk  exposure.  Such  transfer  does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their obligation could result in losses to the
         Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL covering certain  contracts issued since
         January  1996.  The impact of this  treaty to the  Company was a pre tax loss of  approximately  $4,917,000  in 2001 and pre tax income  of  approximately  $7,067,453  in 2000.  At  December  31,  2001 and 2000,  approximately  $12,983,000  and  $6,109,000, respectively, was payable to SICL under this agreement.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus  notes to ASI in exchange  for cash.  Surplus  notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -          732          738
         March 28, 1994              7.90%               -             -             -          794          801
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         December 28, 1994           9.78%               -             -             -            -        1,308
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated  September 30, 1994, for  $15,000,000  was repaid.  On December 27, 2000,  surplus notes for $10,000,000,  dated February 18, 1994, and $10,000,000,  dated March 28, 1994, were repaid.  On December 10, 1999, a surplus note, dated December 28, 1994, for $14,000,000 was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal for these notes is subject to certain  conditions  and require  approval by the
         Insurance  Commissioner  of the  State  of  Connecticut.  At  December  31,  2001  and  2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The  Company had a  $10,000,000  short-term  loan  payable to ASI at  December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the
         Company was  approximately  $522,000,  $687,000 and $585,000 in 2001, 2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender  charges  ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22,  2001,  and  December 3, 2001,  the  Company  announced  separate  plans to reduce  expenses to better  align its operating  infrastructure  with the current investment market  environment.  As part of the two plans, the Company's workforce was  reduced by  approximately  140  positions  and 115  positions,  respectively,  affecting  substantially  all areas of the
         Company.  Estimated pre-tax severance  benefits of approximately  $8,500,000 have been charged against 2001 operations related to these  reductions.  These  charges  have  been  reported  in the  Consolidated  Statements  of  Income  as a  component  of
         Underwriting,  Acquisition  and Other  Insurance  Expenses.  As of December 31, 2001, the remaining  restructuring  liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not  involved in any legal  proceedings  outside of the ordinary  course of its business  operations.  The Company is involved in pending and  threatened  legal  proceedings  in the  ordinary  course of its business  operations.  While the outcome of these legal  proceedings  cannot be determined at this time,  after  consideration of the defenses  available to the Company,  applicable  insurance coverage and any related reserves  established,  these legal proceedings are not expected to result in liability for amounts material to the financial  condition of the Company,  although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent years,  in order to complete the array of products  offered by the Company and its affiliates to meet a wide variety of financial planning,  the Company developed variable life insurance and qualified  retirement plan annuity products.  Assets under  management  and sales for products  other than  variable  annuities  have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information," and the
         Company  does not  anticipate  that they will do so in the  future  due to a change in the  Company's  strategy.  On March 15,
         2002,  the Company  announced  that it will no longer  accept new  business  for the funding of  qualified  retirement  plans, effective  July 31, 2002 and will not accept  applications  for it's flexible  premium  variable  insurance  products that are signed  after  April 1, 2002 or  received  after  April 15,  2002.  The  Company  intends  to  continue  to accept  additional contributions  to existing  qualified  plans,  to service and accept  additional  premiums for its existing  flexible  premium variable insurance contracts, and to continue to offer and sell its single premium variable life insurance products.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31,  2001,  June 30, 2001 and  September  30,  2001,  the Company had  reported  investment
              performance   associated  with  its  derivatives  as  net  investment   income.   The  above   presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

B-9

                                 Appendix B - Condensed Financial Information About Separate Account B

Separate  Account B  consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or  mutual  fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for Units in each of the
Sub-accounts of Separate  Account B that are being offered  pursuant to this  Prospectus;  and (b) the number of Units  outstanding for each  such  Sub-account  as of the  dates  shown.  The  year in  which  operations  commenced  in each  such  Sub-account  is  noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular calendar year, the Unit Price as of the end of the period  reflects only the partial year results from the  commencement  of operations  until December 31st of the  applicable  year. The portfolios  in which a particular  Sub-account  invests may or may not have  commenced  operations  prior to the date such  Sub-account commenced  operations.  The  initial  offering  price  for each  Sub-account  was  $10.00.  Unit  Prices  and Units  are  provided  for sub-accounts that commenced operations prior to January 1, 2002.

Beginning  November 18, 2002,  multiple Unit Prices will be calculated for each  Sub-account of Separate Account B to reflect the daily charge  deducted  for each  combination  of the  applicable  Insurance  Charge,  and the charge for any  optional  benefit  that may be available under this Annuity.

                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------------------
AST Strong
International Equity 1
(1989)
Unit Price                    $24.28        31.88       43.99      27.18      22.95      19.70       18.23      16.80      16.60     12.37
Number of Units           17,388,860   19,112,622  16,903,883 17,748,560 17,534,233 17,220,688  14,393,137 14,043,215  9,063,464 1,948,773
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                    $13.54        17.96       24.16      13.41      11.70          -           -          -          -         -
Number of Units           40,507,419   57,327,711  61,117,418 43,711,763 21,405,891          -           -          -          -         -
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth 2
(1997)
Unit Price                    $12.85        17.92       21.66      13.30      11.35          -           -          -          -         -
Number of Units           37,487,425   17,007,352   6,855,601  5,670,336  2,857,188          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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AST DeAM
International Equity 3
(1994)
Unit Price                    $10.77        16.12       23.45      12.54      11.46      11.39       10.23          -          -         -
Number of Units           13,627,264   16,245,805   8,818,599  9,207,623  9,988,104  9,922,698   2,601,283          -          -         -
                                                                                                                                 ----------
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AST MFS Global
Equity
(1999)
Unit Price                     $8.94        10.08       11.01          -          -          -           -          -          -         -
Number of Units            5,806,567    2,803,013     116,756          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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AST PBHG Small-Cap
Growth 4
(1994)
Unit Price                    $19.84        21.51       42.08      17.64      17.28      16.54       13.97      10.69          -         -
Number of Units           23,048,821   25,535,093  32,134,969 15,003,001 14,662,728 12,282,211   6,076,373  2,575,105          -         -
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AST DeAM Small-
Cap Growth 5
(1999)
Unit Price                     $8.46        11.98       15.37          -          -          -           -          -          -         -
Number of Units           60,703,791   63,621,279  53,349,003          -          -          -           -          -          -         -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth
(2000)
Unit Price                     $7.10         9.08           -          -          -          -           -          -          -         -
Number of Units            6,499,066      196,575           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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AST Goldman Sachs
Small-Cap Value 6
(1998)
Unit Price                    $15.12        13.95       10.57       9.85          -          -           -          -          -         -
Number of Units           26,220,860   15,193,053   6,597,544  4,081,870          -          -           -          -          -         -
                                                                                                                                 ----------
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AST Gabelli Small-Cap
Value 7
(1997)
Unit Price                    $14.08        13.35       11.11      11.20      12.70          -           -          -          -         -
Number of Units           35,483,530   23,298,524  21,340,168 24,700,211 14,612,510          -           -          -          -         -
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AST Janus Mid-Cap
Growth
(2000)
Unit Price                     $3.88         6.58           -          -          -          -           -          -          -         -
Number of Units           17,045,776    9,426,102           -          -          -          -           -          -          -         -
                                                                                                                                 ----------
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AST Neuberger
Berman
Mid-Cap Growth 8
(1994)
Unit Price                    $18.95        25.90       28.58      19.15      16.10      13.99       12.20       9.94          -         -
Number of Units           25,717,164   26,517,850  13,460,525 13,389,289 11,293,799  9,563,858   3,658,836    301,267          -         -
                                                                                                                                 ----------
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AST Neuberger
Berman
Mid-Cap Value 9
(1993)
Unit Price                    $20.16        21.09       16.78      16.10      16.72      13.41       12.20       9.81      10.69         -
Number of Units           47,298,313   44,558,699  37,864,586 16,410,121 11,745,440  9,062,152   8,642,186  7,177,232  5,390,887         -
                                                                                                                                 ----------
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AST Alger All-Cap
Growth
(2000)
Unit Price                     $5.54         6.74           -          -          -          -           -          -          -         -
Number of Units          125,442,916   28,229,631           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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AST Gabelli All-Cap
Value
(2000)
Unit Price                     $9.71        10.06           -          -          -          -           -          -          -         -
Number of Units           14,934,570    1,273,094           -          -          -          -           -          -          -         -
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AST T. Rowe Price
Natural Resources
(1995)
Unit Price                    $19.71        19.86       15.88      12.57      14.46      14.19       11.01          -          -         -
Number of Units            6,565,088    6,520,983   6,201,327  5,697,453  7,550,076  6,061,852     808,605          -          -         -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
                                                                                                                                 ----------
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AST Alliance
Growth 10
(1996)
Unit Price                    $14.61        17.38       20.44      15.48      12.33      10.89           -          -          -         -
Number of Units           29,478,257   25,796,792  17,059,819 19,009,242 18,736,994  4,324,161           -          -          -         -
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AST MFS Growth
(1999)
Unit Price                     $8.02        10.38       11.27          -          -          -           -          -          -         -
Number of Units          117,716,242    7,515,486     409,467          -          -          -           -          -          -         -
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                                                                                                                                 ----------
AST Marsico Capital
Growth
(1997)
Unit Price                    $13.74        17.81       21.06      14.00      10.03          -           -          -          -         -
Number of Units           85,895,802   94,627,691  78,684,943 40,757,449    714,309          -           -          -          -         -
                                                                                                                                 ----------
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AST JanCap Growth
(1992)
Unit Price                    $27.71        41.14       60.44      39.54      23.83      18.79       14.85      10.91      11.59     10.51
Number of Units           84,116,221   99,250,773  94,850,623 80,631,598 62,486,302 46,779,164  28,662,737 22,354,170 13,603,637 1,476,139
                                                                                                                                 ----------
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AST DeAM Large-Cap
Value 11
(2000)
Unit Price                     $9.15         9.82           -          -          -          -           -          -          -         -
Number of Units            4,575,558      586,058           -          -          -          -           -          -          -         -
                                                                                                                                 ----------
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AST Alliance/Bernstein
Growth + Value 12
(2001)
Unit Price                     $9.63            -           -          -          -          -           -          -          -         -
Number of Units            3,351,836            -           -          -          -          -           -          -          -         -
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AST Sanford Bernstein
Core Value 12
(2001)
Unit Price                    $10.04            -           -          -          -          -           -          -          -         -
Number of Units            4,207,869            -           -          -          -          -           -          -          -         -
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AST Cohen & Steers
Realty
(1998)
Unit Price                    $10.54        10.39        8.35       8.28          -          -           -          -          -         -
Number of Units           12,268,426   11,891,188   6,224,365  3,771,461          -          -           -          -          -         -
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AST Sanford Bernstein
Managed Index 500 13
(1998)
Unit Price                    $12.03        13.55       15.08      12.61          -          -           -          -          -         -
Number of Units           48,018,721   48,835,089  39,825,951 22,421,754          -          -           -          -          -         -
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AST American Century
Income & Growth 14
(1997)
Unit Price                    $12.86        14.24       16.19      13.35      12.06          -           -          -          -         -
Number of Units           27,386,278   32,388,202  21,361,995 13,845,190  9,523,815          -           -          -          -         -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
                                                                                                                                 ----------
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AST Alliance Growth
and Income 15
(1992)
Unit Price                    $28.18        28.72       27.60      24.11      21.74      17.79       15.22      11.98      11.88     10.60
Number of Units           63,123,316   53,536,296  52,766,579 47,979,349 42,197,002 28,937,085  18,411,759  7,479,449  4,058,228   956,949
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                                                                                                                                 ----------
AST MFS Growth with
Income
(1999)
Unit Price                     $8.64        10.36       10.49          -          -          -           -          -          -         -
Number of Units           11,896,688    6,937,627     741,323          -          -          -           -          -          -         -
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                                                                                                                                 ----------
AST INVESCO Capital
Income 16
(1994)
Unit Price                    $19.84        22.01       21.31      19.34      17.31      14.23       12.33       9.61          -         -
Number of Units           48,595,962   50,171,495  46,660,160 40,994,187 33,420,274 23,592,226  13,883,712  6,633,333          -         -
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AST DeAM Global
Allocation 17
(1993)
Unit Price                    $17.39        19.98       21.19      17.78      15.98      13.70       12.49      10.34      10.47         -
Number of Units           26,641,422   30,290,413  23,102,272 22,634,344 22,109,373 20,691,852  20,163,848 13,986,604  8,743,758         -
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                                                                                                                                 ----------
AST American Century
Strategic Balanced
(1997)
Unit Price                    $13.50        14.23       14.90      13.37      11.18          -           -          -          -         -
Number of Units           14,369,895   14,498,180  13,944,535  6,714,065  2,560,866          -           -          -          -         -
                                                                                                                                 ----------
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AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                    $18.15        19.33       19.70      18.12      15.53      13.30       11.92       9.80          -         -
Number of Units           17,579,107   19,704,198  22,002,028 18,469,315 13,524,781  8,863,840   4,868,956  2,320,063          -         -
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AST T. Rowe Price
Global Bond 18
(1994)
Unit Price                    $10.62        10.49       10.69      11.82      10.45      10.98       10.51       9.59          -         -
Number of Units            9,668,062   11,219,503  12,533,037 12,007,692 12,089,872  8,667,712   4,186,695  1,562,364          -         -
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AST Federated High
Yield
(1994)
Unit Price                    $12.64        12.80       14.38      14.30      14.13      12.62       11.27       9.56          -         -
Number of Units           39,130,467   36,914,825  41,588,401 40,170,144 29,663,242 15,460,522   6,915,158  2,106,791          -         -
                                                                                                                                 ----------
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AST Lord Abbett
Bond-Debenture
(2000)
Unit Price                    $10.28        10.12           -          -          -          -           -          -          -         -
Number of Units            5,506,982      650,253           -          -          -          -           -          -          -         -
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AST PIMCO Total
Return Bond
(1994)
Unit Price                    $15.46        14.40       13.09      13.43      12.44      11.48       11.26       9.61          -         -
Number of Units           99,028,465   82,545,240  73,530,507 64,224,618 44,098,036 29,921,643  19,061,840  4,577,708          -         -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                    $13.61        12.79       11.96      11.73      11.26      10.62       10.37          -          -         -
Number of Units           42,410,807   31,046,956  32,560,943 28,863,932 25,008,310 18,894,375  15,058,644          -          -         -
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AST Money Market
(1992)
Unit Price                    $13.24        12.94       12.38      12.00      11.57      11.16       10.77      10.35      10.12     10.01
Number of Units          184,612,059  172,493,206 187,609,708 75,855,442 66,869,998 42,435,169  30,564,442 27,491,389 11,422,783   457,872

The Montgomery
Variable Series - MV
Emerging Markets
(1996)
Unit Price                     $6.50         7.09       10.06       6.19      10.05      10.25           -          -          -         -
Number of Units           14,095,135   12,899,472  12,060,036 10,534,383 10,371,104  2,360,940           -          -          -         -

Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                     $8.83         9.56        9.17       9.53         -           -          -           -          -         -
Number of Units            3,705,869    4,442,888   2,826,839  1,148,849         -           -          -           -          -         -
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Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                     $9.37        10.05        9.96          -          -          -           -          -          -         -
Number of Units            1,019,937      502,986     136,006          -          -          -           -          -          -         -

Rydex Variable Trust
-
Nova
(1999)                         $6.41         8.50       10.82          -          -          -           -          -          -         -
Unit Price                 3,990,618   14,799,352   5,474,129          -          -          -           -          -          -         -
Number of Units
-------------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
Ursa
(1999)                        $12.05        10.62        9.28          -          -          -           -          -          -         -
Unit Price                   351,487    2,269,599   1,803,669          -          -          -           -          -          -         -
Number of Units
-------------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
OTC
(1999)                         $6.65        10.40       17.07          -          -          -           -          -          -         -
Unit Price                15,866,046   32,179,793  18,520,440          -          -          -           -          -          -         -
Number of Units

INVESCO VIF -
Dynamics
(1999)
Unit Price                     $8.98        13.23       13.91          -          -          -           -          -          -         -
Number of Units           13,391,660   11,409,827   2,022,585          -          -          -           -          -          -         -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                     $6.66        12.48       16.52          -          -          -           -          -          -         -
Number of Units           26,652,622   29,491,113   4,622,242          -          -          -           -          -          -         -
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INVESCO VIF -
Health Sciences
(1999)
Unit Price                    $12.58        14.59       11.34          -          -          -           -          -          -         -
Number of Units           17,419,141   19,381,405     786,518          -          -          -           -          -          -         -
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INVESCO VIF -
Financial Services
(1999)
Unit Price                    $12.48        14.04       11.41          -          -          -           -          -          -         -
Number of Units           11,612,048   14,091,636     759,104          -          -          -           -          -          -         -
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INVESCO VIF -
Telecommunications
(1999)
Unit Price                     $5.01        11.05       15.17          -          -          -           -          -          -         -
Number of Units           13,553,158   17,856,118   4,184,526          -          -          -           -          -          -         -

Evergreen VA - Global
Leaders
(1999)
Unit Price                     $9.00        10.55       11.72          -          -          -           -          -          -         -
Number of Units            1,520,376      887,758      23,101          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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Evergreen VA -
Special Equity
(1999)
Unit Price                     $9.98        11.01       12.19          -          -          -           -          -          -         -
Number of Units            2,540,062    1,731,145     152,342          -          -          -           -          -          -         -
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Evergreen VA - Omega
(2000)
Unit Price                     $6.71         7.98           -          -          -          -           -          -          -         -
Number of Units            2,585,848    1,637,475           -          -          -          -           -          -          -         -

ProFund VP -
Europe 30
(1999)
Unit Price                     $7.87        10.52       12.24          -          -          -           -          -          -         -
Number of Units            5,711,763    2,327,562     273,963          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
UltraSmall-Cap 19
(1999)
Unit Price                     $8.37         9.18       11.96          -          -          -           -          -          -         -
Number of Units           10,010,482    3,258,574     813,904          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -OTC 20
(2001)
Unit Price                     $5.77            -           -          -          -          -           -          -          -         -
Number of Units           11,681,189            -           -          -          -          -           -          -          -         -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                     $1.91         6.19       23.58          -          -          -           -          -          -         -
Number of Units           50,124,696   17,597,528   2,906,024          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Bear 20
(2001)
Unit Price                    $11.54            -           -          -          -          -           -          -          -         -
Number of Units            3,059,897            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Bull Plus 20
(2001)
Unit Price                     $7.47            -           -          -          -          -           -          -          -         -
Number of Units            7,628,819            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Biotechnology 20
(2001)
Unit Price                     $8.37            -           -          -          -          -           -          -          -         -
Number of Units            5,093,235            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP - Energy 20
(2001)
Unit Price                     $9.19            -           -          -          -          -           -          -          -         -
Number of Units            2,299,149            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Financial 20
(2001)
Unit Price                     $9.22            -           -          -          -          -           -          -          -         -
Number of Units            2,154,106            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Healthcare 20
(2001)
Unit Price                     $9.35            -           -          -          -          -           -          -          -         -
Number of Units            3,489,097            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Real Estate 20
(2001)
Unit Price                    $10.76            -           -          -          -          -           -          -          -         -
Number of Units            3,592,834            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Technology 20
(2001)
Unit Price                     $5.91            -           -          -          -          -           -          -          -         -
Number of Units            2,524,295            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Telecommunications 20
(2001)
Unit Price                     $7.10            -           -          -          -          -           -          -          -         -
Number of Units              583,065            -           -          -          -          -           -          -          -         -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Utilities 20
(2001)
Unit Price                     $8.12            -           -          -          -          -           -          -          -         -
Number of Units            1,589,344            -           -          -          -          -           -          -          -         -

First Trust(R)10
Uncommon Values
(2000)
Unit Price                     $4.72         7.43           -          -          -          -           -          -          -         -
Number of Units            2,255,266    2,690,435           -          -          -          -           -          -          -         -

Prudential - SP
Jennison
International
Growth 21
(2001)
Unit Price                     $7.39            -           -          -          -          -           -          -          -         -
Number of Units              273,843            -           -          -          -          -           -          -          -         -
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1.       Effective  December 10, 2001,  Strong Capital  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM International  Equity." Between
     October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST
     Putnam  International  Equity." Prior to October 15, 1996,  Seligman  Henderson Co. served as  Sub-advisor of the Portfolio,  then named "Seligman Henderson International Equity Portfolio."
2.       This  Portfolio  reflects  the  addition of the net assets of the AST  American  Century  International  Growth  Portfolio  II
     ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
3.       Effective May 1, 2002,  Deutsche Asset Management,  Inc. became Sub-advisor of the Portfolio.  Prior to May 1, 2002,  Founders
     Asset  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport."  Prior to October 15, 1996,
     Seligman Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Small Cap Portfolio."
4.       Effective  September 17, 2001, Pilgrim Baxter & Associates,  Ltd. became Sub-advisor of the Portfolio.  Prior to September 17,
     2001,  Janus Capital  Corporation  served as  Sub-advisor  of the  Portfolio,  then named "AST Janus  Small-Cap  Growth." Prior to
     December  31,  1998,  Founders  Asset  Management,  LLC served as  Sub-advisor  of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
5.       Effective  December 10, 2001,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich  Scudder  Investments,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001, the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
6.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2001,  Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
7.       Effective  October 23, 2000, GAMCO  Investors,  Inc. became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T. Rowe
     Price Associates, Inc. served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price Small Company Value Portfolio."
8.       Effective May 1, 1998,  Neuberger Berman Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 1998, Berger
     Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
9.       Effective  May 1,  1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
10.      Effective May 1, 2000,  Alliance Capital Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and
     May 1, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST  Oppenheimer  Large-Cap  Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company Investment  Management,  L.P. served as Sub-advisor of the
     Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
11.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 2002,  Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
12.      These Portfolios commenced operations on May 1, 2001.
13.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000,  Bankers
     Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999,  American Century  Investment  Management,  Inc. became  Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam Investment Management,  Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value
     Growth & Income."
15.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1, 2000, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."
16.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.
17.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to May 1, 2002, A I M
     Capital Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and May
     3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Balanced." Prior to
     October 15, 1996, Phoenix Investment Counsel, Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix Balanced Asset
     Portfolio."
18.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was  changed  to the  "AST  T.  Rowe  Price  Global  Bond".  Effective  May 1,  1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1,  1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
19.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
20.      These Portfolios were first offered as Sub-accounts on January 22, 2001.
21.      This Portfolio was first offered as a Sub-account on April 15, 2001.

                                                   APPENDIX C-1: PSA PRIOR CONTRACT

---------------------------------------------------------------------------------------------------------------------------------------
Between  September,  1988 and May,  1994,  American  Skandia  issued a variable  annuity under the marketing  name  "LifeVest  Personal
Security  Annuity" or "PSA".  The contract is no longer being issued.  However,  we continue to accept  additional  Purchase  Payments.
Assets supporting the PSA contracts are maintained in Sub-accounts of Separate Account B.
---------------------------------------------------------------------------------------------------------------------------------------

The  principle  differences  between the American  Skandia  Advisors Plan or "ASAP"  contract  offered by this  Prospectus  and the PSA contract are described  below.  In addition,  while ASAP may be offered as either an individual  contract or as coverage  under a group annuity, PSA was only offered as an individual contract.

GLOSSARY OF TERMS
Some of the definitions used in the PSA contract are slightly different from the definitions used in ASAP contract.

The  definition  of "Account  Value" in this  Prospectus is the same as the  definition  of "Cash Value" in the former PSA  Prospectus, except for the  inclusion of  information  relating to fixed  investment  options that are not  available in the PSA  contracts and the reference to additional amounts applied to Purchase Payments.

The definition of "Issue Date" in this Prospectus is the same as the definition of "Contract Date" in the former PSA Prospectus.

The definition of "Purchase  Payment" in this Prospectus is not defined in the former PSA  prospectus,  but the term is the same as the term "premium" or "premium payment" that was used in the former PSA Prospectus.

The following defined terms in this Prospectus  relating to the Fixed Allocation are not applicable:  "Fixed  Allocation,  " "Guarantee
Period," "Interim Value," "MVA," and "Maturity Date."

The defined  term  "Owner" in this  Prospectus  clarifies  the meaning of that term in relation to group  annuity  sales.  This was not applicable to PSA.

INVESTMENT OPTIONS
The PSA contracts do not offer Fixed Allocations.  Therefore, any discussion of Fixed Allocations,  Market Value Adjustments,  Separate
Account D or any programs, definitions or features that relate to or refer to Fixed Allocations do not apply to PSA Owners.

FEES AND CHARGES
The  contingent  deferred  sales load for PSA originally was 6.0% for 6 years.  It  subsequently  was changed for PSA contracts  issued from May, 1991 (or later, if required by law) to:

                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           YEARS                1      2      3      4      5     6      7     8+
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           CHARGE (%)          7.0    6.0    5.0    4.0    3.0   2.0    1.0     0
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

The  Annual  Maintenance  Fee for PSA is $30,  which is  deducted  annually  to cover the cost of  maintaining  and  administering  the contracts.  Before  annuity  payments  commence,  this fee is deducted at the end of each contract  year or on  surrender,  if earlier.
During the annuitization  period, if a variable  annuitization  option is elected,  this fee is deducted from each Annuity payment on a pro-rata basis.

The administrative and maintenance fees for PSA are fixed and cannot be changed.

There is currently no "Transfer Fee"  applicable to the PSA contract,  however,  we reserve the right to charge up to the lesser of our actual costs in effecting  such  transfers or the maximum  allowed under state law for transfers in excess of 20 in any contract  year.
Currently, that maximum is $10.00 per transfer.

PURCHASING YOUR ANNUITY
The minimum initial purchase  payment for PSA is $5,000 and minimum  subsequent  payments are $1,000,  or less where required by law or regulation,  and may be paid at any time before the earlier of (1) the Annuity  Date,  and (2) the contract  anniversary  following the earlier of your or the Annuitant's 85th birthday.

Both the Owner and the  Annuitant,  if  different  from the  Owner,  must be less than 85 years of age on the Issue  Date under the PSA contract.

EXPENSE EXAMPLES
----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
----------------------------------------------------------------------------------------------------------------------------------------

The Expense Examples for the PSA contract are as follows:

                                       ---------------------------------------------- -------- ---------------------------------------
                                       If you surrender  your contract at the end of           If you do not surrender  your contract
                                       the  applicable  time  period,  you would pay           you would pay the  following  expenses
                                       the   following    expenses   on   a   $1,000           on a $1,000  investment,  assuming  5%
                                       investment,  assuming  5%  annual  return  on           annual return on assets:
                                       assets:
                                       ---------------------------------------------- -------- ---------------------------------------

After:                                                                                 After:
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Strong International Equity                 97        132       169        294               27         82        139        294
AST William Blair International Growth          97        132       169        294               27         82        139        294
AST American Century International Growth       98        136       176        308               28         86        146        308
AST DeAM International Equity                   97        133       171        298               27         83        141        298
AST MFS Global Equity                           99        139       182        320               29         89        152        320
AST PBHG Small-Cap Growth                       97        132       170        297               27         82        140        297
AST DeAM Small-Cap Growth                       97        132       170        297               27         82        140        297
AST Federated Aggressive Growth                 99        138       180        315               29         88        150        315
AST Goldman Sachs Small-Cap Value               97        133       171        298               27         83        141        298
AST Gabelli Small-Cap Value                     96        130       166        288               26         80        136        288
AST DeAM Small-Cap Value                        96        129       164        285               26         79        134        285
AST Goldman Sachs Mid-Cap Growth                98        135       174        304               28         85        144        304
AST Neuberger Berman Mid-Cap Growth             96        131       168        293               26         81        138        293
AST Neuberger Berman Mid-Cap Value              97        134       173        303               27         84        143        303
AST Alger All-Cap Growth                        97        133       172        300               27         83        142        300
AST Gabelli All-Cap Value                       97        133       172        300               27         83        142        300
AST T. Rowe Price Natural Resources             96        131       168        291               26         81        138        291
AST Alliance Growth                             97        132       169        294               27         82        139        294
AST MFS Growth                                  96        131       168        291               26         81        138        291
AST Marsico Capital Growth                      96        129       165        287               26         79        135        287
AST Goldman Sachs Concentrated Growth           95        128       163        282               25         78        133        282
AST DeAM Large-Cap Growth                       95        127       162        280               25         77        132        280
AST DeAM Large-Cap Value                        95        127       162        280               25         77        132        280
AST Alliance/Bernstein Growth + Value           99        138       180        315               29         88        150        315
AST Sanford Bernstein Core Value                97        132       170        296               27         82        140        296
AST Cohen & Steers Realty                       97        134       173        301               27         84        143        301
AST Sanford Bernstein Managed Index 500         93        121       151        258               23         71        121        258
AST American Century Income & Growth            95        126       159        275               25         76        129        275
AST Alliance Growth and Income                  95        126       159        275               25         76        129        275
AST MFS Growth with Income                      96        131       168        291               26         81        138        291
AST INVESCO Capital Income                      94        124       157        270               24         74        127        270
AST DeAM Global Allocation                      88        105       124        204               18         55         94        204
AST American Century Strategic Balanced         96        130       166        288               26         80        136        288
AST T. Rowe Price Asset Allocation              96        130       167        290               26         80        137        290
AST T. Rowe Price Global Bond                   96        130       166        288               26         80        136        288
AST Federated High Yield                        95        126       160        276               25         76        130        276
AST Lord Abbett Bond-Debenture                  96        130       167        290               26         80        137        290
AST DeAM Bond                                   94        125       158        273               24         75        128        273
AST PIMCO Total Return Bond                     93        121       152        260               23         71        122        260
AST PIMCO Limited Maturity Bond                 93        122       153        263               23         72        123        263
AST Money Market                                91        115       141        238               21         65        111        238

-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

After:                                                                                 After:
----------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
MV Emerging Markets                            102        148       196        346               32         98        166        346

WFVT Equity Value                               95        127       162        280               25         77        132        280
WFVT Equity Income                              95        127       162        280               25         77        132        280

Rydex Nova                                     100        141       185        325               30         91        155        325
Rydex Ursa                                     100        141       185        325               30         91        155        325
Rydex OTC                                      104        154       206        366               34         104       176        366

INVESCO VIF Dynamics                            96        130       166        288               26         80        136        288
INVESCO VIF Technology                          96        129       165        287               26         79        135        287
INVESCO VIF Health Sciences                     96        129       165        287               26         79        135        287
INVESCO VIF Financial Services                  96        129       165        287               26         79        135        287
INVESCO VIF Telecommunications                  96        130       167        290               26         80        137        290

Evergreen VA Global Leaders                     95        127       162        280               25         77        132        280
Evergreen VA Special Equity                     96        129       164        284               26         79        134        284
Evergreen VA Omega                              92        119       148        252               22         69        118        252

ProFund VP Europe 30                           104        154       206        366               34         104       176        366
ProFund VP Asia 30                             105        156       209        371               35         106       179        371
ProFund VP Japan                               105        156       209        371               35         106       179        371
ProFund VP Banks                               105        157       211        375               35         107       181        375
ProFund VP Basic Materials                     105        157       211        375               35         107       181        375
ProFund VP Biotechnology                       105        157       211        375               35         107       181        375
ProFund VP Consumer Cyclical                   105        157       211        375               35         107       181        375
ProFund VP Consumer Non-Cyclical               105        157       211        375               35         107       181        375
ProFund VP Energy                              105        157       211        375               35         107       181        375
ProFund VP Financial                           105        157       211        375               35         107       181        375
ProFund VP Healthcare                          105        157       211        375               35         107       181        375
ProFund VP Industrial                          105        157       211        375               35         107       181        375
ProFund VP Internet                            105        157       211        375               35         107       181        375
ProFund VP Pharmaceuticals                     105        157       211        375               35         107       181        375
ProFund VP Precious Metals                     105        157       211        375               35         107       181        375
ProFund VP Real Estate                         105        157       211        375               35         107       181        375
ProFund VP Semiconductor                       105        157       211        375               35         107       181        375
ProFund VP Technology                          105        157       211        375               35         107       181        375
ProFund VP Telecommunications                  105        157       211        375               35         107       181        375
ProFund VP Utilities                           105        157       211        375               35         107       181        375
ProFund VP Bull                                105        157       211        375               35         107       181        375
ProFund VP Bear                                104        154       206        366               34         104       176        366
ProFund VP Bull Plus                           105        156       209        371               35         106       179        371
ProFund VP OTC                                 105        156       209        370               35         106       179        370
ProFund VP Short OTC                           105        156       209        371               35         106       179        371
ProFund VP UltraOTC                            105        156       209        371               35         106       179        371
ProFund VP Mid-Cap Value                       105        157       211        375               35         107       181        375
ProFund VP Mid-Cap Growth                      105        157       211        375               35         107       181        375
ProFund VP UltraMid-Cap                        105        157       211        375               35         107       181        375
ProFund VP Small-Cap Value                     105        157       211        375               35         107       181        375
ProFund VP Small-Cap Growth                    105        157       211        375               35         107       181        375
ProFund VP UltraSmall-Cap                      105        157       211        375               35         107       181        375
ProFund VP U.S. Government Plus                102        148       197        349               32         98        167        349
ProFund VP Rising Rates Opportunity            105        156       209        371               35         106       179        371

First Trust(R)10 Uncommon Values                 99        139       181        318               29         89        151        318

SP Jennison International Growth               102        147       194        343               32         97        164        343
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

MANAGING YOUR ACCOUNT VALUE
THE FOLLOWING SECTION IS ADDED:
Additional Amounts on Qualifying Purchase Payments (formerly referred to as "Breakpoints")
Under certain  circumstances  we may credit  Additional  Amounts to your Annuity if you submit a large  initial or subsequent  Purchase
Payment.  Each Purchase Payment must qualify  separately to receive any Additional  Amounts.  As of the date of this  Prospectus,  such
Additional  Amounts are currently  being  offered.  However,  we may modify,  suspend or terminate this program at any time at our sole discretion.  Any Additional Amounts are provided from our general account.

Additional  Amounts are payable as a percentage of the qualifying  Purchase  Payment made to your Annuity  according to the breakpoints shown below:

                          ----------------------------------------------- ---------------------------
                                         Purchase Payment                     Additional Amount*
                          ----------------------------------------------- ---------------------------
                          ----------------------------------------------- ---------------------------
                          At least $500,000 but less than $1,000,000                1.25%
                          ----------------------------------------------- ---------------------------
                          ----------------------------------------------- ---------------------------
                          Between $1,000,000  and $4,999,999                        3.00%
                          ----------------------------------------------- ---------------------------
                          ----------------------------------------------- ---------------------------
                          $5,000,000 or greater                                     3.75%
                          ----------------------------------------------- ---------------------------
                           * as a percentage of the Purchase Payment.

Additional Amounts are not offered on Purchase Payments of less than $500,000.

How are Additional Amounts applied to my Account Value?
Any  Additional  Amounts are allocated to your Account  Value at the time the  qualifying  Purchase  Payment is applied to your Account
Value.  Additional Amounts are allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Special Treatment of Additional Amounts
|X|      Any  Additional  Amounts  applied to your Annuity can be  recovered  by American  Skandia.  If you elect to  "free-look"  your
     Annuity, the amount returned to you will not include any Additional Amounts.
|X|      We do not consider Additional Amounts to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw  any  Additional  Amounts  under the Free  Withdrawal  provision  without  assessment  of the  contingent deferred sales charge  (see "Can I make withdrawal from my Annuity without a CDSC?").

Additional Amounts applied to estimated Purchase Payments
Under certain  circumstances,  we may consider two or more separate  Purchase  Payments as if they had been  submitted at the same time when  determining the percentage to apply based on the breakpoints  described  above. To make use of this procedure,  often referred to as a "letter of intent",  you must provide evidence of your intention to submit the cumulative  additional  Purchase  Payments within a
13-month  period.  A letter  of intent  must be  provided  to us prior to the Issue  Date to be  effective.  Acceptance  of a letter of intent is at our sole discretion and may be subject to restrictions as to the minimum initial  Purchase  Payment that must be submitted to receive the next higher breakpoint.

Failure  to inform us that you  intend to submit  two or more  large  Purchase  Payments  within a  13-month  period may result in your
Annuity being credited no Additional Amounts or fewer Additional Amounts than would otherwise be credited to your Annuity.

If you submit a letter of intent and receive Additional Amounts that otherwise would not have applied BUT do not submit the required
Purchase Payments during the 13-month period as required by your letter of intent, we may recover any Additional Amounts pro-rata from the investment options based on your Account Values as of the date we act to recover the Additional Amounts.  If the amount of the recovery exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

Balanced Investment Program
The section  entitled "Do you offer programs  designed to guarantee a "Return of Premium" at a future date?"  (formerly  referred to as
Balanced Investment Program") is not available under PSA.

ACCESS TO ACCOUNT VALUE

Partial Surrenders
The minimum amount of any partial surrender (partial withdrawal) under a PSA contract is $500.

THE FOLLOWING SECTION IS ADDED:
WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law,  you may request to surrender  your  Annuity  prior to the Annuity Date without  application  of any CDSC upon occurrence of a medically-related "Contingency Event".  The amount payable will be your Account Value.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time; and
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us.

For contracts issued before May 1, 1996 a "Contingency Event" occurs if the Annuitant is:
|X|      first  confined in a "Medical  Care  Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

For contracts  issued on or after May 1, 1996,  and where allowed by law, the Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the "Contingency Event" described above in order to qualify for a medically-related surrender.

The  definitions  of "Medical Care  Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

ANNUITY OPTIONS/ANNUITY PAYMENTS
The section  referred to as "Annuity  Payments" in the ASAP  Prospectus  is similar to the section  entitled  "Annuity  Options" in the prior PSA  prospectus  except as follows:  1) the term "key life" in the ASAP  Prospectus  is the same as the term "payee" in the prior
PSA  Prospectus;  2) the amount of the first monthly  payment per $1,000 of value  obtained  from the annuity  tables which are derived from the 1983a Individual  Annuity  Mortality Table with ages set back one year for males and two years for females and with an assumed interest rate of 4% per annum;  and 3) a variable annuity option is available,  and if it is selected,  the amount of the first monthly annuity  payment,  as described above, is divided by the Unit Price(s) for the appropriate  Sub-account(s)  as of the close of business on the fifth  business  day  preceding  the  Annuity  Date in order to  determine  the  number of  Annuity  Units for each  Sub-account represented by the first payment.

DEATH BENEFITS
The death  benefit for PSA is the greater of the Account  Value or 100% of the premium  payments  less all amounts  surrendered.  It is payable in the event of the Owner's death or the  Annuitant's  death (if there is no Contingent  Annuitant) if occurring both (a) prior to the Annuity Date, and (b) before the contract  anniversary  following the earlier of the Owner's or the  Annuitant's  85th birthday.
The death benefit at any later date prior to the Annuity date is the Account Value.

GENERAL INFORMATION

PERFORMANCE INFORMATION
Performance information in relation to PSA contracts is set forth in the Statement of Additional Information.

                                        Appendix C-2: Alliance Capital Navigator Prior Contract

---------------------------------------------------------------------------------------------------------------------------------------
Between 1992 and 1996 American  Skandia issued a variable annuity under the marketing name "Alliance  Capital  Navigator" or "ACN". The contract  is no longer  being  issued.  However,  we  continue  to accept  additional  Purchase  Payments.  Assets  supporting  the ACN contracts are maintained in Sub-accounts of Separate Account B.
---------------------------------------------------------------------------------------------------------------------------------------

The  principle  differences  between the American  Skandia  Advisors Plan or "ASAP"  contract  offered by this  Prospectus  and the ACN contract are described below:

The  "Underlying  Mutual Fund Portfolio  Annual  Expenses" for the portfolios of American  Skandia Trust  contained in this  Prospectus apply to all ACN Annuity Owners.

The "Expense Examples" that relate to the portfolios of American Skandia Trust contained in this Prospectus apply to all ACN Annuity
Owners.

Only those Portfolios of American Skandia Trust shown in the section entitled "What are the Investment Objectives and Policies of the
Portfolios" in this Prospectus are offered to ACN Annuity Owners.

SUMMARY OF CONTRACT FEES AND CHARGES
The following chart is added to this section:

------------------------------------------------------------------------------------------- --------------------- ----------------------
                                    OPTIONAL BENEFITS                                         Optional Benefit     Total Annual Charge
                                                                                                   Charge         (including Insurance
                                                                                                                         Charge)
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION                                                                                                  1.65%
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average
allowing you to allocate all or a portion of your Account  Value to the  Sub-accounts  of   daily net assets of
your choice.                                                                                  the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------

EXPENSE EXAMPLES
Expense  examples  are  provided  for the  basic  Annuity  contract  and for the basic  Annuity  contract  assuming  that you elect the
Guaranteed Return Option.  The charge for the Guaranteed Return Option is reflected as a charge equal to 0.25% and is deducted daily.

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected             If you elect GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Strong International Equity            27       82      139      294      29      89       152     319
AST William Blair International Growth     27       82      139      294      29      89       152     319
AST American Century International         28       86      146      308      31      94       159     333
Growth
AST DeAM International Equity              27       83      141      298      29      90       153     321
AST MFS Global Equity                      29       89      152      320      32      97       164     343
AST PBHG Small-Cap Growth                  27       82      140      297      29      90       153     321
AST DeAM Small-Cap Growth                  27       82      140      297      29      90       153     321
AST Federated Aggressive Growth            29       88      150      315      31      95       162     339
AST Goldman Sachs Small Cap Value          27       83      141      298      30      91       154     324
AST Gabelli Small-Cap Value                26       80      136      288      29      88       149     314
AST DeAM Small-Cap Value                   26       79      134      285      28      86       147     310
AST Goldman Sachs Mid-Cap Growth           28       85      144      304      30      92       157     329
AST Neuberger Berman Mid-Cap Growth        26       81      138      293      29      89       151     318
AST Neuberger Berman Mid-Cap Value         27       84      143      303      30      92       156     328
AST Alger All-Cap Growth                   27       83      142      300      30      91       155     325
AST Gabelli All-Cap Value                  27       83      142      300      30      91       155     325
AST T.Rowe Price Natural Resources         26       81      138      291      29      88       150     317
AST Alliance Growth                        27       82      139      294      29      89       151     318
AST MFS Growth                             26       81      138      291      29      88       150     317
AST Marsico Capital Growth                 26       79      135      287      28      87       148     311
AST Goldman Sachs Concentrated Growth      25       77      132      280      28      85       144     305
AST DeAM Large-Cap Growth                  25       77      132      280      28      85       144     304
AST DeAM Large-Cap Value                   25       77      132      280      28      85       144     304
AST Alliance/Bernstein Growth + Value      29       88      150      315      31      95       162     339
AST Sanford Bernstein Core Value           27       82      140      296      29      89       152     320
AST Cohen & Steers Realty                  27       84      143      301      30      91       155     325
AST Sanford Bernstein Managed Index 500    23       71      121      258      26      79       134     284
AST American Century Income & Growth       25       76      129      275      27      83       142     300
AST Alliance Growth and Income             25       76      129      275      27      83       142     300
AST MFS Growth with Income                 26       81      138      291      29      88       150     317
AST INVESCO Capital Income                 24       74      127      270      27      82       140     297
AST DeAM Global Allocation                 18       55      94       204      20      62       107     230
AST American Century Strategic Balanced    26       80      136      288      29      88       149     314
AST T. Rowe Price Asset Allocation         26       80      137      290      29      88       150     315
AST T. Rowe Price Global Bond              26       80      136      288      29      88       149     314
AST Federated High Yield                   25       76      130      276      27      83       142     300
AST Lord Abbett Bond-Debenture             26       80      137      290      29      88       150     315
AST DeAM Bond                              24       75      128      273      27      83       141     298
AST PIMCO Total Return Bond                23       71      122      260      26      79       134     285
AST PIMCO Limited Maturity Bond            23       72      123      263      26      80       136     288
AST Money Market                           21       65      111      238      24      73       124     265
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected             If you elect GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Strong International Equity            102     142      179      294     104      149      192     319
AST William Blair International Growth     102     137      174      294     104      142      187     319
AST American Century International         103     146      186      308     106      154      199     333
Growth
AST DeAM International Equity              102     143      181      298     104      150      193     321
AST MFS Global Equity                      104     149      192      320     107      157      204     343
AST PBHG Small-Cap Growth                  102     142      180      297     104      150      193     321
AST DeAM Small-Cap Growth                  102     142      180      297     104      150      193     321
AST Federated Aggressive Growth            104     148      190      315     106      155      202     339
AST Goldman Sachs Small Cap Value          102     143      181      298     105      151      194     324
AST Gabelli Small-Cap Value                101     140      176      288     104      148      189     314
AST DeAM Small-Cap Value                   101     139      174      285     103      146      187     310
AST Goldman Sachs Mid-Cap Growth           103     140      179      304     105      147      192     329
AST Neuberger Berman Mid-Cap Growth        101     141      178      293     104      149      191     318
AST Neuberger Berman Mid-Cap Value         102     144      183      303     105      152      196     328
AST Alger All-Cap Growth                   102     143      182      300     105      151      195     325
AST Gabelli All-Cap Value                  102     143      182      300     105      151      195     325
AST T.Rowe Price Natural Resources         101     141      178      291     104      148      190     317
AST Alliance Growth                        102     142      179      294     104      149      191     318
AST MFS Growth                             101     141      178      291     104      148      190     317
AST Marsico Capital Growth                 101     139      175      287     103      147      188     311
AST Goldman Sachs Concentrated Growth      100     132      167      280     103      139      179     305
AST DeAM Large-Cap Growth                  100     137      172      280     103      145      184     304
AST DeAM Large-Cap Value                   100     137      172      280     103      145      184     304
AST Alliance/Bernstein Growth + Value      104     148      190      315     106      155      202     339
AST Sanford Bernstein Core Value           102     142      180      296     104      149      192     320
AST Cohen & Steers Realty                  102     144      183      301     105      151      195     325
AST Sanford Bernstein Managed Index 500    98      131      161      258     101      139      174     284
AST American Century Income & Growth       100     136      169      275     102      143      182     300
AST Alliance Growth and Income             100     136      169      275     102      143      182     300
AST MFS Growth with Income                 101     141      178      291     104      148      190     317
AST INVESCO Capital Income                 99      134      167      270     102      142      180     297
AST DeAM Global Allocation                 93      115      134      204      95      122      147     230
AST American Century Strategic Balanced    101     140      176      288     104      148      189     314
AST T. Rowe Price Asset Allocation         101     140      177      290     104      148      190     315
AST T. Rowe Price Global Bond              101     140      176      288     104      148      189     314
AST Federated High Yield                   100     136      170      276     102      143      182     300
AST Lord Abbett Bond-Debenture             101     140      177      290     104      148      190     315
AST DeAM Bond                              99      135      168      273     102      143      181     298
AST PIMCO Total Return Bond                98      131      162      260     101      139      174     285
AST PIMCO Limited Maturity Bond            98      132      163      263     101      140      176     288
AST Money Market                           96      125      151      238      99      133      164     265
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

FEES AND CHARGES
Exceptions to the Contingent Deferred Sales Charge
The following underlined sentence is added to this section:

We do not apply the CDSC  provision  on  Annuities  owned by a member of the  designated  class,  including:  (a) any  parent  company, affiliate or subsidiary of ours; (b) an officer,  director,  employee,  retiree, sales representative,  or in the case of an affiliated broker-dealer,  registered  representative  of such company;  (c) a director,  officer or trustee of any underlying  mutual fund; (d) a director,  officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing,  legal or administrative services  provider  that is  providing  investment  management,  advisory,  transfer  agency,  custodianship,  auditing,  legal  and/or administrative  services to an underlying  mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered representative  of a broker-dealer or insurance  agency that has a then current selling  agreement with us and/or with American Skandia
Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized  representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other services;
(g) the then  current  spouse of any such  person  noted in (b) through  (f),  above;  (h) the parents of any such person  noted in (b)
through (g),  above;  (i) the child(ren) or other legal  dependent under the age of 21 of any such person noted in (b) through (h); and
(j) the  siblings  of any such  persons  noted in (b)  through (h) above.  We will not  provide  any  Additional  Amounts for any such
                                                                           ------------------------------------------------------------
contracts (see "Additional Amounts on Qualifying Purchase Payments").
---------------------------------------------------------------------

You must notify us at the time you apply for an Annuity if you are a member of the designated class.  American Skandia is not responsible for monitoring whether you qualify as a member of the designated class.  If you fail to inform us that you qualify as a member of the designated class, your Annuity will not be eligible for this exception to the CDSC.

Optional  Benefits:  If you elect to purchase the Guaranteed  Return Option,  we will deduct an additional charge on a daily basis from your Account Value  allocated to the  Sub-accounts.  The additional  charge is included in the daily  calculation of the Unit Price for each  Sub-account.  Please refer to the section entitled  "Managing Your Account Value - Do you offer programs  designed to guarantee a
"return of premium" at a future date?" for a description of the charge for the Guaranteed Return Option.

MANAGING YOUR ANNUITY
THE FOLLOWING SECTION IS ADDED:
Additional Amounts on Qualifying Purchase Payments (formerly referred to as "Breakpoints")
Under certain  circumstances  we may credit  Additional  Amounts to your Annuity if you submit a large  initial or subsequent  Purchase
Payment.  Each Purchase Payment must qualify  separately to receive any Additional  Amounts.  As of the date of this  Prospectus,  such
Additional  Amounts are currently  being  offered.  However,  we may modify,  suspend or terminate this program at any time at our sole discretion.  Any Additional Amounts are provided from our general account.

Additional  Amounts are payable as a percentage of the qualifying  Purchase  Payment made to your Annuity  according to the breakpoints shown below:

                      --------------------------------------------- -------------------------
                                    Purchase Payment                Additional Amount*
                      --------------------------------------------- -------------------------
                      --------------------------------------------- -------------------------
                      Between $1,000,000  and $4,999,999                     3.00%
                      --------------------------------------------- -------------------------
                      --------------------------------------------- -------------------------
                      $5,000,000 or greater                                  3.75%
                      --------------------------------------------- -------------------------
                          * as a percentage of the Purchase Payment.

Additional Amounts are not offered on Purchase Payments of less than $1 million.

How are Additional Amounts applied to my Account Value?
Any  Additional  Amounts are allocated to your Account  Value at the time the  qualifying  Purchase  Payment is applied to your Account
Value.  Additional Amounts are allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Special Treatment of Additional Amounts
|X|      Any  Additional  Amounts  applied to your Annuity can be  recovered  by American  Skandia.  If you elect to  "free-look"  your
     Annuity, the amount returned to you will not include any Additional Amounts.
|X|      We do not consider Additional Amounts to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw  any  Additional  Amounts  under the Free  Withdrawal  provision  without  assessment  of the  contingent deferred sales charge  (see "Can I make withdrawal from my Annuity without a CDSC?").

Additional Amounts applied to estimated Purchase Payments
Under certain  circumstances,  we may consider two or more separate  Purchase  Payments as if they had been  submitted at the same time when  determining the percentage to apply based on the breakpoints  described  above. To make use of this procedure,  often referred to as a "letter of intent",  you must provide evidence of your intention to submit the cumulative  additional  Purchase  Payments within a
13-month  period.  A letter  of intent  must be  provided  to us prior to the Issue  Date to be  effective.  Acceptance  of a letter of intent is at our sole discretion and may be subject to restrictions as to the minimum initial  Purchase  Payment that must be submitted to receive the next higher breakpoint.

Failure  to inform us that you  intend to submit  two or more  large  Purchase  Payments  within a  13-month  period may result in your
Annuity being credited no Additional Amounts or fewer Additional Amounts than would otherwise be credited to your Annuity.

If you submit a letter of intent and receive Additional Amounts that otherwise would not have applied BUT do not submit the required
Purchase Payments during the 13-month period as required by your letter of intent, we may recover any Additional Amounts pro-rata from the investment options based on your Account Values as of the date we act to recover the Additional Amounts.  If the amount of the recovery exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

MANAGING YOUR ANNUITY

The  following  section is added under the section  entitled  "Do you Offer  Programs  Designed to Guarantee a 'Return of Premium' at a
Future Date?"

Guaranteed Return Option (GRO)SM
We also offer a  seven-year  program  where we monitor your Account  Value daily and  systematically  transfer  amounts  between  Fixed
Allocations  and the variable  investment  options you choose.  American  Skandia  guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart  date),  you will receive no less than your  Account  Value on the date you elected to  participate  in the program  ("commencement  value").  On the program  maturity  date,  if your Account  Value is below the commencement  value,  American Skandia will apply additional  amounts to your Annuity so that it is equal to commencement value or your
Account  Value on the date you elect to restart the program  duration.  Any amounts  added to your  Annuity  will be applied to the AST
Money  Market  Sub-account,  unless you provide us with  alternative  instructions.  We will  notify you of any  amounts  added to your
Annuity  under the program.  We do not  consider  amounts  added to your  Annuity to be  "investment  in the  contract"  for income tax purposes.

Account  Value is only  transferred  to and  maintained  in Fixed  Allocations  to the  extent we, in our sole  discretion,  deem it is
                  ----
necessary  to support our  guarantee  under the  program.  This differs  from the  Balanced  Investment  Program  where a set amount is allocated to a Fixed  Allocation  regardless of the  performance of the  underlying  Sub-accounts.  With the Guaranteed  Return Option, your Annuity is able to participate in the upside potential of the Sub-accounts  while only  transferring  amounts to Fixed Allocations to protect against  significant  market downturns.  NOTE: If a significant  amount of your Account Value is systematically  transferred to Fixed Allocations  during prolonged market declines,  less of your Account Value may be immediately  available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each  business day we monitor the  performance  of your Account Value to determine  whether it is greater  than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the performance of the  Sub-accounts in which you choose to allocate your Account
Value  relative to the  reallocation  trigger,  we may transfer  some or all of your Account Value to or from a Fixed  Allocation.  You have  complete  discretion  over the  allocation  of your Account  Value that remains  allocated  in the variable  investment  options.
However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account Value greater than or equal to reallocation  trigger:  Your Account Value in the variable  investment  options remains allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed
              Allocation,  those amounts may be transferred  from the Fixed  Allocation  and  re-allocated  to the variable  investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account Value below reallocation  trigger:  A portion of your Account Value in the variable  investment options is transferred to a new Fixed Allocation.  These amounts are transferred on a pro-rata basis from the variable investment  options.  The new Fixed Allocation will have a Guarantee Period equal to the remaining  duration in the Guaranteed  Return Option.  The
              Account Value applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being applied to a new Fixed Allocation of the next higher yearly  duration.  The Account Value will remain invested in the Fixed Allocation until the maturity date of the program  unless,  at an earlier date,  your Account Value is at or above the  reallocation trigger and amounts can be transferred to the variable  investment  options (as described  above) while  maintaining  the guarantee protection under the program.

American  Skandia uses an  allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility  to determine  the reallocation  trigger.  The  allocation  mechanism is used to determine the allocation of Account Value between Fixed  Allocations  and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its  discretion,  subject to regulatory  approval  where  required.  Any change to the  allocation  mechanism  and/or the  reallocation trigger will only apply to programs that begin after the change is effective.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your  Account  Value at that time.  Upon  termination,  any  Account  Value  allocated  to the Fixed  Allocations  will be transferred to the AST Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any  time.  American  Skandia  does not  provide  any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program  is in effect  will  reduce the  guaranteed  amount  under the  program in proportion  to your  Account  Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions  of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase Payments applied to the Annuity while the program is in effect will only increase the amount  guaranteed;
     however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot  transfer  Account Value to or from a Fixed  Allocation  while  participating  in the program and cannot participate in any dollar cost averaging program that transfers  Account Value from a Fixed Allocation to the variable  investment options.
|X|      Transfers  from Fixed  Allocations  will be subject to the Market Value  Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the formula will not apply. A Market Value  Adjustment may be either  positive or negative.  Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the  Sub-accounts to Fixed  Allocations or from Fixed  Allocations to the  Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The Guaranteed  Return Option will terminate:  (a) upon the death of the Owner or the Annuitant (in an entity owned contract);
     and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to  restart  the seven (7) year  program  duration  on any  anniversary  of the Issue Date of the  Annuity.  The
     Account Value on the date the restart is effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We deduct a charge  equal to 0.25% per year to  participate  in the  Guaranteed  Return  Option.  The annual  charge is deducted  daily against your Account  Value  allocated to the  Sub-accounts.  Account  Value  allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is  deducted  to  compensate  American  Skandia  for:  (a) the risk that your  Account  Value on the maturity date of the program is less than the amount guaranteed; and (b) administration of the program.

-----------------------------------------------------------------------------------------------------------------------------------
     Effective  November 18, 2002,  American Skandia changed the manner in which the annual charge for the Guaranteed Return Option is deducted to the method  described  above.  The annual  charge for the  Guaranteed  Return Option for Owners who elected the benefit between May 1, 2001 and November 15, 2002 is deducted annually,  in arrears,  according to the prospectus in effect as of the date the program  was  elected.  Owners who  terminate  and then  re-elect  the  Guaranteed  Return  Option or elect to restart the  Guaranteed  Return  Option at any time after  November  18, 2002 will be subject to the charge  method  described above.
-----------------------------------------------------------------------------------------------------------------------------------

DEATH BENEFITS
The Death Benefit depends on the decedent's age on the date of death:

         If death occurs before the decedent's age 85:  The Death Benefit is the greatest of:

|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations;
|X|      The sum of all Purchase  Payments each  increasing  daily at an interest rate of 5% per year minus the sum of all  withdrawals each  increasing  daily,  from the date of each  withdrawal,  at an interest  rate of 5% per year to the Owner's date of death, but not to exceed 200% of the difference  between the sum of all Purchase Payments and the sum of all withdrawals as of the Owner's date of death.

         If death occurs when the decedent is age 85 or older:  The Death Benefit is the Surrender Value, where allowed by law.

The amount of the Death  Benefit may be reduced by the amount of any  remaining  Contingent  Deferred  Sales Charge if the decedent was age 75 or older at the time of death.

VALUING YOUR INVESTMENT

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account,  you are purchasing units of the Sub-account.  Each Sub-account  invests  exclusively in shares of an underlying  Portfolio.  The value of the Units  fluctuates with the market  fluctuations  of the Portfolios.  The value of the Units also reflects the daily accrual for the  Insurance  Charge and if you elected the optional  benefit whose annual charge is deducted daily,  the additional  charge made for such benefit.  There may be different Unit Prices for each  Sub-account to reflect the
Insurance  Charge  and the charge  for any  optional  benefit.  The Unit  Price for the Units you  purchase  will be based on the total charges for the benefits  that apply to your  Annuity.  See the section  entitled  "What  Happens to My Units When There is a Change in
Daily Asset-Based  Charges?" for a detailed  discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day,  we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price."  The Unit Price is used for determining  the  value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the  number of Units  involved  in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the Valuation  Day you make the  allocation,  the Unit Price is $14.83.  Your $5,000 buys 337.154 Units of the  Sub-account.  Assume that later,  you wish to transfer $3,000 of your Account Value out of that  Sub-account and into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit Price of the  original  Sub-account  has increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477  Units.  We then buy
$3,000 of Units of the new Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination of Optional Benefit:  If you terminate the Guaranteed  Return Option program,  we will no longer deduct the charge we apply to purchase the optional  benefit.  On the date the charge no longer  applies,  your Annuity will become  subject to a different  daily asset-based  charge.  We will process a transaction  where your Account Value  allocated to the  Sub-accounts  will be used to purchase new Units of the  Sub-accounts  that reflect the Insurance  Charge,  but not the charge for the optional  program that you  terminated.
The number of Units  attributed  to your  Annuity will be decreased  and the Unit Price of each unit of the  Sub-accounts  in which you invested  will be increased.  The  adjustment  in the number of Units and Unit Price will not affect your Account  Value.  Beginning on that date, your Account Value will be determined based on the change in the value of Units that reflect the Insurance Charge.

GENERAL INFORMATION

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?

The following paragraph replaces the second paragraph under the "Advertising" section:

Advertising:
Standard and  Non-standard  Total Returns will not reflect  charges that apply to the  Guaranteed  Return Option.  The additional  cost associated with the optional benefit you elected will reduce your performance.

PERFORMANCE INFORMATION
Performance information in the Sub-accounts that are currently available is set forth in the Statement of Additional Information.

D-1

                                    Appendix D - Sale of Contracts Outside of the State of New York

---------------------------------------------------------------------------------------------------------------------------------------
American  Skandia  previously  offered  the  Annuity to  residents  outside of the State of New York.  The  Annuity is no longer  being offered outside of New York.  However,  we continue to accept additional  Purchase  Payments.  Owners who purchased the Annuity outside of New York are subject to its terms as described in the Prospectus and as modified below.
---------------------------------------------------------------------------------------------------------------------------------------

SUMMARY OF CONTRACT FEES AND CHARGES
The following chart is added to this section:

------------------------------------------------------------------------------------------- --------------------- ----------------------
                                    OPTIONAL BENEFITS                                         Optional Benefit     Total Annual Charge
                                                                                                   Charge         (including Insurance
                                                                                                                         Charge)
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION                                                                                                  1.65%
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average
allowing you to allocate all or a portion of your Account  Value to the  Sub-accounts  of   daily net assets of
your choice.                                                                                  the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------

EXPENSE EXAMPLES
Expense  examples  are  provided  for the  basic  Annuity  contract  and for the basic  Annuity  contract  assuming  that you elect the
Guaranteed Return Option.  The charge for the Guaranteed Return Option is reflected as a charge equal to 0.25% and is deducted daily.

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected             If you elect GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Strong International Equity            27       82      139      294      29      89       152     319
AST William Blair International Growth     27       82      139      294      29      89       152     319
AST American Century International         28       86      146      308      31      94       159     333
Growth
AST DeAM International Equity              27       83      141      298      29      90       153     321
AST MFS Global Equity                      29       89      152      320      32      97       164     343
AST PBHG Small-Cap Growth                  27       82      140      297      29      90       153     321
AST DeAM Small-Cap Growth                  27       82      140      297      29      90       153     321
AST Federated Aggressive Growth            29       88      150      315      31      95       162     339
AST Goldman Sachs Small Cap Value          27       83      141      298      30      91       154     324
AST Gabelli Small-Cap Value                26       80      136      288      29      88       149     314
AST DeAM Small-Cap Value                   26       79      134      285      28      86       147     310
AST Goldman Sachs Mid-Cap Growth           28       85      144      304      30      92       157     329
AST Neuberger Berman Mid-Cap Growth        26       81      138      293      29      89       151     318
AST Neuberger Berman Mid-Cap Value         27       84      143      303      30      92       156     328
AST Alger All-Cap Growth                   27       83      142      300      30      91       155     325
AST Gabelli All-Cap Value                  27       83      142      300      30      91       155     325
AST T.Rowe Price Natural Resources         26       81      138      291      29      88       150     317
AST Alliance Growth                        27       82      139      294      29      89       151     318
AST MFS Growth                             26       81      138      291      29      88       150     317
AST Marsico Capital Growth                 26       79      135      287      28      87       148     311
AST Goldman Sachs Concentrated Growth      25       78      133      282      28      85       145     307
AST DeAM Large-Cap Growth                  25       77      132      280      28      85       144     304
AST DeAM Large-Cap Value                   25       77      132      280      28      85       144     304
AST Alliance/Bernstein Growth + Value      29       88      150      315      31      95       162     339
AST Sanford Bernstein Core Value           27       82      140      296      29      89       152     320
AST Cohen & Steers Realty                  27       84      143      301      30      91       155     325
AST Sanford Bernstein Managed Index 500    23       71      121      258      26      79       134     284
AST American Century Income & Growth       25       76      129      275      27      83       142     300
AST Alliance Growth and Income             25       76      129      275      27      83       142     300
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected             If you elect GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST MFS Growth with Income                 26       81      138      291      29      88       150     317
AST INVESCO Capital Income                 24       74      127      270      27      82       140     297
AST DeAM Global Allocation                 18       55      94       204      20      62       107     230
AST American Century Strategic Balanced    26       80      136      288      29      88       149     314
AST T. Rowe Price Asset Allocation         26       80      137      290      29      88       150     315
AST T. Rowe Price Global Bond              26       80      136      288      29      88       149     314
AST Federated High Yield                   25       76      130      276      27      83       142     300
AST Lord Abbett Bond-Debenture             26       80      137      290      29      88       150     315
AST DeAM Bond                              24       75      128      273      27      83       141     298
AST PIMCO Total Return Bond                23       71      122      260      26      79       134     285
AST PIMCO Limited Maturity Bond            23       72      123      263      26      80       136     288
AST Money Market                           21       65      111      238      24      73       124     265

MV Emerging Markets                        32       98      166      346      35      106      179     370

WFVT Equity Value                          25       77      132      280      28      85       145     306
WFVT Equity Income                         25       77      132      280      28      85       145     306

Rydex Nova                                 30       91      155      325      32      98       167     349
Rydex Ursa                                 30       91      155      325      32      98       167     349
Rydex OTC                                  34      104      176      366      37      112      189     390

INVESCO VIF Dynamics                       26       80      136      288      29      88       149     314
INVESCO VIF Technology                     26       79      135      287      28      87       148     312
INVESCO VIF Health Sciences                26       79      135      287      28      87       148     311
INVESCO VIF Financial Services             26       79      135      287      28      87       148     312
INVESCO VIF Telecommunications             26       80      137      290      29      88       149     314

Evergreen VA Global Leaders                25       77      132      280      28      85       145     306
Evergreen VA Special Equity                26       79      134      284      28      86       146     308
Evergreen VA Omega                         22       69      118      252      25      76       130     277

ProFund VP Europe 30                       34      104      176      366      37      112      189     390
ProFund VP Asia 30                         35      106      179      371      37      113      191     394
ProFund VP Japan                           35      106      179      371      37      113      191     394
ProFund VP Banks                           35      107      181      375      38      114      192     396
ProFund VP Basic Materials                 35      107      181      375      38      114      192     396
ProFund VP Biotechnology                   35      107      181      375      38      115      194     398
ProFund VP Consumer Cyclical               35      107      181      375      38      114      192     396
ProFund VP Consumer Non-Cyclical           35      107      181      375      38      114      192     396
ProFund VP Energy                          35      107      181      375      38      115      194     398
ProFund VP Financial                       35      107      181      375      38      115      194     398
ProFund VP Healthcare                      35      107      181      375      38      115      194     398
ProFund VP Industrial                      35      107      181      375      38      114      192     396
ProFund VP Internet                        35      107      181      375      38      114      192     396
ProFund VP Pharmaceuticals                 35      107      181      375      38      114      192     396
ProFund VP Precious Metals                 35      107      181      375      38      114      192     396
ProFund VP Real Estate                     35      107      181      375      38      115      194     398
ProFund VP Semiconductor                   35      107      181      375      38      114      192     396
ProFund VP Technology                      35      107      181      375      38      115      194     398
ProFund VP Telecommunications              35      107      181      375      38      115      194     398
ProFund VP Utilities                       35      107      181      375      38      115      194     398
ProFund VP Bull                            35      107      181      375      38      115      194     398
ProFund VP Bear                            34      104      176      366      37      112      189     390
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected             If you elect GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
ProFund VP Bull Plus                       35      106      179      371      37      113      191     394
ProFund VP OTC                             35      106      179      370      37      112      189     390
ProFund VP Short OTC                       35      106      179      371      37      113      191     395
ProFund VP UltraOTC                        35      106      179      371      37      113      191     395
ProFund VP Mid-Cap Value                   35      107      181      375      38      114      192     396
ProFund VP Mid-Cap Growth                  35      107      181      375      38      114      192     396
ProFund VP UltraMid-Cap                    35      107      181      375      38      115      193     397
ProFund VP Small-Cap Value                 35      107      181      375      38      115      193     397
ProFund VP Small-Cap Growth                35      107      181      375      38      115      193     397
ProFund VP UltraSmall-Cap                  35      107      181      375      38      115      194     398
ProFund VP U.S. Government Plus            32       98      167      349      35      106      179     372
ProFund VP Rising Rates Opportunity        35      106      179      371      37      113      191     395

First Trust(R)10 Uncommon Values            29       89      151      318      32      97       164     342

SP Jennison International Growth           32       97      164      343      34      104      176     366
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected             If you elect GRO
your   Annuity   at  the   end  of  the
applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Strong International Equity            102     142      179      294     104      149      192     319
AST William Blair International Growth     102     142      179      294     104      149      192     319
AST American Century International         103     146      186      308     106      154      199     333
Growth
AST DeAM International Equity              102     143      181      298     104      150      193     321
AST MFS Global Equity                      104     149      192      320     107      157      204     343
AST PBHG Small-Cap Growth                  102     142      180      297     104      150      193     321
AST DeAM Small-Cap Growth                  102     142      180      297     104      150      193     321
AST Federated Aggressive Growth            104     148      190      315     106      155      202     339
AST Goldman Sachs Small Cap Value          102     143      181      298     105      151      194     324
AST Gabelli Small-Cap Value                101     140      176      288     104      148      189     314
AST DeAM Small-Cap Value                   101     139      174      285     103      146      187     310
AST Goldman Sachs Mid-Cap Growth           103     145      184      304     105      152      197     329
AST Neuberger Berman Mid-Cap Growth        101     141      178      293     104      149      191     318
AST Neuberger Berman Mid-Cap Value         102     144      183      303     105      152      196     328
AST Alger All-Cap Growth                   102     143      182      300     105      151      195     325
AST Gabelli All-Cap Value                  102     143      182      300     105      151      195     325
AST T.Rowe Price Natural Resources         101     141      178      291     104      148      190     317
AST Alliance Growth                        102     142      179      294     104      149      191     318
AST MFS Growth                             101     141      178      291     104      148      190     317
AST Marsico Capital Growth                 101     139      175      287     103      147      188     311
AST Goldman Sachs Concentrated Growth      100     138      173      282     103      145      185     307
AST DeAM Large-Cap Growth                  100     137      172      280     103      145      184     304
AST DeAM Large-Cap Value                   100     137      172      280     103      145      184     304
AST Alliance/Bernstein Growth + Value      104     148      190      315     106      155      202     339
AST Sanford Bernstein Core Value           102     142      180      296     104      149      192     320
AST Cohen & Steers Realty                  102     144      183      301     105      151      195     325
AST Sanford Bernstein Managed Index 500    98      131      161      258     101      139      174     284
AST American Century Income & Growth       100     136      169      275     102      143      182     300
AST Alliance Growth and Income             100     136      169      275     102      143      182     300
AST MFS Growth with Income                 101     141      178      291     104      148      190     317
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected             If you elect GRO
your   Annuity   at  the   end  of  the
applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST INVESCO Capital Income                 99      134      167      270     102      142      180     297
AST DeAM Global Allocation                 93      115      134      204      95      122      147     230
AST American Century Strategic Balanced    101     140      176      288     104      148      189     314
AST T. Rowe Price Asset Allocation         101     140      177      290     104      148      190     315
AST T. Rowe Price Global Bond              101     140      176      288     104      148      189     314
AST Federated High Yield                   100     136      170      276     102      143      182     300
AST Lord Abbett Bond-Debenture             101     140      177      290     104      148      190     315
AST DeAM Bond                              99      135      168      273     102      143      181     298
AST PIMCO Total Return Bond                98      131      162      260     101      139      174     285
AST PIMCO Limited Maturity Bond            98      132      163      263     101      140      176     288
AST Money Market                           96      125      151      238      99      133      164     265

MV Emerging Markets                        107     158      206      346     110      166      219     370

WFVT Equity Value                          100     137      172      280     103      145      185     306
WFVT Equity Income                         100     137      172      280     103      145      185     306

Rydex Nova                                 105     151      195      325     107      158      207     349
Rydex Ursa                                 105     151      195      325     107      158      207     349
Rydex OTC                                  109     164      216      366     112      172      229     390

INVESCO VIF Dynamics                       101     140      176      288     104      148      189     314
INVESCO VIF Technology                     101     139      175      287     103      147      188     312
INVESCO VIF Health Sciences                101     139      175      287     103      147      188     311
INVESCO VIF Financial Services             101     139      175      287     103      147      188     312
INVESCO VIF Telecommunications             101     140      177      290     104      148      189     314

Evergreen VA Global Leaders                100     137      172      280     103      145      185     306
Evergreen VA Special Equity                101     139      174      284     103      146      186     308
Evergreen VA Omega                         97      129      158      252     100      136      170     277

ProFund VP Europe 30                       109     164      216      366     112      172      229     390
ProFund VP Asia 30                         110     166      219      371     112      173      231     394
ProFund VP Japan                           110     166      219      371     112      173      231     394
ProFund VP Banks                           110     167      221      375     113      174      232     396
ProFund VP Basic Materials                 110     167      221      375     113      174      232     396
ProFund VP Biotechnology                   110     167      221      375     113      175      234     398
ProFund VP Consumer Cyclical               110     167      221      375     113      174      232     396
ProFund VP Consumer Non-Cyclical           110     167      221      375     113      174      232     396
ProFund VP Energy                          110     167      221      375     113      175      234     398
ProFund VP Financial                       110     167      221      375     113      175      234     398
ProFund VP Healthcare                      110     167      221      375     113      175      234     398
ProFund VP Industrial                      110     167      221      375     113      174      232     396
ProFund VP Internet                        110     167      221      375     113      174      232     396
ProFund VP Pharmaceuticals                 110     167      221      375     113      174      232     396
ProFund VP Precious Metals                 110     167      221      375     113      174      232     396
ProFund VP Real Estate                     110     167      221      375     113      175      234     398
ProFund VP Semiconductor                   110     167      221      375     113      174      232     396
ProFund VP Technology                      110     167      221      375     113      175      234     398
ProFund VP Telecommunications              110     167      221      375     113      175      234     398
ProFund VP Utilities                       110     167      221      375     113      175      234     398
ProFund VP Bull                            110     167      221      375     113      175      234     398
ProFund VP Bear                            109     164      216      366     112      172      229     390
ProFund VP Bull Plus                       110     166      219      371     112      173      231     394
ProFund VP OTC                             110     166      219      370     112      172      229     390
ProFund VP Short OTC                       110     166      219      371     112      173      231     395
ProFund VP UltraOTC                        110     166      219      371     112      173      231     395
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected             If you elect GRO
your   Annuity   at  the   end  of  the
applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
ProFund VP Mid-Cap Value                   110     167      221      375     113      174      232     396
ProFund VP Mid-Cap Growth                  110     167      221      375     113      174      232     396
ProFund VP UltraMid-Cap                    110     167      221      375     113      175      233     397
ProFund VP Small-Cap Value                 110     167      221      375     113      175      233     397
ProFund VP Small-Cap Growth                110     167      221      375     113      175      233     397
ProFund VP UltraSmall-Cap                  110     167      221      375     113      175      234     398
ProFund VP U.S. Government Plus            107     158      207      349     110      166      219     372
ProFund VP Rising Rates Opportunity        110     166      219      371     112      173      231     395

First Trust(R)10 Uncommon Values            104     149      191      318     107      157      204     342

SP Jennison International Growth           107     157      204      343     109      164      216     366
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

FEES AND CHARGES
Contingent Deferred Sales Charge:

                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           YEARS                1      2      3      4      5     6      7     8+
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

                           CHARGE (%)          7.5    7.0    6.0    5.0    4.0   3.0    2.0     0
                           ------------------ ------- ----- ------ ------ ------ ----- ------ ------

Exceptions to the Contingent Deferred Sales Charge
The following underlined sentence is added to this section:

We do not apply the CDSC  provision on Annuities  owned by: (a) any parent  company,  affiliate or subsidiary of ours;  (b) an officer, director,  employee,  retiree, sales representative,  or in the case of an affiliated broker-dealer,  registered representative of such company;  (c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director,  officer or employee of any  investment manager,  sub-advisor,  transfer agent,  custodian,  auditing,  legal or administrative  services provider that is providing investment management,  advisory, transfer agency,  custodianship,  auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or insurance  agency that has a then current  selling  agreement with us and/or with American  Skandia  Marketing,  Incorporated;  (f) a director,  officer, employee  or  authorized  representative  of  any  firm  providing  us or our  affiliates  with  regular  legal,  actuarial,  auditing, underwriting,  claims,  administrative,  computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f),  above;  (h) the parents of any such person noted in (b) through (g),  above;  (i) the  child(ren)  or other legal  dependent  under the age of 21 of any such person noted in (b) through (h); and (j) the siblings of any such persons noted
in (b) through (h) above.

Optional  Benefits:  If you elect to purchase the Guaranteed  Return Option,  we will deduct an additional charge on a daily basis from your Account Value  allocated to the  Sub-accounts.  The additional  charge is included in the daily  calculation of the Unit Price for each  Sub-account.  Please refer to the section entitled  "Managing Your Account Value - Do you offer programs  designed to guarantee a
"return of premium" at a future date?" for a description of the charge for the Guaranteed Return Option.

MANAGING YOUR ANNUITY
MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
1.       Depending on the state in which you purchased your Annuity, the free-look period may be ten (10) days, twenty-one (21) days or longer, measured from the time that you received your Annuity.

2.       The section of the provision regarding when notice of free-look is effective is deleted.

3.       The section regarding the amount to be refunded is as follows:
     If you free-look your Annuity,  we will refund your current Account Value minus any Additional  Amounts we applied to your Annuity based on your  Purchase  Payments  plus any tax  charge  deducted.  (see  "Additional  Amounts  on  Qualifying  Purchase  Payments
     (Breakpoints)").  This amount may be higher or lower than your original  Purchase  Payment.  Certain states require that we return your current  Account  Value or the amount of your initial  Purchase  Payment,  whichever is greater.  The same rule applies to an
     Annuity that is purchased  as an IRA. In those  states  where we are  required to return the greater of your  Purchase  Payment or
     Account  Value,  we will  allocate your Account Value to the AST Money Market  Sub-account  during the free-look  period and for a reasonable additional amount of time to allow for delivery of your Annuity.

THE FOLLOWING SECTION IS ADDED:
Additional Amounts on Qualifying Purchase Payments (formerly referred to as "Breakpoints")
Under certain  circumstances  we may credit  Additional  Amounts to your Annuity if you submit a large  initial or subsequent  Purchase
Payment.  Each Purchase Payment must qualify  separately to receive any Additional  Amounts.  As of the date of this  Prospectus,  such
Additional  Amounts are currently  being  offered.  However,  we may modify,  suspend or terminate this program at any time at our sole discretion.  Any Additional Amounts are provided from our general account.

Additional  Amounts are payable as a percentage of the qualifying  Purchase  Payment made to your Annuity  according to the breakpoints shown below:

                      --------------------------------------------- -------------------------
                                    Purchase Payment                   Additional Amount*
                      --------------------------------------------- -------------------------
                      --------------------------------------------- -------------------------
                      Between $1,000,000  and $4,999,999                     3.00%
                      --------------------------------------------- -------------------------
                      --------------------------------------------- -------------------------
                      $5,000,000 or greater                                  3.75%
                      --------------------------------------------- -------------------------
                          * as a percentage of the Purchase Payment.

Additional Amounts are not offered on Purchase Payments of less than $1 million.

How are Additional Amounts applied to my Account Value?
Any  Additional  Amounts are allocated to your Account  Value at the time the  qualifying  Purchase  Payment is applied to your Account
Value.  Additional Amounts are allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Special Treatment of Additional Amounts
|X|      Any  Additional  Amounts  applied to your Annuity can be  recovered  by American  Skandia.  If you elect to  "free-look"  your
     Annuity, the amount returned to you will not include any Additional Amounts.
|X|      We do not consider Additional Amounts to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw  any  Additional  Amounts  under the Free  Withdrawal  provision  without  assessment  of the  contingent deferred sales charge  (see "Can I make withdrawal from my Annuity without a CDSC?").

Additional Amounts applied to estimated Purchase Payments
Under certain  circumstances,  we may consider two or more separate  Purchase  Payments as if they had been  submitted at the same time when  determining the percentage to apply based on the breakpoints  described  above. To make use of this procedure,  often referred to as a "letter of intent",  you must provide evidence of your intention to submit the cumulative  additional  Purchase  Payments within a
13-month  period.  A letter  of intent  must be  provided  to us prior to the Issue  Date to be  effective.  Acceptance  of a letter of intent is at our sole discretion and may be subject to restrictions as to the minimum initial  Purchase  Payment that must be submitted to receive the next higher breakpoint.

Failure  to inform us that you  intend to submit  two or more  large  Purchase  Payments  within a  13-month  period may result in your
Annuity being credited no Additional Amounts or fewer Additional Amounts than would otherwise be credited to your Annuity.

If you submit a letter of intent and receive Additional Amounts that otherwise would not have applied BUT do not submit the required
Purchase Payments during the 13-month period as required by your letter of intent, we may recover any Additional Amounts pro-rata from the investment options based on your Account Values as of the date we act to recover the Additional Amounts.  If the amount of the recovery exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

MANAGING YOUR ACCOUNT VALUE

The Guaranteed  Return Option  described in Appendix C-1 is available to Annuity Owners.  Please refer to pages C-10 through C-11 for a description of the Guaranteed Return Option program.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
The following paragraph is added to this section:

To the extent  permitted by law, we may  increase  interest  rates  offered to a class of Owners who choose to  participate  in various services we make  available.  Any such program is at our sole  discretion.  This may include,  but is not limited to,  Owners who elect to use dollar cost averaging from Fixed  Allocations  (see "Do You Offer Dollar Cost  Averaging?") or the balanced  investment  program
(see "Do you offer programs designed to guarantee a "Return of Premium" at a future date?").

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The language  regarding the 30 days prior to the Maturity Date is deleted for the language  regarding  renewals and for the rates being credited to Fixed Allocations.

ACCESS TO ACCOUNT VALUE

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
The following provision is added to this section:

4.   If the amount requested  exceeds  Purchase  Payments still subject to a CDSC we withdraw the remaining amount from other surrender value due to Additional Amounts on Qualifying Purchase Payments.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The following paragraph replaces the paragraph under this section beginning " `Growth' equals":

"Growth"  equals the current  Account  Value less all Purchase  Payments that have been invested for less than the CDSC period and have not been  previously  withdrawn.  "Growth"  does not include any  additional  amounts we applied to your Annuity based on your Purchase
Payments (see "Breakpoints").

THE FOLLOWING SECTION IS ADDED:
WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender your Annuity for its Account Value prior to the Annuity Date without  application of any CDSC upon occurrence of a medically-related "Contingency Event".

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received  exceed  $500,000 for all annuities  issued by us with this benefit where the same person is named as Annuitant.

For contracts issued before May 1, 1996, a "Contingency Event" occurs if the Annuitant is:
|X|      first  confined in a "Medical  Care  Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

For  contracts  issued on or after May 1, 1996,  and where  allowed by law,  the  Annuitant  must have been named or any changes of the
Annuitant  must  have  been  accepted  by  us,  prior  to  the  "Contingency  Event"  described  above,  in  order  to  qualify  for  a medically-related surrender.

The  definitions  of "Medical Care  Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?
The following section is amended as follows:

You may choose an Annuity Date, an annuity  option and the  frequency of annuity  payments when you purchase an Annuity,  or at a later date.  You may change  your  choices up to 30 days  before the  Annuity  Date.  Any change to these  options  must be in  writing.  The
Annuity  Date must be the first or the  fifteenth  day of a  calendar  month.  A  maximum  Annuity  Date may be  required  by law.  For
Annuities  issued in  Pennsylvania,  the Annuity Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.  Additionally  for  Annuities  issued in  Pennsylvania,  if we do not receive an election In Writing the Annuity  Date is the first day of the calendar month  following the  Annuitant's  90th birthday and the Annuity  payments will commence under Option 2 below and will be fixed monthly payments with 10 years certain.

You may choose an Annuity Date, an annuity  option and the  frequency of annuity  payments when you purchase an Annuity,  or at a later date.  You may change  your  choices up to 30 days  before the  Annuity  Date.  Any change to these  options  must be in  writing.  The
Annuity  Date must be the first or the  fifteenth  day of a  calendar  month.  The  Annuity  Date may not  exceed  the first day of the calendar month following the Annuitant's 90th birthday.

HOW ARE ANNUITY PAYMENTS CALCULATED?
The following sentence is deleted from the paragraph:

This 3% interest rate is 4% for Annuities issued prior to the date we implemented the change.

DEATH BENEFITS
The Death Benefit depends on the decedent's age on the date of death:

         If death occurs before the decedent's age 85:  The Death Benefit is the greatest of:

|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations;
|X|      The sum of all Purchase  Payments each  increasing  daily at an interest rate of 5% per year minus the sum of all  withdrawals each  increasing  daily,  from the date of each  withdrawal,  at an interest  rate of 5% per year to the Owner's date of death, but not to exceed 200% of the difference  between the sum of all Purchase Payments and the sum of all withdrawals as of the Owner's date of death.

         If death occurs when the decedent is age 85 or older:  The Death Benefit is the Surrender Value, where allowed by law.

The amount of the Death  Benefit may be reduced by the amount of any  remaining  Contingent  Deferred  Sales Charge if the decedent was age 75 or older at the time of death.

VALUING YOUR INVESTMENT

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account,  you are purchasing units of the Sub-account.  Each Sub-account  invests  exclusively in shares of an underlying  Portfolio.  The value of the Units  fluctuates with the market  fluctuations  of the Portfolios.  The value of the Units also reflects the daily accrual for the  Insurance  Charge and if you elected the optional  benefit whose annual charge is deducted daily,  the additional  charge made for such benefit.  There may be different Unit Prices for each  Sub-account to reflect the
Insurance  Charge  and the charge  for any  optional  benefit.  The Unit  Price for the Units you  purchase  will be based on the total charges for the benefits  that apply to your  Annuity.  See the section  entitled  "What  Happens to My Units When There is a Change in
Daily Asset-Based  Charges?" for a detailed  discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day,  we  determine  the price for a Unit of each  Sub-account,  called the "Unit  Price."  The Unit Price is used for determining  the  value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the  number of Units  involved  in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a  Sub-account.  On the Valuation  Day you make the  allocation,  the Unit Price is $14.83.  Your $5,000 buys 337.154 Units of the  Sub-account.  Assume that later,  you wish to transfer $3,000 of your Account Value out of that  Sub-account and into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit Price of the  original  Sub-account  has increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477  Units.  We then buy
$3,000 of Units of the new Sub-account at the Unit Price of $17.83.  You would then have 168.255 Units of the new Sub-account.

WHEN DO YOUR PROCESS AND VALUE TRANSACTIONS?
The following paragraph replaces the paragraph titled "Death Benefits" under this section:

Medically-related Surrenders & Death Benefits:  Medically-related surrender requests and death benefit claims require our review and evaluation before processing.  We price such transactions as of the date we receive at our Office all materials we require for such transaction and that are satisfactory to us.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination of Optional Benefit:  If you terminate the Guaranteed  Return Option program,  we will no longer deduct the charge we apply to purchase the optional  benefit.  On the date the charge no longer  applies,  your Annuity will become  subject to a different  daily asset-based  charge.  We will process a transaction  where your Account Value  allocated to the  Sub-accounts  will be used to purchase new Units of the  Sub-accounts  that reflect the Insurance  Charge,  but not the charge for the optional  program that you  terminated.
The number of Units  attributed  to your  Annuity will be decreased  and the Unit Price of each unit of the  Sub-accounts  in which you invested  will be increased.  The  adjustment  in the number of Units and Unit Price will not affect your Account  Value.  Beginning on that date, your Account Value will be determined based on the change in the value of Units that reflect the Insurance Charge.

GENERAL INFORMATION

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?

The following paragraph replaces the second paragraph under the "Advertising" section:

Advertising:
Standard and  Non-standard  Total Returns will not reflect  charges that apply to the  Guaranteed  Return Option.  The additional  cost associated with the optional benefit you elected will reduce your performance.

PERFORMANCE INFORMATION
Performance information in the Sub-accounts that are currently available is set forth in the Statement of Additional Information.

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                  PLEASE SEND ME A STATEMENT  OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER  DETAILS  ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS ASAP-PROS (11/2002).
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                                        -------------------------------------------------------
                                                           (print your name)

                                        -------------------------------------------------------
                                                               (address)

                                        -------------------------------------------------------
                                                         (city/state/zip code)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-766-4530                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                          MAILING ADDRESSES:

                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                             P.O. Box 7040
                                                       Bridgeport, CT 06601-7040

                                                             EXPRESS MAIL:
                                                 AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                          One Corporate Drive
                                                           Shelton, CT 06484

                                                  STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment options are registered under the Securities Act of 1933 and the
Investment  Company Act of 1940. The fixed investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN SKANDIA
LIFE  ASSURANCE  CORPORATION.  The  assets  supporting  the Fixed  Allocations  are  maintained  in  AMERICAN  SKANDIA  LIFE  ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and registered solely under the Securities Act of 1933.

                                                           TABLE OF CONTENTS
ITEM                                                                                                                   PAGE

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THIS  STATEMENT OF ADDITIONAL  INFORMATION  IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE  PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE  PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN  SKANDIA  VARIABLE  ANNUITIES,  P.O. BOX 7040,  BRIDGEPORT,  CONNECTICUT  06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
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Date of Prospectus:  May 1, 2002                                       Date of Statement of Additional Information:  May 1, 2002
revised effective November 18, 2002                                    revised effective November 18, 2002
ASAP - SAI (11/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
American  Skandia Life  Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a  wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd. is a major  worldwide  insurance  company  operating  from  Stockholm,  Sweden  which owns and  controls,  directly or through  subsidiary companies,  numerous insurance and related companies.  We are organized as a Connecticut stock life insurance company,  and are subject to  Connecticut  law  governing  insurance  companies.  We are licensed to sell  insurance  products in each of the fifty states of the
United States,  the District of Columbia,  and Puerto Rico.  American  Skandia's  principal  business  address is One Corporate  Drive,
Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life  Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was  established  by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according  to the  investment  performance  of the  underlying  mutual  funds or  portfolios  of  underlying  mutual  funds  offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or  portfolios  of  underlying  mutual funds are referred to as the
Portfolios.  Each Sub-account  invests exclusively in a Portfolio.  You will find additional  information about the Portfolios in their respective prospectuses.

Separate  Account B is registered  with the Securities and Exchange  Commission  ("SEC") under the Investment  Company Act of 1940 (the
"Investment  Company  Act")  as a unit  investment  trust,  which  is a type of  investment  company.  Values  and  benefits  based  on allocations to the Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate  Account B was organized as a single  separate  account with six different  Sub-account  classes, each of which was registered as a distinct unit investment trust under the Investment  Company Act.  Effective  November 11, 2002, each
Sub-account  class of Separate  Account B will be  consolidated  into the unit  investment  trust formerly named American  Skandia Life
Assurance  Corporation  Variable Account B (Class 1 Sub-accounts),  which will  subsequently be renamed American Skandia Life Assurance
Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have  multiple Unit Prices to reflect the daily charge deducted for each  combination  of the  applicable  Insurance  Charge and the charge for each  optional  benefit  offered under Annuity contracts funded through Separate Account B.  The consolidation of Separate Account B will have no impact on Annuity Owners.

During the accumulation phase, we offer a number of Sub-accounts.  Certain  Sub-accounts may not be available in all jurisdictions.  If and when we  obtain  approval  of the  applicable  authorities  to make  such  Sub-accounts  available,  we will  notify  Owners of the availability of such Sub-accounts.

A brief summary of the  investment  objectives  and policies of each Portfolio is found in the  Prospectus.  More detailed  information about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the prospectuses and statements of additional  information for the Portfolios.  Also included in such information is the investment policy of each Portfolio  regarding the  acceptable  ratings by  recognized  rating  services  for bonds and other debt  obligations.  There can be no  guarantee  that any
Portfolio will meet its investment objectives.

Each  underlying  mutual  fund is  registered  under the  Investment  Company  Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual fund thereof may or may not be diversified  as defined in the  Investment  Company Act. The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.  Generally, each  portfolio  issues a separate  class of shares.  Shares of the  portfolios  are available to separate  accounts of life  insurance companies  offering  variable  annuity  and  variable  life  insurance  products.  The  shares may also be made  available,  subject to obtaining all required  regulatory  approvals,  for direct  purchase by various  pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available  by creating new  Sub-accounts.  Additionally,  new  portfolios  may be made  available by the creation of new  Sub-accounts  from time to time.  Such a new  portfolio  may be disclosed in its  prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account to invest in that  portfolio.  We may take other actions in relation to the
Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life  Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was  established  by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in
Separate  Account  D. Such  obligations  are  based on the fixed  interest  rates we credit to Fixed  Allocations  and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An  Annuity  Owner who allocates  a portion of their  Account  Value to  Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely  to us.  We  retain  the risk that the value of the  assets in
Separate  Account D may drop below the  reserves and other  liabilities  we must  maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities  we must  maintain in relation to the  annuities  supported by such assets,  we will transfer  assets from our general account to Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain  assets in Separate
Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible for  investment  management  of a different  portion of Separate  Account D. From time to time  additional  investment  managers may be employed or investment  managers may cease being  employed.  We are under no obligation to employ or continue to employ any  investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate  Account D in a fashion  designed to meet the obligations  created by Fixed  Allocations.  Factors  affecting these operations include the following:

1........The State of New York,  which is one of the  jurisdictions  in which we are  licensed to do  business,  requires  that we meet certain  "matching"  requirements.  These  requirements  address the  matching  of the  durations  of the assets  owned by the insurance  company with the durations of  obligations  supported by such assets.  We believe these matching  requirements  are designed  to control  an  insurer's  ability to risk  investing  in  long-term  assets to  support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy  designed to limit the risk of default.  Some of the  guidelines  of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments may include cash; debt securities  issued by the United States  Government or its agencies and  instrumentalities;
              money market instruments;  short,  intermediate and long-term  corporate  obligations;  private placements;  asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic lettered rating  classifications  as established by a nationally  recognized  statistical rating  organization  ("NRSRO") such as Standard & Poor's or Moody's
              Investor Services, Inc.

We are not  obligated  to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be  required  by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described in the Prospectus  and this Statement of Additional  Information.  American  Skandia Life Assurance  Corporation
and American  Skandia  Investment  Services,  Incorporated  ("ASISI"),  the investment  manager of American  Skandia Trust and American
Skandia  Advisor  Funds,  Inc.,  are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and Technology
Corporation  ("ASIST"),  also a wholly-owned  subsidiary  ASI, is a service company that provides  systems and information  services to
American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American
Skandia  Advisor  Funds,  Inc.,  a family of retail  mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of brokerage  commissions  in  connection  with  purchases  and sales of  securities  held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the
Securities  and  Exchange  Act of 1934  ("Exchange  Act") and is a member of the  National  Association  of  Securities  Dealers,  Inc.
("NASD").

The  Annuity is offered on a  continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the
Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally  based on a percentage  of Purchase
Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are  available  that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for providing ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an underwriting commission for its role as principal  underwriter/distributor  of all variable insurance products issued by ASLAC. ASM is responsible for payment of commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting  commissions paid to ASM in its role as principal underwriter/distributor has been: 2001: $193,056,109; 2000: $355,445,427; 1999: $296,723,325.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise  the  performance  of  Sub-accounts  using two types of measures.  These  measures are "current and effective  yield", which may be used for money  market-type  Sub-accounts  (like the AST Money Market  Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money  market-type  Sub-account  is calculated  based upon the previous  seven-day  period ending on the date of calculation.  The current yield of such a  Sub-account  is computed by  determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing  allocation by an Owner to such a Sub-account (the  "Hypothetical  Allocation")  having a balance of one Unit at the beginning of the period,  subtracting a  hypothetical  maintenance  fee, and dividing such net change in the
Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base  period  return,  and  multiplying  the result by  (365/7).  The  resulting  figure  will be carried to at least the nearest l00th of one percent.

We compute effective  compound yield for a money market-type  Sub-account  according to the method prescribed by the SEC. The effective yield  reflects  the  reinvestment  of net  income  earned  daily on assets of such a  Sub-account.  Net  investment  income  for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a  hypothetical  contract.  The yield is calculated  based on the  performance of the AST Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of the  Prospectus and this
Statement of Additional  Information.  At the beginning of the seven day period,  the hypothetical  contract had a balance of one Unit.
The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge  compensates
American Skandia for providing the insurance  benefits under the Annuity.  In an extremely low interest rate environment,  money market yields,  after  deducting the Insurance  Charge,  may be negative,  even though the Portfolio's  yield (before  deducting the Insurance
Charge) is positive.  Please note that current and effective  yield  information  will  fluctuate.  This  information may not provide a basis for  comparisons  with  deposits in banks or other  institutions  which pay a fixed yield over a stated  period of time,  or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                   AST Money Market                         0.25%                              0.25%

Total Return
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                                 P(1+T)n = ERV

                                                                where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period  over which  total  return is being measured.

We may advertise the  performance  of the  Portfolios in the form of "Standard"  and  "Non-standard"  Total  Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account  during the most recent,  one, five and ten year  periods (or since the  inception  date that the  Portfolio  has been  offered as a  Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is surrendered at the end of the applicable period,  meaning that any Contingent  Deferred Sales Charge that would apply upon surrender is also  deducted.  "Non-standard  Total Return"  figures  include any  performance  figures that do not meet the SEC's rules for Standard
Total Returns.  Non-standard  Total Returns are calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender at the end of the  applicable  period so that the CDSC does not apply.  Non-standard Total Returns must be accompanied by Standard Total Returns.

Some of the underlying  Portfolios existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate  periods during which the Sub-accounts  have been in existence but prior to the initial offering of the
Annuities,  or  periods  during  which  the  underlying  Portfolios  have  been in  existence,  but the  Sub-accounts  have  not.  Such hypothetical  historical  performance  is calculated  using the same  assumptions  employed in  calculating  actual  performance  since inception  of the  Sub-accounts.  Hypothetical  historical  performance  of the  underlying  Portfolios  prior to the  existence of the
Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Annuities  may be offered in certain  situations  in which the  contingent  deferred  sales charge or certain other  charges or fees may be  eliminated  or reduced.  Advertisements  of  performance  in  connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational as of December 31,
2001.  The  "inception-to-date"  figures shown below are based on the inception  date of the  Portfolio.  "N/A" means "not  applicable"
and  indicates  that the  Portfolio was not in operation  for the  applicable  period.  Any  performance  of such  Portfolios  prior to inception of a Sub-account is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting  performance prior to such Sub-account's inception is based on such information.

Some of the  Portfolios  may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement  or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market conditions and the response of the investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the
Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The performance  information may be useful in reviewing and comparing the  performance of the  Sub-accounts,  and for providing a basis for comparison with Sub-accounts  offered under other annuities.  This performance  information may be less useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                     (Assuming no CDSC with maintenance fees)
                                                 maintenance fees)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -31.38    -5.77      3.60      5.93      7.22         -23.88    -3.75      4.21     5.93      7.22
AST Janus Overseas Growth          -32.16    -1.61      N/A       N/A       5.63         -24.66     0.24      N/A       N/A      6.19
AST American Century               -35.84    -3.11      N/A       N/A       4.50         -28.34    -1.20      N/A       N/A      5.08
  International Growth
AST DeAM International Equity      -40.71    -7.06     -1.92      N/A       0.85         -33.21    -4.98     -1.17      N/A      1.06
AST MFS Global Equity              -18.79     N/A       N/A       N/A       -7.70        -11.29     N/A       N/A       N/A      -5.00
AST PBHG Small-Cap Growth          -15.34     2.20      3.03      N/A       8.88         -7.84      3.93      3.64      N/A      8.88
AST DeAM Small-Cap Growth          -36.97     N/A       N/A       N/A       -7.62        -29.47     N/A       N/A       N/A      -5.51
AST Federated Aggressive Growth    -29.28     N/A       N/A       N/A      -30.87        -21.78     N/A       N/A       N/A     -25.05
AST Goldman Sachs Small-Cap         0.80     13.87      N/A       N/A       9.99          8.30     15.27      N/A       N/A      10.83
  Value
AST Gabelli Small-Cap Value         -2.09     6.25      N/A       N/A       6.49          5.41      7.85      N/A       N/A      7.03
AST Janus Mid-Cap Growth           -48.55     N/A       N/A       N/A      -49.26        -41.05     N/A       N/A       N/A     -43.36
AST NB Mid-Cap Growth              -34.38    -2.29      5.64      N/A       9.22         -26.88    -0.40      6.20      N/A      9.22
AST NB Mid-Cap Value               -11.94     6.12      7.92      N/A       8.37         -4.44      7.72      8.43      N/A      8.37
AST Alger All-Cap Growth           -25.39     N/A       N/A       N/A      -30.19        -17.89     N/A       N/A       N/A     -25.68
AST Gabelli All-Cap Value          -11.11     N/A       N/A       N/A       -8.07        -3.61      N/A       N/A       N/A      -2.54
AST T. Rowe Price Natural           -8.27    14.73      6.19      N/A       10.52        -0.77     16.10      6.74      N/A      10.65
  Resources
AST Alliance Growth                -23.47    -3.90      5.44      N/A       6.53         -15.97    -1.95      6.00      N/A      6.86
AST MFS Growth                     -30.33     N/A       N/A       N/A      -12.46        -22.83     N/A       N/A       N/A      -9.59
AST Marsico Capital Growth         -30.35    -2.56      N/A       N/A       7.47         -22.85    -0.67      N/A       N/A      8.16
AST JanCap Growth                  -40.17    -13.62     7.50      N/A       11.71        -32.67    -11.23     8.02      N/A      11.71
AST DeAM Large-Cap Value           -14.41     N/A       N/A       N/A      -12.84        -6.91      N/A       N/A       N/A      -7.26
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A      -11.25         N/A       N/A       N/A       N/A      -3.75
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -7.09         N/A       N/A       N/A       N/A      0.41
AST Cohen & Steers Realty           -6.15     6.70      N/A       N/A       0.15          1.35      8.29      N/A       N/A      1.26
AST Sanford Bernstein Managed      -18.83    -3.57      N/A       N/A       3.67         -11.33    -1.63      N/A       N/A      4.66
  Index 500
AST American Century Income &      -17.27    -3.23      N/A       N/A       4.52         -9.77     -1.31      N/A       N/A      5.10
  Growth
AST Alliance Growth and Income      -9.43     3.59      9.07      N/A       11.24        -1.93      5.27      9.56      N/A      11.24
AST MFS Growth with Income         -24.20     N/A       N/A       N/A       -9.24        -16.70     N/A       N/A       N/A      -6.48

AST INVESCO Capital Income         -17.42    -1.06      6.26      N/A       8.88         -9.92      0.78      6.80      N/A      8.88

AST DeAM Global Allocation         -20.52    -2.70      4.23      N/A       6.53         -13.02    -0.80      4.82      N/A      6.53
AST American Century Strategic     -12.70    -1.61      N/A       N/A       5.57         -5.20      0.25      N/A       N/A      6.13
  Balanced
AST T. Rowe Price Asset            -13.68    -1.87      5.80      N/A       7.68         -6.18     -0.01      6.35      N/A      7.68
   Allocation
AST T. Rowe Price Global Bond       -6.34    -5.60     -1.46      N/A       0.72          1.16     -3.58     -0.72      N/A      0.72
AST Federated High Yield            -8.82    -6.11     -0.73      N/A       2.91         -1.32     -4.08     -0.02      N/A      2.91
AST Lord Abbett Bond-Debenture      -5.97     N/A       N/A       N/A       -3.15         1.53      N/A       N/A       N/A      2.33
AST PIMCO Total Return Bond         -0.22     3.05      5.51      N/A       5.54          7.28      4.75      6.07      N/A      5.54
AST PIMCO Limited Maturity          -1.10     3.32      4.44      N/A       4.50          6.40      5.01      5.02      N/A      4.67
  Bond

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
MV Emerging Markets                -15.82    -0.22     -9.79      N/A       -8.01        -8.32      1.59     -8.76      N/A      -7.37

WFVT Equity Value                  -15.26    -4.57      N/A       N/A       -4.78        -7.76     -2.60      N/A       N/A      -3.41
WFVT Equity Income                 -14.30     N/A       N/A       N/A       -5.42        -6.80      N/A       N/A       N/A      -2.87

Rydex Nova                         -32.20     N/A       N/A       N/A      -18.24        -24.70     N/A       N/A       N/A     -15.44
Rydex Ursa                          5.82      N/A       N/A       N/A       5.30         13.32      N/A       N/A       N/A      7.17
Rydex OTC                          -43.63     N/A       N/A       N/A      -17.00        -36.13     N/A       N/A       N/A     -14.26

INVESCO VIF Dynamics               -39.65     N/A       N/A       N/A       -7.50        -32.15     N/A       N/A       N/A      -4.81
INVESCO VIF Technology             -54.12     N/A       N/A       N/A      -20.06        -46.62     N/A       N/A       N/A     -16.87
INVESCO VIF Health Sciences        -21.36     N/A       N/A       N/A       8.68         -13.86     N/A       N/A       N/A      10.91
INVESCO VIF Financial Services     -18.70     N/A       N/A       N/A       8.25         -11.20     N/A       N/A       N/A      10.49
INVESCO VIF                        -62.18     N/A       N/A       N/A      -30.73        -54.68     N/A       N/A       N/A     -26.97
  Telecommunications

Evergreen VA Global Leaders        -22.19     N/A       N/A       N/A       -7.40        -14.69     N/A       N/A       N/A      -4.71
Evergreen VA Special Equity        -16.95     N/A       N/A       N/A       -2.71        -9.45      N/A       N/A       N/A      -0.17
Evergreen VA Omega                 -23.54     N/A       N/A       N/A      -23.48        -16.04     N/A       N/A       N/A     -19.21

ProFund VP Europe 30               -32.73     N/A       N/A       N/A      -13.23        -25.23     N/A       N/A       N/A     -10.33
ProFund VP OTC                       N/A      N/A       N/A       N/A      -88.29         N/A       N/A       N/A       N/A     -80.79
ProFund VP UltraSmall-Cap          -16.46     N/A       N/A       N/A      -10.64        -8.96      N/A       N/A       N/A      -7.83
ProFund VP UltraOTC                -76.68     N/A       N/A       N/A      -59.61        -69.18     N/A       N/A       N/A     -52.86
ProFund VP Bear                      N/A      N/A       N/A       N/A      -69.07         N/A       N/A       N/A       N/A     -61.57
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -82.61         N/A       N/A       N/A       N/A     -75.11
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -79.62         N/A       N/A       N/A       N/A     -72.12
ProFund VP Energy                    N/A      N/A       N/A       N/A      -76.89         N/A       N/A       N/A       N/A     -69.39
ProFund VP Financial                 N/A      N/A       N/A       N/A      -76.79         N/A       N/A       N/A       N/A     -69.29
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -76.34         N/A       N/A       N/A       N/A     -68.84
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -71.64         N/A       N/A       N/A       N/A     -64.14
ProFund VP Technology                N/A      N/A       N/A       N/A      -87.81         N/A       N/A       N/A       N/A     -80.31
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -83.86         N/A       N/A       N/A       N/A     -76.36
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -80.44         N/A       N/A       N/A       N/A     -72.94

First Trust(R)10 Uncommon Values    -44.08     N/A       N/A       N/A      -45.26        -36.58     N/A       N/A       N/A     -39.55

SP Jennison International Growth     N/A      N/A       N/A       N/A      -33.62         N/A       N/A       N/A       N/A     -26.12
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

The Standard Total Return and the Non-standard total Return (assuming no CDSC) for PSA sub-accounts are as follows:

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC with                    (Assuming no CDSC with maintenance fees)
                                                 maintenance fees)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -30.88    -5.58      3.69      5.93      7.22         -23.88    -3.75      4.21     5.93      7.22
AST Janus Overseas Growth          -31.66    -1.44      N/A       N/A       5.71         -24.66     0.24      N/A       N/A      6.19
AST American Century               -35.34    -2.94      N/A       N/A       4.58         -28.34    -1.20      N/A       N/A      5.08
  International Growth
AST DeAM International Equity      -40.21    -6.87     -1.81      N/A       0.92         -33.21    -4.98     -1.17      N/A      1.06
AST MFS Global Equity              -18.29               N/A       N/A       -7.45        -11.29               N/A       N/A      -5.00
AST PBHG Small-Cap Growth          -14.84     2.36      3.12      N/A       8.88         -7.84      3.93      3.64      N/A      8.88
AST DeAM Small-Cap Growth          -36.47     N/A       N/A       N/A       -7.42        -29.47     N/A       N/A       N/A      -5.51
AST Federated Aggressive Growth    -28.78     N/A       N/A       N/A      -30.42        -21.78     N/A       N/A       N/A     -25.05
AST Goldman Sachs Small-Cap         1.30     14.00      N/A       N/A       10.09         8.30     15.27      N/A       N/A      10.83
  Value
AST Gabelli Small-Cap Value         -1.59     6.40      N/A       N/A       6.57          5.41      7.85      N/A       N/A      7.03
AST Janus Mid-Cap Growth           -48.05     N/A       N/A       N/A      -48.79        -41.05     N/A       N/A       N/A     -43.36
AST NB Mid-Cap Growth              -33.88    -2.11      5.72      N/A       9.22         -26.88    -0.40      6.20      N/A      9.22
AST NB Mid-Cap Value               -11.44     6.27      7.99      N/A       8.37         -4.44      7.72      8.43      N/A      8.37
AST Alger All-Cap Growth           -24.89     N/A       N/A       N/A      -29.84        -17.89     N/A       N/A       N/A     -25.68
AST Gabelli All-Cap Value          -10.61     N/A       N/A       N/A       -7.64        -3.61      N/A       N/A       N/A      -2.54
AST T. Rowe Price Natural           -7.77    14.85      6.27      N/A       10.56        -0.77     16.10      6.74      N/A      10.65
  Resources
AST Alliance Growth                -22.97    -3.72      5.52      N/A       6.60         -15.97    -1.95      6.00      N/A      6.86
AST MFS Growth                     -29.83     N/A       N/A       N/A      -12.20        -22.83     N/A       N/A       N/A      -9.59
AST Marsico Capital Growth         -29.85    -2.39      N/A       N/A       7.57         -22.85    -0.67      N/A       N/A      8.16
AST JanCap Growth                  -39.67    -13.39     7.57      N/A       11.71        -32.67    -11.23     8.02      N/A      11.71
AST DeAM Large-Cap Value           -13.91     N/A       N/A       N/A      -12.41        -6.91      N/A       N/A       N/A      -7.26
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A      -10.75         N/A       N/A       N/A       N/A      -3.75
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -6.59         N/A       N/A       N/A       N/A      0.41
AST Cohen & Steers Realty           -5.65     6.85      N/A       N/A       0.28          1.35      8.29      N/A       N/A      1.26
AST Sanford Bernstein Managed      -18.33    -3.39      N/A       N/A       3.78         -11.33    -1.63      N/A       N/A      4.66
  Index 500
AST American Century Income &      -16.77    -3.05      N/A       N/A       4.60         -9.77     -1.31      N/A       N/A      5.10
  Growth
AST Alliance Growth and Income      -8.93     3.74      9.15      N/A       11.24        -1.93      5.27      9.56      N/A      11.24
AST MFS Growth with Income         -23.70     N/A       N/A       N/A       -8.98        -16.70     N/A       N/A       N/A      -6.48
AST INVESCO Capital Income         -16.92    -0.89      6.33      N/A       8.88         -9.92      0.78      6.80      N/A      8.88
AST DeAM Global Allocation         -20.02    -2.53      4.32      N/A       6.53         -13.02    -0.80      4.82      N/A      6.53
AST American Century Strategic     -12.20    -1.44      N/A       N/A       5.65         -5.20      0.25      N/A       N/A      6.13
  Balanced
AST T. Rowe Price Asset            -13.18    -1.70      5.88      N/A       7.68         -6.18     -0.01      6.35      N/A      7.68
   Allocation
AST T. Rowe Price Global Bond       -5.84    -5.41     -1.35      N/A       0.72          1.16     -3.58     -0.72      N/A      0.72
AST Federated High Yield            -8.32    -5.93     -0.63      N/A       2.91         -1.32     -4.08     -0.02      N/A      2.91
AST Lord Abbett Bond-Debenture      -5.47     N/A       N/A       N/A       -2.72         1.53      N/A       N/A       N/A      2.33
AST PIMCO Total Return Bond         0.28      3.21      5.59      N/A       5.54          7.28      4.75      6.07      N/A      5.54
AST PIMCO Limited Maturity          -0.60     3.48      4.52      N/A       4.55          6.40      5.01      5.02      N/A      4.67
  Bond

MV Emerging Markets                -15.32    -0.05     -9.64      N/A       -7.88        -8.32      1.59     -8.76      N/A      -7.37

WFVT Equity Value                  -14.76    -4.39      N/A       N/A       -4.62        -7.76     -2.60      N/A       N/A      -3.41
WFVT Equity Income                 -13.80     N/A       N/A       N/A       -5.18        -6.80      N/A       N/A       N/A      -2.87

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
Rydex Nova                         -31.70     N/A       N/A       N/A      -17.98        -24.70     N/A       N/A       N/A     -15.44
Rydex Ursa                          6.32      N/A       N/A       N/A       5.48         13.32      N/A       N/A       N/A      7.17
Rydex OTC                          -43.13     N/A       N/A       N/A      -16.75        -36.13     N/A       N/A       N/A     -14.26
                                              N/A       N/A       N/A                               N/A       N/A       N/A
INVESCO VIF Dynamics               -39.15     N/A       N/A       N/A       -7.25        -32.15     N/A       N/A       N/A      -4.81
INVESCO VIF Technology             -53.62     N/A       N/A       N/A      -19.77        -46.62     N/A       N/A       N/A     -16.87
INVESCO VIF Health Sciences        -20.86     N/A       N/A       N/A       8.88         -13.86     N/A       N/A       N/A      10.91
INVESCO VIF Financial Services     -18.20     N/A       N/A       N/A       8.46         -11.20     N/A       N/A       N/A      10.49
INVESCO VIF                        -61.68     N/A       N/A       N/A      -30.37        -54.68     N/A       N/A       N/A     -26.97
  Telecommunications

Evergreen VA Global Leaders        -21.69     N/A       N/A       N/A       -7.15        -14.69     N/A       N/A       N/A      -4.71
Evergreen VA Special Equity        -16.45     N/A       N/A       N/A       -2.47        -9.45      N/A       N/A       N/A      -0.17
Evergreen VA Omega                 -23.04     N/A       N/A       N/A      -23.15        -16.04     N/A       N/A       N/A     -19.21

ProFund VP Europe 30               -32.23     N/A       N/A       N/A      -12.96        -25.23     N/A       N/A       N/A     -10.33
ProFund VP OTC                       N/A      N/A       N/A       N/A      -87.79         N/A       N/A       N/A       N/A     -80.79
ProFund VP UltraSmall-Cap          -15.96     N/A       N/A       N/A      -10.38        -8.96      N/A       N/A       N/A      -7.83
ProFund VP UltraOTC                -76.18     N/A       N/A       N/A      -58.94        -69.18     N/A       N/A       N/A     -52.86
ProFund VP Bear                      N/A      N/A       N/A       N/A      -68.57         N/A       N/A       N/A       N/A     -61.57
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -82.11         N/A       N/A       N/A       N/A     -75.11
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -79.12         N/A       N/A       N/A       N/A     -72.12
ProFund VP Energy                    N/A      N/A       N/A       N/A      -76.39         N/A       N/A       N/A       N/A     -69.39
ProFund VP Financial                 N/A      N/A       N/A       N/A      -76.29         N/A       N/A       N/A       N/A     -69.29
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -75.84         N/A       N/A       N/A       N/A     -68.84
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -71.14         N/A       N/A       N/A       N/A     -64.14
ProFund VP Technology                N/A      N/A       N/A       N/A      -87.31         N/A       N/A       N/A       N/A     -80.31
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -83.36         N/A       N/A       N/A       N/A     -76.36
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -79.94         N/A       N/A       N/A       N/A     -72.94

First Trust(R)10 Uncommon Values    -43.58     N/A       N/A       N/A      -44.81        -36.58     N/A       N/A       N/A     -39.55

SP Jennison International Growth     N/A      N/A       N/A       N/A      -33.12         N/A       N/A       N/A       N/A     -26.12
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

The Standard Total Return and the Non-standard total Return (assuming no CDSC) for Alliance sub-accounts are as follows:

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -31.38    -5.77      3.60      5.93      7.22         -23.88    -3.75      4.21     5.93      7.22
AST Janus Overseas Growth          -32.16    -1.61      N/A       N/A       5.63         -24.66     0.24      N/A       N/A      6.19
AST American Century               -35.84    -3.11      N/A       N/A       4.50         -28.34    -1.20      N/A       N/A      5.08
  International Growth
AST DeAM International Equity      -40.71    -7.06     -1.92      N/A       0.85         -33.21    -4.98     -1.17      N/A      1.06
AST MFS Global Equity              -18.79     N/A       N/A       N/A       -7.70        -11.29     N/A       N/A       N/A      -5.00
AST PBHG Small-Cap Growth          -15.34     2.20      3.03      N/A       8.88         -7.84      3.93      3.64      N/A      8.88
AST DeAM Small-Cap Growth          -36.97     N/A       N/A       N/A       -7.62        -29.47     N/A       N/A       N/A      -5.51
AST Federated Aggressive Growth    -29.28     N/A       N/A       N/A      -30.87        -21.78     N/A       N/A       N/A     -25.05
AST Goldman Sachs Small-Cap         0.80     13.87      N/A       N/A       9.99          8.30     15.27      N/A       N/A      10.83
  Value
AST Gabelli Small-Cap Value         -2.09     6.25      N/A       N/A       6.49          5.41      7.85      N/A       N/A      7.03
AST Janus Mid-Cap Growth           -48.55     N/A       N/A       N/A      -49.26        -41.05     N/A       N/A       N/A     -43.36
AST NB Mid-Cap Growth              -34.38    -2.29      5.64      N/A       9.22         -26.88    -0.40      6.20      N/A      9.22
AST NB Mid-Cap Value               -11.94     6.12      7.92      N/A       8.37         -4.44      7.72      8.43      N/A      8.37
AST Alger All-Cap Growth           -25.39     N/A       N/A       N/A      -30.19        -17.89     N/A       N/A       N/A     -25.68
AST Gabelli All-Cap Value          -11.11     N/A       N/A       N/A       -8.07        -3.61      N/A       N/A       N/A      -2.54
AST T. Rowe Price Natural           -8.27    14.73      6.19      N/A       10.52        -0.77     16.10      6.74      N/A      10.65
  Resources
AST Alliance Growth                -23.47    -3.90      5.44      N/A       6.53         -15.97    -1.95      6.00      N/A      6.86
AST MFS Growth                     -30.33     N/A       N/A       N/A      -12.46        -22.83     N/A       N/A       N/A      -9.59
AST Marsico Capital Growth         -30.35    -2.56      N/A       N/A       7.47         -22.85    -0.67      N/A       N/A      8.16
AST JanCap Growth                  -40.17    -13.62     7.50      N/A       11.71        -32.67    -11.23     8.02      N/A      11.71
AST DeAM Large-Cap Value           -14.41     N/A       N/A       N/A      -12.84        -6.91      N/A       N/A       N/A      -7.26
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A      -11.25         N/A       N/A       N/A       N/A      -3.75
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -7.09         N/A       N/A       N/A       N/A      0.41
AST Cohen & Steers Realty           -6.15     6.70      N/A       N/A       0.15          1.35      8.29      N/A       N/A      1.26
AST Sanford Bernstein Managed      -18.83    -3.57      N/A       N/A       3.67         -11.33    -1.63      N/A       N/A      4.66
  Index 500
AST American Century Income &      -17.27    -3.23      N/A       N/A       4.52         -9.77     -1.31      N/A       N/A      5.10
  Growth
AST Alliance Growth and Income      -9.43     3.59      9.07      N/A       11.24        -1.93      5.27      9.56      N/A      11.24
AST MFS Growth with Income         -24.20     N/A       N/A       N/A       -9.24        -16.70     N/A       N/A       N/A      -6.48
AST INVESCO Capital Income         -17.42    -1.06      6.26      N/A       8.88         -9.92      0.78      6.80      N/A      8.88
AST DeAM Global Allocation         -20.52    -2.70      4.23      N/A       6.53         -13.02    -0.80      4.82      N/A      6.53
AST American Century Strategic     -12.70    -1.61      N/A       N/A       5.57         -5.20      0.25      N/A       N/A      6.13
  Balanced
AST T. Rowe Price Asset            -13.68    -1.87      5.80      N/A       7.68         -6.18     -0.01      6.35      N/A      7.68
   Allocation
AST T. Rowe Price Global Bond       -6.34    -5.60     -1.46      N/A       0.72          1.16     -3.58     -0.72      N/A      0.72
AST Federated High Yield            -8.82    -6.11     -0.73      N/A       2.91         -1.32     -4.08     -0.02      N/A      2.91
AST Lord Abbett Bond-Debenture      -5.97     N/A       N/A       N/A       -3.15         1.53      N/A       N/A       N/A      2.33
AST PIMCO Total Return Bond         -0.22     3.05      5.51      N/A       5.54          7.28      4.75      6.07      N/A      5.54
AST PIMCO Limited Maturity          -1.10     3.32      4.44      N/A       4.50          6.40      5.01      5.02      N/A      4.67
  Bond
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

The Standard Total Return and the Non-standard Total Return for the ASAP Sub-accounts outside of the State of New York are as follows:

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                     (Assuming no CDSC with maintenance fees)
                                                 maintenance fees)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -31.38    -5.96      3.52      5.93      7.22         -23.88    -3.75      4.21     5.93      7.22
AST Janus Overseas Growth          -32.16    -1.79      N/A       N/A       5.55         -24.66     0.24      N/A       N/A      6.19
AST American Century               -35.84    -3.29      N/A       N/A       4.42         -28.34    -1.20      N/A       N/A      5.08
  International Growth
AST DeAM International Equity      -40.71    -7.25     -2.02      N/A       0.78         -33.21    -4.98     -1.17      N/A      1.06
AST MFS Global Equity              -18.79               N/A       N/A       -7.95        -11.29     N/A       N/A       N/A      -5.00
AST PBHG Small-Cap Growth          -15.34     2.04      2.94      N/A       8.88         -7.84      3.93      3.64      N/A      8.88
AST DeAM Small-Cap Growth          -36.97     N/A       N/A       N/A       -7.81        -29.47     N/A       N/A       N/A      -5.51
AST Federated Aggressive Growth    -29.28     N/A       N/A       N/A      -31.32        -21.78     N/A       N/A       N/A     -25.05
AST Goldman Sachs Small-Cap         0.80     13.75      N/A       N/A       9.90          8.30     15.27      N/A       N/A      10.83
  Value
AST Gabelli Small-Cap Value         -2.09     6.10      N/A       N/A       6.41          5.41      7.85      N/A       N/A      7.03
AST Janus Mid-Cap Growth           -48.55     N/A       N/A       N/A      -49.74        -41.05     N/A       N/A       N/A     -43.36
AST NB Mid-Cap Growth              -34.38    -2.46      5.56      N/A       9.22         -26.88    -0.40      6.20      N/A      9.22
AST NB Mid-Cap Value               -11.94     5.97      7.84      N/A       8.37         -4.44      7.72      8.43      N/A      8.37
AST Alger All-Cap Growth           -25.39     N/A       N/A       N/A      -30.55        -17.89     N/A       N/A       N/A     -25.68
AST Gabelli All-Cap Value          -11.11     N/A       N/A       N/A       -8.49        -3.61      N/A       N/A       N/A      -2.54
AST T. Rowe Price Natural           -8.27    14.60      6.11      N/A       10.48        -0.77     16.10      6.74      N/A      10.65
  Resources
AST Alliance Growth                -23.47    -4.08      5.36      N/A       6.47         -15.97    -1.95      6.00      N/A      6.86
AST MFS Growth                     -30.33               N/A       N/A      -12.73        -22.83     N/A       N/A       N/A      -9.59
AST Marsico Capital Growth         -30.35    -2.74      N/A       N/A       7.37         -22.85    -0.67      N/A       N/A      8.16
AST JanCap Growth                  -40.17    -13.84     7.42      N/A       11.71        -32.67    -11.23     8.02      N/A      11.71
AST DeAM Large-Cap Value           -14.41     N/A       N/A       N/A      -13.27        -6.91      N/A       N/A       N/A      -7.26
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A      -11.25         N/A       N/A       N/A       N/A      -3.75
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -7.09         N/A       N/A       N/A       N/A      0.41
AST Cohen & Steers Realty           -6.15     6.56      N/A       N/A       0.03          1.35      8.29      N/A       N/A      1.26
AST Sanford Bernstein Managed      -18.83    -3.75      N/A       N/A       3.55         -11.33    -1.63      N/A       N/A      4.66
  Index 500
AST American Century Income &      -17.27    -3.40      N/A       N/A       4.43         -9.77     -1.31      N/A       N/A      5.10
  Growth
AST Alliance Growth and Income      -9.43     3.43      9.00      N/A       11.24        -1.93      5.27      9.56      N/A      11.24
AST MFS Growth with Income         -24.20     N/A       N/A       N/A       -9.49        -16.70     N/A       N/A       N/A      -6.48
AST INVESCO Capital Income         -17.42    -1.23      6.18      N/A       8.88         -9.92      0.78      6.80      N/A      8.88
AST DeAM Global Allocation         -20.52    -2.88      4.15      N/A       6.53         -13.02    -0.80      4.82      N/A      6.53
AST American Century Strategic     -12.70    -1.78      N/A       N/A       5.49         -5.20      0.25      N/A       N/A      6.13
  Balanced
AST T. Rowe Price Asset            -13.68    -2.05      5.72      N/A       7.68         -6.18     -0.01      6.35      N/A      7.68
   Allocation
AST T. Rowe Price Global Bond       -6.34    -5.78     -1.56      N/A       0.72          1.16     -3.58     -0.72      N/A      0.72
AST Federated High Yield            -8.82    -6.30     -0.84      N/A       2.91         -1.32     -4.08     -0.02      N/A      2.91
AST Lord Abbett Bond-Debenture      -5.97     N/A       N/A       N/A       -3.57         1.53      N/A       N/A       N/A      2.33
AST PIMCO Total Return Bond         -0.22     2.90      5.43      N/A       5.54          7.28      4.75      6.07      N/A      5.54
AST PIMCO Limited Maturity          -1.10     3.16      4.35      N/A       4.44          6.40      5.01      5.02      N/A      4.67
  Bond

MV Emerging Markets                -15.82    -0.39     -9.95      N/A       -8.14        -8.32      1.59     -8.76      N/A      -7.37

WFVT Equity Value                  -15.26    -4.76      N/A       N/A       -4.93        -7.76     -2.60      N/A       N/A      -3.41
WFVT Equity Income                 -14.30     N/A       N/A       N/A       -5.66        -6.80      N/A       N/A       N/A      -2.87

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years              to Date
                                                                                                                      Years
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
Rydex Nova                         -32.20     N/A       N/A       N/A      -18.51        -24.70     N/A       N/A       N/A     -15.44
Rydex Ursa                          5.82      N/A       N/A       N/A       5.13         13.32      N/A       N/A       N/A      7.17
Rydex OTC                          -43.63     N/A       N/A       N/A      -17.26        -36.13     N/A       N/A       N/A     -14.26

INVESCO VIF Dynamics               -39.65     N/A       N/A       N/A       -7.75        -32.15     N/A       N/A       N/A      -4.81
INVESCO VIF Technology             -54.12     N/A       N/A       N/A      -20.36        -46.62     N/A       N/A       N/A     -16.87
INVESCO VIF Health Sciences        -21.36     N/A       N/A       N/A       8.47         -13.86     N/A       N/A       N/A      10.91
INVESCO VIF Financial Services     -18.70     N/A       N/A       N/A       8.04         -11.20     N/A       N/A       N/A      10.49
INVESCO VIF                        -62.18     N/A       N/A       N/A      -31.08        -54.68     N/A       N/A       N/A     -26.97
  Telecommunications

Evergreen VA Global Leaders        -22.19     N/A       N/A       N/A       -7.65        -14.69     N/A       N/A       N/A      -4.71
Evergreen VA Special Equity        -16.95     N/A       N/A       N/A       -2.94        -9.45      N/A       N/A       N/A      -0.17
Evergreen VA Omega                 -23.54     N/A       N/A       N/A      -23.82        -16.04     N/A       N/A       N/A     -19.21

ProFund VP Europe 30               -32.73     N/A       N/A       N/A      -13.50        -25.23     N/A       N/A       N/A     -10.33
ProFund VP OTC                       N/A      N/A       N/A       N/A      -88.29         N/A       N/A       N/A       N/A     -80.79
ProFund VP UltraSmall-Cap          -16.46     N/A       N/A       N/A      -10.90        -8.96      N/A       N/A       N/A      -7.83
ProFund VP UltraOTC                -76.68     N/A       N/A       N/A      -60.29        -69.18     N/A       N/A       N/A     -52.86
ProFund VP Bear                      N/A      N/A       N/A       N/A      -69.07         N/A       N/A       N/A       N/A     -61.57
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -82.61         N/A       N/A       N/A       N/A     -75.11
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -79.62         N/A       N/A       N/A       N/A     -72.12
ProFund VP Energy                    N/A      N/A       N/A       N/A      -76.89         N/A       N/A       N/A       N/A     -69.39
ProFund VP Financial                 N/A      N/A       N/A       N/A      -76.79         N/A       N/A       N/A       N/A     -69.29
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -76.34         N/A       N/A       N/A       N/A     -68.84
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -71.64         N/A       N/A       N/A       N/A     -64.14
ProFund VP Technology                N/A      N/A       N/A       N/A      -87.81         N/A       N/A       N/A       N/A     -80.31
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -83.86         N/A       N/A       N/A       N/A     -76.36
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -80.44         N/A       N/A       N/A       N/A     -72.94

First Trust(R)10 Uncommon Values    -44.08     N/A       N/A       N/A      -45.72        -36.58     N/A       N/A       N/A     -39.55

SP Jennison International Growth     N/A      N/A       N/A       N/A      -33.62         N/A       N/A       N/A       N/A     -26.12
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each subsequent  period is the net investment  factor for that period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation  Period
applies to each day in the period.  The net  investment  factor is an index that measures the  investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next.  The net  investment  factor for a Valuation  Period is: (a)
divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by that  Sub-account  at the end of the current  Valuation  Period plus the per share  amount of any  dividend  or  capital  gain  distribution  declared  and unpaid  (accrued)  by the
                  Portfolio; plus or minus

2.       any per share  charge or credit  during the  Valuation  Period as a  provision  for taxes  attributable  to the  operation  or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by that  Sub-account at the end of the preceding  Valuation Period plus the per share  amount of any  dividend  or  capital  gain  distribution  declared  and unpaid  (accrued)  by the
                  Portfolio; plus or minus

2.       any per share charge or credit during the preceding  Valuation  Period as a provision for taxes  attributable to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each  Sub-account  at their fair market value in accordance  with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent  permitted  by law, we reserve the right at any time to offer  Guarantee  Periods with  durations  that differ from those which  were  available  when your  Annuity  was  issued.  We also  reserve  the right at any time to stop  accepting  new  allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable during the various  Guarantee  Periods offered.  Declared rates are effective annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period begins.  The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its
Maturity Date, when we confirm the allocation.  We declare interest rates applicable to new Fixed  Allocations from  time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest  at a rate not less than the rate we are then  crediting  to Fixed
Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rates we credit are  subject to a minimum.  We may  declare a higher  rate.  The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The  index is based  on the  published  rate for  certificates  of  indebtedness  (bills,  notes  or  bonds,  depending  on the term of indebtedness)  of the United States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term  (length  of time from  issuance  to  maturity)  of the  certificates  of indebtedness  upon which the index is based is the same as the duration of the Guarantee  Period.  If no  certificates  of indebtedness are available for such term,  the next shortest term is used. If the United  States  Treasury's  auction  program is  discontinued,  we will substitute  indexes which in our opinion are comparable.  If required,  implementation of such substitute  indexes will be subject to approval by the SEC and the Insurance  Department of the  jurisdiction  in which your Annuity was delivered.  (For Annuities  issued as  certificates of  participation  in a group contract,  it is our  expectation  that approval of only the  jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change.  However, such a change will affect the MVA.

We have no specific  formula for  determining  the interest  rates we declare.  Rates may differ  between  classes and between types of annuities we offer,  even for guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for
Fixed  Allocations  to reflect the returns  available on the type of  investments  we make to support the various  classes of annuities supported  by the assets in  Separate  Account D.  However,  we may also take into  consideration  in  determining  rates such  factors including,  but not limited to, the durations  offered by the annuities  supported by the assets in Separate  Account D, regulatory and tax requirements,  the liquidity of the secondary markets for the type of investments we make,  commissions,  administrative  expenses, investment  expenses,  our insurance risks in relation to Fixed  Allocations,  general economic trends and competition.  OUR MANAGEMENT
MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
A MVA is used to determine the Account  Value of each Fixed  Allocation.  The formula used to determine  the MVA is applied  separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account  Value is being  determined.
Current Rates and available Guarantee Periods may be found in the Prospectus.

The formula is:

                                                          [(1+I) / (1+J)]N/12

                                                                where:

                  I is the interest rate being credited to the Fixed Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of annuities at the time of the  withdrawal  for a new
                  Fixed  Allocation  with a Guarantee  Period equal to the remaining  number of years  (rounded to the next higher  integer  when  occurring  on other than an  anniversary  of the  beginning of the Fixed
                  Allocation's Guarantee Period) in your original Guarantee Period;

                  N is the  number of months  (rounded  to the next  higher  integer  when  occurring  on other than a monthly  anniversary of the beginning of the guarantee Period)  remaining in the original  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in determining a Fixed  Allocation's  Account Value on its Maturity Date,  and, where required by law, the 30 days prior to the Maturity Date.  The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective  of the above, we apply certain  formulas to determine "I" and "J" when we do not offer Guarantee  Periods with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your class of Annuities  with durations that are both shorter and longer than the Remaining
         Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with durations that are both longer and shorter than the
         Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the Moody's
         Corporate Bond Yield Average - Monthly Average Corporates (the "Average"),  as published by Moody's Investor  Services,  Inc., its  successor,  or an equivalent  service should such Average no longer be published by Moody's.  For  determining I, we will use the Average  published on or immediately  prior to the start of the applicable  Guarantee  Period.  For  determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed  Allocation's  Account Value on its Maturity Date,  and, where required by law, the 30 days prior to the Maturity  Date.  If we are not  offering a Guarantee  Period with a duration  equal to the number of years  remaining in a Fixed
Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are  expected to be sensitive  to interest  rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There  would be a downward  adjustment  when the  applicable  Current  Rate plus 0.10  percent of  interest  exceeds the rate credited to the Fixed  Allocation  and an upward  adjustment  when the  applicable  Current  Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right,  from time to time, to determine the MVA using an interest rate lower than the Current Rate for all  transactions applicable to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if  transactions  to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
You have voting  rights in relation to Account  Value  maintained  in the  Sub-accounts.  You do not have voting  rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable to assets held in the  Sub-accounts  solely for us rather than on behalf of Owners,  or any share as to  which  we have  not  received  instructions,  in the same  manner  and  proportion  as the  shares  for  which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined as of the record date for such  underlying  mutual fund or portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following  matters:  (a) changes to the board of trustees or board of directors,  as applicable;
(b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy; (d) any other matter requiring a vote of the  shareholders;  and (e)  approval of changes to the  investment  advisory  agreement  or adoption of a new  investment  advisory agreement.  American Skandia Trust (the "Trust") has obtained an exemption from the SEC that permits its investment  adviser,  American
Skandia  Investment  Services,  Incorporated  ("ASISI"),  subject  to  approval  by the  Board of  Trustees  of the  Trust,  to  change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder  approval of the changes.
This  exemption  (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the
Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the  investment  advisory  agreement,  approval of a new  investment  advisory  agreement or any change in fundamental  investment  policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the  applicable  underlying  mutual fund  portfolio will instruct us how to vote on the matter,  pursuant to the  requirements  of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to do any or all of the  following:  (a)  combine a  Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate  offering certain  Guarantee  Periods for new or renewing Fixed  Allocations;  (d) combine Separate  Account D with other  "non-unitized"  separate  accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate  Separate  Account B as a management  investment  company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act of
1934 or the  Investment  Company Act; (h) make  changes that are  necessary to maintain the tax status of your Annuity  under the Code;
(i) make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity contracts;  and (j)
discontinue offering any Sub-account at any time.

Also, from time to time, we may make additional  Sub-accounts  available to you. These  Sub-accounts  will invest in underlying  mutual funds or  portfolios  of underlying  mutual funds we believe to be suitable for the Annuity.  We may or may not make a new  Sub-account available to invest in any new  portfolio of one of the current  underlying  mutual funds should such a portfolio be made  available to
Separate Account B.

We may eliminate  Sub-accounts,  combine two or more  Sub-accounts or substitute one or more new underlying  mutual funds or portfolios for the one in which a Sub-account  is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or portfolio no longer  suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the  investment objectives or restrictions of an underlying  mutual fund or portfolio,  or because the underlying mutual fund or portfolio is no longer available for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance  department of our state of domicile,  if so required by law,  before making such a  substitution,  deletion or addition.  We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we  determine  to be  associated  with the class of contracts to which your Annuity belongs,  to another "unitized"  separate account.  We also reserve the right to transfer assets of Separate Account
D which we determine to be associated with the class of contracts to which your annuity  belongs,  to another  "non-unitized"  separate account.  We will notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse  your
Annuity to reflect the change.

Deferral of Transactions
We may defer any  distribution  or transfer from a Fixed  Allocation  or an annuity  payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution  from any  Sub-account  or any  transfer  from a  Sub-account  for a period not to exceed 7 calendar  days from the date the  transaction  is effected.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
If there has been a  misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum  death  benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments by us will be remedied on the next payment  following  correction;  and (b) any  overpayments  by us will be charged  against future amounts payable by us under your
Annuity.

Ending the Offer
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity  options  available that provide fixed annuity  payments,  variable  payments or adjustable  payments.  Fixed options  provide the same  amount with each  payment.  Variable  options  generally  provide a payment  which may  increase or decrease depending on the investment  performance of the  Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is periodically  adjusted based on current  interest rates. We do not guarantee to make all annuity payment options available in the future.

When you  purchase an Annuity,  or at a later date,  you may choose an Annuity  Date,  an annuity  option and the  frequency of annuity payments.  You may change your  choices up to 30 days before the  Annuity  Date.  A maximum  Annuity  Date may be required by law.  Any change to these  options must be in writing.  The Annuity Date may depend on the annuity  option you choose.  Certain  annuity  options may not be available  depending on the age of the  Annuitant.  You may not  annuitize  and receive  annuity  payments  within the first
Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this section) is the person or persons upon whose life annuity  payments are based. No additional  annuity  payments are made after the death of the key life.  Since no minimum number of payments is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one  payment  will be payable if the death of the key life occurs before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This option is  currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum number of payments is  guaranteed  under this option.  It is possible that only one payment will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death  benefits  would be payable.  This option is currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary until the end of such  period.  This option is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this  option,  you can request  partial or full  surrender  of the annuity and receive its then current cash value (if any)
subject to our rules.

Option 4
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary to the end of such period.
Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the Insurance
Charge  assessed to cover the risk that key lives  outlive our  expectations  provides no benefit to an Owner  selecting  this  option.
Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
Variable Payments for Life with a Cash Value:  Under this option,  benefits are payable  periodically  until the death of the key life.
Benefits may increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also  varies  with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile  investment performance so that negative  investment  performance  does not  automatically  result in a decrease in the annuity payment each month, and positive  investment  performance  does not  automatically  result in an increase in the annuity  payment  each month.  The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except that,  while the key life is alive,  the annuity  payment will not be less than a guaranteed  amount,  which  generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment  frequency you select.  Generally,  the first annuity  payment is determined by  multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply, by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where required by law or regulation,  such annuity table will have rates that do not differ according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three  different  types of variable  annuity  payment  options.  The first annuity  payment will be calculated  based upon the assumed  investment  return  ("AIR").  You  select the AIR  before we start to make  annuity  payments.  You will not  receive  annuity payments  until you choose an AIR.  The  remaining  annuity  payments  will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other factors  described  below.  The greater the AIR, the greater the first annuity  payment.  A higher
AIR may result in smaller  potential growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.  Within payment options 1-3, if the Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first annuity payment.  If the  Sub-accounts you choose perform better than the AIR, then subsequent  annuity payments will be higher than the first. If the  Sub-accounts  you choose perform worse than the AIR, then subsequent  annuity  payments will be lower than the first.  Within  payment  option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive are  adjusted  based on the  performance  of the
Sub-accounts  relative to the AIR; however,  subsequent annuity payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the Annuitant,  for a Certain Period,  or for the life of the Annuitant and a Certain  Period.  Annuity  payments  terminate when the Annuitant dies, the Certain Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the
         Account Value reduced by any applicable  premium tax, the length of any Certain Period,  the payout option  selected,  and the
         Unit Value of the  Sub-accounts  you  initially  selected  on the  Annuity  Date.  The number of Units also will depend on the
         Annuitant's  age and gender (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.  Other than to fund Annuity  Payments,  the number of Units  allocated to each  Sub-account  will not change unless you transfer among the
         Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account and multiplying  them by the Unit Value of each Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion  the Annuity  Payment  Amount from the  immediate  impact of  Sub-account performance  through a  "stabilization"  process.  This means that positive  market  performance  will not always increase the
         Annuity  Payment  Amount,  and  negative  market  performance  will not  always  decrease  the  Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the  Inheritance  Period while  generally  maintaining a level  Annuity  Payment
         Amount.  When values under the Annuity  exceed a trigger,  then an Adjustment is made to increase the Annuity  Payment  Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitants and will depend on the Benchmark  Rate, the
         Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment  Date is the date each month  annuity  payments  are  payable.  This date is the same day of the month as the
         Annuity  Date which may be any date  chosen by you between the 1st and the 28th day of the month.  The  Annuity  Payment  Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an  assumed  rate of return  used in  determining  the  Annuity  Factors  and the  Schedule  of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently 4%. The Benchmark  Rate for Annuity  Option 6 is currently 3%. We may use a different rate for different  classes of purchasers.  The Benchmark Rate is set forth in the  supplemental  contract  material which you receive upon annuitization.

         Cash Value  Trigger  is an amount we use to  determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value Trigger is a percentage of the Account Value on the Annuity Date
         (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each  allocation to a  Sub-account,  plus any earnings and any  adjustments  made based on whether the Annuitant(s) is alive and/or less any losses,  distributions,  and charges thereon.  Income Base is determined  separately for each  Sub-account,  and then totaled to determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance Date is the date we receive,  at our office,  due proof  satisfactory to us of the Annuitant's death and all other requirements  that  enable  us to make  payments  for the  benefit  of a  Beneficiary.  If there  are  joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which annuity  payments are due whether or not the Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account of how many Units are expected to fund your annuity  payments as of each
         Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity  Date and is based on the portion of the Account
         Value on the Annuity  Date you  allocate  to a  Sub-account,  the  Benchmark  Rate,  and Annuity  Factors.  Subsequently,  the
         Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while  alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate  the initial annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed  under a schedule of units by the Unit
         Values  determined on the Annuity Date. The schedule of units is established  for each  Sub-account  you choose on the Annuity
         Date based on the  applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity  factors  reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments  (described above)
         where each  payment  can vary  based on  Sub-account  performance,  this  payment  option  cushions  the  immediate  impact of
         Sub-account  performance  by adjusting  the length of the time during which  annuity  payments will be made whether or not the
         Annuitant is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account  performance  that exceeds a benchmark rate will generally extend this time period,  while Sub-account  performance that is less than a benchmark rate will generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue, however,  the annuity  payment  amount will vary  depending  on  Sub-account  performance,  similar to  conventional  variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above). In addition to the  stabilization  feature,  this option also guarantees that variable annuity payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable  annuity payment option  available.  Adjustable  annuity  payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial annuity payment amount is calculated  based on the Schedule of Units  multiplied by the Unit Values on the Annuity
         Date.  We calculate this value upon annuitization and this is the amount payable on the first Annuity Payment Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are determined one month in advance.  On the Annuity  Payment Date,  based on your current allocations, we calculate the Inheritance Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first reduced by one month (because one monthly period has passed) and then increased or decreased to reflect the  difference  between the value of the Units to be redeemed to fund the stable  annuity  payment amount and the value of the Units in the Schedule of Units.  Generally,  if Sub-account performance exceeds the Benchmark Rate, then the  Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark
              Rate, the Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized  while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.

         The next annuity  payment amount on each Annuity  Payment Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been exceeded then we do not make an  adjustment.  The next annuity  payment amount is equal to the then  current  annuity  payment  amount.  The  Inheritance  Period and the Cash Value  initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger  has been  exceeded  then we make an  adjustment.  The Cash Value of the  Annuity is adjusted to be equal to the Cash Value  Trigger  and the  Inheritance  Period is  decreased.  The  Schedule  of Units is revised to reflect a higher Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the
         Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the
         Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the  Inheritance  Period is equal to zero,  the Annuity in the  annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the  Inheritance  Date;  however,  the annuity  payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

---------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity payment option 6, the Optional  Guarantee  Feature,  the annuity payment amount will not be less than the initial guaranteed annuity payment amount.
---------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have selected  annuity  payment option 6, you can adjust the Cash Value Trigger to 25%, 50%, or 75% of the original
         Cash Value Trigger on any Annuity Payment Date.

         Reducing the Cash Value Trigger  increases the likelihood  that your annuity payment amount will increase.  However,  reducing the Cash Value  Trigger may also result in using more Units to generate the larger  monthly  payment.  This can also  decrease the Inheritance  Period more rapidly to support the higher Annuity  Payment Amount during periods of poor market  performance, which may effect the stability of future  annuity  payments.  Any  adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease  the  trigger in the future to 25% of the  original  Cash Value  Trigger.  If you have  selected
         Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment  option 5 under  different  hypothetical  interest rate  scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate,  and $50,000  Account  Value on the Annuity  Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity  payment option 6 under  different  hypothetical  interest rate scenarios for a randomly  chosen male and female aged 65 with a 3% Benchmark  Rate,  and a $50,000  Account Value on Annuity  Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the  Inheritance  Date, if an  Inheritance  Period exists and was never zero at any time between the death of the last  surviving
Annuitant and the Inheritance  Date, we will make Annuity Payments to the Beneficiary for the remainder of the Inheritance  Period.  As an alternative,  a lump sum can be paid to the Beneficiary.  There is no guarantee that there will be any Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the  Inheritance
Date, the Annuity terminates.

For Payment  Options 1, 2 and 3 if the Annuitant  dies before the Annuity Date, the Annuity will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection  with a tax qualified  retirement  plan or qualified  contract  (including  individual  retirement annuities),  the beneficiary  may only be entitled to a lump sum  distribution  after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a  Beneficiary,  annuity  payments  will begin as of the next Annuity  Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until  the  death of the  last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001,  and the financial  statements of American  Skandia Life  Assurance  Corporation
Variable  Account B at  December  31,  2001 and for the years  ended  December  31, 2001 and 2000,  appearing  in this  Prospectus  and
Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon appearing elsewhere  herein,  and are included in reliance upon such reports  given upon the authority of such firm as experts in accounting  and auditing.

LEGAL EXPERTS

Counsel for American  Skandia Life Assurance  Corporation  has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B

The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account B Sub-accounts as of December 31, 2001 and for the years ended December 31, 2001 and 2000.  There are other  Sub-accounts  included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any  statement in a document  incorporated  by reference  into this  Statement of  Additional
Information is modified or superseded by a statement in this Statement of Additional  Information  or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We  furnish  you  without  charge  a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We do so upon receipt of your written or oral request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,  Bridgeport,
Connecticut  06601-7040.  Our phone  number is  1-800-766-4530.  You may also  forward  such a request  electronically  to our Customer
Service Department at customerservice@skandia.com.

                           APPENDIX A - FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                          VARIABLE ACCOUNT B

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have audited the accompanying  statement of assets,  liabilities and contractowners' equity of the seventy-eight sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B - Class 1, referred to in Note 1, as of December 31, 2001,  and the related  statement of  operations  for the year then ended and the  statements of changes in net assets  for each of the two years in the period  then  ended.  These  financial  statements  are the responsibility  of the  Company's  management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the  seventy-eight  sub-accounts  of American  Skandia Life Assurance  Corporation  Variable
Account B - Class 1,  referred to in Note 1, at December  31,  2001,  and the results of their  operations  for the year  then  ended,  and  changes  in their  net  assets  for  each of the two  years in the  period  then  ended in conformity with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B --- CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------

                                        ASSETS                                                                                           LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM Balanced Portfolio - 40,417,490 shares ( cost $543,033,020)                     $ 463,184,439      Payable to American Skandia Trust                                                $ 37,450,589
            Alger All-Cap Growth Portfolio - 1,004,532,140 shares ( cost $769,789,249)            695,157,974      Payable to Davis Funds                                                                    703
            Alliance Bernstein Growth & Value Portfolio - 3,320,346 shares ( cost $30,500,424)     32,273,758      Payable to ProFunds                                                                   839,481
                                                                                                                                                                                                 ----------------
            Alliance Growth - 44,049,034 shares ( cost $509,608,521)                              430,799,551                                Total Liabilities                                        38,290,773
            Alliance Growth & Income - 95,114,169 shares ( cost $1,935,554,588)                 1,778,634,952
            American Century Income and Growth - 29,737,846 shares ( cost $413,067,980)           352,096,097
            American Century International Growth I - 39,571,671 shares ( cost $454,228,475)      481,587,232
            American Century Strategic Balanced - 15,369,022 shares ( cost $210,996,592)          193,957,064
            Cohen & Steers Real Estate Portfolio - 12,786,936 shares ( cost $129,136,569)         129,275,923
            DeAm Small-Cap Growth - 73,017,689 shares ( cost $492,491,389)                        513,314,354
            Federated Aggressive Growth - 6,394,454 shares ( cost $44,577,693)                     46,167,956
            Federated High Yield Bond - 55,887,442 shares ( cost $531,126,582)                    494,603,861
            Founders Passport - 14,534,848 shares ( cost $170,741,039)                            146,801,965
            Gabelli All-Cap Value - 14,701,385 shares ( cost $147,920,836)                        144,955,652
            Gabelli Small-Cap Value - 38,228,131 shares ( cost $491,533,791)                      499,641,677                             NET ASSETS
            Goldman Sachs Small-Cap Value - 25,488,010 shares ( cost $373,123,258)                396,338,558                                                                             Unit
            Invesco Equity Income - 61,837,333 shares ( cost $1,046,997,502)                      964,044,028      Contractowners' Equity                                      Units     Value
                                                                                                                   ----------------------                                      -----     -----
            JanCap Growth - 97,248,963 shares ( cost $3,986,573,953)                            2,331,057,650                  AST - AIM Balanced                            26,641,422    17.39   $ 463,184,439
            Janus Mid-Cap Growth - 16,659,236 shares ( cost $73,940,792)                           66,137,168                  AST - Alger All-Cap Growth                   125,442,916     5.54     695,157,974
            Janus Overseas Growth - 52,771,459 shares ( cost $822,754,497)                        548,295,456                  AST - Alliance Bernstein Growth & Value        3,351,836     9.63      32,273,758
            Janus Strategic Value - 4,501,844 shares ( cost $43,042,236)                           41,867,147                  AST - Alliance Growth                         29,478,257    14.61     430,799,551
            Kinetics Internet - 382,870 shares ( cost $3,053,562)                                   3,208,454                  AST - Alliance Growth & Income                63,123,316    28.18   1,778,634,952
            Lord Abbett Bond Debenture - 5,419,709 shares ( cost $55,662,308)                      56,635,959                  AST - American Century Income & Growth        27,386,278    12.86     352,096,097
            Marsico Capital Growth - 85,056,604 shares ( cost $1,534,153,502)                   1,180,585,665                  AST - American Century International Growth I 37,487,425    12.85     481,587,232
            MFS Global Equity - 5,638,585 shares ( cost $50,408,609)                               51,931,371                  AST - American Century Strategic Balanced     14,369,895    13.50     193,957,064
            MFS Growth - 114,134,466 shares ( cost $1,113,121,104)                                943,892,034                  AST - Cohen & Steers Real Estate              12,268,426    10.54     129,275,923
            MFS Growth with Income - 11,559,047 shares ( cost $111,182,845)                       102,759,926                  AST - DeAm Small-Cap Growth                   60,703,791     8.46     513,314,354
            Money Market - 2,445,129,183 shares ( cost $2,445,129,183)                          2,445,129,183                  AST - Federated Aggressive Growth              6,499,066     7.10      46,167,956
            Neuberger & Berman Mid-Cap Growth - 35,708,079 shares ( cost $514,044,728)            487,415,278                  AST - Federated High Yield Bond               39,130,467    12.64     494,603,861
            Neuberger & Berman Mid-Cap Value - 61,885,398 shares ( cost $928,326,229)             953,653,982                  AST - Founders Passport                       13,627,264    10.77     146,801,965
            PBHG Small-Cap Growth - 28,807,891 shares ( cost $747,251,184)                        457,181,229                  AST - Gabelli All-Cap Value                   14,934,570     9.71     144,955,652
            PIMCO Limited Maturity Bond - 51,091,500 shares ( cost $563,698,254)                  577,333,950                  AST - Gabelli Small-Cap Value                 35,483,530    14.08     499,641,677
            PIMCO Total Return Bond - 128,323,724 shares ( cost $1,446,571,227)                 1,530,902,033                  AST - Goldman Sachs Small-Cap Value           26,220,860    15.12  396,338,558.00
            Sanford Bernstein Core Value - 4,168,332 shares ( cost $40,971,136)                    42,266,883                  AST - Invesco Equity Income                   48,595,962    19.84  964,044,028.00
            Sanford Bernstein Managed Index 500 - 51,834,567 shares ( cost $641,152,896)          577,437,079                  AST - JanCap Growth                           84,116,221    27.71   2,331,057,650
            Scudder Japan - 590,493 shares ( cost $3,104,137)                                       3,035,133                  AST - Janus Mid-Cap Growth                    17,045,776     3.88      66,137,168
            Strong International Equity .- 28,018,887 shares ( cost $449,736,285)                 422,244,622                  AST - Janus Overseas Growth                   40,507,419    13.54     548,295,456
            T. Rowe Price Asset Allocation - 21,199,122 shares ( cost $358,906,678)               319,046,785                  AST - Janus Strategic Value                    4,575,558     9.15      41,867,147
            T. Rowe Price Global Bond - 10,637,640 shares ( cost $101,034,008)                    102,653,229                  AST - Kinetics Internet                          389,350     8.24       3,208,454
            T. Rowe Price Natural Resources - 8,560,110 shares ( cost $131,138,624)               129,428,870                  AST - Lord Abbett Bond Debenture               5,506,982    10.28      56,635,959
      Davis Funds:                                                                                                             AST - Marsico Capital Growth                  85,895,802    13.74   1,180,585,665
            Davis Value Fund - 547,332 shares ( cost $5,648,142)                                    5,402,164                  AST - MFS Global Equity                        5,806,567     8.94      51,931,371
      Evergreen Funds:                                                                                                         AST - MFS Growth                             117,716,242     8.02     943,892,034
            VA Blue Chip Fund - 523,011 shares ( cost $4,658,200)                                   3,891,203                  AST - MFS Growth with Income                  11,896,688     8.64     102,759,926
            VA Capital Growth Fund - 595,339 shares ( cost $8,914,815)                            $ 8,358,559                  AST - Money Market                           184,612,059    13.24 $ 2,445,129,183
            VA Equity Index Fund - 482,378 shares ( cost $4,948,088)                                4,326,928                  AST - Neuberger & Berman Mid-Cap Growth       25,717,164    18.95     487,415,278
            VA Foundation Fund - 679,706 shares ( cost $10,071,701)                                 8,870,162                  AST - Neuberger & Berman Mid-Cap Value        47,298,313    20.16     953,653,982
            VA Global Leaders Fund - 1,103,036 shares ( cost $13,451,681)                          13,688,682                  AST - PBHG Small-Cap Growth                   23,048,821    19.84     457,181,229
            VA International Growth Fund - 45,049 shares ( cost $454,854)                             421,638                  AST - PIMCO Limited Maturity Bond             42,410,807    13.61     577,333,950
            VA Omega Fund - 1,199,307 shares ( cost $22,083,573)                                   17,341,986                  AST - PIMCO Total Return Bond                 99,028,465    15.46   1,530,902,033
            VA Small-Cap Value Fund - 292,885 shares ( cost $3,494,499)                             3,690,353                  AST - Sanford Bernstein Core Value             4,207,869    10.04      42,266,883
            VA Special Equity Fund - 2,599,002 shares ( cost $25,138,099)                          25,340,271                  AST - Sanford Bernstein Managed Index 500     48,018,721    12.03     577,437,079
            VA Strategic Income Fund - 388,977 shares ( cost $3,636,611)                            3,512,462                  AST - Scudder Japan                              596,230     5.09       3,035,133
      Invesco Variable Investment Funds:                                                                                       AST - Strong International Equity             17,388,860    24.28     422,244,622
            VIF Dynamics Fund - 9,592,929 shares ( cost $117,714,968)                             120,295,329                  AST - T. Rowe Price Asset Allocation          17,579,107    18.15     319,046,785
            VIF Financial Services Fund - 11,663,838 shares ( cost $152,077,230)                  144,864,867                  AST - T. Rowe Price Global Bond                9,668,062    10.62     102,653,229
            VIF Health Sciences Fund - 12,039,335 shares ( cost $215,582,851)                     219,115,896                  AST - T. Rowe Price Natural Resources          6,565,088    19.71     129,428,870
            VIF Technology Fund - 11,554,994 shares ( cost $213,608,566)                          177,600,254                  Davis Value Fund                                 617,727     8.75       5,402,164
            VIF Telecommunications Fund - 12,188,725 shares ( cost $67,400,225)                    67,891,196                  Evergreen - VA Blue Chip Fund                    526,302     7.39       3,891,203
      Montgomery Variable Series ( Montgomery ):                                                                               Evergreen - VA Capital Growth Fund               788,396    10.60       8,358,559
            Emerging Markets - 12,691,103 shares ( cost $91,435,043)                               91,629,764                  Evergreen - VA Equity Index Fund                 526,290     8.22       4,326,928
      Nike:                                                                                                                    Evergreen - VA Foundation Fund                 1,019,799     8.70       8,870,162
            First Trust 10 Uncommon Values - 1,969,774 shares ( cost $14,490,322)                  10,636,782                  Evergreen - VA Global Leaders Fund             1,520,376     9.00      13,688,682
      ProFunds:                                                                                                                Evergreen - VA International Growth Fund          45,358     9.30         421,638
            VP Bear - 1,006,567 shares ( cost $35,556,947)                                         35,300,301                  Evergreen - VA Omega Fund                      2,585,848     6.71      17,341,986
            VP Biotechnology - 1,675,351 shares ( cost $43,553,084)                                42,620,918                  Evergreen - VA Small-Cap Value Fund              258,972    14.25       3,690,353
            VP Bull Plus - 2,509,342 shares ( cost $56,683,480)                                    56,987,150                  Evergreen - VA Special Equity Fund             2,540,062     9.98   25,340,271.00
            VP Energy - 756,303 shares ( cost $20,948,412)                                         21,123,539                  Evergreen - VA Strategic Income Fund             341,316    10.29       3,512,462
            VP Europe 30 - 1,853,916 shares ( cost $45,102,096)                                    44,975,990                  INVESCO - VIF Dynamics Fund                   13,391,660     8.98  120,295,329.00
            VP Financial - 708,566 shares ( cost $19,632,095)                                      19,854,014                  INVESCO - VIF Financial Services Fund         11,612,048    12.48     144,864,867
            VP Healthcare - 1,147,716 shares ( cost $32,868,357)                                   32,629,559                  INVESCO - VIF Health Sciences Fund            17,419,141    12.58     219,115,896
            VP OTC - 3,842,148 shares ( cost $69,396,735)                                          67,352,846                  INVESCO - VIF Technology Fund                 26,652,622     6.66     177,600,254
            VP Real Estate - 1,181,836 shares ( cost $38,189,169)                                  38,669,672                  INVESCO - VIF Telecommunications Fund         13,553,158     5.01      67,891,196
            VP Technology - 830,290 shares ( cost $15,590,786)                                     14,920,314                  Montgomery - Emerging Markets                 14,095,135     6.50      91,629,764
            VP Telecommunications - 191,790 shares ( cost $4,164,363)                               4,136,919                  Nike - First Trust 10 Uncommon Values          2,255,266     4.72      10,636,782
            VP Ultra OTC - 19,806,001 shares ( cost $92,079,489)                                   95,662,983                  ProFunds - VP Bear                             3,059,897    11.54      35,300,301
            VP Ultra Small-Cap - 3,282,657 shares ( cost $76,943,947)                              83,740,574                  ProFunds - VP Biotechnology                    5,093,235     8.37      42,620,918
            VP Utilities - 522,801 shares ( cost $12,877,873)                                      12,907,953                  ProFunds - VP Bull Plus                        7,628,819     7.47      56,987,150
      Prudential Funds:                                                                                                        ProFunds - VP Energy                           2,299,149     9.19      21,123,539
            SP Jennison Int'l Growth - 372,728 shares ( cost $1,979,905)                            2,023,829                  ProFunds - VP Europe 30                        5,711,763     7.87      44,975,990
      Rydex Inc.:                                                                                                              ProFunds - VP Financial                        2,154,106     9.22      19,854,014
            Nova Fund- 2,949,360 shares ( cost $36,719,447)                                        25,570,952                  ProFunds - VP Healthcare                       3,489,097     9.35      32,629,559
            OTC Fund - 7,126,431 shares ( cost $183,725,768)                                      105,471,178                  ProFunds - VP OTC                             11,681,189     5.77      67,352,846
            Ursa Fund - 673,095 shares ( cost $4,514,301)                                           4,233,769                  ProFunds - VP Real Estate                      3,592,834    10.76      38,669,672
      Wells Fargo Variable Trust (WFVT):                                                                                       ProFunds - VP Technology                       2,524,295     5.91      14,920,314
            Equity Income Fund - 615,742 shares ( cost $9,899,479)                                  9,556,312                  ProFunds - VP Telecommunications                 583,065     7.10       4,136,919
            Equity Value Fund - 3,625,970 shares ( cost $34,551,964)                               32,706,250                  ProFunds - VP Ultra OTC                       50,124,696     1.91      95,662,983
                                                                                       -----------------------
                          Total Invested Assets                                                22,814,257,645                  ProFunds - VP Ultra Small-Cap                 10,010,482     8.37      83,740,574
                                                                                                                               ProFunds - VP Utilities                        1,589,344     8.12      12,907,953
                                                                                                                               Prudential - SP Jennison Int'l Growth            273,843     7.39       2,023,829
Receivable from American Skandia Life Assurance Corporation                                       $ 8,321,146                  Rydex - Nova Fund                              3,990,618     6.41    $ 25,570,952
Receivable from Evergreen Funds                                                                     1,838,313                  Rydex - OTC Fund                              15,866,046     6.65     105,471,178
Receivable from Invesco Funds                                                                      26,737,301                  Rydex - Ursa Fund                                351,487    12.05       4,233,769
Receivable from Montgomery Funds                                                                    1,083,941                  WFVT - Equity Income Fund                      1,019,937     9.37       9,556,312
Receivable from Nike Funds                                                                             17,541                  WFVT - Equity Value Fund                       3,705,869     8.83      32,706,250
Receivable from Prudential Funds                                                                       97,783
                                                                                                                                                                                                 ----------------
Receivable from Rydex Funds                                                                           153,067                                Total Contractowner's Equity                         22,814,257,645
Receivable from Wells Fargo Funds                                                                      41,682

                                                                                       -----------------------
                          Total Receivables                                                        38,290,773

                                                                                       -----------------------                                                                                   ----------------
                          Total Assets                                                       $ 22,852,548,418                                Total Liabilities & Contractowner's Equity          $ 22,852,548,418
                                                                                       =======================                                                                                   ================

--------------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                AST - Alger        AST - Alliance Bernstein
                                                                                                                                     AST - Alger Growth        Mid-Cap Growth          Growth & Value
                                                                                             AST - AIM           AST - Alger            Jan. 1 thru             Jan. 1 thru             * May 1 thru            AST - Alliance         AST - Alliance       AST - American Century   AST - American Century
                                                                         Total               Balanced           All-Cap Growth        Feb. 15, 2001 **        Feb. 15, 2001 **          Dec. 31, 2001               Growth              Growth & Income       Income & Growth        International Growth I
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                         $ 370,917,609         $ 14,190,525                    $ -              $ 817,679                     $ -                       $ -                     $ -        $ 13,962,753                $ 2,916,979             $ 1,445,558
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)(348,155,367)          (7,683,856)           (10,510,845)            (2,644,534)             (1,664,654)                 (118,566)             (5,729,244)        (24,827,391)                (5,768,224)             (5,038,367)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                               22,762,242            6,506,669            (10,510,845)            (1,826,855)             (1,664,654)                 (118,566)             (5,729,244)        (10,864,639)                (2,851,245)             (3,592,809)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                 27,877,633,466          209,117,441            363,301,477          1,336,613,917             875,785,741                15,937,531             240,492,121         317,206,068                128,020,302             512,691,701
   Cost of Securities Sold                                             32,585,112,611          217,793,229            492,722,584          1,391,046,912             885,524,836                16,278,611             384,265,757         347,952,451                141,621,362             647,041,269

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                 (4,707,479,145)          (8,675,788)          (129,421,107)           (54,432,995)             (9,739,095)                 (341,080)           (143,773,636)        (30,746,383)               (13,601,060)           (134,349,568)
   Short-Term Capital Gain Distributions Received                         334,337,707                    -                      -              6,317,615               2,603,400                         -              80,803,445          38,920,034                          -                       -
   Long-Term Capital Gain Distributions Received                          788,479,538                    -                      -                      -                       -                         -              16,030,371         144,804,372                          -              22,052,576
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                               (3,584,661,900)          (8,675,788)          (129,421,107)           (48,115,380)             (7,135,695)                 (341,080)            (46,939,820)        152,978,023                (13,601,060)           (112,296,992)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                 (2,644,589,445)          (3,323,475)           (67,580,996)           (66,319,007)            (20,190,656)                        -             (58,576,473)         42,894,219                (31,613,068)            (18,096,465)
   End of Period                                                       (3,454,914,914)         (79,848,583)           (74,631,275)                     -                       -                 1,773,334             (78,808,970)       (156,919,636)               (60,971,883)             27,358,756
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                               (810,325,469)         (76,525,108)            (7,050,279)            66,319,007              20,190,656                 1,773,334             (20,232,497)       (199,813,855)               (29,358,815)             45,455,221
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ (4,372,225,127)       $ (78,694,227)        $ (146,982,231)          $ 16,376,772            $ 11,390,307               $ 1,313,688           $ (72,901,561)      $ (57,700,471)             $ (45,811,120)          $ (70,434,580)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                   AST - American CenturyAST - Cohen & Steers     AST - DeAm          AST - Federated         AST - Federated          AST - Founders            AST - Gabelli         AST - Gabelli        AST - Goldman Sachs         AST - Invesco
                                                                    Strategic Balanced      Real Estate        Small-Cap Growth      Aggressive Growth        High Yield Bond             Passport               All-Cap Value          Small-Cap Value       Small-Cap Value           Equity Income
                                                                   ----------------------------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 3,705,785          $ 3,746,924                    $ -                $ 2,670            $ 55,168,381                       $ -                $ 36,772         $ 1,982,981                        $ -            $ 24,067,128
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (2,845,218)          (1,773,329)            (8,907,853)              (195,726)             (7,460,663)               (2,746,057)             (1,489,226)         (6,020,688)                (4,252,327)            (15,281,329)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  860,567            1,973,594             (8,907,853)              (193,055)             47,707,717                (2,746,057)             (1,452,454)         (4,037,708)                (4,252,327)              8,785,799
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     50,987,296          114,980,006          1,181,221,216             16,036,134             386,033,379               195,843,434              88,728,531         310,923,998                166,701,211             397,570,892
   Cost of Securities Sold                                                 50,437,817          107,877,842          1,672,574,814             17,930,123             471,307,607               305,462,016              92,410,115         288,148,954                134,902,845             431,198,901

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                        549,479            7,102,164           (491,353,598)            (1,893,989)            (85,274,228)             (109,618,582)             (3,681,584)         22,775,044                 31,798,366             (33,628,009)
   Short-Term Capital Gain Distributions Received                           1,832,361                    -             72,654,894                      -                       -                         -                  38,538           2,657,460                  4,133,606                       -
   Long-Term Capital Gain Distributions Received                            2,944,110                    -             41,217,480                      -                       -                         -                       -          17,600,526                  3,112,030              10,871,285
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                    5,325,950            7,102,164           (377,481,224)            (1,893,989)            (85,274,228)             (109,618,582)             (3,643,046)         43,033,030                 39,044,002             (22,756,724)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        516,686           10,133,996           (138,682,868)               (93,295)            (67,009,291)              (55,632,602)                170,400          34,910,721                 36,800,960              24,250,053
   End of Period                                                          (17,039,528)             139,355             20,822,964              1,590,263             (36,522,721)              (23,939,074)             (2,965,183)          8,107,886                 23,215,301             (82,953,474)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                (17,556,214)          (9,994,641)           159,505,832              1,683,558              30,486,570                31,693,528              (3,135,583)        (26,802,835)               (13,585,659)           (107,203,527)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (11,369,697)          $ (918,883)        $ (226,883,245)            $ (403,486)           $ (7,079,941)            $ (80,671,111)           $ (8,231,083)       $ 12,192,487               $ 21,206,016          $ (121,174,452)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                      AST - Janus           AST - Janus          AST - Janus           AST - Kinetics        AST - Lord Abbett          AST - Marsico              AST - MFS             AST - MFS               AST - MFS                   AST
                                                                     Mid-Cap Growth        Overseas Growth     Strategic Value            Internet             Bond Debenture          Capital Growth            Global Equity             Growth           Growth with Income           Money Market
                                                                   -------------------   -----------------------------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                              $ 54,601         $ 43,112,004               $ 16,835                    $ -                $ 12,687                       $ -                     $ -            $ 25,134                  $ 117,017            $ 87,652,956
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (966,333)         (10,513,308)              (458,406)               (54,155)               (445,201)              (19,283,201)               (582,839)        (13,794,118)                (1,359,832)            (35,405,815)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                 (911,732)          32,598,697               (441,571)               (54,155)               (432,513)              (19,283,201)               (582,839)        (13,768,985)                (1,242,815)             52,247,141
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     94,920,593          512,920,457             34,898,123             11,098,129              38,552,544               660,840,721              64,229,046         362,076,161                 41,729,183           8,679,262,534
   Cost of Securities Sold                                                153,310,156          940,598,327             36,974,573             11,748,799              38,956,296               680,063,756              70,923,824         438,199,784                 50,879,092           8,679,262,534

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                    (58,389,563)        (427,677,870)            (2,076,450)              (650,670)               (403,752)              (19,223,035)             (6,694,778)        (76,123,623)                (9,149,909)                      -
   Short-Term Capital Gain Distributions Received                                   -           65,719,060                      -                      -                   4,298                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -          140,147,901                      -                      -                       -                31,172,476                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                  (58,389,563)        (221,810,909)            (2,076,450)              (650,670)               (399,454)               11,949,441              (6,694,778)        (76,123,623)                (9,149,909)                      -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                    (25,104,601)        (229,011,421)               (34,155)               (87,495)                 54,231                22,231,335              (1,212,175)         (6,906,361)                  (630,016)                      -
   End of Period                                                           (7,803,624)        (274,459,041)            (1,175,088)               154,892                 973,651              (353,567,838)              1,522,762        (169,229,070)                (8,422,920)                      -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                 17,300,977          (45,447,620)            (1,140,933)               242,387                 919,420              (375,799,173)              2,734,937        (162,322,709)                (7,792,904)                      -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (42,000,318)      $ (234,659,832)          $ (3,658,954)            $ (462,438)               $ 87,453            $ (383,132,933)           $ (4,542,680)     $ (252,215,317)             $ (18,185,628)           $ 52,247,141
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                            AST - Sanford Bernstein
                                                                                                                                                                 Core Value
                                                                   AST - Neuberger & Berman AST - PBHG           AST - PIMCO            AST - PIMCO             * May 1 thru        AST - Sanford Bernstein      AST - Scudder          AST - Strong        AST - T. Rowe Price      AST - T. Rowe Price
                                                                     Mid-Cap Value        Small-Cap Growth   Limited Maturity Bond   Total Return Bond         Dec. 31, 2001          Managed Index 500              Japan            International Equity   Asset Allocation            Global Bond
                                                                   -------------------   ----------------------------------------------------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 1,286,073                  $ -           $ 22,675,028           $ 65,418,292                     $ -               $ 5,636,086                     $ -           $ 938,217               $ 10,781,977                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6) (13,209,149)          (6,147,084)            (7,256,512)           (20,087,164)               (160,639)               (8,574,950)                (47,501)         (7,276,643)                (5,091,223)             (1,596,417)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                              (11,923,076)          (6,147,084)            15,418,516             45,331,128                (160,639)               (2,938,864)                (47,501)         (6,338,425)                 5,690,755              (1,596,417)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    392,979,138          179,100,179            353,612,738            563,308,357               9,195,298               343,612,776              47,980,586         742,551,881                 90,666,652              52,765,546
   Cost of Securities Sold                                                363,599,109          267,332,337            339,510,531            553,532,430               9,759,834               416,096,777              49,058,694       1,020,738,807                 85,498,807              57,679,247

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                     29,380,029          (88,232,158)            14,102,207              9,775,927                (564,536)              (72,484,001)             (1,078,108)       (278,186,926)                 5,167,845              (4,913,701)
   Short-Term Capital Gain Distributions Received                          44,855,751                    -                      -                      -                       -                         -                  11,008                   -                          -                       -
   Long-Term Capital Gain Distributions Received                            5,255,987           78,840,195                      -                      -                       -                 6,845,533                       -          61,964,138                 36,268,037                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                   79,491,767           (9,391,963)            14,102,207              9,775,927                (564,536)              (65,638,468)             (1,067,100)       (216,222,788)                41,435,882              (4,913,701)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                    141,198,425         (260,197,998)            14,577,604             47,016,511                       -               (54,062,023)                (44,554)       (110,282,633)                32,198,030              (6,204,550)
   End of Period                                                           25,327,753         (290,069,954)            13,635,695             84,330,806               1,295,747               (63,715,816)                (69,004)        (27,491,664)               (39,859,893)              1,619,221
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                               (115,870,672)         (29,871,956)              (941,909)            37,314,295               1,295,747                (9,653,793)                (24,450)         82,790,969                (72,057,923)              7,823,771
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (48,301,981)       $ (45,411,003)          $ 28,578,814           $ 92,421,350               $ 570,572             $ (78,231,125)           $ (1,139,051)     $ (139,770,244)             $ (24,931,286)            $ 1,313,653
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                         Evergreen             Evergreen VA
                                                                                                                                                                                                                                          VA Omega        Perpetual International Fund
                                                                         Davis             Evergreen VA          Evergreen VA           Evergreen VA            Evergreen VA            Evergreen VA             Evergreen VA           * May 1 thru            Jan 1 thru               Evergreen VA
                                                                       Value Fund         Blue Chip Fund      Capital Growth Fund    Equity Index Fund        Foundation Fund        Global Leaders Fund     International Growth Fund Dec. 31, 2001           Aug. 3, 2001          Small-Cap Value Fund
                                                                   -------------------   ------------------  --------------------------------------------   ---------------------  ------------------------  ------------------------------------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -             $ 11,577               $ 26,714               $ 45,228               $ 196,508                  $ 61,103                 $ 2,075                 $ -                    $ 2,454                 $ 6,600
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (54,574)             (55,257)               (88,637)               (54,873)               (126,466)                 (176,903)                 (2,622)           (223,603)                    (4,187)                (28,174)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  (54,574)             (43,680)               (61,923)                (9,645)                 70,042                  (115,800)                   (547)           (223,603)                    (1,733)                (21,575)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        259,905              595,676                203,201                503,947                 872,057                25,223,130                  30,846           1,605,132                    486,094                 152,883
   Cost of Securities Sold                                                    293,642              813,344                213,859                655,672               1,012,403                27,249,914                  34,427           2,536,014                    589,447                 138,456

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                        (33,737)            (217,668)               (10,658)              (151,725)               (140,346)               (2,026,784)                 (3,581)           (930,882)                  (103,353)                 14,427
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -                       -                   -                     12,492                 162,429
   Long-Term Capital Gain Distributions Received                                    -                    -                 58,077                      -                       -                         -                       -                   -                     24,312                  83,969
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                      (33,737)            (217,668)                47,419               (151,725)               (140,346)               (2,026,784)                 (3,581)           (930,882)                   (66,549)                260,825
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         15,135             (291,331)               252,491               (264,391)               (425,429)                 (322,123)                      -          (3,432,073)                    (1,892)                 39,925
   End of Period                                                             (245,979)            (766,997)              (556,255)              (621,160)             (1,201,539)                  237,001                 (33,200)         (4,741,588)                         -                 195,854
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                   (261,114)            (475,666)              (808,746)              (356,769)               (776,110)                  559,124                 (33,200)         (1,309,515)                     1,892                 155,929
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (349,425)          $ (737,014)            $ (823,250)            $ (518,139)             $ (846,414)             $ (1,583,460)              $ (37,328)       $ (2,464,000)                 $ (66,390)              $ 395,179
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                                                 ProFunds                  ProFunds
                                                                                                                                                                                                                  Montgomery                                      VP Bear              VP Biotechnology
                                                                      Evergreen VA         INVESCO - VIF        INVESCO - VIF          INVESCO - VIF           INVESCO - VIF            INVESCO - VIF              Emerging           Nike - First Trust      * Jan. 22 thru            * Jan. 22 thru
                                                                   Strategic Income Fund   Dynamics Fund     Financial Services Fund Health Sciences Fund     Technology Fund       Telecommunications Fund         Markets           10 Uncommon Values       Dec. 31, 2001            Dec. 31, 2001
                                                                   ----------------------------------------  --------------------------------------------------------------------  ------------------------------------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                             $ 195,705                  $ -              $ 481,793              $ 745,374                     $ -                       $ -                     $ -                 $ -                        $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (33,222)          (1,805,581)            (2,534,509)            (3,144,840)             (3,396,357)               (1,771,049)             (1,251,839)           (207,765)                  (273,736)               (263,172)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  162,483           (1,805,581)            (2,052,716)            (2,399,467)             (3,396,357)               (1,771,049)             (1,251,839)           (207,765)                  (273,736)               (263,172)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        296,763          636,645,790            159,236,162            270,340,600             313,609,687               412,895,251             108,725,536          11,544,163                316,665,586             167,031,618
   Cost of Securities Sold                                                    306,476          722,818,367            162,555,759            293,345,639             605,073,151               583,188,746             133,765,402          19,950,117                321,082,038             170,627,406

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                         (9,713)         (86,172,577)            (3,319,597)           (23,005,039)           (291,463,464)             (170,293,495)            (25,039,866)         (8,405,954)                (4,416,452)             (3,595,788)
   Short-Term Capital Gain Distributions Received                                   -                    -                 97,545                      -                       -                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -                    -                 32,515                      -                       -                         -                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                       (9,713)         (86,172,577)            (3,189,537)           (23,005,039)           (291,463,464)             (170,293,495)            (25,039,866)         (8,405,954)                (4,416,452)             (3,595,788)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (78,087)         (28,798,850)            16,802,025             20,573,152            (152,776,597)              (65,570,845)            (17,851,745)         (4,928,560)                         -                       -
   End of Period                                                             (124,149)           2,580,361             (7,212,363)             3,533,046             (36,008,312)                  490,970                 194,722          (3,853,540)                  (256,646)               (932,166)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                    (46,062)          31,379,211            (24,014,388)           (17,040,106)            116,768,285                66,061,815              18,046,467           1,075,020                   (256,646)               (932,166)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 106,708        $ (56,598,946)         $ (29,256,641)         $ (42,444,612)         $ (178,091,536)           $ (106,002,729)           $ (8,245,238)       $ (7,538,699)              $ (4,946,834)           $ (4,791,126)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        ProFunds                                   ProFunds               ProFunds                ProFunds                ProFunds                 ProFunds             ProFunds VP
                                                                       VP Energy                                 VP Financial          VP Health Care              VP OTC              VP Real Estate            VP Technology        Telecommunications
                                                                     * Jan. 22 thru          ProFunds           * Jan. 22 thru         * Jan. 22 thru          * Jan. 22 thru          * Jan. 22 thru           * Jan. 22 thru         * Jan. 22 thru            ProFunds                  ProFunds
                                                                     Dec. 31, 2001         VP Europe 30         Dec. 31, 2001          Dec. 31, 2001           Dec. 31, 2001            Dec. 31, 2001            Dec. 31, 2001         Dec. 31, 2001           VP Ultra OTC           VP Ultra Small-Cap
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -                  $ -                    $ -                    $ -                     $ -                       $ -                     $ -                 $ -                        $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (226,444)            (517,227)              (163,113)              (226,581)               (498,418)                 (295,700)               (138,025)            (73,634)                (1,233,847)               (517,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                 (226,444)            (517,227)              (163,113)              (226,581)               (498,418)                 (295,700)               (138,025)            (73,634)                (1,233,847)               (517,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    123,410,285          255,373,256            118,903,388            141,760,719             356,133,245               146,891,095             133,600,206          70,371,800                133,740,530             229,556,703
   Cost of Securities Sold                                                130,025,890          270,913,576            119,545,020            145,219,743             362,927,602               149,791,169             136,291,563          74,241,139                411,937,631             239,356,660

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                     (6,615,605)         (15,540,320)              (641,632)            (3,459,024)             (6,794,357)               (2,900,074)             (2,691,357)         (3,869,339)              (278,197,101)             (9,799,957)
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -                    -                      -                      -                       -                         -                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                   (6,615,605)         (15,540,320)              (641,632)            (3,459,024)             (6,794,357)               (2,900,074)             (2,691,357)         (3,869,339)              (278,197,101)             (9,799,957)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -             (509,428)                     -                      -                       -                         -                       -                   -               (170,189,204)                (18,463)
   End of Period                                                              175,127             (126,106)               221,919               (238,799)             (2,043,890)                  480,503                (670,472)            (27,444)                 3,583,494               6,796,628
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                    175,127              383,322                221,919               (238,799)             (2,043,890)                  480,503                (670,472)            (27,444)               173,772,698               6,815,091
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (6,666,922)       $ (15,674,225)            $ (582,826)          $ (3,924,404)           $ (9,336,665)             $ (2,715,271)           $ (3,499,854)       $ (3,970,417)            $ (105,658,250)           $ (3,501,951)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                     Prudential SP
                                                                   Jennison Int'l Growth
                                                                      * May 1 thru             Rydex                Rydex                  Rydex                    WFVT                    WFVT
                                                                     Dec. 31, 2001           Nova Fund             OTC Fund              Ursa Fund           Equity Income Fund       Equity Value Fund
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 1,022          $ 4,780,163                    $ -              $ 602,355                $ 80,441                 $ 210,815
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (8,359)            (889,038)            (2,598,994)              (118,063)               (110,974)                 (519,500)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------
NET INVESTMENT INCOME (LOSS)                                                   (7,337)           3,891,125             (2,598,994)               484,292                 (30,533)                 (308,685)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     27,603,712          192,235,524            223,042,434             79,330,664               4,545,697                36,813,647
   Cost of Securities Sold                                                 27,478,765          221,240,261            413,629,470             77,918,448               4,756,449                37,695,937

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------
       Net Gain (Loss)                                                        124,947          (29,004,737)          (190,587,036)             1,412,216                (210,752)                 (882,290)
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -
   Long-Term Capital Gain Distributions Received                                    -                    -                      -                      -                 228,626                         -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET REALIZED GAIN (LOSS)                                                      124,947          (29,004,737)          (190,587,036)             1,412,216                  17,874                  (882,290)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -          (12,393,594)          (160,955,435)               425,567                 146,949                   959,371
   End of Period                                                               44,005          (11,148,495)           (78,254,591)              (280,532)               (343,167)               (1,845,714)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET UNREALIZED GAIN (LOSS)                                                     44,005            1,245,099             82,700,844               (706,099)               (490,116)               (2,805,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 161,615        $ (23,868,513)        $ (110,485,186)           $ 1,190,409              $ (502,775)             $ (3,996,060)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AAF                                 AAF                               AST - AIM                         AST - Alger                         AST - Alger                          AST - Alger
                                                     Total                               Growth                          Mid-Cap Growth                           Balanced                                All-Cap Growth                  Growth                           Mid-Cap Growth
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended      Jan. 1 thru         Year Ended       Jan. 1 thru          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended         Jan. 1 thru      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001  Nov. 11, 2000 **     Dec. 31, 2001   Nov. 11, 2000 **     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Feb. 16, 2001 **  Dec. 31, 2000      Feb. 16, 2001 **  Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ 22,762,242    $ (71,016,722)               $ -    $ (20,524,239)                $ -    $ (11,337,429)        $ 6,506,669     $ 2,411,758     $ (10,510,845)    $ (2,587,208)       $ (1,826,855)    $ (2,567,277)       $ (1,664,654)   $ (1,635,667)
     Net Realized Gain (Loss)                     (3,584,661,900)   3,137,063,351                  -       89,162,778                   -      197,363,003          (8,675,788)     52,619,550      (129,421,107)     (29,839,159)        (48,115,380)      (1,330,992)         (7,135,695)     (4,251,615)
     Net Unrealized Gain (Loss) On Investments      (810,325,469)  (8,146,306,514)                 -     (257,603,833)                  -     (112,117,870)        (76,525,108)    (93,344,984)       (7,050,279)     (67,580,996)         66,319,007      (66,319,007)         20,190,656     (20,190,656)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                           (4,372,225,127)  (5,080,259,885)                 -     (188,965,294)                  -       73,907,704         (78,694,227)    (38,313,676)     (146,982,231)    (100,007,363)         16,376,772      (70,217,276)         11,390,307     (26,077,938)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits            3,508,248,798    7,657,892,463                  -      160,577,408                   -      101,704,991          59,631,681     155,449,449        40,352,498      140,745,245           4,079,152        6,729,763           2,466,512       4,373,488
     Net Transfers Between Sub-accounts                  692,388       18,352,124                  -   (1,563,104,868)                  -     (858,070,611)        (55,918,739)     71,392,669       676,628,042      161,697,109      (1,320,146,351)   1,399,927,736        (865,481,345)    894,250,483
     Surrenders                                   (2,896,480,612)  (2,709,688,618)                 -     (134,085,695)                  -      (67,909,601)        (66,956,455)    (72,863,196)      (65,239,032)     (12,036,293)        (17,902,326)     (18,847,469)        (11,106,396)     (9,815,111)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              612,460,574    4,966,555,969                  -   (1,536,613,155)                  -     (824,275,221)        (63,243,513)    153,978,922       651,741,508      290,406,060      (1,333,969,526)   1,387,810,030        (874,121,229)    888,808,860
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (3,759,764,553)    (113,703,916)                 -   (1,725,578,449)                  -     (750,367,517)       (141,937,740)    115,665,246       504,759,277      190,398,697      (1,317,592,754)   1,317,592,754        (862,730,922)    862,730,922
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                          26,574,022,197   26,687,726,113                  -    1,725,578,449                   -      750,367,517         605,122,179     489,456,933       190,398,697                -       1,317,592,754                -         862,730,922               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                              $ 22,814,257,645 $ 26,574,022,197                $ -              $ -                 $ -              $ -       $ 463,184,439   $ 605,122,179     $ 695,157,974    $ 190,398,697                 $ -  $ 1,317,592,754                 $ -   $ 862,730,922
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    AST - Alliance Bernstein         AST - Alliance                      AST - Alliance                            AST - American Century             AST - American Century              AST - American Century               AST - American Century
                                                         Growth & Value                  Growth                                  Growth & Income                      Income & Growth                 International Growth I              International Growth II                Strategic Balanced
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                  * May 1 thru      Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Sep. 24, 2001 **  Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (118,566)             $ -       $ (5,729,244)    $ (6,195,333)      $ (10,864,639)    $ (6,362,444)       $ (2,851,245)   $ (4,216,523)     $ (3,592,809)    $ (3,475,709)       $ (1,013,131)    $ (5,002,296)          $ 860,567        $ 92,330
     Net Realized Gain (Loss)                           (341,080)               -        (46,939,820)      63,145,346         152,978,023      183,828,474         (13,601,060)     33,862,476      (112,296,992)      28,808,616        (171,507,749)      68,927,116           5,325,950      17,642,726
     Net Unrealized Gain (Loss) On Investments         1,773,334                -        (20,232,497)    (149,556,231)       (199,813,855)    (121,542,798)        (29,358,815)    (86,679,415)       45,455,221      (72,413,819)         47,556,473     (148,657,416)        (17,556,214)    (27,445,089)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                1,313,688                -        (72,901,561)     (92,606,218)        (57,700,471)      55,923,232         (45,811,120)    (57,033,462)      (70,434,580)     (47,080,912)       (124,964,407)     (84,732,596)        (11,369,697)     (9,710,033)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                7,273,899                -         52,925,865      105,010,204         169,409,756      161,825,964          36,932,063     150,905,022        57,486,845      120,636,499           2,657,512       24,961,846          19,434,879      39,478,424
     Net Transfers Between Sub-accounts               25,051,738                -         34,245,771      119,674,414         297,113,752          332,482         (67,514,459)     52,232,815       217,107,037       99,179,233        (224,947,041)     (28,332,452)         (3,754,597)    (12,175,711)
     Surrenders                                       (1,365,567)               -        (31,822,955)     (32,355,026)       (167,519,658)    (137,097,989)        (32,747,344)    (30,668,893)      (27,275,396)     (16,509,380)        (19,674,978)     (35,808,042)        (16,662,295)    (19,008,080)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               30,960,070                -         55,348,681      192,329,592         299,003,850       25,060,457         (63,329,740)    172,468,944       247,318,487      203,306,352        (241,964,507)     (39,178,648)           (982,012)      8,294,633
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               32,273,758                -        (17,552,880)      99,723,374         241,303,380       80,983,689        (109,140,860)    115,435,482       176,883,907      156,225,440        (366,928,914)    (123,911,244)        (12,351,709)     (1,415,400)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                       -                -        448,352,431      348,629,057       1,537,331,572    1,456,347,883         461,236,957     345,801,475       304,703,325      148,477,885         366,928,914      490,840,158         206,308,773     207,724,173
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 32,273,758              $ -      $ 430,799,551    $ 448,352,431     $ 1,778,634,952  $ 1,537,331,572       $ 352,096,097   $ 461,236,957     $ 481,587,232    $ 304,703,325                 $ -    $ 366,928,914       $ 193,957,064   $ 206,308,773
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Cohen & Steers             AST - DeAm                                AST - Federated              AST - Federated                    AST - Founders                       AST - Gabelli                        AST - Gabelli
                                                  Real Estate                                Small-Cap Growth                   Aggressive Growth             High Yield Bond                       Passport                          All-Cap Value                       Small-Cap Value
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                    $ 1,973,594        $ 626,185       $ (8,907,853)   $ (12,994,136)         $ (193,055)        $ (1,332)       $ 47,707,717    $ 47,695,993      $ (2,746,057)    $ (4,570,840)       $ (1,452,454)       $ (19,246)       $ (4,037,708)   $ (2,358,089)
     Net Realized Gain (Loss)                          7,102,164        6,245,204       (377,481,224)     243,131,548          (1,893,989)          (3,500)        (85,274,228)    (55,974,674)     (109,618,582)     (10,637,960)         (3,643,046)         (61,695)         43,033,030       6,427,980
     Net Unrealized Gain (Loss) On Investments        (9,994,641)      11,238,262        159,505,832     (467,935,913)          1,683,558          (93,295)         30,486,570     (49,540,994)       31,693,528     (126,867,779)         (3,135,583)         170,400         (26,802,835)     46,035,548
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (918,883)      18,109,651       (226,883,245)    (237,798,501)           (403,486)         (98,127)         (7,079,941)    (57,819,675)      (80,671,111)    (142,076,579)         (8,231,083)          89,459          12,192,487      50,105,439
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               15,857,660       17,208,495         40,984,274      195,980,211           6,700,832          329,092          49,480,904      75,723,630        18,230,050      149,947,892          32,225,341        2,547,865          52,288,785      32,789,977
     Net Transfers Between Sub-accounts                  576,586       42,112,008         (1,927,855)      77,321,399          39,186,476        1,555,293          29,839,728     (91,887,293)      (37,231,697)      70,736,589         117,400,911       10,269,636         157,876,946      10,829,929
     Surrenders                                       (9,796,349)      (5,854,644)       (61,216,888)     (93,364,141)         (1,099,936)          (2,187)        (50,196,423)    (51,387,823)      (15,386,738)     (23,527,301)         (9,250,885)         (95,592)        (33,747,136)    (19,805,822)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                6,637,897       53,465,859        (22,160,469)     179,937,469          44,787,372        1,882,198          29,124,208     (67,551,487)      (34,388,386)     197,157,180         140,375,367       12,721,909         176,418,596      23,814,084
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                5,719,014       71,575,510       (249,043,714)     (57,861,032)         44,383,885        1,784,071          22,044,268    (125,371,161)     (115,059,497)      55,080,601         132,144,284       12,811,368         188,611,083      73,919,523
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             123,556,909       51,981,399        762,358,068      820,219,100           1,784,071                -         472,559,593     597,930,754       261,861,462      206,780,861          12,811,368                -         311,030,594     237,111,071
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 129,275,923    $ 123,556,909      $ 513,314,354    $ 762,358,068        $ 46,167,956      $ 1,784,071       $ 494,603,861   $ 472,559,593     $ 146,801,965    $ 261,861,462       $ 144,955,652     $ 12,811,368       $ 499,641,677   $ 311,030,594
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Goldman Sachs            AST - Invesco                       AST - JanCap                          AST - Janus                        AST - Janus                         AST - Janus                         AST - Kinetics
                                                         Small-Cap Value              Equity Income                          Growth                                    Mid-Cap Growth                    Overseas Growth             Strategic Value                          Internet
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (4,252,327)    $ (1,636,480)       $ 8,785,799      $ 3,986,781       $ (43,075,181)   $ (71,226,642)         $ (911,732)     $ (432,066)     $ 32,598,697    $ (11,595,735)         $ (441,571)        $ (7,665)          $ (54,155)       $ (2,132)
     Net Realized Gain (Loss)                         39,044,002        7,215,812        (22,756,724)      89,707,174        (719,984,665)   1,062,247,742         (58,389,563)       (919,821)     (221,810,909)     461,711,121          (2,076,450)            (828)           (650,670)        (91,243)
     Net Unrealized Gain (Loss) On Investments       (13,585,659)      31,955,736       (107,203,527)     (60,157,729)       (563,147,639)  (2,941,891,381)         17,300,977     (25,104,601)      (45,447,620)    (787,268,266)         (1,140,933)         (34,155)            242,387         (87,495)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               21,206,016       37,535,068       (121,174,452)      33,536,226      (1,326,207,485)  (1,950,870,281)        (42,000,318)    (26,456,488)     (234,659,832)    (337,152,880)         (3,658,954)         (42,648)           (462,438)       (180,870)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               49,432,574       34,444,437         96,836,636      148,061,102         168,694,758      977,864,053          26,757,598      41,691,279         7,563,490      197,489,457          16,088,375        1,198,718           1,081,435         219,281
     Net Transfers Between Sub-accounts              138,712,264       77,428,084        (17,657,741)      18,295,872        (319,503,359)    (195,978,719)         24,362,133      48,369,579      (198,470,804)    (208,315,999)         26,428,586        4,611,520           2,071,398         895,947
     Surrenders                                      (24,927,079)      (7,219,612)       (98,254,137)     (90,064,766)       (274,623,693)    (480,860,576)         (4,983,788)     (1,602,827)      (55,525,183)     (99,261,698)         (2,748,172)         (10,279)           (413,839)         (2,459)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              163,217,759      104,652,909        (19,075,242)      76,292,208        (425,432,294)     301,024,758          46,135,943      88,458,031      (246,432,497)    (110,088,240)         39,768,789        5,799,959           2,738,993       1,112,768
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              184,423,775      142,187,977       (140,249,694)     109,828,434      (1,751,639,779)  (1,649,845,523)          4,135,625      62,001,543      (481,092,330)    (447,241,120)         36,109,836        5,757,311           2,276,555         931,899
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             211,914,783       69,726,806      1,104,293,722      994,465,288       4,082,697,429    5,732,542,952          62,001,543               -     1,029,387,786    1,476,628,906           5,757,311                -             931,899               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 396,338,558    $ 211,914,783      $ 964,044,028  $ 1,104,293,722     $ 2,331,057,650  $ 4,082,697,429        $ 66,137,168    $ 62,001,543     $ 548,295,456  $ 1,029,387,786        $ 41,867,147      $ 5,757,311         $ 3,208,454       $ 931,899
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------

                                                        AST - Lord Abbett             AST - Marsico                         AST - MFS                            AST - MFS                          AST - MFS                              AST                                AST - Neuberger & Berman
                                                         Bond Debenture              Capital Growth                       Global Equity                            Growth                               Growth with Income             Money Market                        Mid-Cap Growth
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (432,513)        $ (4,642)     $ (19,283,201)   $ (24,931,385)         $ (582,839)      $ (174,244)      $ (13,768,985)     $ (555,541)     $ (1,242,815)      $ (468,447)       $ 52,247,141     $ 86,075,856        $ (7,646,526)   $ (9,739,008)
     Net Realized Gain (Loss)                           (399,454)          14,172         11,949,441      209,778,971          (6,694,778)        (177,915)        (76,123,623)        200,384        (9,149,909)         114,785                   -            8,047        (278,457,374)    127,942,543
     Net Unrealized Gain (Loss) On Investments           919,420           54,231       (375,799,173)    (479,413,471)          2,734,937       (1,318,070)       (162,322,709)     (7,232,175)       (7,792,904)        (882,225)                  -                -          99,796,047    (250,596,450)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   87,453           63,761       (383,132,933)    (294,565,885)         (4,542,680)      (1,670,229)       (252,215,317)     (7,587,332)      (18,185,628)      (1,235,887)         52,247,141       86,083,903        (186,307,853)   (132,392,915)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               16,800,821          381,262        111,356,470      437,999,730          14,325,838       15,258,139          57,223,126      46,406,264        34,861,103       40,430,301       1,318,684,795    2,187,885,020          64,812,622     209,722,652
     Net Transfers Between Sub-accounts               36,184,167        6,285,816       (128,196,695)       1,192,958          17,751,979       14,176,486       1,161,792,253      36,501,515        21,923,390       26,408,968        (261,267,227)  (1,907,385,235)        (36,108,159)    275,227,841
     Surrenders                                       (3,018,991)        (148,330)      (104,300,751)    (116,886,757)         (3,845,017)        (808,466)       (100,951,256)     (1,891,041)       (7,732,625)      (1,486,200)       (897,351,577)    (455,810,549)        (41,901,250)    (50,346,767)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               49,965,998        6,518,748       (121,140,975)     322,305,931          28,232,801       28,626,159       1,118,064,122      81,016,738        49,051,868       65,353,070         160,065,990     (175,310,764)        (13,196,787)    434,603,726
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               50,053,450        6,582,509       (504,273,908)      27,740,046          23,690,121       26,955,930         865,848,806      73,429,406        30,866,240       64,117,183         212,313,131      (89,226,861)       (199,504,639)    302,210,811
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               6,582,509                -      1,684,859,573    1,657,119,527          28,241,250        1,285,320          78,043,228       4,613,822        71,893,686        7,776,503       2,232,816,052    2,322,042,913         686,919,917     384,709,106
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 56,635,959      $ 6,582,509    $ 1,180,585,665  $ 1,684,859,573        $ 51,931,371     $ 28,241,250       $ 943,892,034    $ 78,043,228     $ 102,759,926     $ 71,893,686     $ 2,445,129,183  $ 2,232,816,052       $ 487,415,278   $ 686,919,917
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    AST - Neuberger & Berman           AST - PBHG                          AST - PIMCO                          AST - PIMCO                          AST - Sanford Bernstein              AST - Sanford Bernstein          AST - Scudder
                                                 Mid-Cap Value                               Small-Cap Growth                 Limited Maturity Bond                  Total Return Bond             Core Value                                Managed Index 500                 Japan
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended       * May 1 thru      Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                  $ (11,923,076)    $ (7,939,916)      $ (6,147,084)   $ (14,260,238)       $ 15,418,516     $ 15,168,592        $ 45,331,128    $ 36,681,521        $ (160,639)             $ -        $ (2,938,864)    $ (6,174,812)          $ (47,501)       $ (1,085)
     Net Realized Gain (Loss)                         79,491,767       22,867,432         (9,391,963)     299,416,182          14,102,207       (2,815,033)          9,775,927     (14,455,806)         (564,536)               -         (65,638,468)      51,921,917          (1,067,100)          6,770
     Net Unrealized Gain (Loss) On Investments      (115,870,672)     157,146,009        (29,871,956)    (852,374,375)           (941,909)      12,526,626          37,314,295      81,768,404         1,295,747                -          (9,653,793)    (119,319,072)            (24,450)        (44,554)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                              (48,301,981)     172,073,525        (45,411,003)    (567,218,431)         28,578,814       24,880,185          92,421,350     103,994,119           570,572                -         (78,231,125)     (73,571,967)         (1,139,051)        (38,869)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               96,152,497       76,507,818          5,131,609       74,706,240          94,175,543       58,016,105         231,721,094     152,548,125         7,045,367                -          67,237,203      128,906,590           1,665,501          58,175
     Net Transfers Between Sub-accounts               60,269,495      121,890,621        (17,589,332)    (240,856,158)        121,060,295      (26,152,462)        161,699,944      70,099,983        35,679,704                -         (20,249,010)      54,492,760           1,899,331         675,465
     Surrenders                                      (94,087,075)     (66,037,832)       (34,191,921)     (69,689,069)        (63,467,443)     (49,212,541)       (143,739,736)   (100,516,156)       (1,028,759)               -         (53,207,241)     (48,367,355)            (87,031)          1,612
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               62,334,916      132,360,607        (46,649,644)    (235,838,987)        151,768,396      (17,348,898)        249,681,302     122,131,952        41,696,312                -          (6,219,049)     135,031,995           3,477,801         735,252
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               14,032,935      304,434,132        (92,060,647)    (803,057,418)        180,347,210        7,531,287         342,102,653     226,126,071        42,266,883                -         (84,450,174)      61,460,028           2,338,750         696,383
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             939,621,047      635,186,915        549,241,876    1,352,299,294         396,986,740      389,455,453       1,188,799,380     962,673,309                 -                -         661,887,253      600,427,225             696,383               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 953,653,982    $ 939,621,047      $ 457,181,229    $ 549,241,876       $ 577,333,950    $ 396,986,740     $ 1,530,902,033 $ 1,188,799,380      $ 42,266,883              $ -       $ 577,437,079    $ 661,887,253         $ 3,035,133       $ 696,383
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  AST - Strong                             AST - T. Rowe Price                 AST - T. Rowe Price                  AST - T. Rowe Price               Davis                            Evergreen VA                         Evergreen VA
                                                      International Equity                   Asset Allocation              Global Bond                               Natural Resources             Value Fund                         Blue Chip Fund                            Capital Growth Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (6,338,425)    $ (8,414,313)       $ 5,690,755      $ 4,334,561        $ (1,596,417)       $ 330,164          $ (472,466)     $ (655,855)        $ (54,574)        $ (7,091)          $ (43,680)        $ (7,359)          $ (61,923)      $ (12,682)
     Net Realized Gain (Loss)                       (216,222,788)     142,536,722         41,435,882       33,340,180          (4,913,701)      (4,096,643)         15,486,883      11,563,318           (33,737)          16,361            (217,668)            (489)             47,419           1,562
     Net Unrealized Gain (Loss) On Investments        82,790,969     (347,936,631)       (72,057,923)     (46,087,398)          7,823,771          808,665         (19,733,718)     11,740,710          (261,114)          15,135            (475,666)        (291,331)           (808,746)        252,491
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (139,770,244)    (213,814,222)       (24,931,286)      (8,412,657)          1,313,653       (2,957,814)         (4,719,301)     22,648,173          (349,425)          24,405            (737,014)        (299,179)           (823,250)        241,371
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               52,018,027      165,491,349         26,198,279       47,515,910           7,687,999       10,839,934          17,921,733      15,580,962         3,027,401        1,669,776           1,922,053        3,208,346           4,727,278       2,985,934
     Net Transfers Between Sub-accounts              (46,016,370)     (11,374,177)       (28,062,515)     (51,381,193)        (13,517,804)     (12,459,969)            567,119       1,402,151         1,051,104          259,390            (291,967)         288,145           1,520,780         134,236
     Surrenders                                      (53,321,123)     (74,573,053)       (35,113,014)     (40,281,811)        (10,518,017)     (11,680,745)        (13,816,082)     (8,651,777)         (267,055)         (13,432)           (161,115)         (38,066)           (387,704)        (40,086)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              (47,319,466)      79,544,119        (36,977,250)     (44,147,094)        (16,347,822)     (13,300,780)          4,672,770       8,331,336         3,811,450        1,915,734           1,468,971        3,458,425           5,860,354       3,080,084
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (187,089,710)    (134,270,103)       (61,908,537)     (52,559,751)        (15,034,169)     (16,258,594)            (46,531)     30,979,509         3,462,025        1,940,139             731,957        3,159,246           5,037,104       3,321,455
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------------------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                             609,334,332      743,604,435        380,955,322      433,515,073         117,687,398      133,945,992         129,475,401      98,495,892         1,940,139                -           3,159,246                -           3,321,455               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 422,244,622    $ 609,334,332      $ 319,046,785    $ 380,955,322       $ 102,653,229    $ 117,687,398       $ 129,428,870   $ 129,475,401       $ 5,402,164      $ 1,940,139         $ 3,891,203      $ 3,159,246         $ 8,358,559     $ 3,321,455
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Evergreen VA                        Evergreen VA                        Evergreen VA                          Evergreen VA                      Evergreen VA                         Evergreen VA                         Evergreen VA
                                                        Equity Index Fund                    Foundation Fund                   Global Leaders Fund               International Growth Fund         Omega Fund                          Perpetual International Fund             Small-Cap Value Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Aug. 3, 2001 **   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (9,645)        $ 12,468           $ 70,042         $ 77,404          $ (115,800)       $ (35,763)             $ (547)            $ -        $ (223,603)       $ (61,871)           $ (1,733)        $ (3,121)          $ (21,575)        $ 3,280
     Net Realized Gain (Loss)                           (151,725)          (2,526)          (140,346)          (4,458)         (2,026,784)         (21,304)             (3,581)              -          (930,882)           3,755             (66,549)         (44,033)            260,825          26,106
     Net Unrealized Gain (Loss) On Investments          (356,769)        (264,391)          (776,110)        (425,429)            559,124         (339,397)            (33,200)              -        (1,309,515)      (3,432,073)              1,892           (1,892)            155,929          39,925
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (518,139)        (254,449)          (846,414)        (352,483)         (1,583,460)        (396,464)            (37,328)              -        (2,464,000)      (3,490,189)            (66,390)         (49,046)            395,179          69,311
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                1,874,630        2,713,195          3,159,027        6,858,388           4,129,014        5,208,274               3,273               -         5,642,385       15,493,123              44,591          548,854           1,883,080         741,406
     Net Transfers Between Sub-accounts                  250,541          424,728           (230,836)         999,767           2,537,991        4,790,897             456,263               -         2,009,195        1,244,502            (476,465)           1,010             770,610          (4,195)
     Surrenders                                         (149,766)         (13,811)          (504,577)        (212,710)           (758,529)        (509,709)               (570)              -          (917,016)        (176,015)             (1,195)          (1,358)           (159,871)         (5,168)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                1,975,404        3,124,112          2,423,614        7,645,445           5,908,476        9,489,462             458,966               -         6,734,565       16,561,610            (433,070)         548,506           2,493,819         732,043
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                1,457,265        2,869,663          1,577,200        7,292,962           4,325,016        9,092,998             421,638               -         4,270,565       13,071,421            (499,460)         499,460           2,888,999         801,354
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               2,869,663                -          7,292,962                -           9,363,666          270,668                   -               -        13,071,421                -             499,460                -             801,354
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                   $ 4,326,928      $ 2,869,663        $ 8,870,162      $ 7,292,962        $ 13,688,682      $ 9,363,666           $ 421,638             $ -      $ 17,341,986     $ 13,071,421                 $ -        $ 499,460         $ 3,690,353       $ 801,354
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Evergreen VA                        Evergreen VA                         INVESCO VIF                          INVESCO VIF                        INVESCO VIF                         INVESCO VIF                          INVESCO VIF
                                                       Special Equity Fund                Strategic Income Fund           Dynamics Fund                           Financial Services Fund              Health Sciences Fund                   Technology Fund                 Telecommunications Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (348,734)      $ (167,241)         $ 162,483         $ 92,167        $ (1,805,581)    $ (1,595,528)       $ (2,052,716)   $ (1,211,729)     $ (2,399,467)    $ (1,894,806)       $ (3,396,357)    $ (5,283,922)       $ (1,771,049)   $ (3,166,966)
     Net Realized Gain (Loss)                         (4,967,424)         456,715             (9,713)             (87)        (86,172,577)       2,250,133          (3,189,537)      6,307,906       (23,005,039)       1,062,668        (291,463,464)     (38,369,197)       (170,293,495)    (27,730,974)
     Net Unrealized Gain (Loss) On Investments         2,928,505       (2,926,623)           (46,062)         (78,087)         31,379,211      (32,017,623)        (24,014,388)     16,732,179       (17,040,106)      20,153,329         116,768,285     (165,116,082)         66,061,815     (75,195,174)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (2,387,653)      (2,637,149)           106,708           13,993         (56,598,946)     (31,363,018)        (29,256,641)     21,828,356       (42,444,612)      19,321,191        (178,091,536)    (208,769,201)       (106,002,729)   (106,093,114)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                5,184,731       14,067,871          1,813,850        1,166,954          21,995,144       61,142,990          30,665,259      37,211,313        39,715,024       72,483,931          34,435,395      225,408,992          12,796,351     134,497,553
     Net Transfers Between Sub-accounts                5,350,558        6,544,216            622,458           (8,959)         13,663,651      102,458,798         (40,202,270)    134,969,382       (45,241,189)     190,641,093         (31,309,910)     306,364,788         (29,172,956)    120,319,228
     Surrenders                                       (1,868,407)        (771,473)          (195,655)          (6,887)         (9,722,245)      (9,420,192)        (14,194,199)     (4,818,304)      (15,780,704)      (8,497,293)        (15,346,413)     (31,458,990)         (6,977,133)    (14,973,341)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                8,666,881       19,840,614          2,240,653        1,151,108          25,936,549      154,181,596         (23,731,210)    167,362,391       (21,306,869)     254,627,731         (12,220,928)     500,314,790         (23,353,738)    239,843,440
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                6,279,229       17,203,465          2,347,361        1,165,101         (30,662,397)     122,818,578         (52,987,851)    189,190,747       (63,751,480)     273,948,922        (190,312,465)     291,545,589        (129,356,467)    133,750,326
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              19,061,042        1,857,577          1,165,101                -         150,957,726       28,139,148         197,852,718       8,661,971       282,867,376        8,918,454         367,912,719       76,367,130         197,247,663      63,497,337
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 25,340,271     $ 19,061,042        $ 3,512,462      $ 1,165,101       $ 120,295,329    $ 150,957,726       $ 144,864,867   $ 197,852,718     $ 219,115,896    $ 282,867,376       $ 177,600,254    $ 367,912,719        $ 67,891,196   $ 197,247,663
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       Montgomery Variable           Nike First Trust                       ProFunds                              ProFunds                          ProFunds                             ProFunds                             ProFunds
                                                        Emerging Markets                    10 Uncommon Values               VP Bear                                  VP Biotechnology            VP Bull Plus                          VP Energy                           VP Europe 30
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended       * Jan. 22 thru      Year Ended        * Jan. 22 thru    Year Ended      * Jan. 22 thru     Year Ended        * Jan. 22 thru     Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (1,251,839)    $ (1,747,842)        $ (207,765)      $ (116,259)         $ (273,736)             $ -          $ (263,172)            $ -        $ (813,376)             $ -          $ (226,444)             $ -          $ (517,227)     $ (584,610)
     Net Realized Gain (Loss)                        (25,039,866)       7,393,861         (8,405,954)      (1,139,190)         (4,416,452)               -          (3,595,788)              -       (15,444,090)               -          (6,615,605)               -         (15,540,320)    (22,660,369)
     Net Unrealized Gain (Loss) On Investments        18,046,467      (45,116,417)         1,075,020       (4,928,560)           (256,646)               -            (932,166)              -           303,671                -             175,127                -             383,322        (730,325)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (8,245,238)     (39,470,398)        (7,538,699)      (6,184,009)         (4,946,834)               -          (4,791,126)              -       (15,953,795)               -          (6,666,922)               -         (15,674,225)    (23,975,304)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                5,842,932       24,148,970          2,222,692        6,576,664           2,101,562                -           3,846,811               -         5,208,432                -           3,259,535                -           4,206,872      10,816,556
     Net Transfers Between Sub-accounts                8,978,861       (6,108,393)        (3,128,858)      20,095,356          39,943,757                -          45,023,867               -        78,476,897                -          26,566,595                -          34,460,430      36,875,424
     Surrenders                                       (6,358,722)      (8,467,299)          (915,086)        (491,278)         (1,798,184)               -          (1,458,635)              -       (10,744,383)               -          (2,035,669)               -          (2,513,430)     (2,573,208)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                8,463,071        9,573,278         (1,821,252)      26,180,742          40,247,135                -          47,412,043               -        72,940,946                -          27,790,460                -          36,153,872      45,118,772
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  217,833      (29,897,120)        (9,359,951)      19,996,733          35,300,301                -          42,620,918               -        56,987,150                -          21,123,539                -          20,479,647      21,143,468
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              91,411,931      121,309,051         19,996,733                -                   -                -                   -               -                 -                -                   -                -          24,496,343       3,352,875
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 91,629,764     $ 91,411,931       $ 10,636,782     $ 19,996,733        $ 35,300,301              $ -        $ 42,620,918             $ -      $ 56,987,150              $ -        $ 21,123,539              $ -        $ 44,975,990    $ 24,496,343
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    ProFunds                            ProFunds                            ProFunds                              ProFunds                          ProFunds                             ProFunds                             ProFunds
                                                  VP Financial                        VP Healthcare                          VP OTC                            VP Real Estate                             VP Technology                    VP Telecommunications            VP Ultra OTC
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                 * Jan. 22 thru     Year Ended       * Jan. 22 thru     Year Ended       * Jan. 22 thru      Year Ended        * Jan. 22 thru    Year Ended      * Jan. 22 thru     Year Ended        * Jan. 22 thru     Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (163,113)             $ -         $ (226,581)             $ -          $ (498,418)             $ -          $ (295,700)            $ -        $ (138,025)             $ -           $ (73,634)             $ -        $ (1,233,847)   $ (2,324,406)
     Net Realized Gain (Loss)                           (641,632)               -         (3,459,024)               -          (6,794,357)               -          (2,900,074)              -        (2,691,357)               -          (3,869,339)               -        (278,197,101)    (55,958,488)
     Net Unrealized Gain (Loss) On Investments           221,919                -           (238,799)               -          (2,043,890)               -             480,503               -          (670,472)               -             (27,444)               -         173,772,698    (186,119,753)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (582,826)               -         (3,924,404)               -          (9,336,665)               -          (2,715,271)              -        (3,499,854)               -          (3,970,417)               -        (105,658,250)   (244,402,647)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                1,533,104                -          2,273,837                -           5,146,223                -           1,326,955               -         3,179,410                -             581,818                -          13,347,277      79,693,992
     Net Transfers Between Sub-accounts               20,267,584                -         35,933,389                -          74,805,518                -          42,203,923               -        15,984,600                -           8,060,490                -          84,177,959     218,424,736
     Surrenders                                       (1,363,848)               -         (1,653,263)               -          (3,262,230)               -          (2,145,936)              -          (743,841)               -            (534,972)               -          (5,113,029)    (13,322,303)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               20,436,841                -         36,553,963                -          76,689,511                -          41,384,943               -        18,420,168                -           8,107,336                -          92,412,207     284,796,425
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               19,854,014                -         32,629,559                -          67,352,846                -          38,669,672               -        14,920,314                -           4,136,919                -         (13,246,043)     40,393,778
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                       -                -                  -                -                   -                -                   -               -                 -                -                   -                -         108,909,026      68,515,248
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 19,854,014              $ -       $ 32,629,559              $ -        $ 67,352,846              $ -        $ 38,669,672             $ -      $ 14,920,314              $ -         $ 4,136,919              $ -        $ 95,662,983   $ 108,909,026
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    ProFunds                            ProFunds                           Prudential                              Rydex                              Rydex                               Rydex                                 WFVT
                                                       VP Ultra Small-Cap             VP Utilities                           SP Jennison Int'l Growth            Nova Fund                          OTC Fund                            Ursa Fund                                Equity Income Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended       * Jan. 22 thru     Year Ended        * May 1 thru       Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (517,085)      $ (461,182)        $ (188,356)             $ -            $ (7,337)             $ -         $ 3,891,125      $ (767,969)     $ (2,598,994)    $ (7,131,232)          $ 484,292        $ 258,316           $ (30,533)          $ 535
     Net Realized Gain (Loss)                         (9,799,957)     (21,412,447)        (5,454,542)               -             124,947                -         (29,004,737)    (29,716,218)     (190,587,036)     (73,766,556)          1,412,216        3,123,232              17,874          37,316
     Net Unrealized Gain (Loss) On Investments         6,815,091         (474,358)            30,080                -              44,005                -           1,245,099     (17,515,483)       82,700,844     (216,861,483)           (706,099)         864,577            (490,116)        143,799
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (3,501,951)     (22,347,987)        (5,612,818)               -             161,615                -         (23,868,513)    (47,999,670)     (110,485,186)    (297,759,271)          1,190,409        4,246,125            (502,775)        181,650
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                2,707,420       11,119,736          2,255,435                -             376,419                -           1,825,401      25,700,830         9,472,619      188,734,596             256,619        2,319,555           2,266,843       2,051,539
     Net Transfers Between Sub-accounts               57,103,288       34,327,715         17,755,381                -           1,590,594                -         (71,930,824)    102,316,679      (116,211,747)     165,208,195         (20,775,248)       1,943,165           3,328,085       1,654,901
     Surrenders                                       (2,492,033)      (2,911,983)        (1,490,045)               -            (104,799)               -          (6,313,228)    (13,406,033)      (12,005,925)     (37,558,898)           (548,893)      (1,143,642)           (589,129)       (189,062)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               57,318,676       42,535,468         18,520,771                -           1,862,214                -         (76,418,651)    114,611,476      (118,745,054)     316,383,893         (21,067,522)       3,119,078           5,005,798       3,517,378
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               53,816,724       20,187,481         12,907,953                -           2,023,829                -        (100,287,164)     66,611,806      (229,230,239)      18,624,622         (19,877,113)       7,365,203           4,503,024       3,699,028
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              29,923,850        9,736,369                  -                -                   -                -         125,858,116      59,246,310       334,701,417      316,076,795          24,110,882       16,745,679           5,053,288       1,354,260
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 83,740,574     $ 29,923,850       $ 12,907,953              $ -         $ 2,023,829              $ -        $ 25,570,952   $ 125,858,116     $ 105,471,178    $ 334,701,417         $ 4,233,769     $ 24,110,882         $ 9,556,312     $ 5,053,288
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

                                                      WFVT
                                                        Equity Value Fund
                                                ----------------------------------
                                                ----------------------------------
                                                   Year Ended       Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------
                                                ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (308,685)      $ (215,080)
     Net Realized Gain (Loss)                           (882,290)         108,867
     Net Unrealized Gain (Loss) On Investments        (2,805,085)       1,520,084
                                                ----------------------------------
                                                ----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (3,996,060)       1,413,871
                                                ----------------------------------
                                                ----------------------------------

     Transfers of Annuity Fund Deposits                2,099,096        5,174,757
     Net Transfers Between Sub-accounts               (5,097,653)      12,194,806
     Surrenders                                       (2,781,624)      (2,216,738)
                                                ----------------------------------
                                                ----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               (5,780,182)      15,152,825
                                                ----------------------------------
                                                ----------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (9,776,241)      16,566,696
                                                ----------------------------------
                                                ----------------------------------

NET ASSETS:
     Beginning of Period                              42,482,491       25,915,795
                                                ----------------------------------
                                                ----------------------------------
     End of Period                                  $ 32,706,250     $ 42,482,491
                                                ==================================
                                                ==================================

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 2001
----------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American  Skandia  Life  Assurance  Corporation  Variable  Account  B - Class  1 (the  "Account")  is a  separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company").  The Account
     is registered  with the Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit investment trust.

     As of December 31, 2001, the Account consisted of seventy-eight  sub-accounts.  These financial statements report on seventy-eight  sub-accounts  offered in the LifeVest Personal Security Annuity,  the American Skandia Advisors
     Plan  Annuity,  the American  Skandia  Advisors  Plan II Annuity,  the  Imperium  Annuity,  the American  Skandia
     Protector Annuity,  the Emerald Choice Annuity,  American Skandia XTra Credit Annuity,  American Skandia LifeVest
     Annuity,  the Alliance Capital Navigator Annuity,  the Evergreen Skandia Harvester Annuity,  the American Skandia
     Advisor Plan II Premier  Annuity,  the Evergreen  Skandia  Harvester XTra Credit Annuity,  American  Skandia XTra
     Credit  Premier and  American  Skandia  Apex.  Each of the  seventy-eight  sub-accounts  invests only in a single corresponding  portfolio of either  American  Skandia Trust,  Montgomery  Variable  Series,  Wells Fargo Variable
     Trust, Rydex Variable Trust,  INVESCO Variable  Investment Funds, Inc.,  ProFunds VP, The Prudential Series Fund,
     Inc.,  Evergreen  Variable Annuity Trust,  First Defined  Portfolio Fund LLC or Davis Variable Account Fund, Inc.
     (the "Trusts").  American Skandia Investment  Services,  Incorporated,  an affiliate of American Skandia,  is the investment  manager for American  Skandia Trust,  while AIM Capital  Management,  Inc.,  Lord Abbett & Co., Janus
     Capital  Corporation,  J. P.  Morgan  Investment  Management  Inc.,  Neuberger  Berman  Management  Incorporated,
     Federated Investment  Counseling,  T. Rowe Price Associates,  Inc., T. Rowe Price  International,  Inc., Founders
     Asset  Management,  LLC,  Pacific  Investment  Management  Company,  INVESCO Funds Group Inc.,  American  Century
     Investment  Management,  Inc.,  Marsico  Capital  Management  LLC,  Cohen and Steers  Capital  Management,  Inc.,
     Massachusetts  Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital  Management,  L.P.,
     Fred Alger Management, Inc., GAMCO Investors, Inc., Zurich Scudder Investments,  Inc., Kinetics Asset Management,
     Inc., Pilgrim Baxter & Associates,  Goldman Sachs Asset Management,  Deutsche Asset Management,  Inc., and Strong
     Capital Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery  Variable  Series.  Wells Fargo Bank N.A. is the  investment  advisor for the Wells Fargo Variable
     Trust. PADCO Advisors II, Inc. is the investment advisor for the Rydex Variable Trust.  INVESCO Funds Group, Inc.
     is the investment advisor for the INVESCO Variable  Investment Funds, Inc. ProFund Advisors LLC is the investment advisor for ProFunds VP.  Evergreen  Investment  Management  Company is the  investment  advisor for Evergreen VA
     Strategic  Income,  Evergreen VA Equity  Index,  Evergreen  VA Blue Chip,  Evergreen  VA Omega,  Evergreen  Asset
     Management Corp. is the investment advisor for Evergreen VA Foundation, Evergreen VA Small Cap Value, and

1.   ORGANIZATION (continued)

     Evergreen VA Global Leaders.  Mentor Investment  Advisors LLC is the investment  advisor for Evergreen VA Capital
     Growth.  Meridian Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.  Mentor  Perpetual  Advisors LLC is the investment  advisor to Evergreen VA
     Perpetual  International.  Davis Selected  Advisers,  L.P. is the investment  advisor to Davis Value.  Prudential
     Investment Fund Management,  LLC/Jennison Associates,  LLC are the investment advisors for Prudential SP Jennison
     International Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities  referred to above are distributed by American  Skandia  Marketing,  Inc., an affiliate of American
     Skandia.

     During 2001, the following  sub-accounts  incurred a name change or sub-advisor  change:  AST Alger Growth merged into AST MFS  Growth;  AST Alger  Mid-Cap  Growth  merged  into AST  Alger  All-Cap  Growth,  AST  Goldman  Sachs
     Small-Cap Value (formerly AST Lord Abbett  Small-Cap  Value),  AST Scudder  Small-Cap Growth (formerly AST Kemper
     Small-Cap  Growth),  AST PBHG  Small-Cap  Growth  (formerly AST Janus  Small-Cap  Growth),  AST American  Century
     International  Growth II merged  into AST  American  Century  International  Growth,  AST DeAm  Small-Cap  Growth
     (formerly AST Scudder Small-Cap Growth), AST Strong International Equity

     (formerly AST AIM  International  Equity),  Evergreen VA International  Growth  (formerly  Evergreen VA Perpetual
     International)  and AST Money Market  sub-advised  by Wells Fargo Capital  Management,  Inc.  (formerly AST Money
     Market sub-advised by J.P. Morgan Investment Management).

 2.  VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is recognized on an accrual basis.  Realized  gains and losses on sales of investments  are determined on a first-in first-out basis.

3.       ESTIMATES

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the
     United States requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal  income tax  liability on  earnings,  or realized  capital gains attributable to the Account; therefore,
     no charges for federal income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred,  it may make a charge for such taxes  against the  Account.  Under  current  laws,  American  Skandia may incur state and local income taxes (in addition  to  premium  tax) in  several  states.  The  Company  does not  anticipate  that  these  taxes  will be significant.  However,  American  Skandia  may make  charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the  diversification  requirements  under the  Internal  Revenue  Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity  contracts.  The Company believes the underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following  contract  charges are paid to American  Skandia,  which  provides  administrative  services to the
     Account:

     Mortality  and Expense  Risk  Charges - Charged  daily  against the Account at an annual rate of 1.25% of the net assets.

     Administrative  Fees - Charged daily  against the Account at an annual rate of .15% of the net assets.  An annual maintenance  fee of up to $35 is  deducted  at the  end of  each  contract  year  and on  surrender.  The  annual maintenance  fee may be less than $35 on certain  contracts,  and may be waived on some contracts  based on their account value.

     Transfer  Fees - Charged at a rate of $10 for each transfer  after the 20th for each  contractowner  account,  in each annuity year, as set forth in the respective prospectus'.

     Contingent Deferred Sales Charges, if applicable,  are computed as set forth in the respective prospectus' of the
     LifeVest  Personal Security  Annuity,  the American Skandia Advisors Plan Annuity,  the American Skandia Advisors
     Plan II Annuity,  the Imperium  Annuity,  the American  Skandia  Protector  Annuity,  the Emerald Choice Annuity,
     American Skandia XTra Credit Annuity,  American Skandia LifeVest Annuity, the Alliance Capital Navigator Annuity,
     the Evergreen  Skandia  Harvester  Annuity,  the American Skandia Advisor Plan II Premier Annuity,  the Evergreen
     Skandia Harvester XTra Credit Annuity, American Skandia

6.   CONTRACT CHARGES (continued)

     XTra Credit Premier and American Skandia Apex.  These charges may be imposed on the full or partial surrender of certain  contracts.  There is no contingent  deferred  sales charge if all premiums were received at least eight or nine complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                AST- AIM                                 AST-Alger                                  AST - Alger                                 AST - Alger                                      AST - Alliance Bernstein                AST - Alliance                               AST - Alliance
                                                                Balanced                              All-Cap Growth                                  Growth                                   Mid-Cap Growth                               Growth & Value                                   Growth                                  Growth & Income
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Jan. 1 thru          Year Ended             Jan. 1 thru           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Feb. 16, 2001 **       Dec. 31, 2000         Feb. 16, 2001 **      Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          30,290,413         23,102,272            28,229,631                    -              138,664,577                   -              88,470,750                    -                       -                   -                25,796,792           17,059,819            53,536,296            52,766,579
Units Purchased                                                     3,102,528          7,119,034             6,515,621           15,572,565                  401,928             659,052                 244,391              435,428                 727,148                   -                 3,365,083            4,793,115             5,632,354             5,740,035
Units Transferred Between Sub-accounts                             (3,158,731)         3,465,328           102,133,195           14,041,924             (137,235,305)        139,959,589             (87,578,961)          89,067,748               2,718,437                   -                 2,344,458            5,449,744             9,585,170                11,210
Units Surrendered                                                  (3,592,789)        (3,396,221)          (11,435,531)          (1,384,858)              (1,831,200)         (1,954,064)             (1,136,181)          (1,032,426)                (93,750)                  -                (2,028,076)          (1,505,886)           (5,630,504)           (4,981,528)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                26,641,422         30,290,413           125,442,916           28,229,631                        -         138,664,577                       -           88,470,750               3,351,836                   -                29,478,257           25,796,792            63,123,316            53,536,296
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  AST - American Century                     AST - American Century                     AST - American Century                       AST - American Century                        AST - Cohen & Steers                    AST - DeAm                                           AST - Federated
                                                            Income & Growth                                  International Growth I                     International Growth II              Strategic Balanced                              Real Estate                                Small-Cap Growth                                       Aggressive Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Jan.1 thru           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Sep. 24, 2001 **       Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          32,388,202         21,361,995            17,007,352            6,855,601               26,340,548          28,704,924              14,498,180           13,944,535              11,891,188           6,224,365                63,621,279           53,349,003               196,575                     -
Units Purchased                                                     2,662,910          9,503,127             3,854,740            5,938,888                  210,963           1,525,058               1,308,335            2,540,017               1,458,533           1,783,109                 4,092,149           12,668,203               929,555                31,795
Units Transferred Between Sub-accounts                             (5,267,004)         3,489,536            18,553,959            5,040,621              (24,868,122)         (1,589,145)               (319,592)            (717,794)               (205,556)          4,496,188                  (547,390)           3,826,659             5,506,043               165,027
Units Surrendered                                                  (2,397,830)        (1,966,456)           (1,928,626)            (827,758)              (1,683,389)         (2,300,289)             (1,117,027)          (1,268,578)               (875,739)           (612,474)               (6,462,246)          (6,222,586)             (133,107)                 (247)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                27,386,278         32,388,202            37,487,425           17,007,352                        -          26,340,548              14,369,895           14,498,180              12,268,426          11,891,188                60,703,791           63,621,279             6,499,066               196,575
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - Federated                           AST - Founders                               AST - Gabelli                               AST - Gabelli                                       AST - Goldman Sachs                   AST - Invesco                                 AST - JanCap
                                                            High Yield Bond                              Passport                                  All-Cap Value                              Small-Cap Value                              Small-Cap Value                               Equity Income                                    Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          36,914,825         41,588,401            16,245,805            8,818,599                1,273,094                   -              23,298,524           21,340,168              15,193,053           6,597,544                50,171,495           46,660,160            99,250,773            94,850,623
Units Purchased                                                     3,668,971          5,243,661             1,316,292            6,371,241                3,117,563             199,495               3,698,142            2,636,286               3,347,561           2,903,934                 4,464,351            6,485,913             4,811,511            16,634,541
Units Transferred Between Sub-accounts                              2,289,552         (6,334,429)           (2,746,101)           2,113,181               11,392,943           1,083,314              10,853,421              920,717               9,321,807           6,271,107                (1,405,421)           1,073,082           (11,448,417)           (3,643,238)
Units Surrendered                                                  (3,742,881)        (3,582,808)           (1,188,733)          (1,057,216)                (849,031)             (9,715)             (2,366,557)          (1,598,647)             (1,641,562)           (579,532)               (4,634,462)          (4,047,660)           (8,497,647)           (8,591,153)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                39,130,467         36,914,825            13,627,264           16,245,805               14,934,570           1,273,094              35,483,530           23,298,524              26,220,860          15,193,053                48,595,962           50,171,495            84,116,221            99,250,773
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - Janus                               AST - Janus                                 AST - Janus                                AST - Kinetics                             AST - Lord Abbett                              AST - Marsico                                  AST - MFS
                                                             Mid-Cap Growth                                     Overseas Growth                   Strategic Value                                 Internet                                  Bond Debenture                               Capital Growth                               Global Equity
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           9,426,102                  -            57,327,711           61,117,418                  586,058                   -                 116,363                    -                 650,253                   -                94,627,691           78,684,943             2,803,013               116,756
Units Purchased                                                     5,347,823          4,549,468               456,292            7,430,557                1,661,561             120,529                 130,170               23,995               1,612,099              34,974                 7,170,213           21,621,804             1,521,462             1,428,941
Units Transferred Between Sub-accounts                              3,232,113          5,048,195           (13,524,553)          (6,940,931)               2,579,871             466,510                 193,064               92,835               3,510,172             630,083                (9,008,743)             276,496             1,860,812             1,335,516
Units Surrendered                                                    (960,262)          (171,561)           (3,752,032)          (4,279,333)                (251,932)               (981)                (50,246)                (467)               (265,542)            (14,804)               (6,893,359)          (5,955,552)             (378,720)              (78,200)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                17,045,776          9,426,102            40,507,419           57,327,711                4,575,558             586,058                 389,350              116,363               5,506,982             650,253                85,895,802           94,627,691             5,806,567             2,803,013
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               AST - MFS                                 AST - MFS                                      AST                                         AST - Neuberger & Berman                     AST - Neuberger & Berman                  AST - PBHG                                  AST - PIMCO
                                                                 Growth                                        Growth with Income                  Money Market                                Mid-Cap Growth                               Mid-Cap Value                               Small-Cap Growth                                     Limited Maturity Bond
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ---------------------------------------------------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ---------------------------------------------------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           7,515,486            409,467             6,937,627              741,323              172,493,206         187,609,708              26,517,850           13,460,525              44,558,699          37,864,586                25,535,093           32,134,969            31,046,956            32,560,943
Units Purchased                                                     6,309,440          4,001,534             3,671,228            3,806,195               98,647,297         172,045,225               2,976,459            6,576,802               4,584,279           4,112,369                   241,528            1,691,590             6,855,556             4,573,653
Units Transferred Between Sub-accounts                            115,724,161          3,271,065             2,045,719            2,523,569              (19,943,222)       (154,154,744)             (1,796,065)           8,088,785               2,685,173           6,160,891                  (919,484)          (6,280,218)            9,094,823            (2,252,122)
Units Surrendered                                                 (11,832,845)          (166,580)             (757,886)            (133,460)             (66,585,222)        (33,006,983)             (1,981,080)          (1,608,262)             (4,529,838)         (3,579,147)               (1,808,315)          (2,011,248)           (4,586,528)           (3,835,518)
                                                           ------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           ------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                               117,716,242          7,515,486            11,896,688            6,937,627              184,612,059         172,493,206              25,717,164           26,517,850              47,298,313          44,558,699                23,048,821           25,535,093            42,410,807            31,046,956
                                                           ==============================================================================================================================   ==========================================   =========================================   ============================================   =========================================
                                                           ==============================================================================================================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - PIMCO                                   AST - Sanford Bernstein                     AST - Sanford Bernstein                AST - Scudder                                 AST - Strong                             AST - T. Rowe Price                                     AST - T. Rowe Price
                                                           Total Return Bond                            Core Value                               Managed Index 500                                 Japan                                 International Equity                           Asset Allocation                               Global Bond
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          82,545,240         73,530,507                     -                    -               48,835,089          39,825,951                  84,394                    -              19,112,622          16,903,883                19,704,198           22,002,028            11,219,502            12,533,037
Units Purchased                                                    15,056,609         10,867,479               704,077                    -                5,069,774           8,462,705                 248,162                6,590               1,848,546           4,210,289                 1,323,360            2,308,846               711,946             1,007,702
Units Transferred Between Sub-accounts                             10,639,157          5,273,481             3,588,544                    -               (1,910,618)          3,790,669                 280,195               77,885              (1,616,948)            (64,138)               (1,624,610)          (2,588,933)           (1,280,775)           (1,210,212)
Units Surrendered                                                  (9,212,542)        (7,126,227)              (84,752)                   -               (3,975,524)         (3,244,236)                (16,521)                 (81)             (1,955,360)         (1,937,412)               (1,823,841)          (2,017,743)             (982,611)           (1,111,025)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                99,028,465         82,545,240             4,207,869                    -               48,018,721          48,835,089                 596,230               84,394              17,388,860          19,112,622                17,579,107           19,704,198             9,668,062            11,219,502
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AST - T. Rowe Price                             Davis                                   Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA
                                                                     Natural Resources                  Value Fund                                Blue Chip Fund                                       Capital Growth Fund                Equity Index Fund                             Foundation Fund                                       Global Leaders Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           6,520,983          6,201,327               195,203                    -                  351,338                   -                 268,886                    -                 302,954                   -                   755,890                    -               887,758                23,101
Units Purchased                                                       856,718            891,162               311,615              168,437                  236,515             323,390                 399,128              258,526                 203,742             259,407                   330,065              667,039               423,719               462,902
Units Transferred Between Sub-accounts                               (155,294)           (79,604)              120,786               27,420                  (42,273)             31,182                 138,858               11,222                  27,889              44,420                   (28,197)              92,253               286,608               446,486
Units Surrendered                                                    (657,319)          (491,902)               (9,876)                (654)                 (19,278)             (3,234)                (18,475)                (862)                 (8,294)               (873)                  (37,959)              (3,402)              (77,709)              (44,731)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 6,565,088          6,520,983               617,727              195,203                  526,302             351,338                 788,396              268,886                 526,290             302,954                 1,019,799              755,890             1,520,376               887,758
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen VA                             Evergreen VA                                Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 INVESCO VIF
                                                                 International Growth Fund              Omega Fund                                   Perpetual International Fund                     Small-Cap Value Fund               Special Equity Fund                                    Strategic Income Fund                 Dynamics Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended           * May 1 thru         Year Ended              Jan. 1 thru          Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000           Aug. 3, 2001 **       Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -             1,637,475                    -                   57,408                   -                  65,490                    -               1,731,145             152,342                   118,558                    -            11,409,827             2,022,585
Units Purchased                                                           352                  -               753,689            1,515,312                    5,413              56,131                 139,848               66,275                 502,070           1,109,747                   169,127              120,079             2,069,898             3,969,062
Units Transferred Between Sub-accounts                                 45,099                  -               291,113              133,633                  (62,667)              1,425                  59,486                 (350)                485,545             529,633                    62,145                 (810)              855,017             6,027,609
Units Surrendered                                                         (93)                 -               (96,430)             (11,470)                    (153)               (148)                 (5,851)                (435)               (178,699)            (60,577)                   (8,514)                (711)             (943,082)             (609,429)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                    45,358                  -             2,585,848            1,637,475                        -              57,408                 258,972               65,490               2,540,062           1,731,145                   341,316              118,558            13,391,660            11,409,827
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              INVESCO VIF                               INVESCO VIF                                 INVESCO VIF                                 INVESCO VIF                                        Montgomery Variable                  Nike First Trust                                 ProFunds
                                                                  Financial Services Fund                     Health Sciences Fund                Technology Fund                                    Telecommunications Fund               Emerging Markets                                      10 Uncommon Values                      VP Bear
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended           * Jan. 22 thru        Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          14,091,636            759,104            19,381,405              786,518               29,491,113           4,622,242              17,856,118            4,184,526              12,899,472          12,060,036                 2,690,435                    -                     -                     -
Units Purchased                                                     2,323,790          3,005,893             3,114,993            5,378,661                3,765,519          12,017,020               1,521,290            8,069,101                 836,538           2,474,507                   387,125              706,560               178,199                     -
Units Transferred Between Sub-accounts                             (3,730,125)        10,722,351            (3,872,295)          13,821,022               (4,746,368)         14,569,486              (4,891,395)           6,537,477               1,308,684            (710,436)                 (650,993)           2,039,296             3,035,152                     -
Units Surrendered                                                  (1,073,253)          (395,712)           (1,204,962)            (604,796)              (1,857,642)         (1,717,635)               (932,854)            (934,986)               (949,559)           (924,635)                 (171,302)             (55,421)             (153,454)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                11,612,048         14,091,636            17,419,141           19,381,405               26,652,622          29,491,113              13,553,158           17,856,118              14,095,135          12,899,472                 2,255,266            2,690,435             3,059,897                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                                 ProFunds                                    ProFunds                                     ProFunds                                     ProFunds                                     ProFunds                                     ProFunds
                                                            VP Biotechnology                           VP Bull Plus                                  VP Energy                                  VP Europe 30                                 VP Financial                                VP Healthcare                                    VP OTC
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                             * Jan. 22 thru       Year Ended          * Jan. 22 thru        Year Ended            * Jan. 22 thru         Year Ended              Year Ended           Year Ended            * Jan. 22 thru        Year Ended             * Jan. 22 thru          Year Ended           * Jan. 22 thru        Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -                     -                    -                        -                   -               2,327,562              273,963                       -                   -                         -                    -                     -                     -
Units Purchased                                                       438,847                  -               667,858                    -                  296,483                   -                 482,197              901,380                 158,798                   -                   239,023                    -               842,812                     -
Units Transferred Between Sub-accounts                              4,815,995                  -             8,305,636                    -                2,178,531                   -               3,192,410            1,373,170               2,142,715                   -                 3,423,390                    -            11,406,396                     -
Units Surrendered                                                    (161,607)                 -            (1,344,675)                   -                 (175,865)                  -                (290,406)            (220,951)               (147,407)                  -                  (173,316)                   -              (568,019)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 5,093,235                  -             7,628,819                    -                2,299,149                   -               5,711,763            2,327,562               2,154,106                   -                 3,489,097                    -            11,681,189                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                                 ProFunds                                    ProFunds                                     ProFunds                                     ProFunds                                     ProFunds                                    Prudential
                                                             VP Real Estate                            VP Technology                                     VP Telecommunications                  VP Ultra OTC                              VP Ultra Small-Cap                              VP Utilities                                      SP Jennison Int'l Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                             * Jan. 22 thru       Year Ended          * Jan. 22 thru        Year Ended            * Jan. 22 thru         Year Ended              Year Ended           Year Ended              Year Ended          Year Ended             * Jan. 22 thru          Year Ended            * May 1 thru         Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -                     -                    -                        -                   -              17,597,528            2,906,024               3,258,574             813,904                         -                    -                     -                     -
Units Purchased                                                       104,086                  -               519,443                    -                   71,983                   -               5,306,142            4,076,427                 309,225             951,343                   203,225                    -                50,304                     -
Units Transferred Between Sub-accounts                              3,670,794                  -             2,120,912                    -                  578,239                   -              29,347,431           11,438,688               6,742,566           1,758,770                 1,510,934                    -               237,344                     -
Units Surrendered                                                    (182,045)                 -              (116,060)                   -                  (67,157)                  -              (2,126,405)            (823,611)               (299,884)           (265,443)                 (124,815)                   -               (13,805)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 3,592,834                  -             2,524,295                    -                  583,065                   -              50,124,696           17,597,528              10,010,482           3,258,574                 1,589,344                    -               273,843                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
                                                                 Rydex                                     Rydex                                       Rydex                                        WFVT                                         WFVT
                                                               Nova Fund                                 OTC Fund                                    Ursa Fund                               Equity Income Fund                           Equity Value Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          14,799,352          5,474,129            32,179,793           18,520,440                2,269,599           1,803,669                 502,986              136,006               4,442,888           2,826,839
Units Purchased                                                       200,713          2,485,894               947,085           10,862,830                   23,427             237,416                 226,735              208,581                 204,622             527,611
Units Transferred Between Sub-accounts                            (10,154,425)         8,190,715           (15,735,204)           5,100,518               (1,894,400)            352,644                 338,967              176,174                (653,658)          1,292,554
Units Surrendered                                                    (855,022)        (1,351,386)           (1,525,627)          (2,303,995)                 (47,139)           (124,130)                (48,752)             (17,775)               (287,983)           (204,116)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 3,990,618         14,799,352            15,866,046           32,179,793                  351,487           2,269,599               1,019,937              502,986               3,705,869           4,442,888
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for year ended
December 31, 2001 were as follows:

                                                                        2001
                                                                   --------------------------------
                                                                   --------------------------------
                                                                      Purchases         Sales
                                                                   --------------------------------
                                                                   --------------------------------

            AST - AIM Balanced                                       $ 152,380,597   $ 209,117,441
            AST - Alger All-Cap Growth                               1,004,532,140     363,301,477
            AST - Alger Growth                                           7,135,294   1,336,613,917
            AST - Alger Mid-Cap Growth                                   2,603,400     875,785,741
            AST - Alliance Bernstein Growth & Value                     46,779,035      15,937,531
            AST - Alliance Growth                                      386,945,374     240,492,121
            AST - Alliance Growth & Income                             789,069,687     317,206,068
            AST - American Century Income & Growth                      61,839,317     128,020,302
            AST - American Century International Growth I              778,469,954     512,691,701
            AST - American Century International Growth II             179,443,408     341,676,854
            AST - American Century Strategic Balanced                   55,642,321      50,987,296
            AST - Cohen & Steers Real Estate                           123,591,498     114,980,006
            AST - DeAm Small-Cap Growth                              1,264,025,267   1,181,221,216
            AST - Federated Aggressive Growth                           60,630,450      16,036,134
            AST - Federated High Yield Bond                            462,865,306     386,033,379
            AST - Founders Passport                                    158,708,992     195,843,434
            AST - Gabelli All-Cap Value                                227,689,982      88,728,531
            AST - Gabelli Small-Cap Value                              503,562,874     310,923,998
            AST - Goldman Sachs Small-Cap Value                        332,912,280     166,701,211
            AST - Invesco Equity Income                                398,152,735     397,570,892
            AST - JanCap Growth                                        957,596,313   1,426,103,787
            AST - Janus Mid-Cap Growth                                 140,144,804      94,920,593
            AST - Janus Overseas Growth                                504,953,618     512,920,457
            AST - Janus Strategic Value                                 74,225,343      34,898,123
            AST - Kinetics Internet                                     13,782,966      11,098,129
            AST - Lord Abbett Bond Debenture                            88,090,325      38,552,544
            AST - Marsico Capital Growth                               551,589,020     660,840,721
            AST - MFS Global Equity                                     91,879,008      64,229,046
            AST - MFS Growth                                         1,466,371,299     362,076,161
            AST - MFS Growth with Income                                89,538,236      41,729,183
            AST - Money Market                                       8,891,575,604   8,679,262,534
            AST - Neuberger & Berman Mid-Cap Growth                    751,199,462     680,304,762
            AST - Neuberger & Berman Mid-Cap Value                     493,502,716     392,979,138
            AST - PBHG Small-Cap Growth                                205,143,647     179,100,179
            AST - PIMCO Limited Maturity Bond                          520,799,649     353,612,738
            AST - PIMCO Total Return Bond                              858,320,788     563,308,357
            AST - Sanford Bernstein Core Value                          50,730,970       9,195,298
            AST - Sanford Bernstein Managed Index 500                  341,300,397     343,612,776
            AST - Scudder Japan                                         51,421,894      47,980,586
            AST - Strong International Equity                          750,858,128     742,551,881
            AST - T. Rowe Price Asset Allocation                        95,648,193      90,666,652
            AST - T. Rowe Price Global Bond                             34,821,307      52,765,546
            AST - T. Rowe Price Natural Resources                       83,608,644      69,451,752
            Davis Value Fund                                             4,016,780         259,905
            Evergreen - VA Blue Chip Fund                                2,020,967         595,676
            Evergreen - VA Capital Growth Fund                           6,059,709         203,201
            Evergreen - VA Equity Index Fund                             2,469,705         503,947
            Evergreen - VA Foundation Fund                               3,365,713         872,057
            Evergreen - VA Global Leaders Fund                          31,015,806      25,223,130
            Evergreen - VA International Growth Fund                       489,281          30,846
            Evergreen - VA Omega Fund                                    8,116,093       1,605,132
            Evergreen - VA Perpetual International Fund                     88,095         486,094
            Evergreen - VA Small-Cap Value Fund                          2,871,527         152,883
            Evergreen - VA Special Equity Fund                          25,273,454      16,955,307
            Evergreen - VA Strategic Income Fund                         2,699,898         296,763
            INVESCO - VIF Dynamics Fund                              $ 660,776,759   $ 636,645,790
            INVESCO - VIF Financial Services Fund                      133,582,296     159,236,162
            INVESCO - VIF Health Sciences Fund                         246,634,265     270,340,600
            INVESCO - VIF Technology Fund                              297,992,401     313,609,687
            INVESCO - VIF Telecommunications Fund                      387,770,463     412,895,251
            Montgomery - Emerging Markets                              115,936,768     108,725,536
            Nike - First Trust 10 Uncommon Values                        9,515,145      11,544,163
            ProFunds - VP Bear                                         356,638,985     316,665,586
            ProFunds - VP Biotechnology                                214,180,490     167,031,618
            ProFunds - VP Bull Plus                                    427,870,143     355,742,574
            ProFunds - VP Energy                                       150,974,302     123,410,285
            ProFunds - VP Europe 30                                    291,009,900     255,373,256
            ProFunds - VP Financial                                    139,177,115     118,903,388
            ProFunds - VP Healthcare                                   178,088,101     141,760,719
            ProFunds - VP OTC                                          432,324,337     356,133,245
            ProFunds - VP Real Estate                                  187,980,338     146,891,095
            ProFunds - VP Technology                                   151,882,349     133,600,206
            ProFunds - VP Telecommunications                            78,405,502      70,371,800
            ProFunds - VP Ultra OTC                                    224,918,891     133,740,530
            ProFunds - VP Ultra Small-Cap                              286,358,293     229,556,703
            ProFunds - VP Utilities                                    121,000,876     102,668,460
            Prudential - SP Jennison Int'l Growth                       29,458,670      27,603,712
            Rydex - Nova Fund                                          119,707,999     192,235,524
            Rydex - OTC Fund                                           101,698,388     223,042,434
            Rydex - Ursa Fund                                           58,747,434      79,330,664
            WFVT - Equity Income Fund                                    9,749,589       4,545,697
            WFVT - Equity Value Fund                                    30,724,779      36,813,647
                                                                   --------------------------------
                                                                   --------------------------------
                                                                   $ 29,635,673,849$ 27,877,633,466
                                                                   ================================
                                                                   ================================

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                                   # Of Units Outstanding        Net Asset Value            Net            Expense     Investment      Total
                                                   ----------------------        ---------------
Fund Name                                       Dec. 31, 2001   Dec. 31, 2000    Lowest    Highest         Assets           Ratio     Income Ratio*   Return*
----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

American Skandia Trust (AST):
AIM Balanced                                        26,641,422    30,290,413    $ 10.07   $ 13.81        $ 463,184,439       1.25%           2.72%  -12.97%
Alger All-Cap Growth                               125,442,916    28,229,631       4.59      7.00          695,157,974       1.25%               -  -17.84%
Alger Growth 1                                            -      138,664,577       9.19     10.17                    -           -           0.56%   0.16%
Alger Mid-Cap Growth 2                                    -       88,470,750       8.96     10.30                    -           -               -   0.19%
Alliance Bernstein Growth & Value                    3,351,836             -       8.00     10.06           32,273,758       1.25%               -   -2.49%
Alliance Growth                                     29,478,257    25,796,792       7.84     16.36          430,799,551       1.25%               -   62.12%
Alliance Growth & Income                            63,123,316    53,536,296      15.71     22.81        1,778,634,952       1.25%           0.51%  -49.11%
American Century Income & Growth                    27,386,278    32,388,202      10.00     13.46          352,096,097       1.25%           0.74%   -9.79%
Amercian Century International Growth I             37,487,425    17,007,352      10.74     17.98          481,587,232       1.25%           0.41%  -28.24%
American Century International Growth II 3                        26,340,548       5.94     12.28                    -           -           0.93%  -26.27%
American Century Strategic Balanced                 14,369,895    14,498,180      11.38     14.07          193,957,064       1.25%           1.90%   -5.15%
Cohen & Steers Realty                               12,268,426    11,891,188       9.20     10.71          129,275,923       1.25%           3.06%   1.41%
DeAm Small-Cap Growth                               60,703,791    63,621,279       5.69     11.85          513,314,354       1.25%               -  -29.43%
Federated Aggressive Growth                          6,499,066       196,575       5.28     10.06           46,167,956       1.25%           0.02%  -21.73%
Federated High Yield Bond                           39,130,467    36,914,825       8.36     10.46          494,603,861       1.25%          10.89%   -1.26%
Founders Passport                                   13,627,264    16,245,805       8.56     14.91          146,801,965       1.25%               -  -33.17%
Gabelli All-Cap Value                               14,934,570     1,273,094       8.60     10.86          144,955,652       1.25%           0.03%   -3.55%
Gabelli Small-Cap Value                             35,483,530    23,298,524      10.86     13.79          499,641,677       1.25%           0.48%   5.48%
Goldman Sachs Small-Cap Value                       26,220,860    15,193,053      12.75     15.68          396,338,558       1.25%               -   8.37%
Invesco Equity Income                               48,595,962    50,171,495      13.67     17.99          964,044,028       1.25%           2.30%   -9.87%
JanCap Growth                                       84,116,221    99,250,773      19.36     38.54        2,331,057,650       1.25%               -  -32.63%
Janus Mid-Cap Growth                                17,045,776     9,426,102       3.31      7.85           66,137,168       1.25%           0.08%  -41.01%
Janus Overseas Growth                               40,507,419    57,327,711       8.48     19.71          548,295,456       1.25%           6.01%  -24.62%
Janus Strategic Value                                4,575,558       586,058       7.98     10.43           41,867,147       1.25%           0.06%   -6.86%
Kinetics Internet                                      389,350       116,363       7.40      8.73            3,208,454       1.25%               -   2.90%
Lord Abbett Bond Debenture                           5,506,982       650,253       9.85     10.62           56,635,959       1.25%           0.04%   1.59%
Marsico Capital Growth                              85,895,802    94,627,691      11.53     18.26        1,180,585,665       1.25%               -  -22.81%
MFS Global Equity                                    5,806,567     2,803,013     $ 7.75   $ 10.41      $ 51,931,371.00       1.25%               -  -11.23%
MFS Growth                                         117,716,242     7,515,486       6.70     10.79       943,892,034.00       1.25%               -  -22.78%
MFS Growth with Income                              11,896,688     6,937,627       7.63     10.54          102,759,926       1.25%           0.13%  -16.65%
Money Market                                       184,612,059   172,493,206       1.00      1.00        2,445,129,183       1.25%           3.59%   2.32%
Neuberger & Berman Mid-Cap Growth                   25,717,164    26,517,850      10.57     22.61          487,415,278       1.25%               -  -26.83%
Neuberger & Berman Mid-Cap Value                    47,298,313    44,558,699      13.08     16.62       953,653,982.00       1.25%           0.14%   -4.39%
PBHG Small-Cap Growth                               23,048,821    25,535,093      11.87     22.48       457,181,229.00       1.25%               -   -7.78%
Pimco Limited Maturity Bond                         42,410,807    31,046,956      10.65     11.39          577,333,950       1.25%           4.57%   6.46%
Pimco Total Return Bond                             99,028,465    82,545,240      11.15     12.27        1,530,902,033       1.25%           4.73%   7.34%
Sanford Bernstein Core Value                         4,207,869             -       8.74     10.33           42,266,883       1.25%               -   0.30%
Sanford Bernstein Managed Index 500                 48,018,721    48,835,089       9.47     12.91          577,437,079       1.25%           0.22%  -11.28%
Scudder Japan                                          596,230        84,394       4.99      8.25            3,035,133       1.25%               -  -38.31%
Strong International Equity                         17,388,860    19,112,622      13.37     22.45          422,244,622       1.25%           0.19%  -23.83%
T. Rowe Price Asset Allocation                      17,579,107    19,704,198      13.39     18.69          319,046,785       1.25%           3.10%   -6.13%
T. Rowe Price Global Bond                            9,668,062    11,219,502       9.16     10.02          102,653,229       1.25%               -   1.22%
T. Rowe Price Natural Resources                      6,565,088     6,520,983      12.76     17.23          129,428,870       1.25%           1.14%   -0.71%
Davis Funds:
Davis Value Fund                                       617,727       195,203       8.27     11.27            5,402,164       1.25%               -  -12.01%
Evergreen Funds:
VA Blue Chip Fund                                      526,302       351,338       6.37      8.97            3,891,203       1.25%           0.32%  -17.78%
VA Capital Growth Fund                                 788,396       268,886      12.03     16.82            8,358,559       1.25%           0.44%  -14.17%
VA Equity Index Fund                                   526,290       302,954       7.60     10.72            4,326,928       1.25%           1.24%  -13.20%
VA Foundation Fund                                   1,019,799       755,890      12.19     14.63            8,870,162       1.25%           2.32%   -9.85%
VA Global Leaders Fund                               1,520,376       887,758      10.30     14.57           13,688,682       1.25%           0.28%  -14.64%
VA International Growth Fund                            45,358           -         8.49     10.15              421,638       1.25%           0.47%  -16.80%
VA Omega Fund                                        2,585,848     1,637,475      10.00     17.42           17,341,986       1.25%               -  -10.73%
VA Perpetual International Fund4                            -         57,408      12.24     16.02                    -           -           0.75%  -21.21%
VA Small-Cap Value Fund                                258,972        65,490      10.66     13.27            3,690,353           -           0.33%   16.46%
VA Special Equity Fund                               2,540,062     1,731,145       7.97     10.59           25,340,271       1.25%               -   -9.39%
VA Strategic Income Fund                               341,316       118,558     $ 8.98    $ 9.61       $ 3,512,462.00       1.25%           8.57%   4.72%
INVESCO Variable Investment Funds:
VIF Dynamics Fund                                   13,391,660    11,409,827       9.40     19.23       120,295,329.00       1.25%               -  -32.10%
VIF Financial Services Fund                         11,612,048    14,091,636      10.30     13.91          144,864,867       1.25%           0.22%  -11.15%
VIF Health Sciences Fund                            17,419,141    19,381,405      14.84     20.24          219,115,896       1.25%           0.33%  -13.81%
VIF Technology Fund                                 26,652,622    29,491,113      10.74     32.11          177,600,254       1.25%               -  -39.68%
VIF Telecommunications Fund                         13,553,158    17,856,118       4.52     14.53           67,891,196       1.25%               -  -59.85%
Montgomery Variable Series:
Emerging Markets                                    14,095,135    12,899,472       5.57      8.64           91,629,764       1.25%               -   -8.26%
NIKE:
First Trust 10 Uncommon Values                       2,255,266    2,690,435        4.36      9.10        10,636,782.00       1.25%               -  -36.54%
Profunds:
VP Bear                                              3,059,897            -      10.00      41.99        35,300,301.00       1.25%               -   14.48%
VP Biotechnology                                     5,093,235            -      10.00      32.25           42,620,918       1.25%               -  -15.38%
VP Bull Plus                                         7,628,819            -      10.00      30.99           56,987,150       1.25%               -  -23.84%
VP Energy                                            2,299,149            -      10.00      34.72           21,123,539       1.25%               -   -7.66%
VP Europe 30                                         5,711,763    2,327,562      10.00      32.88           44,975,990       1.25%               -  -25.18%
VP Financial                                         2,154,106            -      10.00      31.22           19,854,014       1.25%               -   -7.38%
VP Healthcare                                        3,489,097            -      10.00      31.16           32,629,559       1.25%               -   -6.11%
VP OTC                                             11,681,189             -      10.00      30.94           67,352,846       1.25%               -  -39.90%
VP Real Estate                                       3,592,834            -      10.00      34.23           38,669,672       1.25%               -   7.19%
VP Technology                                        2,524,295            -      10.00      30.88            4,136,919       1.25%               -  -38.54%
VP Telecommunications                                  583,065           -       10.00      30.27           95,662,983       1.25%               -  -27.38%
VP Ultra OTC                                        50,124,696    17,597,528      2.64      19.76           83,740,574       1.25%               -  -69.16%
VP Ultra Small-Cap                                  10,010,482     3,258,574     10.00      30.43           14,920,314       1.25%               -   -8.91%
VP Utilities                                         1,589,344            -      10.00      33.29           12,907,953       1.25%               -  -17.70%
Prudential Funds:
SP Jennison Int'l Growth                               273,843           -        4.70      10.00           2,023,829        1.25%           0.11%  -17.52%
Rydex Inc:
Nova Fund                                            3,990,618   14,799,352     $ 6.79   $ 14.67      $ 25,570,952.00        1.25%           8.28%  -24.65%
OTC Fund                                            15,866,046   32,179,793      10.63     26.62          105,471,178        1.25%               -  -36.09%
Ursa Fund                                              351,487    2,269,599       5.86      7.56            4,233,769        1.25%           6.29%   13.38%
Wells Fargo Variable Trust (WFVT):
Equity Income Fund                                   1,019,937      502,986      13.37     17.33            9,556,312        1.25%           1.05%   -6.74%
Equity Value Fund                                    3,705,869    4,442,888       7.70     10.07           32,706,250        1.25%           0.59%   -7.70%

--------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

Footnotes:
----------
1 - Alger Growth merged into MFS Growth as of 2/16/01.
2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
3 - American Century International Growth II merged into American Century International Growth on 9/24/01
4 - Evergreen VA Perpetual International  merged into Evergreen VA International Growth on 8/3/2001

* Annualized

ASAP

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of Revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing, Incorporated,  formerly Skandia Life Equity Sales Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the form of the Annuity  filed via Edgar with  Post-Effective  Amendment  No. 13 to  Registration
                           Statement No. 33-44436, filed April 29, 1997.

(b)      Copy of Guaranteed Minimum Death Benefit  Endorsement filed via EDGAR with  Post-Effective  Amendment No. 8 to Registration
                           Statement No. 33-87010, filed April 26, 1999.

(c)      Copy of Performance-related  Benefits and First Year Credits Endorsement filed via EDGAR with Post-Effective  Amendment No.
                           8 to Registration Statement No. 33-87010, filed April 26, 1999.

(d)      Copy of percent Death Benefit  Endorsement  filed via EDGAR with  Pre-Effective  Amendment No. 1 to Registration  Statement
                           No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form used with the  Annuity  provided  in  response  to (4) above filed via EDGAR with
                  Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      (a)      Annuity Reinsurance Agreement between Depositor and Transamerica Occidental Life
                           Insurance  Company  effective  April 1, 1993  filed via EDGAR  with  Post-effective  Amendment  No. 12 to
                           Registration Statement No. 33-44436, filed April 29, 1996.

                  (b)      Annuity Reinsurance Agreement between Depositor and Transamerica Occidental Life
                           Assurance  Company  effective  January 1, 1994 filed via EDGAR with  Post-effective  Amendment  No. 12 to
                           Registration Statement No. 33-44436, filed April 29, 1996.

                  (c)      Amendment No. 1 to Annuity Reinsurance Agreement between Depositor and Transamerica
                           Occidental Life Insurance Company referenced in 7(a) above effective January 1, 1994.
                           Filed via EDGAR with Post-effective  Amendment No. 12 to Registration Statement No. 33-44436, filed April
                           29, 1996

                  (d)      Annuity Reinsurance Agreement between Depositor and Connecticut General Life Insurance
                           Company effective January 1, 1995.
                           Filed via EDGAR with Post-effective  Amendment No. 12 to Registration Statement No. 33-44436, filed April
                           29, 1996

         (8)      Agreements between Depositor and:

(a)      American Skandia Trust filed Via EDGAR with Post-effective  Amendment No. 4 to Registration  Statement No. 33-87010,  filed
                           February 25, 1997 (At such time,  what later became  American  Skandia  Trust was known as the  Henderson
                           Global Asset Trust).

(b)      The Montgomery Funds III filed via EDGAR in the Initial  Registration  Statement to Registration  Statement No.  333-08853,
                           filed July 25, 1996.

(c)      Rydex Variable Trust filed via EDGAR with  Post-Effective  Amendment No. 8 to Registration  Statement No.  33-87010,  filed
                           April 26, 1999.

(d)      First  Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration  Statement  No.
                           33-86866, filed April 26, 2000.

(e)      Evergreen  Variable  Annuity  Trust filed via EDGAR with  Post-Effective  Amendment  No. 9 to  Registration  Statement  No.
                           33-87010, filed April 26, 2000.

(f)      INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective  Amendment No. 9 to Registration  Statement No.
                           33-87010, filed April 26, 2000.

(g)      ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No. 33-87010,  filed April 26,
                           2000.

                  (h)      Prudential  Series  Fund,  Inc.  filed via EDGAR with  Post-Effective  Amendment  No. 15 to  Registration
                           Statement No. 33-87010, filed April 26, 2001.

         (9)      Opinion  and  Consent  of  Counsel  filed via EDGAR  with  Post-Effective  Amendment  No. 22 to this  Registration
                  Statement No. 33-44436, filed April 26, 2002.

         (10)     Consent of Ernst & Young LLP filed via EDGAR with Post-Effective  Amendment No. 22 to this Registration  Statement
                  No. 33-44436, filed April 26, 2002.

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-effective
                  Amendment No. 12 to Registration Statement No. 33-44436, filed April 29, 1996

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor:
Name and Principal Business Address                                    Position and Offices with Depositor

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems  acquisition, development and maintenance,  human resources  acquisition,  development and management,  accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products of American Skandia Life Assurance Corporation  registered as securities.  It also provides such services in relation to marketing of certain  public mutual funds.  It also has the power to carry on a general  financial, securities,  distribution,  advisory,  or investment  advisory  business;  to act as a general agent or broker for insurance  companies and to render  advisory,  managerial,  research and consulting  services for  maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance  companies,  insurance-related  companies,  mutual funds or business trusts. Its primary role is expected to be as investment  manager for certain mutual funds to be made available  primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4)      Skandia Vida:  This  subsidiary  American  Skandia Life Assurance  Corporation  was organized in March,  1995, and began  operations in July,  1995. It offers  investment  oriented life insurance  products  designed for long-term savings through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners:  As of December 31, 2001, there were 49,055 owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc., as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                               Interim Chief Compliance Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                              Vice President and Deputy General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor") hereby represents that the aggregate fees and charges under the annuity  contracts are reasonable in relation to the services  rendered,  the expenses expected to be incurred and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment of all of the facts and  circumstances,  including such relevant  factors as: the nature and extent of such  services,  expenses and risks;  the need for  Depositor  to earn a profit;  the degree to which the contracts include innovative  features;  and the regulatory  standards for exemptive relief under the Investment
Company  Act of 1940 used prior to October  1996,  including  the range of industry  practice.  This  representation  applies to all
Contracts sold pursuant to this Registration  Statement,  including those sold on the terms specifically described in the prospectus contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Contracts or prospectus,  or otherwise.

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

                  As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.
                  The exhibits included are as follows:

                                                               SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 14th day of November, 2002.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  November 14, 2002
          ----------------
           Wade A. Dokken

                                     (Principal Financial Officer and Principal Accounting Officer)

  /s/ Carl A. Cavaliere            Vice President, Corporate Treasurer                    November 14, 2002
  Carl A. Cavaliere                and  Business Controller

  /s/ Thomas M. Mazzaferro         Executive Vice President,                              November 14, 2002
  Thomas M. Mazzaferro             Chief Financial Officer

                                                          (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

     *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
          **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
          ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.